Schedule of Investments PIMCO All Asset Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.2% ¤
MUTUAL FUNDS (a) 96.4%
PIMCO All Asset Multi-Real Fund	2,210,000	$22,321
PIMCO CommoditiesPLUS® Strategy Fund	7,418,774	31,604
PIMCO Dynamic Bond Fund	570,196	6,112
PIMCO Emerging Markets Bond Fund	822,602	8,506
PIMCO Emerging Markets Currency and Short-Term Investments Fund	2,136,555	16,345
PIMCO Emerging Markets Local Currency and Bond Fund	1,814,597	11,577
PIMCO Extended Duration Fund	2,000,630	21,727
PIMCO High Yield Fund	2,060,865	17,950
PIMCO Income Fund	2,601,086	30,459
PIMCO International Bond Fund (U.S. Dollar-Hedged)	958,478	10,524
PIMCO Investment Grade Credit Bond Fund	700,390	7,753
PIMCO Long-Term Real Return Fund	1,333,750	14,324
PIMCO Long-Term U.S. Government Fund	787,460	6,174
PIMCO Low Duration Fund	1,073,719	10,662
PIMCO Mortgage Opportunities and Bond Fund	451,901	4,944
PIMCO RAE Emerging Markets Fund	3,391,256	27,266
PIMCO RAE Fundamental Advantage PLUS Fund	5,196,711	43,393
PIMCO RAE International Fund	2,074,438	17,301
PIMCO RAE PLUS EMG Fund	4,117,625	34,094
PIMCO RAE PLUS International Fund	8,583,111	49,954
PIMCO RAE PLUS Small Fund	2,392,331	19,234
PIMCO RAE US Small Fund	1,056,557	9,625
PIMCO RAE Worldwide Long/Short PLUS Fund	4,374,574	34,559
PIMCO Real Return Fund	1,751,776	21,424
PIMCO RealEstateRealReturn Strategy Fund	4,060,909	31,228
PIMCO Senior Floating Rate Fund	768,569	7,040
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	1,894,043	13,618
PIMCO Total Return Fund	2,428,599	26,545
PIMCO TRENDS Managed Futures Strategy Fund	619,876	6,056
Total Mutual Funds (Cost $531,019)		562,319
EXCHANGE-TRADED FUNDS 3.1%
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	810,428	18,242
Total Exchange-Traded Funds (Cost $19,177)		18,242
SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.7%
PIMCO Government Money Market Fund 0.160% (a)(b)	4,098,596	4,099
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10	0
Total Short-Term Instruments (Cost $4,099)		4,099
Total Investments in Affiliates (Cost $554,295)		584,660
Total Investments 100.2% (Cost $554,295)		$584,660
Other Assets and Liabilities, net (0.2)%		(1,069)
Net Assets 100.0%		$583,591

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Affiliates, at Value
Mutual Funds	$562,319	$0	$0	$562,319
Exchange-Traded Funds	18,242	0	0	18,242
Short-Term Instruments
Mutual Funds	4,099	0	0	4,099
Total Investments	$584,660	$0	$0	$584,660

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Balanced Allocation Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 87.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bausch Health Cos., Inc. 3.151% (LIBOR03M + 3.000%) due 06/02/2025 ~		$26	$25
Castlelake Aircraft Securitization Trust 3.967% due 07/15/2042		153	142
Total Loan Participations and Assignments (Cost $179)			167
CORPORATE BONDS & NOTES 10.9%
BANKING & FINANCE 7.3%
Bank of America Corp.
3.864% due 07/23/2024 •		200	217
3.950% due 04/21/2025		200	222
Barclays PLC 4.972% due 05/16/2029 •		200	234
BGC Partners, Inc. 5.375% due 07/24/2023		100	106
BPCE S.A. 4.625% due 07/11/2024		100	110
Brookfield Finance, Inc. 4.850% due 03/29/2029		100	119
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		100	109
Cooperatieve Rabobank UA 3.875% due 09/26/2023		250	274
CPI Property Group S.A. 1.625% due 04/23/2027	EUR	100	114
CyrusOne LP 2.900% due 11/15/2024		$100	106
Deutsche Bank AG 3.961% due 11/26/2025 •		200	213
Discover Financial Services 4.500% due 01/30/2026		100	114
GLP Capital LP 5.250% due 06/01/2025		150	163
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •		400	449
HSBC Holdings PLC
4.300% due 03/08/2026		200	226
4.583% due 06/19/2029 •		200	230
ING Bank NV 2.625% due 12/05/2022		100	105
ING Groep NV 4.100% due 10/02/2023		200	219
JPMorgan Chase & Co. 3.782% due 02/01/2028 •		300	340
Lloyds Banking Group PLC 4.450% due 05/08/2025		300	339
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026		200	217
Morgan Stanley
3.875% due 04/29/2024		200	221
4.431% due 01/23/2030 •		200	240
Natwest Group PLC 3.875% due 09/12/2023		200	215
Oversea-Chinese Banking Corp. Ltd. 0.730% (US0003M + 0.450%) due 05/17/2021 ~		200	200
Sabra Health Care LP 3.900% due 10/15/2029		100	98
Spirit Realty LP 4.000% due 07/15/2029		100	104
Sumitomo Mitsui Financial Group, Inc. 2.448% due 09/27/2024		200	212
UBS AG 7.625% due 08/17/2022 (d)		250	278
VEREIT Operating Partnership LP 3.100% due 12/15/2029		100	100
Wells Fargo & Co.
3.196% due 06/17/2027 •		100	109
3.450% due 02/13/2023		100	106

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

4.150% due 01/24/2029	200	235
		6,344
INDUSTRIALS 2.6%
Air Canada Pass-Through Trust 3.750% due 06/15/2029	81	78
American Airlines Pass-Through Trust 3.500% due 08/15/2033	193	160
Arrow Electronics, Inc. 4.500% due 03/01/2023	100	107
BMW U.S. Capital LLC 3.400% due 08/13/2021	100	103
Broadcom, Inc. 5.000% due 04/15/2030	100	118
Campbell Soup Co. 3.650% due 03/15/2023	58	62
Choice Hotels International, Inc. 3.700% due 12/01/2029	100	106
CVS Health Corp. 4.100% due 03/25/2025	49	55
DAE Funding LLC 5.250% due 11/15/2021	100	102
Dell International LLC 4.420% due 06/15/2021	25	26
Enbridge, Inc. 2.500% due 01/15/2025	100	106
Equifax, Inc. 1.150% (US0003M + 0.870%) due 08/15/2021 ~	100	100
Kinder Morgan Energy Partners LP 3.950% due 09/01/2022	100	105
Las Vegas Sands Corp. 3.200% due 08/08/2024	100	101
Penske Truck Leasing Co. LP 4.450% due 01/29/2026	100	115
Reynolds American, Inc. 4.450% due 06/12/2025	100	113
Shire Acquisitions Investments Ireland DAC 2.875% due 09/23/2023	200	212
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	200	217
Sunoco Logistics Partners Operations LP 3.900% due 07/15/2026	100	103
Syngenta Finance NV 4.441% due 04/24/2023	200	211
		2,300
UTILITIES 1.0%
AT&T, Inc. 4.100% due 02/15/2028	300	347
Exelon Corp. 3.950% due 06/15/2025	100	113
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	100	108
ONEOK, Inc. 4.550% due 07/15/2028	100	106
Petrobras Global Finance BV 5.093% due 01/15/2030	89	94
Vodafone Group PLC 3.750% due 01/16/2024	100	109
		877
Total Corporate Bonds & Notes (Cost $8,942)		9,521
MUNICIPAL BONDS & NOTES 0.5%
PENNSYLVANIA 0.2%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.375% (US0003M + 0.130%) due 10/25/2036 ~	123	120
VIRGINIA 0.1%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	100	109
WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047	170	182

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total Municipal Bonds & Notes (Cost $383)			411
U.S. GOVERNMENT AGENCIES 16.1%
Fannie Mae
0.556% due 11/25/2046 •		259	259
0.606% due 07/25/2046 •		90	90
0.626% due 09/25/2046 •		102	101
3.176% due 05/01/2038 •		146	154
Freddie Mac
3.500% due 09/01/2047		129	136
4.000% due 08/01/2047		465	499
Uniform Mortgage-Backed Security
2.500% due 06/01/2050		98	103
3.500% due 11/01/2045 - 09/01/2046		439	468
4.000% due 08/01/2048 - 08/01/2049		1,251	1,333
Uniform Mortgage-Backed Security, TBA
2.500% due 12/01/2050		3,000	3,135
3.000% due 10/01/2035 - 11/01/2050		3,300	3,460
3.500% due 10/01/2035 - 11/01/2050		3,600	3,804
4.000% due 11/01/2050		500	534
Total U.S. Government Agencies (Cost $14,013)			14,076
U.S. TREASURY OBLIGATIONS 13.1%
U.S. Treasury Bonds
2.000% due 02/15/2050		40	45
2.250% due 08/15/2049		150	179
2.375% due 11/15/2049		50	61
2.500% due 02/15/2046		2,780	3,433
3.000% due 08/15/2048		200	273
3.000% due 02/15/2049		50	68
U.S. Treasury Notes
0.375% due 04/30/2025 (f)		1,600	1,609
0.500% due 05/31/2027		500	502
0.625% due 05/15/2030		1,300	1,296
0.625% due 08/15/2030		1,000	994
1.375% due 10/15/2022		1,850	1,897
1.500% due 02/15/2030		1,000	1,079
Total U.S. Treasury Obligations (Cost $10,524)			11,436
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Banc of America Funding Trust 0.315% due 08/27/2036 ~		108	97
BANK 4.165% due 05/15/2061 ~		100	116
Citigroup Mortgage Loan Trust 3.534% due 07/25/2037 ^~		82	76
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.000% due 10/25/2036 þ		48	47
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	30	33
Total Non-Agency Mortgage-Backed Securities (Cost $347)			369
ASSET-BACKED SECURITIES 5.5%
Atrium Corp. 1.088% due 04/22/2027 •		$247	246
Babson Euro CLO BV 0.367% due 10/25/2029 •	EUR	218	253
Bowman Park CLO Ltd. 1.436% due 11/23/2025 •		$69	69
CIT Mortgage Loan Trust 1.648% due 10/25/2037 •		100	100
Citigroup Mortgage Loan Trust 0.278% due 08/25/2036 •		195	193
Countrywide Asset-Backed Certificates
0.298% due 06/25/2047 ^•		52	51
0.378% due 05/25/2037 •		651	602
Crown Point CLO Ltd. 1.442% due 10/20/2028 •		246	243
Dryden Senior Loan Fund 1.175% due 10/15/2027 •		225	223
ECMC Group Student Loan Trust 0.898% due 02/27/2068 •		66	64
Fremont Home Loan Trust 0.298% due 10/25/2036 •		432	235
Halcyon Loan Advisors Funding Ltd. 1.192% due 04/20/2027 •		116	116
Harvest CLO DAC 0.630% due 11/18/2029 •	EUR	211	247
Jamestown CLO Ltd. 0.965% due 07/15/2026 •		$31	30

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

JPMorgan Mortgage Acquisition Corp. 0.538% due 05/25/2035 •		600	595
Jubilee CLO BV 0.316% due 12/15/2029 •	EUR	250	290
Lehman XS Trust
0.318% due 12/25/2036 •		$6	7
0.948% due 10/25/2035 •		17	17
Loomis Sayles CLO Ltd. 1.175% due 04/15/2028 •		233	231
M360 Advisors LLC 4.395% due 07/24/2028		40	40
Morgan Stanley ABS Capital, Inc. Trust 0.278% due 10/25/2036 •		187	173
Navient Student Loan Trust 1.198% due 12/27/2066 •		118	117
OneMain Financial Issuance Trust 2.370% due 09/14/2032		32	32
Option One Mortgage Loan Trust 0.913% due 08/25/2035 •		120	113
S-Jets Ltd. 3.967% due 08/15/2042		195	179
SLM Student Loan Trust 0.800% due 12/15/2025 •		105	105
TICP CLO Ltd. 1.112% due 04/20/2028 •		245	245
Total Asset-Backed Securities (Cost $4,515)			4,816
SHORT-TERM INSTRUMENTS 40.8%
REPURCHASE AGREEMENTS (e) 28.3%			24,720
U.S. TREASURY BILLS 12.5%
0.134% due 10/22/2020 (a)(b)		10,900	10,900
Total Short-Term Instruments (Cost $35,619)			35,620
Total Investments in Securities (Cost $74,522)			76,416
		SHARES
INVESTMENTS IN AFFILIATES 20.5%
MUTUAL FUNDS (c) 5.4%
PIMCO Income Fund		403,503	4,725
Total Mutual Funds (Cost $4,870)			4,725
SHORT-TERM INSTRUMENTS 15.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.1%
PIMCO Short-Term Floating NAV Portfolio III		1,330,922	13,124
Total Short-Term Instruments (Cost $13,127)			13,124
Total Investments in Affiliates (Cost $17,997)			17,849
Total Investments 108.0% (Cost $92,519)			$94,265
Financial Derivative Instruments (g)(h) 0.1%(Cost or Premiums, net $(31))			61
Other Assets and Liabilities, net (8.1)%			(7,028)
Net Assets 100.0%			$87,298

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Institutional Class Shares of each Fund.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	09/30/2020	10/01/2020	$3,320	U.S. Treasury Bills 0.000% due 09/09/2021	$(3,386)	$3,320	$3,320
GSC	0.110	09/30/2020	10/01/2020	12,800	Fannie Mae 3.500% due 08/01/2049	(13,375)	12,800	12,800
TDM	0.110	09/30/2020	10/01/2020	8,600	U.S. Treasury Inflation Protected Securities 0.750% due 07/15/2028	(8,766)	8,600	8,600
Total Repurchase Agreements	$(25,527)	$24,720	$24,720
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions
TDL	0.150%	09/30/2020	10/01/2020	$(1,310)	$(1,310)
Total Sale-Buyback Transactions	$(1,310)
(f)	Securities with an aggregate market value of $1,308 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(865) at a weighted average interest rate of 0.940%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	12/2020	183	$30,671	$(3)	$165	$0
Mini MSCI EAFE Index December Futures	12/2020	234	21,682	(675)	0	(124)
$(678)	$165	$(124)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2020	3	$(614)	$(2)	$1	$(1)
U.S. Treasury 10-Year Note December Futures	12/2020	2	(279)	0	1	0

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

United Kingdom Long Gilt December Futures	12/2020	6	(1,054)	3	4	(2)
$1	$6	$(3)
Total Futures Contracts	$(677)	$171	$(127)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Exelon Corp.	(1.000)%	Quarterly	06/20/2025	0.255%	$100	$(4)	$1	$(3)	$0	$0
Kraft Heinz Foods Co.	(1.000)	Quarterly	06/20/2022	0.505	100	(1)	(1)	(2)	0	0
$(5)	$0	$(5)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2024	1.419%	$200	$(5)	$2	$(3)	$0	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	1.235%	Semi-Annual	03/04/2025	CAD	300	$6	$(1)	$5	$0	$0
Total Swap Agreements	$(4)	$1	$(3)	$0	$0
Cash of $4,536 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	10/2020	EUR	10	$12	$0	$0
10/2020	$128	EUR	109	0	(1)
CBK	10/2020	113	PEN	401	0	(2)
11/2020	GBP	14	$18	0	0
03/2021	PEN	391	109	1	0
HUS	10/2020	EUR	921	1,097	18	0
10/2020	PEN	401	113	2	0
10/2020	$125	EUR	106	0	(1)
03/2021	113	PEN	401	0	(2)
SCX	10/2020	EUR	100	$119	1	0
11/2020	816	958	0	0
SOG	11/2020	$6	RUB	424	0	0
UAG	11/2020	8	613	0	0

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total Forward Foreign Currency Contracts							$22		$(6)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Brazil Government International Bond	1.000%	Quarterly	06/20/2021	0.874%	$300	$(14)	$14	$0	$0
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2021	0.874	100	(7)	7	0	0
	Russia Government International Bond	1.000	Quarterly	06/20/2021	0.500	100	(6)	7	1	0
Total Swap Agreements							$(27)	$28	$1	$0
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments				$0		$167	$0		$167
Corporate Bonds & Notes
Banking & Finance				0		6,344	0		6,344
Industrials				0		2,300	0		2,300
Utilities				0		877	0		877
Municipal Bonds & Notes
Pennsylvania				0		120	0		120
Virginia				0		109	0		109
West Virginia				0		182	0		182
U.S. Government Agencies				0		14,076	0		14,076
U.S. Treasury Obligations				0		11,436	0		11,436
Non-Agency Mortgage-Backed Securities				0		369	0		369
Asset-Backed Securities				0		4,816	0		4,816
Short-Term Instruments
Repurchase Agreements				0		24,720	0		24,720
U.S. Treasury Bills				0		10,900	0		10,900
				$0		$76,416	$0		$76,416
Investments in Affiliates, at Value
Mutual Funds				4,725		0	0		4,725
Short-Term Instruments
Central Funds Used for Cash Management Purposes				13,124		0	0		13,124
				$17,849		$0	$0		$17,849
Total Investments				$17,849		$76,416	$0		$94,265
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				171		0	0		171
Over the counter				0		23	0		23
				$171		$23	$0		$194
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(127)		0	0		(127)
Over the counter				0		(6)	0		(6)
				$(127)		$(6)	$0		$(133)
Total Financial Derivative Instruments				$44		$17	$0		$61
Totals				$17,893		$76,433	$0		$94,326

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 164.7% ¤
CORPORATE BONDS & NOTES 7.1%
BANKING & FINANCE 3.6%
Ally Financial, Inc. 4.250% due 04/15/2021		$50	$51
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(e)(f)	EUR	200	242
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$1,100	1,163
Deutsche Bank AG 4.250% due 10/14/2021		1,600	1,646
Ford Motor Credit Co. LLC
0.000% due 12/01/2021 •	EUR	900	1,020
3.200% due 01/15/2021		$2,100	2,101
ING Bank NV 2.625% due 12/05/2022		500	524
Lloyds Banking Group PLC 1.027% (US0003M + 0.800%) due 06/21/2021 ~		500	502
Mitsubishi UFJ Financial Group, Inc. 2.126% (US0003M + 1.880%) due 03/01/2021 ~		247	249
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.250% due 09/07/2021		800	811
Natwest Group PLC
1.775% (US0003M + 1.550%) due 06/25/2024 ~		400	402
4.519% due 06/25/2024 •		300	324
UniCredit SpA 7.830% due 12/04/2023		1,650	1,934
			10,969
INDUSTRIALS 2.7%
Bayer U.S. Finance LLC 0.855% (US0003M + 0.630%) due 06/25/2021 ~		2,100	2,104
CRH America, Inc. 5.750% due 01/15/2021		200	203
Daimler Finance North America LLC 2.300% due 02/12/2021		150	151
Dell International LLC 4.420% due 06/15/2021		225	230
ERAC USA Finance LLC 2.600% due 12/01/2021		200	204
Fresenius Medical Care U.S. Finance, Inc. 5.750% due 02/15/2021		1,000	1,018
Keurig Dr Pepper, Inc.
3.551% due 05/25/2021		2,800	2,857
4.057% due 05/25/2023		100	109
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		500	508
Textron, Inc. 0.793% (US0003M + 0.550%) due 11/10/2020 ~		690	690
Volkswagen Group of America Finance LLC 4.000% due 11/12/2021		200	207
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	2,670	17
			8,298
UTILITIES 0.8%
Duke Energy Corp. 0.765% (US0003M + 0.500%) due 05/14/2021 ~		$1,000	1,003
Petrobras Global Finance BV
5.093% due 01/15/2030		679	714
6.625% due 01/16/2034	GBP	100	142
Sempra Energy 0.700% (US0003M + 0.450%) due 03/15/2021 ~		$300	300

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

Southern Power Co. 0.777% (US0003M + 0.550%) due 12/20/2020 ~	300	300
		2,459
Total Corporate Bonds & Notes (Cost $21,146)		21,726
U.S. GOVERNMENT AGENCIES 20.7%
Fannie Mae
0.498% due 05/25/2042 •	3	3
0.548% due 03/25/2049 •	1,330	1,337
2.371% due 10/01/2044 •	3	3
2.445% due 01/01/2036 •	35	35
2.468% due 07/01/2035 •	12	12
3.141% due 05/25/2035 ~	14	14
3.366% due 11/01/2034 •	11	12
3.905% due 11/01/2035 •	3	3
Freddie Mac
0.278% due 08/25/2031 •	1	1
0.506% due 07/15/2044 •	370	372
0.602% due 09/15/2042 •	728	738
2.371% due 02/25/2045 •	37	38
2.404% due 09/01/2036 •	46	48
2.481% due 07/01/2036 •	79	82
2.909% due 10/01/2036 •	38	39
3.945% due 01/01/2034 •	2	2
Ginnie Mae
0.599% due 08/20/2068 •	571	566
1.904% due 04/20/2067 •	411	420
Ginnie Mae, TBA 2.500% due 11/01/2050 - 12/01/2050	5,300	5,545
NCUA Guaranteed Notes
0.605% due 10/07/2020 •	113	113
0.715% due 12/08/2020 •	546	546
Small Business Administration 5.510% due 11/01/2027	87	96
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050	5,500	5,662
2.500% due 12/01/2050	11,500	12,018
3.000% due 11/01/2050	4,300	4,506
3.500% due 11/01/2050	8,880	9,374
4.000% due 11/01/2050	20,400	21,779
Total U.S. Government Agencies (Cost $63,306)		63,364
U.S. TREASURY OBLIGATIONS 90.2%
U.S. Treasury Bonds
3.000% due 05/15/2045 (l)	80	107
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2021 (h)	42,661	42,847
0.125% due 01/15/2022	3,377	3,430
0.125% due 04/15/2022 (h)	35,941	36,577
0.125% due 07/15/2022	8,896	9,127
0.125% due 01/15/2023 (h)	20,259	20,878
0.125% due 10/15/2024 (h)	3,534	3,752
0.125% due 07/15/2026	6,722	7,291
0.125% due 01/15/2030	1,269	1,402
0.125% due 07/15/2030 (h)	5,799	6,450
0.250% due 07/15/2029	1,063	1,190
0.375% due 07/15/2023	7,445	7,810
0.375% due 07/15/2025	12,755	13,851
0.375% due 07/15/2025 (l)	2,513	2,728
0.375% due 01/15/2027	7,035	7,743
0.375% due 07/15/2027 (l)	297	330
0.500% due 04/15/2024 (h)	18,242	19,372
0.500% due 01/15/2028 (h)	4,858	5,454
0.625% due 07/15/2021	2,313	2,347
0.625% due 04/15/2023	2,117	2,215
0.625% due 01/15/2024 (j)	4,357	4,630
0.625% due 01/15/2026 (h)	20,573	22,684
0.625% due 02/15/2043	169	208
0.750% due 07/15/2028	4,004	4,615
0.875% due 01/15/2029 (h)	17,308	20,166
1.125% due 01/15/2021	5,092	5,124
1.375% due 02/15/2044 (l)	111	158
1.750% due 01/15/2028	6,026	7,341
2.000% due 01/15/2026	872	1,027
2.125% due 02/15/2040	276	422
2.125% due 02/15/2041	1,751	2,719
2.375% due 01/15/2025	7,119	8,266
2.500% due 01/15/2029 (l)	1,979	2,586
3.875% due 04/15/2029	594	854
3.875% due 04/15/2029 (l)	118	170

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total U.S. Treasury Obligations (Cost $263,981)			275,871
NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Alliance Bancorp Trust 0.388% due 07/25/2037 •		198	172
Banc of America Mortgage Trust
3.212% due 06/25/2035 ~		30	27
3.885% due 11/25/2035 ^~		11	11
Bear Stearns Adjustable Rate Mortgage Trust
3.383% due 07/25/2036 ^~		33	31
3.506% due 03/25/2035 ~		43	42
3.976% due 01/25/2035 ~		109	111
Citigroup Mortgage Loan Trust
3.258% due 04/25/2066 ~		90	91
3.355% due 09/25/2037 ^~		192	185
Countrywide Alternative Loan Trust
0.268% due 06/25/2036 •		535	510
0.351% due 12/20/2046 ^•		848	707
5.000% due 07/25/2035		74	61
6.000% due 02/25/2037 ^		148	98
Countrywide Home Loan Mortgage Pass-Through Trust
2.934% due 10/20/2035 ~		1,430	1,414
3.020% due 08/25/2034 ^~		7	7
Credit Suisse Mortgage Capital Certificates
0.298% due 09/29/2036 •		583	567
6.062% due 10/26/2036 ~		52	51
Eurosail PLC 1.010% due 06/13/2045 •	GBP	264	338
First Horizon Alternative Mortgage Securities Trust
3.014% due 06/25/2034 ~		$6	6
6.000% due 02/25/2037 ^		49	33
GreenPoint Mortgage Funding Trust
0.328% due 09/25/2046 •		116	107
0.688% due 11/25/2045 •		7	6
GSR Mortgage Loan Trust 4.024% due 01/25/2035 ~		13	13
HarborView Mortgage Loan Trust 0.636% due 03/19/2036 ^•		27	25
Hawksmoor Mortgages 1.112% due 05/25/2053 •	GBP	1,221	1,576
HomeBanc Mortgage Trust 0.478% due 10/25/2035 •		$27	27
IndyMac Mortgage Loan Trust 3.753% due 11/25/2035 ^~		12	12
JPMorgan Mortgage Trust
2.990% due 08/25/2035 ~		26	25
3.215% due 07/25/2035 ~		18	18
3.358% due 02/25/2035 ~		30	29
Lehman XS Trust 1.298% due 12/25/2037 •		717	670
MASTR Adjustable Rate Mortgages Trust 3.230% due 11/21/2034 ~		11	11
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.892% due 09/15/2030 •		80	80
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		1,158	1,220
Residential Accredit Loans, Inc. Trust
2.029% due 10/25/2037 ~		35	31
2.379% due 09/25/2045 •		84	79
Residential Asset Securitization Trust 0.548% due 05/25/2035 •		71	52
Sequoia Mortgage Trust 0.356% due 07/20/2036 •		120	116
Structured Adjustable Rate Mortgage Loan Trust
2.419% due 01/25/2035 ^•		8	7
3.170% due 02/25/2034 ~		7	7
Structured Asset Mortgage Investments Trust
0.358% due 04/25/2036 •		7	6
0.816% due 10/19/2034 •		10	10
Towd Point Mortgage Funding PLC 1.101% due 10/20/2051 •	GBP	1,067	1,381
WaMu Mortgage Pass-Through Certificates Trust
1.789% due 05/25/2047 •		$142	128
2.369% due 08/25/2035 ~		3	2
3.520% due 12/25/2035 ~		84	81
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		14	13
Total Non-Agency Mortgage-Backed Securities (Cost $9,964)			10,194
ASSET-BACKED SECURITIES 7.0%
Argent Mortgage Loan Trust 0.628% due 05/25/2035 •		87	80

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

Argent Securities Trust
0.298% due 07/25/2036 •		338	298
0.308% due 05/25/2036 •		642	253
Atrium Corp. 1.088% due 04/22/2027 •		395	394
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •	EUR	285	334
Brookside Mill CLO Ltd. 1.093% due 01/17/2028 •		$1,862	1,847
Catamaran CLO Ltd. 1.095% due 01/27/2028 •		526	521
CIT Mortgage Loan Trust
1.498% due 10/25/2037 •		446	448
1.648% due 10/25/2037 •		600	600
Citigroup Mortgage Loan Trust 0.378% due 12/25/2036 •		44	38
Citigroup Mortgage Loan Trust, Inc. 0.478% due 10/25/2036 •		400	378
CoreVest American Finance Trust 2.968% due 10/15/2049		116	118
Countrywide Asset-Backed Certificates
0.338% due 11/25/2037 •		771	724
0.398% due 03/25/2037 •		200	185
0.948% due 10/25/2035 •		31	31
Countrywide Asset-Backed Certificates Trust 0.888% due 08/25/2047 •		175	170
Credit-Based Asset Servicing & Securitization LLC
0.268% due 07/25/2037 •		12	9
0.368% due 07/25/2037 •		50	40
Ellington Loan Acquisition Trust 1.248% due 05/25/2037 •		30	29
Fremont Home Loan Trust 0.283% due 10/25/2036 •		124	112
GSAA Home Equity Trust 6.220% due 03/25/2046 þ		59	46
GSAMP Trust
0.218% due 12/25/2036 •		53	32
1.123% due 03/25/2035 ^•		106	98
Halcyon Loan Advisors Funding Ltd. 1.192% due 04/20/2027 •		139	139
Home Equity Asset Trust 0.598% due 02/25/2036 •		400	382
IndyMac Mortgage Loan Trust 0.218% due 07/25/2036 •		265	107
Jamestown CLO Ltd.
0.965% due 07/15/2026 •		98	98
1.075% due 07/25/2027 •		169	168
1.493% due 01/17/2027 •		417	417
JPMorgan Mortgage Acquisition Trust 0.358% due 10/25/2036 •		78	75
Jubilee CLO BV 0.316% due 12/15/2029 •	EUR	1,950	2,265
Lehman XS Trust
0.308% due 05/25/2036 •		$118	122
4.821% due 06/25/2036 þ		153	157
LoanCore Issuer Ltd. 1.282% due 05/15/2036 •		500	495
Long Beach Mortgage Loan Trust 0.268% due 08/25/2036 •		595	315
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	250	292
Marathon CLO Ltd. 1.117% due 11/21/2027 •		$1,688	1,674
Marlette Funding Trust 2.690% due 09/17/2029		38	38
MASTR Asset-Backed Securities Trust 0.298% due 10/25/2036 •		193	88
Morgan Stanley Mortgage Loan Trust
5.910% due 11/25/2036 þ		756	285
6.000% due 02/25/2037 ^~		75	59
New Century Home Equity Loan Trust 0.913% due 02/25/2035 •		109	106
OCP CLO Ltd.
1.065% due 10/26/2027 •		691	688
1.075% due 07/15/2027 •		144	143
Renaissance Home Equity Loan Trust 1.248% due 09/25/2037 •		1,019	514
Residential Asset Securities Corp. Trust
0.378% due 06/25/2036 •		309	301
0.478% due 04/25/2036 •		200	194
Saxon Asset Securities Trust 0.458% due 09/25/2037 •		188	182
Securitized Asset-Backed Receivables LLC Trust
0.298% due 07/25/2036 •		340	199

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

0.308% due 07/25/2036 •		158	80
0.398% due 05/25/2036 •		573	403
SLM Private Education Loan Trust 2.402% due 06/16/2042 •		32	32
SLM Student Loan Trust
0.000% due 01/25/2024 •	EUR	44	52
0.000% due 06/17/2024 •		24	28
0.795% due 10/25/2064 •		$469	454
1.745% due 04/25/2023 •		707	695
Soundview Home Loan Trust 0.348% due 06/25/2037 •		757	631
Structured Asset Securities Corp. Mortgage Loan Trust 1.657% due 04/25/2035 •		130	127
Symphony CLO Ltd. 1.218% due 07/14/2026 •		205	203
THL Credit Wind River CLO Ltd.
1.145% due 10/15/2027 •		347	345
1.155% due 01/15/2026 •		54	54
Venture CLO Ltd.
1.095% due 04/15/2027 •		600	597
1.155% due 07/15/2027 •		317	316
1.408% due 10/22/2031 •		500	500
Voya CLO Ltd. 0.965% due 07/25/2026 •		181	181
Z Capital Credit Partners CLO Ltd. 1.221% due 07/16/2027 •		551	550
Total Asset-Backed Securities (Cost $21,726)			21,536
SOVEREIGN ISSUES 11.4%
Argentina Government International Bond
29.406% (BADLARPP + 0.000%) due 10/04/2022 ~	ARS	100	1
31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		3,393	23
Australia Government International Bond
1.250% due 02/21/2022 (d)	AUD	1,834	1,348
3.000% due 09/20/2025 (d)		2,100	1,789
Autonomous City of Buenos Aires Argentina 34.633% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	1,850	12
Canada Government Real Return Bond 4.250% due 12/01/2026 (d)	CAD	937	929
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	2,295	2,863
0.250% due 07/25/2024 (d)		745	919
2.100% due 07/25/2023 (d)		2,524	3,186
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (d)		6,383	7,819
Japan Government International Bond
0.100% due 03/10/2028	JPY	208,851	1,978
0.100% due 03/10/2029		263,518	2,499
Mexico Government International Bond 7.750% due 05/29/2031	MXN	7,972	407
New Zealand Government International Bond 2.000% due 09/20/2025 (d)	NZD	2,791	2,090
Peru Government International Bond 5.940% due 02/12/2029	PEN	1,000	326
Provincia de Buenos Aires
33.378% due 04/12/2025	ARS	980	6
33.497% due 05/31/2022		210	1
Qatar Government International Bond 3.875% due 04/23/2023		$400	430
Saudi Government International Bond 4.000% due 04/17/2025		260	289
United Kingdom Gilt
0.125% due 08/10/2028 (d)	GBP	2,096	3,454
1.250% due 11/22/2027 (d)		2,637	4,568
Total Sovereign Issues (Cost $34,146)			34,937
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		230,000	249

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total Preferred Securities (Cost $230)			249
SHORT-TERM INSTRUMENTS 24.9%
REPURCHASE AGREEMENTS (g) 24.7%			75,724
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
34.251% due 01/29/2021 (b)(c)	ARS	1,506	9
U.S. TREASURY BILLS 0.2%
0.092% due 01/07/2021 (a)(b)(l)		$554	554
Total Short-Term Instruments (Cost $76,289)			76,287
Total Investments in Securities (Cost $490,788)			504,164
		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		12,329	122
Total Short-Term Instruments (Cost $121)			122
Total Investments in Affiliates (Cost $121)			122
Total Investments 164.8% (Cost $490,909)			$504,286
Financial Derivative Instruments (i)(k) (1.0)%(Cost or Premiums, net $(2,197))			(3,171)
Other Assets and Liabilities, net (63.8)%			(195,085)
Net Assets 100.0%			$306,030

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.110%	09/30/2020	10/01/2020	$18,800	U.S. Treasury Bonds 2.875% due 05/15/2043	$(19,072)	$18,800	$18,800
FICC	0.000	09/30/2020	10/01/2020	592	U.S. Treasury Bills 0.000% due 09/09/2021	(604)	592	592
JPS	0.090	09/30/2020	10/01/2020	1,126	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2030	(1,124)	1,126	1,126
SAL	0.110	09/30/2020	10/01/2020	18,800	U.S. Treasury Bonds 3.125% due 08/15/2044	(19,059)	18,800	18,800
SSB	0.000	09/30/2020	10/01/2020	2,406	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(2,454)	2,406	2,406
TDM	0.100	09/30/2020	10/01/2020	15,200	U.S. Treasury Notes 0.125% due 09/30/2022	(15,514)	15,200	15,200
0.110	09/30/2020	10/01/2020	18,800	U.S. Treasury Inflation Protected Securities 1.000% due 02/15/2046	(19,086)	18,800	18,800
Total Repurchase Agreements	$(76,913)	$75,724	$75,724
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(3)	Borrowing Date	Maturity Date	Amount Borrowed(3)	Payable for Sale-Buyback Transactions(4)
BPG	0.160%	09/22/2020	10/06/2020	$(2,487)	$(2,488)
0.170	08/27/2020	10/08/2020	(593)	(593)
0.170	09/23/2020	10/07/2020	(824)	(824)
0.220	07/09/2020	10/08/2020	(19,670)	(19,680)
0.220	07/20/2020	10/20/2020	(91,384)	(91,425)
MSC	0.120	09/23/2020	10/07/2020	(14,051)	(14,051)
0.170	09/29/2020	10/01/2020	(1,061)	(1,061)
0.190	08/03/2020	10/02/2020	(10,249)	(10,252)
TDL	0.160	09/25/2020	10/01/2020	(1,080)	(1,079)
0.190	07/09/2020	10/08/2020	(13,025)	(13,031)
Total Sale-Buyback Transactions	$(154,484)
(h)	Securities with an aggregate market value of $156,086 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(147,630) at a weighted average interest rate of 0.858%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for sale-buyback transactions includes $12 of deferred price drop.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - NYMEX Natural Gas November 2020 Futures	$2.000	10/27/2020	2	$	20	$1	$1
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOT U.S. Treasury 10-Year Note December 2020 Futures	$156.500	11/20/2020	100	$	100	$1	$0
Total Purchased Options	$2	$1
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value
Put - CMX Gold December 2020 Futures	$1,900.000	11/24/2020	1	$0	$(4)	$(6)
Call - CMX Gold December 2020 Futures	2,200.000	11/24/2020	1	0	(4)	(1)
Call - NYMEX Crude December 2020 Futures	43.000	11/17/2020	24	24	(25)	(27)
Call - NYMEX Crude December 2020 Futures	43.500	11/17/2020	12	12	(13)	(11)
Call - NYMEX Crude December 2020 Futures	44.000	11/17/2020	12	12	(13)	(10)
Call - NYMEX Crude December 2020 Futures	45.000	11/17/2020	12	12	(15)	(7)
Call - NYMEX Crude December 2020 Futures	46.000	11/17/2020	12	12	(12)	(5)
Call - NYMEX Crude November 2020 Futures	46.000	10/15/2020	24	24	(18)	(1)
Call - NYMEX Crude November 2020 Futures	47.000	10/15/2020	36	36	(27)	(1)
Call - NYMEX Natural Gas November 2020 Futures	2.750	10/27/2020	1	10	(1)	(1)
Call - NYMEX Natural Gas November 2020 Futures	3.000	10/27/2020	4	40	(4)	(3)
Call - NYMEX WTI-Brent Crude Spread December 2020 Futures	3.000	10/29/2020	1	1	(1)	(1)
Total Written Options	$(137)	$(74)
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Aluminum November Futures	11/2020	3	$131	$(3)	$0	$(3)
Arabica Coffee December Futures	12/2020	5	208	(18)	3	0
Brent 1st Line December Futures	12/2020	1	(1)	(1)	0	0
Brent 1st Line November Futures	11/2020	1	(1)	(1)	0	0
Brent 1st Line October Futures	10/2020	1	(1)	(1)	0	0
Brent Crude December Futures	10/2020	8	338	4	5	0
Brent Crude December Futures	10/2021	51	2,323	(19)	41	0
Brent Crude December Futures	10/2022	11	521	(27)	8	0
Brent Crude January Futures	11/2020	15	641	(4)	12	0
Brent Crude March Futures	01/2021	1	43	0	1	0
Brent Crude March Futures	01/2022	16	737	23	13	0
California Carbon Allowance Future Vintage December Futures	12/2020	20	347	24	0	0
California Carbon Allowance Future Vintage December Futures	12/2021	14	251	4	0	0
Call Options Strike @ EUR 115.500 on Euro-Schatz December 2020 Futures(2)	11/2020	74	0	0	0	0
Call Options Strike @ EUR 117.000 on Euro-Schatz December 2020 Futures(2)	11/2020	492	3	(1)	0	0
Chicago Ethanol (Platts) December Futures	12/2020	1	56	14	2	0
Chicago Ethanol (Platts) January Futures	01/2021	2	110	12	3	0
Corn December Futures	12/2020	21	398	12	15	0
Corn July Futures	07/2021	3	60	5	2	0
Cotton No. 2 December Futures	12/2020	1	33	0	0	0
Euro-Bobl December Futures	12/2020	46	7,290	10	3	(6)
Euro-Bund 10-Year Bond December Futures	12/2020	73	14,937	74	21	(30)
Gas Oil December Futures	12/2021	30	1,129	(24)	11	0
Gas Oil June Futures	06/2021	8	288	(35)	4	0
Gas Oil March Futures	03/2021	17	596	(69)	6	0
Gas Oil November Futures	11/2020	3	100	1	2	0
Gold 100 oz. December Futures	12/2020	24	4,549	16	0	(19)
Hard Red Winter Wheat March Futures	03/2021	16	415	29	26	0
Hard Red Winter Wheat May Futures	05/2021	3	79	5	5	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

Henry Hub Natural Gas April Futures	03/2021	3	21	0	0	0
Henry Hub Natural Gas April Futures	03/2022	1	6	0	0	0
Henry Hub Natural Gas August Futures	07/2021	2	14	0	0	0
Henry Hub Natural Gas August Futures	07/2022	1	6	0	0	0
Henry Hub Natural Gas December Futures	11/2021	1	8	0	0	0
Henry Hub Natural Gas December Futures	11/2022	1	7	1	0	0
Henry Hub Natural Gas February Futures	01/2022	1	8	2	0	0
Henry Hub Natural Gas January Futures	12/2021	1	8	2	0	0
Henry Hub Natural Gas July Futures	06/2021	2	14	0	0	0
Henry Hub Natural Gas July Futures	06/2022	1	6	0	0	0
Henry Hub Natural Gas June Futures	05/2021	3	21	0	0	0
Henry Hub Natural Gas June Futures	05/2022	1	6	0	0	0
Henry Hub Natural Gas March Futures	02/2022	1	7	1	0	0
Henry Hub Natural Gas May Futures	04/2021	3	21	0	0	0
Henry Hub Natural Gas May Futures	04/2022	1	6	0	0	0
Henry Hub Natural Gas November Futures	10/2021	1	7	0	0	0
Henry Hub Natural Gas November Futures	10/2022	1	6	0	0	0
Henry Hub Natural Gas October Futures	09/2021	2	14	0	0	0
Henry Hub Natural Gas October Futures	09/2022	1	6	0	0	0
Henry Hub Natural Gas September Futures	08/2021	2	14	0	0	0
Henry Hub Natural Gas September Futures	08/2022	1	6	0	0	0
Live Cattle December Futures	12/2020	11	494	14	0	(3)
Natural Gas December Futures	11/2020	16	499	(11)	0	0
Natural Gas December Futures	11/2020	8	96	4	0	(4)
Natural Gas February Futures	01/2021	29	934	36	2	0
Natural Gas May Futures	04/2021	8	220	0	0	0
Natural Gas November Futures	10/2020	22	556	(48)	0	(8)
Natural Gas October Futures	09/2021	1	28	0	0	0
New York Harbor ULSD June Futures	05/2021	3	155	(1)	4	0
New York Harbor ULSD March Futures	02/2021	5	253	(22)	6	0
Put Options Strike @ EUR 129.750 on Euro-Bobl November 2020 Futures(2)	10/2020	66	0	0	0	0
Put Options Strike @ EUR 157.000 on Euro-Bund December 2020 Futures(2)	11/2020	73	1	0	0	0
RBOB Gasoline June Futures	05/2021	2	113	25	1	0
Silver December Futures	12/2020	3	352	(38)	0	(14)
Soybean January Futures	01/2021	9	462	27	14	0
Soybean Oil December Futures	12/2020	4	80	(1)	1	0
Sugar No. 11 March Futures	02/2021	12	182	6	1	0
U.S. Treasury 2-Year Note December Futures	12/2020	297	65,625	22	0	(2)
U.S. Treasury 5-Year Note December Futures	12/2020	627	79,022	102	0	(64)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	41	9,094	(141)	0	(82)
White Sugar March Futures	02/2021	6	113	0	1	0
WTI Crude April Futures	03/2021	6	251	1	5	0
WTI Crude December Futures	11/2020	10	405	(10)	9	0
WTI Crude December Futures	11/2023	4	179	(2)	2	0
WTI Crude July Futures	06/2021	2	85	(5)	2	0
WTI Crude June Futures	05/2022	26	1,132	(25)	22	0
WTI Crude March Futures	02/2021	20	829	23	18	0
WTI Crude March Futures	02/2022	1	43	(3)	1	0
WTI Crude May Futures	04/2021	10	420	(69)	9	0
WTI Crude September Futures	08/2021	15	642	79	14	0
WTI Crude September Futures	08/2022	2	87	(3)	2	0
Zinc November Futures	11/2020	11	659	(16)	0	(16)
				$(20)	$297	$(251)
SHORT FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Bond December Futures	12/2020	22	$(1,848)	$(5)	$1	$0
Australia Government 10-Year Bond December Futures	12/2020	8	(856)	(8)	1	0
Brent Crude December Futures	10/2023	9	(438)	8	0	(6)
Brent Crude June Futures	04/2021	39	(1,731)	97	0	(32)
Brent Crude June Futures	04/2022	38	(1,769)	(67)	0	(30)
Brent Crude June Futures	04/2023	9	(433)	0	0	(6)
Brent Crude September Futures	07/2021	6	(270)	6	0	(5)
Call Options Strike @ USD 46.500 on Brent Crude January 2021 Futures(2)	11/2020	24	(20)	1	0	(3)
Call Options Strike @ USD 47.000 on Brent Crude January 2021 Futures(2)	11/2020	12	(9)	3	0	(1)
Call Options Strike @ USD 47.500 on Brent Crude January 2021 Futures(2)	11/2020	12	(7)	2	0	(1)
Call Options Strike @ USD 48.000 on Brent Crude January 2021 Futures(2)	11/2020	12	(6)	5	0	(1)
Call Options Strike @ USD 50.000 on Brent Crude December 2020 Futures(2)	10/2020	36	(3)	25	0	0
Call Options Strike @ USD 50.500 on Brent Crude December 2020 Futures(2)	10/2020	12	(1)	8	0	0
Call Options Strike @ USD 51.000 on Brent Crude December 2020 Futures(2)	10/2020	12	(1)	8	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

Cocoa December Futures	12/2020	4	(102)	0	2	0
Copper December Futures	12/2020	6	(455)	0	0	(6)
Euro-BTP Italy Government Bond December Futures	12/2020	26	(4,499)	(47)	16	(16)
Euro-Buxl 30-Year Bond December Futures	12/2020	9	(2,350)	(37)	12	(12)
Euro-OAT France Government 10-Year Bond December Futures	12/2020	7	(1,383)	(6)	4	(3)
Euro-Schatz December Futures	12/2020	566	(74,516)	(27)	10	(3)
Gas Oil December Futures	12/2020	3	(101)	9	0	(2)
Gas Oil June Futures	06/2022	4	(157)	4	0	(1)
Gas Oil March Futures	03/2022	9	(347)	3	0	(4)
Gas Oil September Futures	09/2021	9	(334)	2	0	(4)
Hard Red Winter Wheat December Futures	12/2020	1	(25)	(2)	0	(2)
Japan Government 10-Year Bond December Futures	12/2020	2	(2,885)	(8)	0	(1)
Natural Gas April Futures	03/2021	9	(251)	3	0	0
Natural Gas April Futures	03/2021	3	(34)	(1)	1	0
Natural Gas April Futures	03/2022	1	(12)	0	0	0
Natural Gas August Futures	07/2021	2	(22)	0	0	0
Natural Gas August Futures	07/2022	1	(12)	0	0	0
Natural Gas December Futures	11/2021	1	(14)	(2)	0	0
Natural Gas December Futures	11/2022	1	(14)	(2)	0	0
Natural Gas February Futures	01/2022	1	(12)	(1)	0	0
Natural Gas January Futures	12/2020	52	(1,699)	(53)	0	(4)
Natural Gas January Futures	12/2021	1	(14)	(2)	0	0
Natural Gas July Futures	06/2021	2	(22)	0	0	0
Natural Gas July Futures	06/2022	1	(12)	0	0	0
Natural Gas June Futures	05/2021	3	(32)	0	1	0
Natural Gas June Futures	05/2022	1	(11)	0	0	0
Natural Gas March Futures	02/2022	1	(13)	(1)	0	0
Natural Gas May Futures	04/2021	3	(34)	0	1	0
Natural Gas May Futures	04/2022	1	(12)	0	0	0
Natural Gas November Futures	10/2020	8	(90)	(6)	4	0
Natural Gas November Futures	10/2021	1	(13)	(2)	0	0
Natural Gas November Futures	10/2022	1	(13)	(1)	0	0
Natural Gas October Futures	09/2021	1	(12)	(1)	0	0
Natural Gas October Futures	09/2022	1	(13)	(1)	0	0
Natural Gas September Futures	08/2021	2	(22)	(1)	1	0
Natural Gas September Futures	08/2022	1	(11)	0	0	0
Nickel November Futures	11/2020	7	(609)	15	15	(1)
Platinum January Futures	01/2021	20	(909)	8	0	(12)
RBOB Gasoline December Futures	11/2020	7	(343)	(16)	0	(4)
RBOB Gasoline March Futures	02/2021	22	(1,103)	(24)	0	(12)
RBOB Gasoline November Futures	10/2020	2	(99)	3	0	(1)
Soybean Meal December Futures	12/2020	5	(171)	(23)	0	(5)
Soybean November Futures	11/2020	22	(1,126)	(107)	0	(34)
U.S. Treasury 10-Year Note December Futures	12/2020	495	(69,068)	(165)	124	0
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2020	45	(7,196)	10	21	0
U.S. Treasury 30-Year Bond December Futures	12/2020	198	(34,904)	29	186	0
United Kingdom Long Gilt December Futures	12/2020	42	(7,376)	7	25	(12)
Wheat March Futures	03/2021	3	(88)	(7)	0	(4)
Wheat May Futures	05/2021	2	(59)	(3)	0	(3)
WTI Crude August Futures	07/2021	3	(128)	(2)	0	(3)
WTI Crude December Futures	11/2021	33	(1,423)	33	0	(30)
WTI Crude December Futures	11/2022	3	(132)	1	0	(2)
WTI Crude January Futures	12/2020	2	(82)	3	0	(2)
WTI Crude June Futures	05/2021	28	(1,184)	58	0	(25)
WTI Crude November Futures	10/2020	2	(80)	0	0	(2)
$(277)	$425	$(295)
Total Futures Contracts	$(297)	$722	$(546)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.207%	EUR	130	$2	$(2)	$0	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.570	$100	(3)	3	0	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.070	200	(11)	11	0	0	0
$(12)	$12	$0	$0	$0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(4)
										Variation Margin(1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly		06/20/2025		$1,932	$136	$(233)	$(97)	$0	$(3)
CDX.HY-35 5-Year Index	(5.000)	Quarterly		12/20/2025		1,900	(80)	(1)	(81)	1	(2)
							$56	$(234)	$(178)	$1	$(5)
INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month NZD-BBR	3.250%	Semi-Annual	03/21/2028	NZD	1,000	$3	$(148)	$(145)	$1	$0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		$600	31	(82)	(51)	1	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	195,330	(3)	(41)	(44)	0	(1)
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	3,500	0	5	5	0	(3)
Receive	CPTFEMU	0.330	Maturity	07/15/2022		900	0	2	2	0	(1)
Receive	CPTFEMU	1.710	Maturity	03/15/2033		400	(1)	(64)	(65)	1	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	0	40	40	1	0
Receive	CPURNSA	2.023	Maturity	11/23/2020		$1,500	0	(6)	(6)	2	0
Receive	CPURNSA	2.021	Maturity	11/25/2020		1,500	0	(6)	(6)	2	0
Receive	CPURNSA	1.875	Maturity	03/14/2021		2,100	0	(9)	(9)	1	0
Receive	CPURNSA	1.816	Maturity	05/13/2021		10,100	0	(57)	(57)	8	0
Receive	CPURNSA	1.550	Maturity	07/26/2021		1,100	37	(22)	15	0	0
Receive	CPURNSA	1.445	Maturity	09/09/2021		8,290	0	(24)	(24)	0	(7)
Receive	CPURNSA	1.063	Maturity	09/12/2021		570	17	(12)	5	0	(1)
Receive	CPURNSA	1.580	Maturity	09/20/2021		2,100	0	(13)	(13)	0	(2)
Receive	CPURNSA	1.592	Maturity	09/20/2021		2,000	0	(13)	(13)	0	(2)
Receive	CPURNSA	2.069	Maturity	07/15/2022		700	0	(13)	(13)	0	(1)
Receive	CPURNSA	2.500	Maturity	07/15/2022		1,200	(178)	33	(145)	0	(1)
Receive	CPURNSA	2.210	Maturity	02/05/2023		3,970	0	(125)	(125)	0	(6)
Receive	CPURNSA	2.263	Maturity	04/27/2023		2,120	0	(81)	(81)	0	(2)
Receive	CPURNSA	2.560	Maturity	05/08/2023		13,100	(2,128)	439	(1,689)	0	(14)
Receive	CPURNSA	3.263	Maturity	05/09/2023		630	0	(24)	(24)	0	(1)
Receive	CPURNSA	2.281	Maturity	05/10/2023		960	0	(39)	(39)	0	(3)
Pay	CPURNSA	2.102	Maturity	07/20/2027		1,800	0	58	58	0	0
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	0	38	38	0	0
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	0	64	64	0	0
Receive	CPURNSA	1.794	Maturity	08/24/2027		600	0	5	5	0	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		300	0	3	3	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	0	0	0	0	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	0	25	25	0	0
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	0	21	21	0	0
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	0	50	50	0	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	4	124	128	0	0
Pay	CPURNSA	2.353	Maturity	05/09/2028		630	0	43	43	0	0
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	0	66	66	0	0
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	0	67	67	0	0
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,800	0	124	124	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	0	44	44	0	0
Pay	CPURNSA	1.954	Maturity	06/03/2029		400	0	7	7	0	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		2,800	2	66	68	0	(1)
Receive	FRCPXTOB	1.345	Maturity	06/15/2021	EUR	800	0	(24)	(24)	1	0
Receive	FRCPXTOB	1.030	Maturity	03/15/2024		800	0	(34)	(34)	0	(1)
Pay	FRCPXTOB	1.618	Maturity	07/15/2028		520	0	66	66	0	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038		390	1	106	107	2	0
Pay	UKRPI	3.330	Maturity	01/15/2025	GBP	12,100	358	(166)	192	6	0
Pay	UKRPI	3.632	Maturity	12/15/2028		200	0	14	14	0	(1)
Pay	UKRPI	3.400	Maturity	01/15/2030		3,800	(2)	15	13	0	(11)
Pay	UKRPI	3.480	Maturity	01/15/2030		1,400	15	9	24	0	(4)
Pay	UKRPI	3.346	Maturity	05/15/2030		300	1	(6)	(5)	0	(1)
Pay	UKRPI	3.400	Maturity	06/15/2030		2,100	35	105	140	0	(7)
Pay	UKRPI	3.530	Maturity	10/15/2031		140	4	5	9	0	(1)
							$(1,804)	$635	$(1,169)	$26	$(72)
Total Swap Agreements							$(1,760)	$413	$(1,347)	$27	$(77)
(j)

Securities with an aggregate market value of $859 and cash of $4,220 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)	Unsettled variation margin asset of $1 for closed futures and unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(2)	Future styled option.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

(4)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	07/2021	EUR	10		$11	$0	$0
	07/2021		$134	EUR	122	10	0
BPS	10/2020	EUR	4,077		$4,836	56	0
	10/2020	JPY	95,570		901	0	(5)
	10/2020		$1,703	GBP	1,321	1	0
	10/2020		1,591	JPY	168,004	2	0
	11/2020	EUR	37		$43	0	0
	11/2020	JPY	168,004		1,592	0	(2)
	11/2020	NZD	3,025		1,989	0	(12)
CBK	10/2020	GBP	10,186		13,463	319	0
	10/2020	PEN	1,068		303	6	0
GLM	01/2021		$12	EUR	11	1	0
	07/2021	EUR	56		$67	1	0
HUS	10/2020	AUD	750		548	11	0
	10/2020	EUR	645		765	9	0
	10/2020	GBP	181		234	0	0
	10/2020	JPY	74,685		703	0	(6)
	10/2020		$11,637	GBP	9,046	35	0
	11/2020	GBP	9,076		$11,678	1	(35)
	02/2021		$10	EUR	9	1	0
	04/2021		10		10	1	0
	05/2021		11		10	1	0
	06/2021		10		9	1	0
	08/2021		11		10	1	0
	09/2021		11		10	1	0
	11/2021		12		11	1	0
	12/2021		13		12	1	0
IND	03/2021		11		10	1	0
JPM	10/2020	MXN	7,847		$345	0	(9)
	11/2020		$43	EUR	36	0	0
	03/2021	EUR	10		$12	0	(1)
	04/2021		10		11	0	0
	05/2021		10		12	0	(1)
	06/2021		9		10	0	0
	08/2021		10		12	0	0
	09/2021		10		11	0	0
	10/2021		11		12	0	0
	11/2021		11		12	0	0
	12/2021		12		13	0	(1)
	07/2022		106		122	0	(4)
MYI	10/2020	JPY	92,465		872	0	(5)
	10/2020	NZD	3,025		2,033	32	0
	10/2020		$792	JPY	83,515	0	(1)
	11/2020	JPY	83,515		$793	1	0
	01/2021	EUR	11		13	0	(1)
	02/2021		9		10	0	(1)
	07/2021		113		134	1	0
SCX	10/2020		11,930		14,277	290	0
	10/2020		$3,083	AUD	4,348	32	0
	11/2020	AUD	4,348		$3,083	0	(32)
	11/2020	EUR	16,652		19,540	3	0
	02/2021		$137	ILS	471	1	0
SSB	10/2020		1,668	JPY	175,716	0	(2)
	11/2020	JPY	175,716		$1,669	2	0
TOR	10/2020	AUD	344		250	3	0
	10/2020	CAD	1,184		905	16	0
	10/2020	JPY	84,661		799	0	(4)
	10/2020		$468	JPY	49,366	0	0
	11/2020	JPY	49,366		$468	0	0
	07/2021	EUR	113		123	0	(10)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

	10/2021		$12	EUR	11		1	0
UAG	10/2020	AUD	3,254		$2,361		31	0
	10/2020	JPY	129,219		1,216		0	(9)
Total Forward Foreign Currency Contracts							$874	$(141)
PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
FBF	Put - OTC CDX.IG-34 5-Year Index		Buy	2.200%	12/16/2020	9,800	$2	$5
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 10/01/2050		$64.000	10/07/2020		8,800	$0	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 11/01/2050		66.000	11/05/2020		7,300	0	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 10/01/2050		73.000	10/07/2020		3,600	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 10/01/2050		76.000	10/07/2020		13,100	1	0
							$1	$0
STRADDLE OPTIONS
Counterparty	Description			Exercise Level(2)	Expiration Date	Notional Amount(1)	Cost(2)	Market Value
BOA	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000%	06/16/2023	14	$2	$2
MYC	Call & Put - OTC 1-Year vs. 30-Year Forward Volatility Agreement			0.000	06/16/2023	22	3	2
							$5	$4
Total Purchased Options							$8	$9
WRITTEN OPTIONS:
OPTIONS ON COMMODITY FUTURES CONTRACTS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BPS	Call - OTC Fuel Co. December 2020 Futures «			$13.000	12/31/2020	1	$(2)	$(6)
	Call - OTC QS Co. December 2020 Futures «			21.000	12/31/2020	3	(4)	0
GST	Call - OTC Fuel Co. December 2020 Futures «			13.000	12/31/2020	2	(4)	(18)
JPM	Call - OTC QS Co. December 2020 Futures «			18.100	12/31/2020	1	(2)	0
							$(12)	$(24)
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-34 5-Year Index		Sell	0.900%	10/21/2020	1,100	$(1)	$(3)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	11/18/2020	1,000	(2)	(3)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	11/18/2020	300	0	0
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.900	11/18/2020	300	0	0
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.450	12/16/2020	700	(1)	0
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	12/16/2020	1,100	(1)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.800	12/16/2020	700	(1)	(2)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.850	12/16/2020	1,100	(1)	(3)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.950	12/16/2020	100	0	0
BPS	Put - OTC CDX.IG-34 5-Year Index		Sell	0.950	11/18/2020	900	(1)	(3)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	12/16/2020	1,000	(2)	(4)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.750	10/21/2020	600	(1)	(1)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	11/18/2020	900	(1)	0
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.900	11/18/2020	900	(1)	(1)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.450	12/16/2020	500	0	0
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	12/16/2020	500	0	0
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.800	12/16/2020	500	(1)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.850	12/16/2020	500	(1)	(1)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	12/16/2020	500	(1)	(1)
BRC	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	12/16/2020	1,100	(1)	(5)
DUB	Put - OTC CDX.IG-34 5-Year Index		Sell	1.050	11/18/2020	400	0	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	12/16/2020	700	(1)	(3)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	700	(1)	0
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	700	(2)	0
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.450	12/16/2020	400	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	400	(1)	(1)
FBF	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	700	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	700	(1)	(2)
GST	Put - OTC CDX.HY-35 5-Year Index	Sell	98.000	11/18/2020	200	(1)	(1)
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	1,000	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	11/18/2020	400	0	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	2,200	(4)	(9)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	03/17/2021	800	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	900	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	900	(1)	(1)
JPM	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	600	(1)	(3)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	700	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	700	(2)	0
MYC	Put - OTC CDX.IG-34 5-Year Index	Sell	0.950	12/16/2020	400	(1)	(2)
$(37)	$(54)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(3)	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(54)	$(1)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	600	(4)	0
Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	2,000	(37)	0
$(95)	$(1)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	$101.438	10/07/2020	500	$(2)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.953	10/07/2020	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.078	10/07/2020	400	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.141	10/07/2020	700	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.188	10/07/2020	700	(2)	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.602	10/07/2020	500	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.836	10/07/2020	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.984	10/07/2020	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.293	10/07/2020	300	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	103.602	10/07/2020	500	(1)	0
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050	104.484	10/07/2020	200	(1)	0
$(15)	$0
Total Written Options	$(159)	$(79)
SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	EURMARGIN 4Q20	$3.230	Maturity	12/31/2020	780	$0	$0	$0	$0
Receive	EURMARGIN 1Q21	6.000	Maturity	03/31/2021	2,880	(9)	1	0	(8)
Receive	EURMARGIN CAL21	6.120	Maturity	12/31/2021	600	(2)	1	0	(1)
Pay	NAPHTHACO 2H20	3.300	Maturity	12/31/2020	150	0	(1)	0	(1)
Receive	ULSDCO CAL21	9.170	Maturity	12/31/2021	1,200	0	(4)	0	(4)
CBK	Pay	EURMARGIN 2H20	4.220	Maturity	12/31/2020	3,750	0	3	3	0
Receive	HOBR CAL21	15.670	Maturity	12/31/2021	1,152	0	(9)	0	(9)
Receive	KCBT Wheat December Futures	4.555	Maturity	11/20/2020	10,000	0	6	6	0
Receive	MEHCO 4Q20	2.100	Maturity	12/31/2020	600	0	0	0	0
Receive	MEHDUB CAL20	0.350	Maturity	12/31/2020	3,000	0	0	0	0
Receive	MEHMID CAL20-21	1.840	Maturity	12/31/2021	2,800	0	(3)	0	(3)
GST	Pay	CBOT Wheat March Futures	5.578	Maturity	02/19/2021	25,000	0	(6)	0	(6)
Pay	CBOT Wheat March Futures	5.630	Maturity	02/19/2021	10,000	0	(2)	0	(2)
Pay	CBOT Wheat March Futures	5.660	Maturity	02/19/2021	35,000	0	(6)	0	(6)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

	Receive		EBOBFUEL CAL20	21.600	Maturity	12/31/2020	600	0	(7)	0	(7)
	Receive		EURMARGIN 4Q20	5.950	Maturity	12/31/2020	300	0	(1)	0	(1)
	Receive		EURMARGIN CAL21	3.500	Maturity	12/31/2021	1,200	0	1	1	0
	Receive		HOBR CAL21	14.080	Maturity	12/31/2021	1,200	0	(7)	0	(7)
	Pay		HOBR CAL21	17.320	Maturity	12/31/2021	3,600	0	34	34	0
	Receive		KCBT Wheat March Futures	4.820	Maturity	02/19/2021	10,000	0	4	4	0
	Receive		KCBT Wheat March Futures	4.900	Maturity	02/19/2021	10,000	0	3	3	0
	Receive		KCBT Wheat March Futures	4.940	Maturity	02/19/2021	10,000	0	2	2	0
JPM	Pay		CBOT Wheat December Futures	5.373	Maturity	11/20/2020	15,000	0	(6)	0	(6)
	Pay		CBOT Wheat March Futures	5.539	Maturity	02/19/2021	10,000	0	(3)	0	(3)
	Pay		CBOT Wheat March Futures	5.584	Maturity	02/19/2021	10,000	0	(3)	0	(3)
	Pay		CBOT Wheat March Futures	5.621	Maturity	02/19/2021	10,000	0	(2)	0	(2)
	Receive		EBOBFUEL CAL20	21.950	Maturity	12/31/2020	300	0	(4)	0	(4)
	Pay		EURMARGIN 2H20	4.400	Maturity	12/31/2020	2,400	0	3	3	0
	Receive		EURMARGIN CAL21	6.350	Maturity	12/31/2021	2,160	(3)	(2)	0	(5)
	Receive		EURMARGIN G0-Z0	6.900	Maturity	12/31/2020	750	0	(3)	0	(3)
	Receive		EUROBOBCO CAL21	7.700	Maturity	12/31/2021	8,100	(38)	9	0	(29)
	Pay		GCZ0 Index	1,880.000	Maturity	11/25/2020	400	0	(6)	0	(6)
	Pay		GCZ0 Index	1,882.000	Maturity	11/25/2020	400	0	(5)	0	(5)
	Pay		GCZ0 Index	1,900.000	Maturity	11/25/2020	100	0	1	1	0
	Receive		GOLDLNPM Index	1,821.840	Maturity	11/27/2020	900	0	63	63	0
	Receive		HOBR CAL21	15.500	Maturity	12/31/2021	1,248	0	(10)	0	(10)
	Receive		LLSCO CAL21	1.700	Maturity	12/31/2021	2,400	0	1	1	0
	Receive		LLSDUB CAL20	0.200	Maturity	12/31/2020	300	0	0	0	0
	Receive		MEHCO 4Q20	2.200	Maturity	12/31/2020	1,800	0	1	1	0
	Receive		MEHCO CAL22	2.820	Maturity	12/31/2022	3,600	0	3	3	0
MAC	Receive		EBOBFUEL CAL20	22.100	Maturity	12/31/2020	300	0	(4)	0	(4)
	Receive		EURMARGIN CAL21	3.100	Maturity	12/31/2021	12,000	0	11	11	0
	Receive		EURMARGIN G0-Z0	7.230	Maturity	12/31/2020	2,700	0	(11)	0	(11)
	Receive		EUROBOBCO CAL21	4.950	Maturity	12/31/2021	8,400	(39)	32	0	(7)
	Receive		HOBR CAL21	16.250	Maturity	12/31/2021	1,200	0	(10)	0	(10)
	Receive		KCBT Wheat March Futures	4.843	Maturity	02/19/2021	10,000	0	3	3	0
	Receive		LLSCO CAL22	2.800	Maturity	12/31/2022	1,200	0	1	1	0
	Receive		MEHCO 4Q20	2.200	Maturity	12/31/2020	1,200	0	1	1	0
	Receive		MEHCO CAL21	3.250	Maturity	12/31/2021	1,200	0	2	2	0
	Receive		MEHMID CAL21	1.100	Maturity	12/31/2021	1,200	0	(1)	0	(1)
MYC	Receive		EBOBFUEL CAL20	21.500	Maturity	12/31/2020	330	0	(4)	0	(4)
	Receive		EURMARGIN 4Q20	5.850	Maturity	12/31/2020	300	0	(1)	0	(1)
	Receive		EURMARGIN CAL21	3.450	Maturity	12/31/2021	600	0	0	0	0
	Receive		EURMARGIN G0-Z0	7.550	Maturity	12/31/2020	5,400	0	(23)	0	(23)
	Receive		EUROBOBCO CAL21	5.600	Maturity	12/31/2021	2,400	0	(4)	0	(4)
	Receive		LLSCO CAL22	2.500	Maturity	12/31/2022	1,200	0	1	1	0
	Receive		MEHCO 4Q20	2.130	Maturity	12/31/2020	600	0	0	0	0
	Receive		MEHCO 4Q20	2.200	Maturity	12/31/2020	2,100	0	1	1	0
	Pay		MEHCO 4Q20	1.600	Maturity	12/31/2020	600	0	0	0	0
	Pay		MEHCO 4Q20	1.620	Maturity	12/31/2020	600	0	0	0	0
	Pay		MEHCO 4Q20	1.670	Maturity	12/31/2020	1,200	0	0	0	0
	Pay		MEHCO 4Q20	1.700	Maturity	12/31/2020	1,200	0	0	0	0
	Pay		MEHCO 4Q20	1.720	Maturity	12/31/2020	600	0	0	0	0
	Receive		ULSDCO CAL21	6.450	Maturity	12/31/2021	1,200	0	(1)	0	(1)
	Receive		ULSDCO CAL21	6.630	Maturity	12/31/2021	1,200	0	(1)	0	(1)
								$(91)	$38	$145	$(198)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)
										Swap Agreements, at Value(6)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
DUB	CMBX.NA.AAA.8 Index			0.500%	Monthly	10/17/2057	$800	$(42)	$49	$7	$0
GST	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	300	(17)	19	2	0
SAL	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	400	(1)	0	0	(1)
								$(60)	$68	$9	$(1)
TOTAL RETURN SWAPS ON COMMODITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	BCOMF1TC Index	83,211	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	$5,360	$0	$(35)	$0	$(35)
	Receive	BCOMTR Index	84,708	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	12,980	0	(172)	0	(172)
CBK	Receive	BCOMF1TC Index	421	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	31	0	0	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

	Receive	BCOMTR Index	248,786	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	38,121	0	(504)	0	(504)
	Receive	CIXBSTR3 Index	105,682	0.250% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	17,659	0	(229)	0	(229)
CIB	Receive	BCOMTR Index	5,671	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	869	0	(12)	0	(12)
	Receive	PIMCODB Index	24,083	0.000%	Monthly	02/16/2021	1,896	0	(44)	0	(44)
FBF	Receive	BCOMTR Index	125,200	0.200% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	19,184	0	(253)	0	(253)
GST	Receive	BCOMF1TC Index	102,940	0.240% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	24,568	0	(161)	0	(161)
	Receive	BCOMTR Index	51,963	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	7,962	0	(105)	0	(105)
	Receive	CMDSKEWLS Index	17,875	0.250%	Monthly	02/16/2021	2,711	0	(16)	0	(16)
JPM	Receive	JMABFNJ2 Index	50,508	0.000%	Monthly	12/31/2020	4,533	0	0	0	0
	Receive	BCOMF1TC Index	1,416	0.250% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	177	0	(1)	0	(1)
	Receive	BCOMTR Index	91,484	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	14,018	0	(185)	0	(185)
	Receive	JMABDEWE Index	2,698	0.300%	Monthly	02/16/2021	3,449	0	47	47	0
	Receive	JMABFNC2 Index	18,470	0.170%	Monthly	02/16/2021	7,444	0	(26)	0	(26)
MAC	Receive	BCOMTR Index	78,211	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	11,984	0	(158)	0	(158)
	Receive	BCOMTR1 Index	131,416	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	9,835	0	(130)	0	(130)
	Receive	PIMCODB Index	24,069	0.000%	Monthly	02/16/2021	1,863	0	(39)	0	(39)
MEI	Receive	BCOMTR2 Index	292,026	0.220% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	33,369	0	(449)	0	(449)
MYC	Receive	BCOMTR Index	427,152	0.210% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	65,452	0	(864)	0	(864)
	Receive	BCOMTR1 Index	80,105	0.250% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	35,316	0	(467)	0	(467)
RBC	Receive	RBCAEC0T Index	50,266	0.200% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	2,624	0	(35)	0	(35)
SOG	Receive	BCOMTR Index	2,272	0.230% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/16/2021	348	0	(5)	0	(5)
								$0	$(3,843)	$47	$(3,890)
VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Pay	GOLDLNPM Index(8)		4.973%	Maturity	05/13/2021	$135	$0	$1	$1	$0
JPM	Pay	GOLDLNPM Index(8)		6.970	Maturity	08/02/2024	67	0	1	1	0
								$0	$2	$2	$0
Total Swap Agreements								$(151)	$(3,735)	$203	$(4,089)
(l)

Securities with an aggregate market value of $6,100 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)				Notional Amount represents the number of contracts.

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	September 30, 2020 (Unaudited)

(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.
(3)	YOY options may have a series of expirations.
(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(8)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,969	$0	$10,969
Industrials	0	8,298	0	8,298
Utilities	0	2,459	0	2,459
U.S. Government Agencies	0	63,364	0	63,364
U.S. Treasury Obligations	0	275,871	0	275,871
Non-Agency Mortgage-Backed Securities	0	10,194	0	10,194
Asset-Backed Securities	0	21,536	0	21,536
Sovereign Issues	0	34,937	0	34,937
Preferred Securities
Banking & Finance	0	249	0	249
Short-Term Instruments
Repurchase Agreements	0	75,724	0	75,724
Argentina Treasury Bills	0	9	0	9
U.S. Treasury Bills	0	554	0	554
	$0	$504,164	$0	$504,164
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$122	$0	$0	$122
Total Investments	$122	$504,164	$0	$504,286
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	723	27	0	750
Over the counter	0	1,086	0	1,086
	$723	$1,113	$0	$1,836
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(620)	(77)	0	(697)
Over the counter	(1)	(4,284)	(24)	(4,309)
	$(621)	$(4,361)	$(24)	$(5,006)
Total Financial Derivative Instruments	$102	$(3,248)	$(24)	$(3,170)
Totals	$224	$500,916	$(24)	$501,116

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Dynamic Bond Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 137.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Caesars Resort Collection LLC 2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~		$292	$274
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~		200	202
Charter Communications Operating LLC 1.896% - 1.900% (LIBOR03M + 1.750%) due 02/01/2027 ~		192	188
Dell International LLC 2.750% (LIBOR03M + 2.000%) due 09/19/2025 ~		190	189
RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/17/2025 ~		526	513
Total Loan Participations and Assignments (Cost $1,382)			1,366
CORPORATE BONDS & NOTES 23.4%
BANKING & FINANCE 12.7%
ABN AMRO Bank NV 4.750% due 07/28/2025		100	113
AerCap Ireland Capital DAC 3.950% due 02/01/2022		500	506
American International Group, Inc. 4.125% due 02/15/2024		300	333
Aviation Capital Group LLC 1.196% (US0003M + 0.950%) due 06/01/2021 ~		900	881
Bank of America Corp. 3.550% due 03/05/2024 •		1,400	1,492
Barclays Bank PLC 7.625% due 11/21/2022 (j)		400	440
Barclays PLC 4.375% due 01/12/2026		1,000	1,121
BNP Paribas S.A. 4.705% due 01/10/2025 •		400	443
Citigroup, Inc. 4.044% due 06/01/2024 •		300	324
Cooperatieve Rabobank UA 3.750% due 07/21/2026		700	781
Credit Agricole S.A. 6.500% due 06/23/2021 •(i)	EUR	300	361
Credit Suisse AG 6.500% due 08/08/2023 (j)		$600	682
Credit Suisse Group AG
2.997% due 12/14/2023 •		550	573
6.375% due 08/21/2026 •(i)(j)		300	321
Credit Suisse Group Funding Guernsey Ltd. 3.750% due 03/26/2025		700	777
Deutsche Bank AG
3.547% due 09/18/2031 •		200	201
4.250% due 10/14/2021		1,450	1,491
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		300	326
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	200	231
0.000% due 12/01/2021 •		100	113
1.515% (US0003M + 1.235%) due 02/15/2023 ~		$900	828
2.826% (US0003M + 2.550%) due 01/07/2021 ~		200	199
3.550% due 10/07/2022		300	298
5.596% due 01/07/2022		300	308
General Motors Financial Co., Inc. 1.530% (US0003M + 1.310%) due 06/30/2022 ~		200	199
Goldman Sachs Group, Inc.
3.625% due 01/22/2023		300	321
3.691% due 06/05/2028 •		1,800	2,020
Harley-Davidson Financial Services, Inc. 1.181% (US0003M + 0.940%) due 03/02/2021 ~		800	799
HSBC Holdings PLC
4.292% due 09/12/2026 •		500	557
4.300% due 03/08/2026		500	564
5.875% due 09/28/2026 •(i)(j)	GBP	200	261
Intesa Sanpaolo SpA 3.250% due 09/23/2024		$400	423
LeasePlan Corp. NV 2.875% due 10/24/2024		500	517

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Lloyds Banking Group PLC
2.858% due 03/17/2023 •		800	823
7.625% due 06/27/2023 •(i)(j)	GBP	856	1,151
Nationstar Mortgage Holdings, Inc. 9.125% due 07/15/2026		$600	644
Nationwide Building Society
3.766% due 03/08/2024 •		300	319
4.302% due 03/08/2029 •		1,700	1,922
Natwest Group PLC
4.892% due 05/18/2029 •		200	233
8.625% due 08/15/2021 •(i)(j)		1,200	1,233
Navient Corp. 5.875% due 03/25/2021		200	202
OneMain Finance Corp. 6.125% due 03/15/2024		400	420
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		700	703
Park Intermediate Holdings LLC 7.500% due 06/01/2025		400	427
Santander UK PLC 3.400% due 06/01/2021		500	510
Synchrony Bank 3.000% due 06/15/2022		500	517
UBS AG
5.125% due 05/15/2024 (j)		1,300	1,435
7.625% due 08/17/2022 (j)		250	279
UniCredit SpA
4.168% (US0003M + 3.900%) due 01/14/2022 ~		600	616
7.830% due 12/04/2023		900	1,055
Wells Fargo & Co.
1.338% due 05/04/2025 •	EUR	1,200	1,446
2.625% due 07/22/2022		$400	415
3.584% due 05/22/2028 •		200	224
Weyerhaeuser Co. 4.000% due 04/15/2030		400	471
			33,849
INDUSTRIALS 8.9%
AbbVie, Inc. 4.875% due 02/15/2021		233	234
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		300	315
Altice Financing S.A. 3.000% due 01/15/2028	EUR	300	328
American Airlines Pass-Through Trust 3.000% due 04/15/2030		$339	318
Anheuser-Busch InBev Worldwide, Inc. 4.350% due 06/01/2040		400	469
B.C. Unlimited Liability Co. 4.250% due 05/15/2024		300	306
Broadcom, Inc. 4.110% due 09/15/2028		105	118
Carnival Corp. 11.500% due 04/01/2023		700	786
CCO Holdings LLC 5.000% due 02/01/2028		700	737
Charter Communications Operating LLC
4.464% due 07/23/2022		100	106
4.908% due 07/23/2025		1,200	1,388
6.484% due 10/23/2045		100	134
Cheniere Corpus Christi Holdings LLC
5.875% due 03/31/2025		600	684
7.000% due 06/30/2024		200	230
Cleveland-Cliffs, Inc. 4.875% due 01/15/2024		200	198
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		362	98
CVS Health Corp. 4.100% due 03/25/2025		193	218
Dell International LLC
4.420% due 06/15/2021		212	217
6.020% due 06/15/2026		150	176
Delta Air Lines, Inc. 7.000% due 05/01/2025		400	440
Energy Transfer Partners LP 5.000% due 10/01/2022		1,500	1,578
Exela Intermediate LLC 10.000% due 07/15/2023		300	93
Expedia Group, Inc. 6.250% due 05/01/2025		400	441
Gap, Inc. 8.625% due 05/15/2025		400	439
GATX Corp. 0.969% (US0003M + 0.720%) due 11/05/2021 ~		900	899

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

General Electric Co. 3.625% due 05/01/2030		300	312
General Motors Co. 5.400% due 10/02/2023 (k)		400	441
IHO Verwaltungs GmbH (3.750% Cash or 4.500% PIK) 3.750% due 09/15/2026 (b)	EUR	200	235
IRB Holding Corp. 6.750% due 02/15/2026		$300	301
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		400	419
Marvell Technology Group Ltd. 4.200% due 06/22/2023		500	540
NCL Corp. Ltd.
10.250% due 02/01/2026		400	418
12.250% due 05/15/2024		400	448
Newfield Exploration Co. 5.375% due 01/01/2026		500	471
Nissan Motor Co. Ltd.
1.940% due 09/15/2023	EUR	400	477
4.345% due 09/17/2027		$700	704
NVR, Inc. 3.950% due 09/15/2022		900	951
Occidental Petroleum Corp. 2.600% due 08/13/2021		190	187
Pan American Energy LLC 29.668% (BADLARPP + 0.000%) due 11/20/2020 ~	ARS	4,370	29
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		$500	557
Petroleos Mexicanos 5.950% due 01/28/2031		200	167
Petronas Capital Ltd. 4.550% due 04/21/2050		400	512
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		800	824
Refinitiv U.S. Holdings, Inc. 6.250% due 05/15/2026		400	428
Reynolds Group Issuer, Inc. 7.000% due 07/15/2024		102	104
Royal Caribbean Cruises Ltd. 11.500% due 06/01/2025		300	349
Sands China Ltd. 5.125% due 08/08/2025		600	656
T-Mobile USA, Inc. 3.875% due 04/15/2030		300	341
Toyota Motor Finance Netherlands BV 2.764% due 04/26/2021		900	911
Transocean, Inc. 7.250% due 11/01/2025		600	171
Univision Communications, Inc. 9.500% due 05/01/2025		400	430
VMware, Inc. 2.950% due 08/21/2022		900	937
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	2,240	14
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		$300	310
			23,594
UTILITIES 1.8%
AT&T, Inc. 4.100% due 02/15/2028		306	354
Duke Energy Corp. 0.900% (US0003M + 0.650%) due 03/11/2022 ~		500	503
NextEra Energy Capital Holdings, Inc.
0.970% (US0003M + 0.720%) due 02/25/2022 ~		300	302
1.950% due 09/01/2022		300	309
Pacific Gas & Electric Co.
2.500% due 02/01/2031		300	287
3.150% due 01/01/2026		600	617
Petrobras Global Finance BV
5.999% due 01/27/2028		1,668	1,855
6.250% due 12/14/2026	GBP	100	143
Rio Oil Finance Trust 9.250% due 07/06/2024		$358	391
			4,761
Total Corporate Bonds & Notes (Cost $59,487)			62,204
MUNICIPAL BONDS & NOTES 0.1%
TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024		125	126

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (e)	3,000	164
Total Municipal Bonds & Notes (Cost $350)		290
U.S. GOVERNMENT AGENCIES 33.5%
Freddie Mac
1.638% due 10/25/2021 ~(a)	318	4
4.000% due 08/01/2048	651	693
5.998% due 07/15/2047 •(a)	851	191
Ginnie Mae, TBA 4.000% due 11/01/2050	1,000	1,056
Uniform Mortgage-Backed Security
3.500% due 12/01/2047	416	440
4.000% due 04/01/2048	850	923
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2050	36,200	37,892
3.000% due 11/01/2050	45,600	47,782
Total U.S. Government Agencies (Cost $89,013)		88,981
U.S. TREASURY OBLIGATIONS 40.8%
U.S. Treasury Bonds
2.875% due 11/15/2046	150	198
U.S. Treasury Inflation Protected Securities (h)
0.125% due 04/15/2021	6,777	6,806
0.125% due 01/15/2030	1,510	1,669
0.125% due 07/15/2030	1,516	1,685
0.250% due 01/15/2025	6,081	6,489
0.250% due 07/15/2029	2,026	2,266
0.375% due 07/15/2025	426	463
0.375% due 07/15/2027	3,177	3,533
2.000% due 01/15/2026 (q)	848	1,000
2.375% due 01/15/2025	962	1,117
2.375% due 01/15/2027	2,197	2,710
U.S. Treasury Notes
1.250% due 07/31/2023	1,098	1,132
1.250% due 08/31/2024	6,400	6,659
1.500% due 02/15/2030 (m)	2,900	3,128
1.750% due 09/30/2022	5,700	5,884
1.875% due 07/31/2022	5,200	5,366
2.000% due 05/31/2021 (o)	1,100	1,114
2.000% due 12/31/2021 (o)	3,600	3,683
2.000% due 07/31/2022 (q)	11,400	11,789
2.000% due 11/30/2022 (o)	1,000	1,040
2.000% due 04/30/2024 (q)	700	745
2.125% due 09/30/2021 (m)(o)	16,500	16,825
2.250% due 12/31/2023	4,150	4,430
2.250% due 01/31/2024	1,270	1,357
2.500% due 05/15/2024	1,800	1,950
2.750% due 05/31/2023	80	86
2.750% due 07/31/2023	2,824	3,031
2.750% due 08/31/2023 (m)	11,022	11,852
2.875% due 09/30/2023 (q)	290	314
2.875% due 11/30/2023	70	76
Total U.S. Treasury Obligations (Cost $103,859)		108,397
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
American Home Mortgage Assets Trust 0.358% due 06/25/2037 •	598	557
Banc of America Funding Trust
0.316% due 02/20/2047 •	603	627
0.536% due 07/20/2036 •	976	970
Banc of America Mortgage Trust 3.212% due 06/25/2035 ~	59	54
BCAP LLC Trust 5.250% due 06/26/2036	384	233
Bear Stearns Adjustable Rate Mortgage Trust
2.927% due 01/25/2035 ~	7	7
3.239% due 11/25/2034 ~	390	324
CBA Commercial Small Balance Commercial Mortgage 0.648% due 06/25/2038 •	806	518
Countrywide Alternative Loan Trust
0.318% due 01/25/2037 ^•	145	160
0.336% due 02/20/2047 ^•	221	169
5.500% due 04/25/2035	647	552
6.000% due 02/25/2037 ^	343	249
6.500% due 11/25/2037 ^	461	327
Countrywide Home Loan Mortgage Pass-Through Trust
3.020% due 08/25/2034 ~	88	86
3.613% due 02/20/2036 ~	254	248

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Credit Suisse Mortgage Capital Certificates 0.835% due 12/27/2035 •		330	330
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.478% due 08/25/2037 ^•		468	399
Downey Savings & Loan Association Mortgage Loan Trust 0.346% due 10/19/2036 •		468	404
First Horizon Alternative Mortgage Securities Trust
3.014% due 06/25/2034 ~		92	91
3.050% due 01/25/2036 ^~		156	113
3.273% due 06/25/2036 ^~		166	151
First Horizon Mortgage Pass-Through Trust 3.106% due 11/25/2037 ^~		823	620
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035		430	489
HarborView Mortgage Loan Trust 0.976% due 11/19/2034 ^•		33	29
IndyMac Mortgage Loan Trust
0.358% due 04/25/2046 •		1,745	1,593
3.189% due 10/25/2034 ~		20	20
3.319% due 08/25/2037 ^~		247	212
Lehman XS Trust 0.373% due 08/25/2046 •		371	344
Mortgage Equity Conversion Asset Trust 0.630% due 05/25/2042 •		529	471
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~		354	383
RBSSP Resecuritization Trust 0.425% due 02/26/2037 •		226	225
Residential Accredit Loans, Inc. Trust 5.722% due 09/25/2037 ~		847	732
RMAC Securities PLC 0.210% due 06/12/2044 •	GBP	1,011	1,230
Structured Asset Mortgage Investments Trust 0.348% due 08/25/2036 •		$200	360
Thornburg Mortgage Securities Trust
1.398% due 06/25/2037 ^•		27	26
1.622% due 06/25/2037 •		241	225
Towd Point Mortgage Funding PLC 1.101% due 10/20/2051 •	GBP	1,449	1,874
WaMu Mortgage Pass-Through Certificates Trust 0.608% due 04/25/2045 •		$43	43
Washington Mutual Mortgage Pass-Through Certificates Trust 1.598% due 09/25/2035 ^•		588	502
Total Non-Agency Mortgage-Backed Securities (Cost $15,420)			15,947
ASSET-BACKED SECURITIES 24.7%
Accredited Mortgage Loan Trust 0.778% due 09/25/2035 •		1,000	885
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	1,500	1,753
Argent Securities Trust 0.298% due 07/25/2036 •		$661	584
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.528% due 02/25/2036 •		1,406	1,287
Asset-Backed Funding Certificates Trust
0.308% due 01/25/2037 •		2,491	1,787
0.368% due 01/25/2037 •		1,733	1,256
Asset-Backed Securities Corp. Home Equity Loan Trust 1.168% due 07/25/2035 •		4,263	4,159
Bear Stearns Asset-Backed Securities Trust
0.638% due 09/25/2035 •		1,008	1,004
0.823% due 11/25/2035 ^•		985	983
Belle Haven ABS CDO Ltd. 0.611% due 11/03/2044 •		548	232
Carlyle Global Market Strategies Euro CLO DAC 0.870% due 01/18/2030 •	EUR	1,000	1,174
CIT Mortgage Loan Trust
1.498% due 10/25/2037 •		$507	509
1.648% due 10/25/2037 •		900	900
Citigroup Mortgage Loan Trust, Inc. 0.598% due 10/25/2035 ^•		1,000	992
Countrywide Asset-Backed Certificates
0.278% due 12/25/2036 ^•		308	289
0.288% due 08/25/2037 •		1,129	1,113
0.288% due 08/25/2037 ^•		447	407
0.288% due 06/25/2047 ^•		471	434
0.298% due 04/25/2047 ^•		330	321
0.328% due 11/25/2047 ^•		366	363
0.358% due 05/25/2047 ^•		1,621	1,514
4.610% due 07/25/2036 þ		300	305
Countrywide Asset-Backed Certificates Trust
1.153% due 08/25/2035 •		790	791
6.095% due 08/25/2035 þ		240	248
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.557% due 03/25/2037 ^þ		2,257	1,201

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	1,000	1,172
First Franklin Mortgage Loan Trust 0.508% due 11/25/2035 •		$3,155	2,988
GSAA Home Equity Trust
0.708% due 07/25/2037 •		2,876	1,542
5.985% due 06/25/2036 ~		1,057	440
GSAMP Trust
0.348% due 11/25/2036 •		923	589
0.378% due 03/25/2047 •		2,000	1,741
Home Equity Asset Trust 0.838% due 08/25/2035 •		1,900	1,881
HSI Asset Securitization Corp. Trust
0.258% due 12/25/2036 •		2,014	817
0.368% due 12/25/2036 •		566	236
Jamestown CLO Ltd. 0.965% due 07/15/2026 •		61	61
JPMorgan Mortgage Acquisition Corp. 0.488% due 02/25/2036 ^•		1,060	1,047
Long Beach Mortgage Loan Trust
0.668% due 08/25/2045 •		875	845
1.063% due 08/25/2035 •		2,000	1,675
MASTR Specialized Loan Trust 0.518% due 01/25/2037 •		1,438	814
Morgan Stanley ABS Capital, Inc. Trust
0.273% due 07/25/2036 •		382	342
0.288% due 11/25/2036 •		177	111
0.288% due 05/25/2037 •		600	522
0.298% due 07/25/2036 •		737	399
0.298% due 10/25/2036 •		429	283
0.688% due 12/25/2034 •		514	499
Morgan Stanley Capital, Inc. Trust
0.328% due 03/25/2036 •		15	13
0.438% due 01/25/2036 •		244	239
Morgan Stanley Home Equity Loan Trust
0.288% due 12/25/2036 •		2,007	1,208
0.408% due 04/25/2036 •		2,805	2,287
Morgan Stanley IXIS Real Estate Capital Trust 0.298% due 07/25/2036 •		1,496	850
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.548% due 02/25/2037 ^•		2,088	773
OFSI Fund Ltd. 1.172% due 10/18/2026 •		29	29
Option One Mortgage Loan Trust 0.478% due 04/25/2037 •		2,957	1,968
Palmer Square Loan Funding Ltd.
1.053% due 02/20/2028 •		860	856
1.242% due 04/20/2027 •		809	807
Residential Asset Securities Corp. Trust 0.838% due 11/25/2035 •		3,100	3,074
Securitized Asset-Backed Receivables LLC Trust
0.808% due 08/25/2035 ^•		612	467
0.913% due 02/25/2034 •		274	269
Sierra Madre Funding Ltd.
0.534% due 09/07/2039 •		442	404
0.554% due 09/07/2039 •		2,379	2,175
SoFi Consumer Loan Program LLC 2.770% due 05/25/2026		57	57
Sound Point CLO Ltd. 1.406% due 01/23/2029 •		1,500	1,495
Structured Asset Securities Corp. Mortgage Loan Trust 1.153% due 11/25/2035 •		1,000	971
Terwin Mortgage Trust 0.518% due 01/25/2037 •		1,001	476
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		859	911
Triaxx Prime CDO Ltd. 0.417% due 10/02/2039 •		93	36
Venture CLO Ltd.
1.286% due 08/28/2029 •		1,600	1,590
1.408% due 10/22/2031 •		1,400	1,399
Wells Fargo Home Equity Asset-Backed Securities Trust 0.378% due 04/25/2037 •		820	796
Total Asset-Backed Securities (Cost $60,465)			65,645
SOVEREIGN ISSUES 6.9%
Argentina Government International Bond
1.000% due 08/05/2021 (h)	ARS	1,505	10
15.500% due 10/17/2026		1,460	4
31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		2,373	16
Argentine Republic Government International Bond
0.125% due 07/09/2030 þ		$343	143
0.125% due 07/09/2035 þ		1,112	418
1.000% due 07/09/2029		60	27

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Autonomous City of Buenos Aires Argentina 34.633% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	2,730	18
Brazil Government International Bond 5.625% due 02/21/2047		$50	54
Chile Government International Bond 1.250% due 01/29/2040	EUR	300	354
Israel Government International Bond 3.875% due 07/03/2050		$400	482
Kuwait International Government Bond 3.500% due 03/20/2027		1,300	1,466
New Zealand Government International Bond
2.000% due 09/20/2025 (h)	NZD	222	166
3.000% due 09/20/2030 (h)		878	790
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,100	359
6.150% due 08/12/2032		2,000	637
6.350% due 08/12/2028		5,800	1,942
Provincia de Buenos Aires
33.378% due 04/12/2025	ARS	930	6
33.497% due 05/31/2022		440	3
Qatar Government International Bond
3.875% due 04/23/2023		$700	753
4.500% due 04/23/2028		200	240
Saudi Government International Bond
3.625% due 03/04/2028		500	555
4.500% due 10/26/2046		300	361
4.625% due 10/04/2047		500	613
Slovenia Government International Bond 5.250% due 02/18/2024		300	345
South Africa Government International Bond
4.850% due 09/30/2029		700	670
10.500% due 12/21/2026	ZAR	85,000	5,900
Turkey Government International Bond
5.750% due 03/22/2024		$400	394
6.350% due 08/10/2024		1,000	1,000
7.250% due 12/23/2023		600	620
Total Sovereign Issues (Cost $17,751)			18,346
		SHARES
PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.6%
AGFC Capital Trust 2.025% (US0003M + 1.750%) due 01/15/2067 ~		100,000	35
Bank of America Corp.
4.300% due 01/28/2025 •(i)		400,000	389
5.875% due 03/15/2028 •(i)		200,000	216
Citigroup, Inc. 6.250% due 08/15/2026 •(i)		200,000	222
JPMorgan Chase & Co. 3.738% (US0003M + 3.470%) due 10/30/2020 ~(i)		342,000	328
Nationwide Building Society 10.250% ~		2,250	475
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (g)(i)		50,000	70
			1,735
UTILITIES 0.2%
AT&T, Inc. 2.875% due 03/02/2025 •(i)		400,000	454
Total Preferred Securities (Cost $2,167)			2,189
SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (l) 0.2%			537
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021 (h)	ARS	4,682	32
ARGENTINA TREASURY BILLS 0.2%
1.874% due 10/13/2020 - 01/29/2021 (d)(e)		51,366	433

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

U.S. TREASURY BILLS 0.0%
0.174% due 10/15/2020 (e)(f)(q)	$50	50
Total Short-Term Instruments (Cost $1,190)		1,052
Total Investments in Securities (Cost $351,084)		364,417
	SHARES
INVESTMENTS IN AFFILIATES 0.9%
SHORT-TERM INSTRUMENTS 0.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.9%
PIMCO Short-Term Floating NAV Portfolio III	227,326	2,242
Total Short-Term Instruments (Cost $2,242)		2,242
Total Investments in Affiliates (Cost $2,242)		2,242
Total Investments 138.0% (Cost $353,326)		$366,659
Financial Derivative Instruments (n)(p) 0.0%(Cost or Premiums, net $603)		174
Other Assets and Liabilities, net (38.0)%		(101,090)
Net Assets 100.0%		$265,743

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
General Motors Co.	5.400%	10/02/2023	05/07/2020	$400	$441	0.17%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$537	U.S. Treasury Bills 0.000% due 09/09/2021	$(548)	$537	$537
Total Repurchase Agreements	$(548)	$537	$537
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
GRE	0.170%	09/17/2020	10/01/2020	$(646)	$(646)
SGY	0.130	08/20/2020	10/15/2020	(3,136)	(3,136)
0.150	09/21/2020	10/21/2020	(13,596)	(13,597)
Total Reverse Repurchase Agreements	$(17,379)
(m)	Securities with an aggregate market value of $17,233 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(8,971) at a weighted average interest rate of 0.315%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond December Futures	12/2020	88	$15,227	$241	$56	$(53)
Euro-Bund 10-Year Bond December Futures	12/2020	15	3,069	17	4	(6)
U.S. Treasury 5-Year Note December Futures	12/2020	19	2,395	2	0	(2)
$260	$60	$(61)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2020	74	$(10,325)	$(11)	$18	$0
U.S. Treasury 30-Year Bond December Futures	12/2020	114	(20,096)	25	107	0
$14	$125	$0
Total Futures Contracts	$274	$185	$(61)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2024	0.676%	$700	$(2)	$10	$8	$1	$0
British Telecomminications	1.000	Quarterly	12/20/2024	0.846	EUR	700	2	4	6	1	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.202	$400	10	(3)	7	0	0
$10	$11	$21	$2	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$3,772	$(87)	$(102)	$(189)	$0	$(11)
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	2,100	(90)	0	(90)	3	0
iTraxx Europe Main 32 5-Year Index	(1.000)	Quarterly	12/20/2024	EUR	1,700	(44)	9	(35)	0	(1)
iTraxx Europe Senior 27 5-Year Index	(1.000)	Quarterly	06/20/2022	2,500	(15)	(25)	(40)	0	(1)
$(236)	$(118)	$(354)	$3	$(13)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-32 5-Year Index	5.000%	Quarterly	06/20/2024	$890	$35	$9	$44	$1	$0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	4,800	(82)	116	34	2	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	700	17	(2)	15	0	0
$(30)	$123	$93	$3	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	09/16/2025	GBP	6,900	$(1)	$(232)	$(233)	$8	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2025	11,800	(322)	(74)	(396)	15	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	2,100	0	18	18	0	0
Pay	3-Month CAD-Bank Bill	1.273	Semi-Annual	03/03/2022		600	0	5	5	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		900	4	9	13	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		700	0	12	12	0	0
Pay	3-Month CAD-Bank Bill	1.275	Semi-Annual	03/03/2025		700	0	13	13	0	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		400	0	8	8	0	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		200	0	4	4	0	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		1,100	1	18	19	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		$11,600	1,004	(1,843)	(839)	22	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		17,200	1,075	(3,413)	(2,338)	41	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029		500	(1)	(62)	(63)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030		1,800	(21)	(161)	(182)	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		1,000	(18)	(106)	(124)	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		500	(1)	(60)	(61)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		200	0	(59)	(59)	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		600	(4)	(133)	(137)	8	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050		1,200	(2)	(153)	(155)	16	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		1,800	(3)	(289)	(292)	24	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		400	(3)	(49)	(52)	5	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		500	(1)	(96)	(97)	7	0
Receive	6-Month GBP-LIBOR	2.000	Semi-Annual	03/18/2022	GBP	700	(23)	(3)	(26)	0	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	820,000	(16)	(136)	(152)	0	(3)
Pay	6-Month JPY-LIBOR	0.104	Semi-Annual	09/09/2029		89,000	0	(8)	(8)	1	0
Pay	6-Month JPY-LIBOR	0.078	Semi-Annual	09/10/2029		89,000	0	(6)	(6)	1	0
Pay	6-Month JPY-LIBOR	0.015	Semi-Annual	09/17/2029		91,000	0	(1)	(1)	1	0
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/25/2029		134,000	0	(7)	(7)	1	0
Pay	6-Month JPY-LIBOR	0.085	Semi-Annual	09/27/2029		108,000	0	(8)	(8)	1	0
Pay	28-Day MXN-TIIE	4.840	Lunar	07/01/2025	MXN	57,700	(6)	(15)	(21)	2	0
Pay	UKRPI	3.579	Maturity	10/15/2033	GBP	2,100	1	198	199	0	(15)
							$1,663	$(6,629)	$(4,966)	$165	$(18)
Total Swap Agreements							$1,407	$(6,613)	$(5,206)	$173	$(31)
(o)

Securities with an aggregate market value of $3,092 and cash of $1,833 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

(p)							FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received		Asset	Liability
BOA	10/2020	GBP	156		$201		$0	$(1)
BPS	10/2020	EUR	171		205		4	0
	10/2020		$322	EUR	274		0	(1)
	11/2020	NZD	1,012		$665		0	(4)
CBK	10/2020	CAD	252		191		2	0
	10/2020	GBP	2,505		3,311		79	0
	10/2020	MXN	2,747		124		0	0
	10/2020		$793	RUB	57,034		0	(59)
	11/2020	ZAR	23,187		$1,382		4	0
	03/2021		$122	MXN	2,747		0	0
DUB	01/2021		87	BRL	380		0	(19)
GLM	10/2020	RUB	441		$6		1	0
HUS	10/2020	CAD	584		445		6	0
	10/2020	EUR	364		432		5	0
	10/2020	RUB	57,661		808		67	0
	10/2020		$3,423	GBP	2,661		10	0
	11/2020	GBP	2,661		$3,424		0	(10)
	11/2020	ZAR	25,062		1,495		6	0
	01/2021	BRL	380		59		0	(9)
JPM	10/2020		$121	MXN	2,747		3	0
	11/2020	ZAR	28,094		$1,654		0	(15)
MYI	10/2020	NZD	1,012		680		11	0
SCX	10/2020	EUR	10,763		12,881		262	0
	11/2020		11,024		12,936		2	0
SOG	11/2020	ZAR	21,822		1,291		0	(5)
TOR	10/2020	CAD	979		748		13	0
Total Forward Foreign Currency Contracts							$475	$(123)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.HY-34 5-Year Index		Sell	99.000%	11/18/2020	300	$(2)	$(2)
BPS	Put - OTC CDX.HY-34 5-Year Index		Sell	100.000	11/18/2020	600	(4)	(5)
	Put - OTC CDX.IG-34 5-Year Index		Sell	0.950	11/18/2020	1,100	(1)	(4)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.150	11/18/2020	500	0	(1)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	12/16/2020	1,100	(2)	(5)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	01/20/2021	1,600	(5)	(9)
BRC	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	12/16/2020	1,200	(2)	(5)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.100	01/20/2021	1,000	(2)	(2)
DUB	Put - OTC CDX.IG-34 5-Year Index		Sell	1.050	11/18/2020	700	(1)	(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	12/16/2020	1,400	(2)	(6)
FBF	Call - OTC CDX.IG-35 5-Year Index		Buy	0.450	12/16/2020	1,100	(1)	(1)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	12/16/2020	1,100	(1)	(2)
	Put - OTC CDX.IG-35 5-Year Index		Sell	1.100	12/16/2020	1,400	(2)	(2)
GST	Put - OTC CDX.HY-34 5-Year Index		Sell	99.000	11/18/2020	300	(2)	(2)
	Put - OTC CDX.HY-34 5-Year Index		Sell	100.000	11/18/2020	300	(2)	(3)
	Put - OTC CDX.HY-35 5-Year Index		Sell	98.000	11/18/2020	100	(1)	(1)
	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	01/20/2021	500	0	0
	Put - OTC CDX.IG-34 5-Year Index		Sell	0.800	10/21/2020	600	(1)	(3)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	11/18/2020	600	(1)	(2)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	12/16/2020	2,700	(5)	(11)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.800	12/16/2020	1,100	(2)	(3)
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.900	12/16/2020	1,500	(2)	(3)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	01/20/2021	400	0	0
JPM	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	12/16/2020	600	(1)	(2)
MYC	Put - OTC CDX.IG-34 5-Year Index		Sell	0.950	12/16/2020	1,000	(2)	(5)
	Call - OTC CDX.IG-35 5-Year Index		Buy	0.500	11/18/2020	150	0	0
	Put - OTC CDX.IG-35 5-Year Index		Sell	0.950	12/16/2020	150	0	0
							$(44)	$(81)
OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050			$102.219	11/05/2020	800	$(5)	$(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 12/01/2050			99.219	12/07/2020	800	(6)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 12/01/2050			101.172	12/07/2020	1,200	(9)	(7)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 12/01/2050			102.188	12/14/2020	1,100	(6)	(5)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «			103.367	01/14/2021		700	(3)		(7)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «			103.594	01/14/2021		700	(3)		(3)
	Put - OTC Ginnie Mae, TBA 3.000% due 12/01/2050			104.000	12/14/2020		800	(2)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050			102.094	12/07/2020		300	(1)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050			104.094	12/07/2020		300	(1)		(1)
								$(36)		$(33)
Total Written Options								$(80)		$(114)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	UBS AG	(1.000)%	Quarterly	06/20/2024	0.686%	$100	$7	$(8)	$0	$(1)
BPS	UBS AG	(1.000)	Quarterly	06/20/2024	0.686	200	13	(16)	0	(3)
							$20	$(24)	$0	$(4)
CREDIT DEFAULT SWAPS ON SOVEREIGN AND U.S. MUNICIPAL ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2021	0.429%	$100	$(4)	$5	$1	$0
BRC	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.429	500	(16)	18	2	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.225	200	1	(3)	0	(2)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2021	0.429	400	(13)	15	2	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2023	0.968	200	(3)	3	0	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.761	1,600	(71)	(28)	0	(99)
	Turkey Government International Bond	1.000	Quarterly	06/20/2024	5.234	100	(12)	(2)	0	(14)
MYC	California State General Obligation Bonds, Series 2003	1.000	Quarterly	09/20/2024	0.474	100	1	1	2	0
							$(117)	$9	$7	$(115)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index		0.110%	Monthly	05/25/2046	$1,054	$(221)	$123	$0	$(98)
BRC	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	674	(143)	80	0	(63)
MYC	ABX.HE.AAA.6-2 Index		0.110	Monthly	05/25/2046	801	(170)	95	0	(75)
	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	1,600	(55)	66	11	0
UAG	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	1,100	(38)	45	7	0
							$(627)	$409	$18	$(236)
Total Swap Agreements							$(724)	$394	$25	$(355)
(q)

Securities with an aggregate market value of $711 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)			Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,366	$0	$1,366
Corporate Bonds & Notes
Banking & Finance	0	33,849	0	33,849
Industrials	0	23,594	0	23,594
Utilities	0	4,761	0	4,761
Municipal Bonds & Notes
Texas	0	126	0	126
West Virginia	0	164	0	164
U.S. Government Agencies	0	88,981	0	88,981
U.S. Treasury Obligations	0	108,397	0	108,397
Non-Agency Mortgage-Backed Securities	0	15,947	0	15,947
Asset-Backed Securities	0	65,645	0	65,645
Sovereign Issues	0	18,346	0	18,346
Preferred Securities
Banking & Finance	0	1,735	0	1,735
Utilities	0	454	0	454
Short-Term Instruments
Repurchase Agreements	0	537	0	537
Short-Term Notes	0	32	0	32
Argentina Treasury Bills	0	433	0	433
U.S. Treasury Bills	0	50	0	50
	$0	$364,417	$0	$364,417
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,242	$0	$0	$2,242
Total Investments	$2,242	$364,417	$0	$366,659
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	185	173	0	358
Over the counter	0	500	0	500
	$185	$673	$0	$858
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(61)	(31)	0	(92)
Over the counter	(1)	(581)	(10)	(592)
	$(62)	$(612)	$(10)	$(684)
Total Financial Derivative Instruments	$123	$61	$(10)	$174
Totals	$2,365	$364,478	$(10)	$366,833

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.3% ¤
ALBANIA 0.2%
SOVEREIGN ISSUES 0.2%
Albania Government International Bond 3.500% due 06/16/2027	EUR	400	$482
Total Albania (Cost $450)			482
ANGOLA 1.2%
SOVEREIGN ISSUES 1.2%
Angolan Government International Bond
8.000% due 11/26/2029		$900	715
8.250% due 05/09/2028		800	640
9.125% due 11/26/2049		200	157
9.375% due 05/08/2048		700	550
9.500% due 11/12/2025		900	787
Total Angola (Cost $3,162)			2,849
ARGENTINA 2.6%
SOVEREIGN ISSUES 2.6%
Argentine Republic Government International Bond
0.125% due 07/09/2030 þ		$906	378
0.125% due 07/09/2035 þ		4,776	1,796
0.125% due 01/09/2038 þ		1,892	811
0.125% due 07/09/2041 þ		6,897	2,750
0.125% due 07/09/2046 þ		310	120
1.000% due 07/09/2029		349	159
Provincia de Buenos Aires 9.950% due 06/09/2021 ^(c)		300	121
Provincia de la Rioja 9.750% due 02/24/2025 ^(c)		200	103
Provincia de Neuquen 7.500% due 04/27/2025		160	86
Total Argentina (Cost $7,669)			6,324
ARMENIA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Armenia International Bond 3.950% due 09/26/2029		$300	292
Total Armenia (Cost $294)			292
AUSTRIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Sappi Papier Holding GmbH 3.125% due 04/15/2026	EUR	200	200
Total Austria (Cost $226)			200
AZERBAIJAN 0.8%
CORPORATE BONDS & NOTES 0.6%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$1,400	1,596
SOVEREIGN ISSUES 0.2%
Azerbaijan Government International Bond 4.750% due 03/18/2024		200	210

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Republic of Azerbaijan International Bond 3.500% due 09/01/2032	200	193
		403
Total Azerbaijan (Cost $1,860)		1,999
BAHAMAS 0.5%
SOVEREIGN ISSUES 0.5%
Bahamas Government International Bond 6.000% due 11/21/2028	$1,250	1,112
Total Bahamas (Cost $1,255)		1,112
BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond 5.625% due 09/30/2031	$200	196
Total Bahrain (Cost $210)		196
BELARUS 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Belarus Ministry of Finance 6.378% due 02/24/2031	$400	375
Total Belarus (Cost $400)		375
BRAZIL 4.2%
CORPORATE BONDS & NOTES 2.9%
Banco BTG Pactual S.A. 4.500% due 01/10/2025	$600	614
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028	3,440	3,556
BRF S.A. 5.750% due 09/21/2050	200	199
Centrais Eletricas Brasileiras S.A.
3.625% due 02/04/2025	200	200
4.625% due 02/04/2030	200	200
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2020 (f)(g)	623	2
Petrobras Global Finance BV
6.850% due 06/05/2115	200	214
7.250% due 03/17/2044	500	571
Rede D'or Finance SARL 4.500% due 01/22/2030	300	285
Vale Overseas Ltd.
6.250% due 08/10/2026	800	947
6.875% due 11/21/2036	200	260
		7,048
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
State of Rio de Janeiro 6.024% (LIBOR03M + 3.250%) due 12/20/2020 «~	1,600	1,608
SOVEREIGN ISSUES 0.6%
Brazil Government International Bond
3.875% due 06/12/2030	200	200
4.750% due 01/14/2050	1,013	986
5.000% due 01/27/2045	318	321
5.625% due 01/07/2041	50	54
		1,561
Total Brazil (Cost $9,654)		10,217
CAYMAN ISLANDS 3.0%
ASSET-BACKED SECURITIES 0.1%
Garanti Diversified Payment Rights Finance Co. 3.440% due 10/09/2021 «•	$167	166
CORPORATE BONDS & NOTES 2.9%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)	596	446
CK Hutchison International Ltd. 3.375% due 09/06/2049	500	554

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)	237	221
0.000% due 05/15/2030 (f)	800	667
KSA Sukuk Ltd. 2.969% due 10/29/2029 (j)	300	319
Lima Metro Line Finance Ltd. 5.875% due 07/05/2034	106	130
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	56	51
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)	421	106
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	1,237	1,126
Sands China Ltd.
5.125% due 08/08/2025	300	328
5.400% due 08/08/2028	700	781
Tencent Holdings Ltd.
3.240% due 06/03/2050	200	201
3.290% due 06/03/2060	200	204
3.975% due 04/11/2029 (j)	1,800	2,050
		7,184
Total Cayman Islands (Cost $6,937)		7,350
CHILE 3.1%
CORPORATE BONDS & NOTES 2.7%
Banco del Estado de Chile 2.704% due 01/09/2025	$200	211
Banco Santander Chile 2.700% due 01/10/2025	200	211
Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050	300	319
4.250% due 07/17/2042	400	455
4.500% due 09/16/2025	1,000	1,129
4.875% due 11/04/2044	600	749
Embotelladora Andina S.A. 3.950% due 01/21/2050	200	212
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	200	196
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030	200	222
4.700% due 05/07/2050	300	369
Empresa Nacional de Telecomunicaciones S.A. 4.875% due 10/30/2024	700	749
GNL Quintero S.A. 4.634% due 07/31/2029	800	858
Latam Airlines Pass-Through Trust
4.200% due 08/15/2029	995	828
4.500% due 08/15/2025	176	96
		6,604
SOVEREIGN ISSUES 0.4%
Chile Government International Bond 2.450% due 01/31/2031	1,000	1,051
Total Chile (Cost $7,204)		7,655
CHINA 1.9%
CORPORATE BONDS & NOTES 1.9%
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	$250	279
Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025	700	723
2.700% due 05/13/2030	600	632
3.680% due 08/08/2049	300	349
4.375% due 04/10/2024	500	553
4.875% due 05/17/2042	500	659
Three Gorges Finance Cayman Islands Ltd.
3.150% due 06/02/2026	1,000	1,090
3.700% due 06/10/2025	300	331
Total China (Cost $4,143)		4,616
COLOMBIA 1.5%
CORPORATE BONDS & NOTES 0.4%
Ecopetrol S.A.
5.875% due 09/18/2023	$300	330
5.875% due 05/28/2045	400	437

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

7.375% due 09/18/2043		200	251
			1,018
SOVEREIGN ISSUES 1.1%
Colombia Government International Bond
2.625% due 03/15/2023		500	514
5.000% due 06/15/2045 (j)		1,300	1,519
5.200% due 05/15/2049		200	241
8.125% due 05/21/2024		300	363
			2,637
Total Colombia (Cost $3,084)			3,655
COSTA RICA 0.3%
SOVEREIGN ISSUES 0.3%
Costa Rica Government International Bond
4.250% due 01/26/2023		$400	387
5.625% due 04/30/2043		400	332
Total Costa Rica (Cost $800)			719
CROATIA 0.0%
SOVEREIGN ISSUES 0.0%
Croatia Government International Bond 1.500% due 06/17/2031	EUR	100	122
Total Croatia (Cost $111)			122
DOMINICAN REPUBLIC 2.3%
SOVEREIGN ISSUES 2.3%
Dominican Republic International Bond
4.875% due 09/23/2032		$500	498
5.875% due 01/30/2060		1,200	1,140
5.950% due 01/25/2027		400	430
6.000% due 07/19/2028		1,600	1,726
6.400% due 06/05/2049		400	403
6.500% due 02/15/2048		300	305
9.750% due 06/05/2026	DOP	14,100	255
10.375% due 03/04/2022		1,100	20
10.500% due 04/07/2023		5,300	96
10.750% due 08/11/2028		27,200	508
10.875% due 01/14/2026		4,300	80
11.500% due 05/10/2024		200	4
16.950% due 02/04/2022		9,800	189
Total Dominican Republic (Cost $5,551)			5,654
ECUADOR 1.0%
SOVEREIGN ISSUES 1.0%
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		$173	82
0.500% due 07/31/2030 þ		562	383
0.500% due 07/31/2035 þ		2,434	1,369
0.500% due 07/31/2040 þ		1,195	606
Total Ecuador (Cost $2,688)			2,440
EGYPT 1.8%
SOVEREIGN ISSUES 1.8%
Egypt Government International Bond
4.750% due 04/11/2025	EUR	400	458
5.577% due 02/21/2023		$1,000	1,030
6.375% due 04/11/2031	EUR	200	219
7.053% due 01/15/2032		$400	383
7.625% due 05/29/2032		1,200	1,177
7.903% due 02/21/2048		400	370
8.500% due 01/31/2047		700	679
8.700% due 03/01/2049		200	196

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total Egypt (Cost $4,612)		4,512
EL SALVADOR 0.5%
SOVEREIGN ISSUES 0.5%
El Salvador Government International Bond
5.875% due 01/30/2025	$200	175
7.125% due 01/20/2050	600	472
9.500% due 07/15/2052	500	476
Total El Salvador (Cost $1,300)		1,123
GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Deutsche Bank AG
1.470% (US0003M + 1.190%) due 11/16/2022 ~	$300	296
3.950% due 02/27/2023	400	420
5.000% due 02/14/2022	200	209
Total Germany (Cost $875)		925
GHANA 1.4%
SOVEREIGN ISSUES 1.4%
Ghana Government International Bond
6.375% due 02/11/2027	$600	542
7.625% due 05/16/2029	800	727
7.875% due 03/26/2027	300	286
8.125% due 03/26/2032	1,100	968
8.750% due 03/11/2061	700	593
8.950% due 03/26/2051	300	261
Total Ghana (Cost $3,742)		3,377
GUATEMALA 0.7%
SOVEREIGN ISSUES 0.7%
Guatemala Government International Bond
4.375% due 06/05/2027	$300	322
4.875% due 02/13/2028	410	453
6.125% due 06/01/2050	700	840
Total Guatemala (Cost $1,394)		1,615
HONG KONG 0.6%
CORPORATE BONDS & NOTES 0.6%
CNOOC Finance ULC 4.250% due 04/30/2024 (j)	$1,400	1,547
Total Hong Kong (Cost $1,413)		1,547
HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
MFB Magyar Fejlesztesi Bank Zrt 6.250% due 10/21/2020	$500	502
Total Hungary (Cost $500)		502
INDIA 1.3%
CORPORATE BONDS & NOTES 0.7%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030	$200	196
Adani Transmission Ltd. 4.250% due 05/21/2036	199	199
Indian Railway Finance Corp. Ltd.
3.249% due 02/13/2030	200	201
3.950% due 02/13/2050	200	188
Muthoot Finance Ltd. 4.400% due 09/02/2023	300	292

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Shriram Transport Finance Co. Ltd. 5.100% due 07/16/2023		700	655
			1,731
SOVEREIGN ISSUES 0.6%
Export-Import Bank of India
3.250% due 01/15/2030		500	506
3.375% due 08/05/2026		700	739
3.875% due 03/12/2024		200	212
			1,457
Total India (Cost $3,200)			3,188
INDONESIA 8.5%
CORPORATE BONDS & NOTES 3.9%
Indonesia Asahan Aluminium Persero PT 5.450% due 05/15/2030		$800	922
Pelabuhan Indonesia Persero PT
4.500% due 05/02/2023		800	848
4.875% due 10/01/2024		500	551
Pelabuhan Indonesia PT 4.250% due 05/05/2025		400	438
Pertamina Persero PT
4.175% due 01/21/2050		400	404
4.875% due 05/03/2022		500	529
6.000% due 05/03/2042		1,500	1,830
6.450% due 05/30/2044		2,100	2,741
PT Perusahaan Listrik Negara
4.000% due 06/30/2050		800	785
4.125% due 05/15/2027		200	216
4.375% due 02/05/2050		200	209
			9,473
SOVEREIGN ISSUES 4.6%
Indonesia Government International Bond
2.625% due 06/14/2023	EUR	700	867
3.375% due 04/15/2023		$2,000	2,114
3.375% due 07/30/2025	EUR	100	131
4.350% due 01/11/2048		$700	810
4.450% due 02/11/2024 (j)		1,100	1,221
4.450% due 04/15/2070		600	714
4.750% due 01/08/2026		1,200	1,396
5.125% due 01/15/2045		200	252
5.250% due 01/17/2042		400	508
5.250% due 01/08/2047		200	260
6.750% due 01/15/2044		300	450
7.750% due 01/17/2038		100	155
Perusahaan Penerbit SBSN Indonesia
2.800% due 06/23/2030		200	206
4.400% due 03/01/2028 (j)		700	802
4.450% due 02/20/2029 (j)		1,200	1,388
			11,274
Total Indonesia (Cost $18,189)			20,747
IRELAND 1.4%
CORPORATE BONDS & NOTES 1.4%
Vnesheconombank Via VEB Finance PLC 5.942% due 11/21/2023		$3,100	3,431
Total Ireland (Cost $3,164)			3,431
ISRAEL 0.4%
CORPORATE BONDS & NOTES 0.2%
Leviathan Bond Ltd. 6.125% due 06/30/2025		$400	414
SOVEREIGN ISSUES 0.2%
Israel Government International Bond 3.375% due 01/15/2050		400	445

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total Israel (Cost $790)			859
IVORY COAST 0.7%
SOVEREIGN ISSUES 0.7%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	1,400	1,491
5.875% due 10/17/2031		200	213
Total Ivory Coast (Cost $1,828)			1,704
JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$200	195
Total Jamaica (Cost $200)			195
JERSEY, CHANNEL ISLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
ARTS Ltd. 2.030% due 09/15/2021 «•		$123	122
Total Jersey, Channel Islands (Cost $122)			122
JORDAN 0.9%
SOVEREIGN ISSUES 0.9%
Jordan Government International Bond
5.750% due 01/31/2027		$400	402
5.850% due 07/07/2030		1,500	1,460
6.125% due 01/29/2026		300	308
Total Jordan (Cost $2,193)			2,170
KAZAKHSTAN 1.8%
CORPORATE BONDS & NOTES 1.7%
KazMunayGas National Co. JSC
4.750% due 04/24/2025		$1,700	1,873
4.750% due 04/19/2027		400	446
5.750% due 04/19/2047		400	476
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		1,400	1,416
			4,211
SOVEREIGN ISSUES 0.1%
Kazakhstan Government International Bond 4.875% due 10/14/2044		200	262
Total Kazakhstan (Cost $4,102)			4,473
KENYA 0.2%
SOVEREIGN ISSUES 0.2%
Kenya Government International Bond 7.250% due 02/28/2028		$600	593
Total Kenya (Cost $594)			593
LUXEMBOURG 4.2%
CORPORATE BONDS & NOTES 4.2%
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		$845	229
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		1,600	1,676
6.000% due 11/27/2023		300	334
Gazprom OAO Via Gaz Capital S.A.
4.950% due 07/19/2022		700	736
5.150% due 02/11/2026		1,200	1,340
5.999% due 01/23/2021		2,000	2,032
6.510% due 03/07/2022		750	799
Sberbank of Russia Via SB Capital S.A.
5.717% due 06/16/2021		200	206
6.125% due 02/07/2022		2,200	2,321

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Unigel Luxembourg S.A. 8.750% due 10/01/2026		600	583
Total Luxembourg (Cost $10,130)			10,256
MALAYSIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Petronas Capital Ltd.
4.550% due 04/21/2050		$600	768
4.800% due 04/21/2060		500	687
Total Malaysia (Cost $1,100)			1,455
MAURITIUS 0.2%
CORPORATE BONDS & NOTES 0.2%
Greenko Solar Mauritius Ltd. 5.950% due 07/29/2026		$500	519
Total Mauritius (Cost $500)			519
MEXICO 7.6%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex S.A.B. de C.V. (d)		17,978	0
Hipotecaria Su Casita S.A. «(d)		5,259	0
Urbi Desarrollos Urbanos S.A.B. de C.V. (d)		95	0
			0
		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 5.1%
America Movil S.A.B. de C.V. 6.450% due 12/05/2022	MXN	6,000	277
Banco Mercantil del Norte S.A. 7.500% due 06/27/2029 •(g)(h)		$200	197
Cibanco S.A. Ibm 4.962% due 07/18/2029		400	422
Industrias Penoles S.A.B. de C.V. 4.750% due 08/06/2050		400	414
Minera Mexico S.A. de C.V. 4.500% due 01/26/2050		200	219
Petroleos Mexicanos
4.750% due 02/26/2029	EUR	100	100
5.350% due 02/12/2028		$500	429
5.950% due 01/28/2031		1,000	832
6.350% due 02/12/2048		1,336	1,002
6.625% due 06/15/2038		700	549
6.750% due 09/21/2047		760	586
6.840% due 01/23/2030		600	535
6.950% due 01/28/2060 (j)		2,150	1,647
6.950% due 01/28/2060		1,200	920
7.690% due 01/23/2050		4,500	3,721
Trust Fibra Uno
4.869% due 01/15/2030		200	202
6.390% due 01/15/2050		400	400
			12,452
SOVEREIGN ISSUES 2.5%
Mexico Government International Bond
3.250% due 04/16/2030		400	409
4.000% due 03/15/2115	EUR	1,000	1,180
4.500% due 01/31/2050 (j)		$700	740
4.600% due 01/23/2046		1,108	1,192
4.600% due 02/10/2048		200	213
4.750% due 04/27/2032		600	680
5.000% due 04/27/2051		900	1,008

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

5.750% due 10/12/2110		700	810
			6,232
Total Mexico (Cost $21,206)			18,684
MONGOLIA 0.5%
SOVEREIGN ISSUES 0.5%
Mongolia Government International Bond
5.125% due 12/05/2022		$530	543
5.625% due 05/01/2023		700	722
Total Mongolia (Cost $1,229)			1,265
MOROCCO 0.1%
CORPORATE BONDS & NOTES 0.1%
OCP S.A. 5.625% due 04/25/2024		$300	326
Total Morocco (Cost $307)			326
NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$300	299
Total Namibia (Cost $298)			299
NETHERLANDS 1.2%
CORPORATE BONDS & NOTES 1.2%
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/2042		$300	404
Metinvest BV
7.750% due 04/23/2023		200	205
7.750% due 10/17/2029		700	671
8.500% due 04/23/2026		400	404
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		400	410
Prosus NV
1.539% due 08/03/2028	EUR	200	236
2.031% due 08/03/2032		100	118
3.680% due 01/21/2030		$200	216
4.027% due 08/03/2050		200	205
Total Netherlands (Cost $2,819)			2,869
NIGERIA 1.3%
SOVEREIGN ISSUES 1.3%
Nigeria Government International Bond
6.500% due 11/28/2027		$1,400	1,337
7.143% due 02/23/2030		200	191
7.875% due 02/16/2032		1,300	1,245
8.747% due 01/21/2031		400	410
Total Nigeria (Cost $3,319)			3,183
OMAN 1.2%
SOVEREIGN ISSUES 1.2%
Oman Government International Bond
5.625% due 01/17/2028		$1,500	1,385
6.000% due 08/01/2029		1,000	925
6.500% due 03/08/2047		700	574
Total Oman (Cost $3,095)			2,884
PAKISTAN 0.4%
CORPORATE BONDS & NOTES 0.2%
Third Pakistan International Sukuk Co. Ltd.
5.500% due 10/13/2021		$200	200

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

5.625% due 12/05/2022		200	200
			400
SOVEREIGN ISSUES 0.2%
Pakistan Government International Bond 6.875% due 12/05/2027		400	399
Total Pakistan (Cost $790)			799
PANAMA 1.7%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen S.A. 6.000% due 11/18/2048		$697	778
Banco Nacional de Panama 2.500% due 08/11/2030		200	198
			976
SOVEREIGN ISSUES 1.3%
Panama Government International Bond
4.300% due 04/29/2053		700	865
4.500% due 04/01/2056		1,100	1,381
8.875% due 09/30/2027		700	1,005
			3,251
Total Panama (Cost $3,564)			4,227
PARAGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Paraguay Government International Bond
4.950% due 04/28/2031		$200	231
5.400% due 03/30/2050		300	366
6.100% due 08/11/2044		400	519
Total Paraguay (Cost $946)			1,116
PERU 1.8%
CORPORATE BONDS & NOTES 0.5%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,800	524
Petroleos del Peru S.A.
4.750% due 06/19/2032		$400	433
5.625% due 06/19/2047		300	346
			1,303
SOVEREIGN ISSUES 1.3%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		200	209
Peru Government International Bond
2.392% due 01/23/2026		400	420
2.844% due 06/20/2030		200	218
5.350% due 08/12/2040	PEN	3,700	1,020
6.350% due 08/12/2028		1,700	569
8.750% due 11/21/2033		$400	671
			3,107
Total Peru (Cost $4,198)			4,410
PHILIPPINES 1.4%
CORPORATE BONDS & NOTES 0.5%
Power Sector Assets & Liabilities Management Corp. 7.390% due 12/02/2024		$900	1,128
SOVEREIGN ISSUES 0.9%
Philippines Government International Bond
2.950% due 05/05/2045		900	955

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

3.700% due 03/01/2041		1,000	1,158
			2,113
Total Philippines (Cost $3,088)			3,241
POLAND 0.1%
SOVEREIGN ISSUES 0.1%
Poland Government International Bond 3.250% due 04/06/2026		$200	226
Total Poland (Cost $199)			226
QATAR 3.7%
CORPORATE BONDS & NOTES 0.2%
Nakilat, Inc. 6.067% due 12/31/2033		$100	128
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027		350	409
			537
SOVEREIGN ISSUES 3.5%
Qatar Government International Bond
3.375% due 03/14/2024 (j)		800	863
3.750% due 04/16/2030 (j)		1,100	1,277
4.000% due 03/14/2029 (j)		1,600	1,874
4.400% due 04/16/2050		600	774
4.817% due 03/14/2049		1,600	2,159
5.103% due 04/23/2048		1,100	1,532
			8,479
Total Qatar (Cost $7,316)			9,016
ROMANIA 1.1%
SOVEREIGN ISSUES 1.1%
Romania Government International Bond
2.124% due 07/16/2031	EUR	1,400	1,642
3.000% due 02/14/2031		$300	309
3.500% due 04/03/2034	EUR	100	129
3.624% due 05/26/2030		300	399
4.000% due 02/14/2051		$200	207
Total Romania (Cost $2,508)			2,686
RUSSIA 3.5%
CORPORATE BONDS & NOTES 0.3%
SCF Capital Designated Activity Co. 5.375% due 06/16/2023		$800	862
SOVEREIGN ISSUES 3.2%
Russia Government International Bond
4.250% due 06/23/2027		1,200	1,354
5.625% due 04/04/2042		1,900	2,545
6.000% due 10/06/2027	RUB	86,400	1,121
7.250% due 05/10/2034		86,800	1,206
7.650% due 04/10/2030		113,900	1,623
7.700% due 03/23/2033		4,000	57
			7,906
Total Russia (Cost $8,732)			8,768
SAUDI ARABIA 3.7%
SOVEREIGN ISSUES 3.7%
Saudi Government International Bond
3.250% due 10/26/2026		$200	218
3.625% due 03/04/2028		1,500	1,665
3.750% due 01/21/2055		1,200	1,302
4.000% due 04/17/2025		1,000	1,113
4.375% due 04/16/2029 (j)		1,400	1,642
4.500% due 10/26/2046		2,500	3,008

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total Saudi Arabia (Cost $8,205)			8,948
SENEGAL 0.3%
SOVEREIGN ISSUES 0.3%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	114
6.250% due 05/23/2033		$500	495
6.750% due 03/13/2048		200	190
Total Senegal (Cost $824)			799
SERBIA 0.5%
SOVEREIGN ISSUES 0.5%
Serbia Government International Bond
1.500% due 06/26/2029	EUR	500	567
3.125% due 05/15/2027		500	628
Total Serbia (Cost $1,107)			1,195
SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd. 2.750% due 09/18/2022		$900	919
Flex Ltd. 4.875% due 06/15/2029		100	115
Medco Bell Pte Ltd. 6.375% due 01/30/2027		300	260
Total Singapore (Cost $1,301)			1,294
SOUTH AFRICA 2.6%
CORPORATE BONDS & NOTES 1.2%
AngloGold Ashanti Holdings PLC
3.750% due 10/01/2030 (a)		$200	204
6.500% due 04/15/2040		100	121
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021		800	783
6.350% due 08/10/2028		500	505
7.125% due 02/11/2025		500	459
Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023		500	521
Prosus NV 5.500% due 07/21/2025		200	230
			2,823
SOVEREIGN ISSUES 1.4%
South Africa Government International Bond
4.850% due 09/30/2029		1,100	1,052
5.000% due 10/12/2046		300	242
5.750% due 09/30/2049		1,400	1,192
5.875% due 06/22/2030		1,000	1,025
			3,511
Total South Africa (Cost $6,609)			6,334
SRI LANKA 0.9%
SOVEREIGN ISSUES 0.9%
Sri Lanka Government International Bond
6.125% due 06/03/2025		$700	497
6.250% due 07/27/2021		368	324
6.825% due 07/18/2026		700	494
6.850% due 11/03/2025		800	572
7.850% due 03/14/2029		300	212
Total Sri Lanka (Cost $2,649)			2,099
TANZANIA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 5.615% (LIBOR03M + 5.200%) due 06/23/2022 «~		$457	456

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total Tanzania (Cost $456)			456
THAILAND 0.2%
CORPORATE BONDS & NOTES 0.2%
Bangkok Bank PCL 3.733% due 09/25/2034 •		$200	196
Thaioil Treasury Center Co. Ltd. 5.375% due 11/20/2048		200	244
Total Thailand (Cost $398)			440
TRINIDAD AND TOBAGO 0.0%
CORPORATE BONDS & NOTES 0.0%
Trinidad Petroleum Holdings Ltd. 6.000% due 05/08/2022		$117	117
Total Trinidad and Tobago (Cost $115)			117
TURKEY 4.5%
CORPORATE BONDS & NOTES 0.3%
Hazine Mustesarligi Varlik Kiralama A/S 5.004% due 04/06/2023		$200	196
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		265	221
Turkiye Is Bankasi A/S 6.125% due 04/25/2024		200	190
Yapi ve Kredi Bankasi A/S 5.850% due 06/21/2024		200	189
			796
SOVEREIGN ISSUES 4.2%
Turkey Government International Bond
4.875% due 04/16/2043		1,100	823
5.125% due 02/17/2028		1,500	1,370
5.750% due 05/11/2047		2,400	1,908
6.000% due 03/25/2027		2,100	2,019
6.000% due 01/14/2041		600	500
6.125% due 10/24/2028		300	286
6.875% due 03/17/2036		1,600	1,504
7.250% due 03/05/2038		700	681
Turkiye Ihracat Kredi Bankasi A/S
4.250% due 09/18/2022		500	477
5.375% due 10/24/2023		200	189
8.250% due 01/24/2024		400	408
			10,165
Total Turkey (Cost $12,403)			10,961
UKRAINE 2.3%
SOVEREIGN ISSUES 2.3%
Ukraine Government International Bond
0.000% due 05/31/2040 ~		$900	823
4.375% due 01/27/2030	EUR	200	192
7.750% due 09/01/2021		$1,300	1,334
7.750% due 09/01/2022		1,300	1,336
7.750% due 09/01/2023		900	918
7.750% due 09/01/2024		900	906
Total Ukraine (Cost $5,234)			5,509
UNITED ARAB EMIRATES 4.3%
CORPORATE BONDS & NOTES 0.3%
DP World PLC 6.850% due 07/02/2037		$600	752
SOVEREIGN ISSUES 4.0%
Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031		800	793
2.500% due 04/16/2025		1,000	1,066
2.700% due 09/02/2070		1,000	970
3.125% due 04/16/2030		3,200	3,593
3.125% due 09/30/2049		1,000	1,073

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

3.875% due 04/16/2050 (j)		1,900	2,328
			9,823
Total United Arab Emirates (Cost $9,820)			10,575
UNITED KINGDOM 0.6%
CORPORATE BONDS & NOTES 0.6%
Barclays PLC 3.250% due 02/12/2027	GBP	100	138
Fresnillo PLC 4.250% due 10/02/2050 (a)		$800	794
HSBC Holdings PLC 4.041% due 03/13/2028 •		200	221
Natwest Group PLC 6.000% due 12/19/2023		200	225
State Savings Bank of Ukraine Via SSB PLC 9.375% due 03/10/2023 þ		50	52
Total United Kingdom (Cost $1,399)			1,430
UNITED STATES 4.4%
ASSET-BACKED SECURITIES 1.6%
Countrywide Asset-Backed Certificates Trust
0.388% due 02/25/2037 •		$764	734
0.898% due 11/25/2035 •		380	371
Credit-Based Asset Servicing & Securitization Trust 3.371% due 01/25/2037 ^þ		669	304
Morgan Stanley ABS Capital, Inc. Trust
0.913% due 01/25/2035 •		69	66
0.943% due 03/25/2034 •		579	566
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 0.668% due 09/25/2035 •		500	449
Soundview Home Loan Trust 1.048% due 10/25/2037 •		171	149
Wells Fargo Home Equity Asset-Backed Securities Trust 0.468% due 03/25/2037 •		1,500	1,334
			3,973
CORPORATE BONDS & NOTES 1.3%
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		300	298
Rio Oil Finance Trust
8.200% due 04/06/2028		495	533
9.250% due 07/06/2024		971	1,061
9.750% due 01/06/2027		769	871
Rutas 2 and 7 Finance Ltd. 0.000% due 09/30/2036 (f)		500	356
			3,119
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
American Home Mortgage Investment Trust 1.810% due 09/25/2045 •		2	2
Banc of America Mortgage Trust 3.688% due 02/25/2036 ^~		1	1
BCAP LLC Trust 3.240% due 05/26/2037 ~		861	833
Bear Stearns Adjustable Rate Mortgage Trust
3.696% due 01/25/2035 ~		1	1
3.874% due 05/25/2047 ^~		11	11
Citigroup Mortgage Loan Trust
1.957% due 08/25/2035 ~		8	7
3.355% due 09/25/2037 ^~		23	22
CitiMortgage Alternative Loan Trust 0.798% due 10/25/2036 •		125	99
Countrywide Alternative Loan Trust 0.498% due 05/25/2036 ^•		149	61
GSR Mortgage Loan Trust 3.783% due 01/25/2036 ^~		4	4
IndyMac Mortgage Loan Trust
0.328% due 02/25/2037 •		216	208
0.788% due 07/25/2045 •		123	109
3.397% due 11/25/2037 ~		116	111
Lehman XS Trust
0.338% due 09/25/2046 •		167	161
0.398% due 08/25/2037 •		367	353
Morgan Stanley Mortgage Loan Trust 2.746% due 06/25/2036 ~		1	1
SunTrust Adjustable Rate Mortgage Loan Trust 3.042% due 10/25/2037 ^~		89	81

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
3.552% due 02/25/2037 ^~	17	16
3.682% due 03/25/2036 ~	201	193
Washington Mutual Mortgage Pass-Through Certificates Trust 1.769% due 02/25/2047 ^•	203	178
		2,452
U.S. GOVERNMENT AGENCIES 0.5%
Freddie Mac 3.785% due 03/01/2036 •	13	12
Uniform Mortgage-Backed Security 4.000% due 07/01/2048	110	117
Uniform Mortgage-Backed Security, TBA 3.500% due 11/01/2050	1,000	1,056
		1,185
Total United States (Cost $10,179)		10,729
URUGUAY 1.0%
SOVEREIGN ISSUES 1.0%
Uruguay Government International Bond
4.975% due 04/20/2055	$200	267
5.100% due 06/18/2050	1,700	2,287
Total Uruguay (Cost $1,890)		2,554
VENEZUELA 0.3%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)	$3,750	113
5.500% due 04/12/2037 ^(c)	4,350	130
6.000% due 05/16/2024 ^(c)	380	11
6.000% due 11/15/2026 ^(c)	1,200	36
		290
SOVEREIGN ISSUES 0.2%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)	300	24
7.650% due 04/21/2025 ^(c)	630	51
8.250% due 10/13/2024 ^(c)	3,850	308
9.000% due 05/07/2023 ^(c)	800	64
9.250% due 09/15/2027 ^(c)	1,190	95
9.375% due 01/13/2034 ^(c)	40	3
11.950% due 08/05/2031 ^(c)	490	39
		584
Total Venezuela (Cost $9,865)		874
VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
Gold Fields Orogen Holdings BVI Ltd. 4.875% due 10/07/2020	$390	390
Total Virgin Islands (British) (Cost $390)		390
ZAMBIA 0.2%
SOVEREIGN ISSUES 0.2%
Zambia Government International Bond
5.375% due 09/20/2022	$200	101
8.500% due 04/14/2024	400	199
8.970% due 07/30/2027	400	197
Total Zambia (Cost $721)		497
SHORT-TERM INSTRUMENTS 1.4%
REPURCHASE AGREEMENTS (i) 1.1%		2,775
U.S. TREASURY BILLS 0.3%
0.102% due 10/15/2020 - 10/22/2020 (e)(f)	$672	672

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $3,447)		3,447
Total Investments in Securities (Cost $256,272)		252,217
	SHARES
INVESTMENTS IN AFFILIATES 2.5%
SHORT-TERM INSTRUMENTS 2.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.5%
PIMCO Short-Term Floating NAV Portfolio III	621,365	6,127
Total Short-Term Instruments (Cost $6,101)		6,127
Total Investments in Affiliates (Cost $6,101)		6,127
Total Investments 105.8% (Cost $262,373)		$258,344
Financial Derivative Instruments (k)(l) 0.4%(Cost or Premiums, net $(145))		923
Other Assets and Liabilities, net (6.2)%		(15,114)
Net Assets 100.0%		$244,153

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BOS	0.080%	09/29/2020	10/05/2020	$2,384	U.S. Treasury Bonds 3.375% due 11/15/2048	$(1,615)	$2,384	$2,384
U.S. Treasury Notes 2.375% due 02/29/2024	(753)
FICC	0.000	09/30/2020	10/01/2020	$391	U.S. Treasury Bills 0.000% due 09/09/2021	(399)	391	391
Total Repurchase Agreements	$(2,767)	$2,775	$2,775
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BPS	0.500%	08/19/2020	10/22/2020	$(826)	$(826)
0.500	08/21/2020	10/23/2020	(4,708)	(4,710)
0.500	09/22/2020	10/23/2020	(1,115)	(1,115)
BRC	0.550	08/06/2020	TBD(3)	(1,022)	(1,023)
0.850	08/06/2020	TBD(3)	(1,238)	(1,239)
CFR	0.450	08/04/2020	TBD(3)	(1,811)	(1,813)
0.650	08/04/2020	TBD(3)	(1,911)	(1,914)
FOB	0.650	08/04/2020	TBD(3)	(1,413)	(1,414)
JML	0.450	08/05/2020	10/06/2020	(2,937)	(2,940)
SCX	0.430	09/17/2020	10/22/2020	(1,647)	(1,647)
Total Reverse Repurchase Agreements	$(18,641)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
United States (1.0)%
U.S. Treasury Obligations (1.0)%
U.S. Treasury Bonds	3.375%	11/15/2048	$1,100	$(1,603)	$(1,615)
U.S. Treasury Notes	2.375	02/29/2024	700	(755)	(754)
Total Short Sales (1.0)%	$(2,358)	$(2,369)
(j)	Securities with an aggregate market value of $20,290 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)	Includes accrued interest.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(19,570) at a weighted average interest rate of 1.500%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $15 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 5-Year Note December Futures	12/2020	122	$15,376	$14	$0	$(12)
U.S. Treasury 10-Year Note December Futures	12/2020	27	3,767	4	0	(7)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	24	5,324	(81)	0	(48)
$(63)	$0	$(67)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2020	54	$(11,049)	$(55)	$22	$(16)
Total Futures Contracts	$(118)	$22	$(83)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2023	1.070%	$100	$(6)	$6	$0	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.EM-33 5-Year Index	(1.000)%	Quarterly	06/20/2025	$9,690	$617	$(239)	$378	$0	$(13)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month USD-LIBOR	1.500%	Semi-Annual	06/21/2027	$5,700	$(495)	$902	$407	$0	$(10)
Receive(6)	6-Month EUR-EURIBOR	0.150	Annual	12/15/2025	EUR	1,100	(8)	(10)	(18)	0	0
Receive(6)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030	900	(39)	(12)	(51)	0	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/26/2025	MXN	43,600	0	92	92	2	0
Pay	28-Day MXN-TIIE	6.100	Lunar	02/28/2025	23,200	0	49	49	1	0
Receive	28-Day MXN-TIIE	5.470	Lunar	04/21/2025	11,300	0	(11)	(11)	0	(1)
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025	44,500	0	(53)	(53)	0	(2)
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025	11,200	0	(11)	(11)	0	0
Receive	28-Day MXN-TIIE	5.530	Lunar	04/24/2025	2,300	0	(2)	(2)	0	0
$(542)	$944	$402	$3	$(13)
Total Swap Agreements	$69	$711	$780	$3	$(26)
Cash of $1,471 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	10/2020	EUR	971	$1,155	$17	$0
10/2020	JPY	276,300	2,617	0	(3)
10/2020	RUB	64,041	897	74	0
10/2020	$2,038	EUR	1,728	0	(12)
10/2020	523	JPY	55,405	3	0
11/2020	AUD	3,713	$2,665	6	0
11/2020	$2,618	JPY	276,300	3	0
CBK	10/2020	EUR	429	$504	1	0
10/2020	PEN	14,042	3,978	81	0
10/2020	RUB	190,697	2,651	199	0
12/2020	$2,163	PEN	7,618	0	(49)
GLM	10/2020	DOP	234	$4	0	0
10/2020	RUB	45,068	625	45	0
11/2020	DOP	24,442	414	0	(3)
11/2020	RUB	9,248	125	6	0
01/2021	DOP	5,624	95	0	0
03/2021	17,348	292	2	0
HUS	10/2020	$407	JPY	43,297	3	0
10/2020	349	PEN	1,238	0	(5)
01/2021	PEN	1,238	$348	5	0
JPM	10/2020	MXN	3,995	176	0	(5)
MYI	10/2020	BRL	819	146	0	0
10/2020	$145	BRL	819	1	0
10/2020	505	JPY	53,605	3	0
SCX	10/2020	EUR	10,589	$12,672	257	0
11/2020	10,261	12,040	2	0
SOG	11/2020	RUB	8,835	119	6	0
SSB	10/2020	GBP	119	158	5	0
10/2020	$147	BRL	819	0	(1)
11/2020	BRL	818	$146	1	0
TOR	10/2020	$463	JPY	49,080	2	0
UAG	10/2020	705	74,913	5	0
11/2020	RUB	12,772	$	172	8	0
Total Forward Foreign Currency Contracts	$735	$(78)
WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	700	$(7)	$0
Total Written Options	$(7)	$0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Turkey Government International Bond	(1.000)%	Quarterly	12/20/2024	5.272%	$1,700	$212	$56	$268	$0
HUS	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	1.362	100	0	1	1	0
	Turkey Government International Bond	(1.000)	Quarterly	12/20/2024	5.272	200	12	20	32	0
JPM	Dubai Government International Bond	(1.000)	Quarterly	12/20/2024	1.362	200	0	3	3	0
							$224	$80	$304	$0
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2022	1.368%	$1,200	$(4)	$(3)	$0	$(7)
	Colombia Government International Bond	1.000	Quarterly	12/20/2025	1.489	2,000	(52)	3	0	(49)
	Huarong Finance Co. Ltd.	1.000	Quarterly	10/23/2020	0.397	200	0	0	0	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.672	1,500	20	(1)	19	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2022	2.037	400	(9)	2	0	(7)
BPS	Indonesia Government International Bond	1.000	Quarterly	12/20/2021	0.316	500	(15)	19	4	0
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2021	0.175	3,000	41	(10)	31	0
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.758	100	(14)	15	1	0
	Nigeria Government International Bond	5.000	Quarterly	12/20/2021	4.069	400	22	(17)	5	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.740	500	5	1	6	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.581	500	(36)	33	0	(3)
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2025	2.447	1,000	(72)	1	0	(71)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.758	300	(41)	44	3	0
	Peru Government International Bond	1.000	Quarterly	12/20/2025	0.772	800	9	1	10	0
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.740	1,900	(64)	85	21	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2020	1.169	400	2	(2)	0	0
DUB	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.581	1,000	(6)	(1)	0	(7)
FBF	Egypt Government International Bond	1.000	Quarterly	12/20/2021	2.542	700	(60)	47	0	(13)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.308	2,900	(188)	203	15	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.368	300	(1)	(1)	0	(2)
	Indonesia Government International Bond	1.000	Quarterly	03/20/2024	0.758	100	(14)	15	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.232	100	(1)	0	0	(1)
	Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2024	0.740	300	3	0	3	0
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.979	400	(6)	6	0	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	1.123	200	(3)	2	0	(1)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.672	4,100	43	8	51	0
JPM	Israel Government International Bond	1.000	Quarterly	06/20/2024	0.421	400	9	0	9	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.368	200	(1)	0	0	(1)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2024	0.820	1,700	(3)	15	12	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.232	300	(2)	(1)	0	(3)
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.494	200	(3)	(2)	0	(5)
	Russia Government International Bond	1.000	Quarterly	12/20/2021	0.554	1,300	10	(2)	8	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2024	0.672	1,400	8	9	17	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2021	1.581	200	(1)	0	0	(1)
UAG	Indonesia Government International Bond	1.000	Quarterly	06/20/2021	0.308	100	(7)	8	1	0
							$(431)	$477	$217	$(171)
Total Swap Agreements							$(207)	$557	$521	$(171)
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2020

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$482	$0	$482
Angola
Sovereign Issues	0	2,849	0	2,849
Argentina
Sovereign Issues	0	6,324	0	6,324
Armenia
Sovereign Issues	0	292	0	292
Austria
Corporate Bonds & Notes	0	200	0	200
Azerbaijan
Corporate Bonds & Notes	0	1,596	0	1,596
Sovereign Issues	0	403	0	403
Bahamas
Sovereign Issues	0	1,112	0	1,112
Bahrain
Sovereign Issues	0	196	0	196
Belarus
Sovereign Issues	0	375	0	375
Brazil
Corporate Bonds & Notes	0	7,048	0	7,048
Loan Participations and Assignments	0	0	1,608	1,608
Sovereign Issues	0	1,561	0	1,561
Cayman Islands
Asset-Backed Securities	0	0	166	166
Corporate Bonds & Notes	0	7,184	0	7,184
Chile
Corporate Bonds & Notes	0	6,604	0	6,604
Sovereign Issues	0	1,051	0	1,051
China
Corporate Bonds & Notes	0	4,616	0	4,616
Colombia
Corporate Bonds & Notes	0	1,018	0	1,018
Sovereign Issues	0	2,637	0	2,637
Costa Rica
Sovereign Issues	0	719	0	719
Croatia
Sovereign Issues	0	122	0	122
Dominican Republic
Sovereign Issues	0	5,654	0	5,654
Ecuador
Sovereign Issues	0	2,440	0	2,440
Egypt
Sovereign Issues	0	4,512	0	4,512
El Salvador
Sovereign Issues	0	1,123	0	1,123
Germany
Corporate Bonds & Notes	0	925	0	925
Ghana
Sovereign Issues	0	3,377	0	3,377
Guatemala
Sovereign Issues	0	1,615	0	1,615
Hong Kong
Corporate Bonds & Notes	0	1,547	0	1,547
Hungary
Sovereign Issues	0	502	0	502
India
Corporate Bonds & Notes	0	1,731	0	1,731
Sovereign Issues	0	1,457	0	1,457
Indonesia
Corporate Bonds & Notes	0	9,473	0	9,473
Sovereign Issues	0	11,274	0	11,274
Ireland
Corporate Bonds & Notes	0	3,431	0	3,431
Israel
Corporate Bonds & Notes	0	414	0	414
Sovereign Issues	0	445	0	445
Ivory Coast
Sovereign Issues	0	1,704	0	1,704
Jamaica
Corporate Bonds & Notes	0	195	0	195
Jersey, Channel Islands
Asset-Backed Securities	0	0	122	122
Jordan
Sovereign Issues	0	2,170	0	2,170
Kazakhstan
Corporate Bonds & Notes	0	4,211	0	4,211
Sovereign Issues	0	262	0	262
Kenya
Sovereign Issues	0	593	0	593
Luxembourg
Corporate Bonds & Notes	0	10,256	0	10,256
Malaysia
Corporate Bonds & Notes	0	1,455	0	1,455
Mauritius

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

Corporate Bonds & Notes	0	519	0	519
Mexico
Corporate Bonds & Notes	0	12,452	0	12,452
Sovereign Issues	0	6,232	0	6,232
Mongolia
Sovereign Issues	0	1,265	0	1,265
Morocco
Corporate Bonds & Notes	0	326	0	326
Namibia
Sovereign Issues	0	299	0	299
Netherlands
Corporate Bonds & Notes	0	2,869	0	2,869
Nigeria
Sovereign Issues	0	3,183	0	3,183
Oman
Sovereign Issues	0	2,884	0	2,884
Pakistan
Corporate Bonds & Notes	0	400	0	400
Sovereign Issues	0	399	0	399
Panama
Corporate Bonds & Notes	0	976	0	976
Sovereign Issues	0	3,251	0	3,251
Paraguay
Sovereign Issues	0	1,116	0	1,116
Peru
Corporate Bonds & Notes	0	1,303	0	1,303
Sovereign Issues	0	3,107	0	3,107
Philippines
Corporate Bonds & Notes	0	1,128	0	1,128
Sovereign Issues	0	2,113	0	2,113
Poland
Sovereign Issues	0	226	0	226
Qatar
Corporate Bonds & Notes	0	537	0	537
Sovereign Issues	0	8,479	0	8,479
Romania
Sovereign Issues	0	2,686	0	2,686
Russia
Corporate Bonds & Notes	0	862	0	862
Sovereign Issues	0	7,906	0	7,906
Saudi Arabia
Sovereign Issues	0	8,948	0	8,948
Senegal
Sovereign Issues	0	799	0	799
Serbia
Sovereign Issues	0	1,195	0	1,195
Singapore
Corporate Bonds & Notes	0	1,294	0	1,294
South Africa
Corporate Bonds & Notes	0	2,823	0	2,823
Sovereign Issues	0	3,511	0	3,511
Sri Lanka
Sovereign Issues	0	2,099	0	2,099
Tanzania
Loan Participations and Assignments	0	0	456	456
Thailand
Corporate Bonds & Notes	0	440	0	440
Trinidad and Tobago
Corporate Bonds & Notes	0	117	0	117
Turkey
Corporate Bonds & Notes	0	796	0	796
Sovereign Issues	0	10,165	0	10,165
Ukraine
Sovereign Issues	0	5,509	0	5,509
United Arab Emirates
Corporate Bonds & Notes	0	752	0	752
Sovereign Issues	0	9,823	0	9,823
United Kingdom
Corporate Bonds & Notes	0	1,430	0	1,430
United States
Asset-Backed Securities	0	3,973	0	3,973
Corporate Bonds & Notes	0	3,119	0	3,119
Non-Agency Mortgage-Backed Securities	0	2,452	0	2,452
U.S. Government Agencies	0	1,185	0	1,185
Uruguay
Sovereign Issues	0	2,554	0	2,554
Venezuela
Corporate Bonds & Notes	0	290	0	290
Sovereign Issues	0	584	0	584
Virgin Islands (British)
Corporate Bonds & Notes	0	390	0	390
Zambia
Sovereign Issues	0	497	0	497
Short-Term Instruments
Repurchase Agreements	0	2,775	0	2,775
U.S. Treasury Bills	0	672	0	672

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	September 30, 2020 (Unaudited)

	$0	$249,865	$2,352	$252,217
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,127	$0	$0	$6,127
Total Investments	$6,127	$249,865	$2,352	$258,344
Short Sales, at Value - Liabilities
United States
U.S. Treasury Obligations	$0	$(2,369)	$0	$(2,369)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	22	3	0	25
Over the counter	0	1,256	0	1,256
	$22	$1,259	$0	$1,281
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(83)	(26)	0	(109)
Over the counter	0	(249)	0	(249)
	$(83)	$(275)	$0	$(358)
Total Financial Derivative Instruments	$(61)	$984	$0	$923
Totals	$6,066	$248,480	$2,352	$256,898

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 152.6% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	1,680	$11
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond 31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		3,640	24
Autonomous City of Buenos Aires Argentina 34.633% (BADLARPP + 5.000%) due 01/23/2022 ~		500	3
Provincia de Buenos Aires 33.378% due 04/12/2025		620	4
			31
Total Argentina (Cost $237)			42
AUSTRALIA 5.0%
CORPORATE BONDS & NOTES 0.4%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$600	632
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Liberty Funding Pty. Ltd. 1.488% due 01/25/2049 •	AUD	262	188
SOVEREIGN ISSUES 4.5%
Australia Government International Bond
0.500% due 09/21/2026		6,200	4,454
1.750% due 06/21/2051		400	289
3.000% due 03/21/2047		800	741
New South Wales Treasury Corp.
2.000% due 03/20/2031		200	153
3.000% due 02/20/2030		200	167
Queensland Treasury Corp.
1.750% due 08/21/2031		300	224
3.500% due 08/21/2030		700	611
4.250% due 07/21/2023		800	637
South Australia Government Financing Authority 1.750% due 05/24/2032		200	147
Treasury Corp. of Victoria
1.500% due 11/20/2030		600	441
2.500% due 10/22/2029		100	81
4.250% due 12/20/2032		100	95
Western Australian Treasury Corp. 2.750% due 07/24/2029		100	82
			8,122
Total Australia (Cost $8,800)			8,942
BRAZIL 0.8%
CORPORATE BONDS & NOTES 0.8%
Banco Bradesco S.A. 2.850% due 01/27/2023		$300	304
Petrobras Global Finance BV 5.093% due 01/15/2030		1,060	1,115
Total Brazil (Cost $1,400)			1,419
CANADA 0.7%
CORPORATE BONDS & NOTES 0.5%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$90	86
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	365

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

HSBC Bank Canada 3.300% due 11/28/2021		$500	517
			968
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	150	115
SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (e)		237	252
Total Canada (Cost $1,280)			1,335
CAYMAN ISLANDS 3.3%
ASSET-BACKED SECURITIES 2.3%
California Street CLO Ltd. 1.305% due 10/15/2025 •		$508	507
Elmwood CLO Ltd. 1.622% due 04/20/2030 •		500	500
Evans Grove CLO Ltd. 1.176% due 05/28/2028 •		95	95
Figueroa CLO Ltd. 1.175% due 01/15/2027 •		108	109
Gallatin CLO Ltd. 1.321% due 01/21/2028 •		297	295
Jamestown CLO Ltd. 1.493% due 01/17/2027 •		501	500
OHA Credit Funding Ltd. 1.592% due 07/20/2032 •		500	499
Palmer Square Loan Funding Ltd.
1.180% due 11/15/2026 •		296	295
2.005% due 07/20/2028 •		400	400
SP-STATIC CLO Ltd. 1.635% due 07/22/2028 •		400	400
Symphony CLO Ltd. 1.218% due 07/14/2026 •		409	407
THL Credit Wind River CLO Ltd. 1.155% due 01/15/2026 •		90	89
Venture CLO Ltd. 1.155% due 04/15/2027 •		96	95
			4,191
CORPORATE BONDS & NOTES 1.0%
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		300	303
KSA Sukuk Ltd.
2.894% due 04/20/2022		300	310
4.303% due 01/19/2029		500	581
Sands China Ltd.
5.125% due 08/08/2025		200	219
5.400% due 08/08/2028		200	223
Sunac China Holdings Ltd. 7.875% due 02/15/2022		200	203
			1,839
Total Cayman Islands (Cost $5,918)			6,030
CHINA 4.2%
SOVEREIGN ISSUES 4.2%
China Development Bank
3.050% due 08/25/2026	CNY	5,200	739
3.680% due 02/26/2026		1,200	177
3.800% due 01/25/2036		1,000	144
4.040% due 04/10/2027		23,400	3,514
4.240% due 08/24/2027		19,900	3,030
Total China (Cost $7,420)			7,604
DENMARK 4.5%
CORPORATE BONDS & NOTES 4.5%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	18,130	2,861
1.500% due 10/01/2050		2,466	398
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		2,598	410
1.500% due 10/01/2050		719	116

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Nykredit Realkredit A/S
1.000% due 10/01/2050		22,875	3,618
1.500% due 10/01/2050		4,385	708
Total Denmark (Cost $7,601)			8,111
FRANCE 5.9%
CORPORATE BONDS & NOTES 0.5%
BNP Paribas S.A. 1.904% due 09/30/2028 •		$500	499
Dexia Credit Local S.A. 1.625% due 10/16/2024		400	416
			915
SOVEREIGN ISSUES 5.4%
France Government International Bond
1.500% due 05/25/2050	EUR	100	154
2.000% due 05/25/2048 (j)		4,100	6,919
3.250% due 05/25/2045		1,300	2,605
			9,678
Total France (Cost $7,325)			10,593
GERMANY 1.8%
CORPORATE BONDS & NOTES 1.8%
Deutsche Bank AG
2.625% due 12/16/2024	GBP	200	262
2.625% due 02/12/2026	EUR	300	370
3.961% due 11/26/2025 •		$500	532
4.250% due 10/14/2021		1,100	1,131
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		400	428
Landwirtschaftliche Rentenbank
4.250% due 01/24/2023	AUD	200	156
5.375% due 04/23/2024	NZD	500	390
Total Germany (Cost $3,205)			3,269
GUERNSEY, CHANNEL ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$600	646
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		139	124
Total Guernsey, Channel Islands (Cost $738)			770
INDIA 0.4%
CORPORATE BONDS & NOTES 0.4%
ICICI Bank Ltd. 5.750% due 11/16/2020		$500	502
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		200	189
Total India (Cost $704)			691
IRELAND 1.0%
ASSET-BACKED SECURITIES 1.0%
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	400	467
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •		600	703
Dorchester Park CLO DAC 1.172% due 04/20/2028 •		$588	587
Total Ireland (Cost $1,713)			1,757
ISRAEL 0.5%
SOVEREIGN ISSUES 0.5%
Israel Government International Bond
2.000% due 03/31/2027	ILS	1,100	353
3.800% due 05/13/2060		$200	239
4.125% due 01/17/2048		200	254

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Total Israel (Cost $756)			846
ITALY 2.6%
CORPORATE BONDS & NOTES 1.3%
Banca Carige SpA
1.013% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	500	590
1.247% due 10/25/2021 •		600	708
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		300	366
3.625% due 09/24/2024		100	121
UniCredit SpA 7.830% due 12/04/2023		$500	586
			2,371
SOVEREIGN ISSUES 1.3%
Italy Buoni Poliennali Del Tesoro 1.850% due 07/01/2025	EUR	1,800	2,268
Total Italy (Cost $4,489)			4,639
JAPAN 4.8%
CORPORATE BONDS & NOTES 1.5%
Mitsubishi UFJ Financial Group, Inc.
2.623% due 07/18/2022		$500	519
2.950% due 03/01/2021		200	202
Mitsubishi UFJ Lease & Finance Co. Ltd. 2.250% due 09/07/2021		500	507
Mizuho Financial Group, Inc.
0.880% (US0003M + 0.630%) due 05/25/2024 ~		200	200
2.721% due 07/16/2023 •		700	725
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		200	201
ORIX Corp. 3.250% due 12/04/2024		100	108
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	200	240
			2,702
SOVEREIGN ISSUES 3.3%
Development Bank of Japan, Inc. 3.125% due 09/06/2023		$500	539
Japan Bank for International Cooperation
1.750% due 10/17/2024		600	629
3.250% due 07/20/2023		300	324
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		400	399
Japan Government International Bond
0.100% due 03/10/2028	JPY	171,520	1,625
0.100% due 03/20/2030		60,000	575
0.500% due 03/20/2049		140,000	1,305
0.700% due 12/20/2048		10,000	98
Tokyo Metropolitan Government 2.000% due 05/17/2021		$500	504
			5,998
Total Japan (Cost $8,439)			8,700
KUWAIT 1.0%
SOVEREIGN ISSUES 1.0%
Kuwait International Government Bond 3.500% due 03/20/2027		$1,600	1,804
Total Kuwait (Cost $1,589)			1,804
LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond 6.125% due 03/09/2021		$100	103

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Total Lithuania (Cost $101)			103
LUXEMBOURG 0.4%
CORPORATE BONDS & NOTES 0.4%
Emerald Bay S.A. 0.000% due 10/08/2020 (c)	EUR	541	632
Total Luxembourg (Cost $639)			632
MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd. 3.500% due 04/21/2030		$200	224
Total Malaysia (Cost $198)			224
MEXICO 0.0%
CORPORATE BONDS & NOTES 0.0%
Petroleos Mexicanos 6.750% due 09/21/2047		$100	77
Total Mexico (Cost $84)			77
NETHERLANDS 2.6%
ASSET-BACKED SECURITIES 0.8%
Accunia European CLO BV 0.950% due 07/15/2030 •	EUR	250	292
Babson Euro CLO BV 0.367% due 10/25/2029 •		436	507
Dryden Euro CLO BV 0.880% due 01/15/2030 •		400	469
Penta CLO BV 0.790% due 08/04/2028 •		220	257
			1,525
CORPORATE BONDS & NOTES 1.7%
Cooperatieve Rabobank UA
1.093% (US0003M + 0.860%) due 09/26/2023 ~		$500	507
3.875% due 09/26/2023		600	657
6.625% due 06/29/2021 •(f)(g)	EUR	200	242
Enel Finance International NV 2.650% due 09/10/2024		$200	212
ING Groep NV 1.234% (US0003M + 1.000%) due 10/02/2023 ~		700	709
JT International Financial Services BV 3.500% due 09/28/2023		500	541
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		200	203
			3,071
		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (d)(f)		100,000	140
Total Netherlands (Cost $4,541)			4,736
		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 1.1%
SOVEREIGN ISSUES 1.1%
New Zealand Government International Bond
2.750% due 04/15/2037	NZD	800	680
4.500% due 04/15/2027		1,600	1,356

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Total New Zealand (Cost $1,966)			2,036
NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Norway Government International Bond 3.750% due 05/25/2021	NOK	1,600	176
Total Norway (Cost $217)			176
PERU 1.7%
SOVEREIGN ISSUES 1.7%
Peru Government International Bond
5.350% due 08/12/2040	PEN	300	83
5.940% due 02/12/2029		4,100	1,337
6.350% due 08/12/2028		5,100	1,708
Total Peru (Cost $2,910)			3,128
QATAR 1.7%
SOVEREIGN ISSUES 1.7%
Qatar Government International Bond
3.875% due 04/23/2023		$1,100	1,183
4.000% due 03/14/2029		600	703
4.400% due 04/16/2050		200	258
4.500% due 04/23/2028		800	958
Total Qatar (Cost $2,699)			3,102
SAUDI ARABIA 2.7%
SOVEREIGN ISSUES 2.7%
Saudi Government International Bond
2.375% due 10/26/2021		$800	815
2.875% due 03/04/2023		200	209
3.250% due 10/26/2026		300	327
3.625% due 03/04/2028		2,100	2,331
4.000% due 04/17/2025		800	890
4.375% due 04/16/2029		200	235
Total Saudi Arabia (Cost $4,608)			4,807
SINGAPORE 0.2%
CORPORATE BONDS & NOTES 0.2%
BOC Aviation Ltd. 3.500% due 09/18/2027		$200	213
DBS Bank Ltd. 3.300% due 11/27/2021		200	207
Total Singapore (Cost $400)			420
SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank 2.125% due 10/21/2020		$200	200
Total South Korea (Cost $200)			200
SPAIN 5.4%
SOVEREIGN ISSUES 5.4%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	100	152
Spain Government International Bond
0.250% due 07/30/2024		400	480
1.250% due 10/31/2030		2,200	2,836
1.400% due 07/30/2028		2,700	3,507
1.450% due 04/30/2029		1,300	1,700
1.850% due 07/30/2035		700	971
2.150% due 10/31/2025		20	26

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Total Spain (Cost $8,800)			9,672
SUPRANATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
European Investment Bank 0.500% due 07/21/2023	AUD	600	430
Total Supranational (Cost $481)			430
SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
Credit Suisse AG
2.100% due 11/12/2021		$500	510
6.500% due 08/08/2023 (g)		400	454
UBS AG 7.625% due 08/17/2022 (g)		750	835
Total Switzerland (Cost $1,736)			1,799
UNITED ARAB EMIRATES 0.4%
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		$500	557
3.875% due 04/16/2050		200	245
Total United Arab Emirates (Cost $690)			802
UNITED KINGDOM 11.3%
CORPORATE BONDS & NOTES 6.1%
Barclays Bank PLC
7.625% due 11/21/2022 (g)		$500	550
10.000% due 05/21/2021	GBP	100	136
Barclays PLC
4.338% due 05/16/2024 •		$400	430
4.836% due 05/09/2028		400	430
4.972% due 05/16/2029 •		400	468
5.200% due 05/12/2026		200	222
6.125% due 12/15/2025 •(f)(g)		300	305
8.000% due 12/15/2020 •(f)(g)	EUR	700	830
HSBC Holdings PLC
3.803% due 03/11/2025 •		$200	216
3.973% due 05/22/2030 •		300	336
4.041% due 03/13/2028 •		200	221
6.750% due 09/11/2028	GBP	200	336
Lloyds Bank Corporate Markets PLC 1.750% due 07/11/2024		200	264
Lloyds Bank PLC 4.875% due 03/30/2027		600	984
Lloyds Banking Group PLC
4.650% due 03/24/2026		$400	446
7.875% due 06/27/2029 •(f)(g)	GBP	200	298
Nationwide Building Society
1.700% due 02/13/2023		$500	515
2.000% due 01/27/2023		400	412
Natwest Group PLC
2.500% due 03/22/2023	EUR	500	616
4.892% due 05/18/2029 •		$400	466
Natwest Markets PLC 0.625% due 03/02/2022	EUR	100	118
RAC Bond Co. PLC 4.870% due 05/06/2046	GBP	200	263
Reckitt Benckiser Treasury Services PLC 0.783% (US0003M + 0.560%) due 06/24/2022 ~		$300	301
Santander UK Group Holdings PLC
3.571% due 01/10/2023		200	206
6.750% due 06/24/2024 •(f)(g)	GBP	400	544
7.375% due 06/24/2022 •(f)(g)		200	270
Tesco PLC 6.125% due 02/24/2022		83	115
Tesco Property Finance PLC 5.801% due 10/13/2040		146	253

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Virgin Media Secured Finance PLC 5.000% due 04/15/2027		300	406
			10,957
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.8%
Avon Finance PLC 0.000% due 09/20/2048 •		300	386
Durham Mortgages B PLC 0.668% due 03/31/2054 •		314	403
Eurohome UK Mortgages PLC 0.209% due 06/15/2044 •		452	562
Eurosail PLC 1.010% due 06/13/2045 •		395	507
Finsbury Square PLC 1.010% due 09/12/2068 •		312	404
Hawksmoor Mortgages 1.112% due 05/25/2053 •		611	788
Lanark Master Issuer PLC 0.891% due 12/22/2069 •		280	363
Residential Mortgage Securities PLC
0.000% due 06/20/2070 •		300	390
1.007% due 12/20/2046 •		267	345
1.257% due 09/20/2065 •		310	400
Ripon Mortgages PLC 0.868% due 08/20/2056 •		1,005	1,295
Stanlington PLC 1.060% due 06/12/2046 •		554	713
Towd Point Mortgage Funding 0.965% due 07/20/2045 •		741	953
Towd Point Mortgage Funding PLC
0.965% due 07/20/2045 •		371	477
1.101% due 10/20/2051 •		457	592
			8,578
		SHARES
PREFERRED SECURITIES 0.2%
Nationwide Building Society 10.250% ~		1,360	287
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.2%
United Kingdom Gilt 0.625% due 10/22/2050	GBP	300	372
Total United Kingdom (Cost $20,230)			20,194
UNITED STATES 85.6%
ASSET-BACKED SECURITIES 7.1%
ACE Securities Corp. Home Equity Loan Trust 1.048% due 08/25/2035 •		$500	488
Amortizing Residential Collateral Trust 0.848% due 10/25/2031 •		1	1
Citigroup Mortgage Loan Trust, Inc. 0.808% due 07/25/2035 •		500	477
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		749	805
Countrywide Asset-Backed Certificates
0.368% due 06/25/2047 •		1,000	953
0.548% due 08/25/2034 •		120	115
Countrywide Asset-Backed Certificates Trust 0.888% due 08/25/2047 •		97	95
Credit-Based Asset Servicing & Securitization Trust 0.208% due 11/25/2036 •		17	10
EMC Mortgage Loan Trust 1.048% due 05/25/2043 •		4	4
GSAMP Trust 0.398% due 05/25/2046 •		500	469
Home Equity Mortgage Trust 6.000% due 01/25/2037 ^þ		156	87
JPMorgan Mortgage Acquisition Trust 0.428% due 03/25/2047 •		1,632	1,383
Morgan Stanley ABS Capital, Inc. Trust
0.258% due 03/25/2037 •		961	532
0.398% due 08/25/2036 •		2,257	1,429

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

New Century Home Equity Loan Trust 0.883% due 06/25/2035 •		461	458
NovaStar Mortgage Funding Trust
0.278% due 03/25/2037 •		735	547
0.688% due 05/25/2036 •		500	462
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		458	231
Securitized Asset-Backed Receivables LLC Trust 0.198% due 12/25/2036 •		6	4
SMB Private Education Loan Trust
0.000% due 07/15/2053 •		100	100
1.290% due 07/15/2053		400	401
Soundview Home Loan Trust 0.398% due 11/25/2036 •		600	558
Structured Asset Securities Corp. Mortgage Loan Trust 1.657% due 04/25/2035 •		5	5
Terwin Mortgage Trust 1.088% due 11/25/2033 •		12	11
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~		461	471
2.710% due 01/25/2060 ~		430	450
2.900% due 10/25/2059 ~		1,632	1,731
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		500	534
Washington Mutual Asset-Backed Certificates Trust 0.208% due 10/25/2036 •		36	19
			12,830
CORPORATE BONDS & NOTES 9.0%
AbbVie, Inc. 5.000% due 12/15/2021		200	209
American Tower Corp. 3.800% due 08/15/2029		400	459
Arrow Electronics, Inc. 3.500% due 04/01/2022		400	414
AT&T, Inc.
1.800% due 09/05/2026	EUR	500	631
3.100% due 02/01/2043		$100	98
3.300% due 02/01/2052		100	94
Bayer U.S. Finance LLC
1.260% (US0003M + 1.010%) due 12/15/2023 ~		300	303
4.250% due 12/15/2025		200	229
British Airways Pass-Through Trust 3.350% due 12/15/2030		98	82
Broadcom, Inc. 3.459% due 09/15/2026		400	439
Campbell Soup Co.
3.300% due 03/15/2021		100	101
3.650% due 03/15/2023		29	31
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		100	107
Charter Communications Operating LLC
4.464% due 07/23/2022		900	953
6.384% due 10/23/2035		600	820
Comcast Corp. 0.626% (US0003M + 0.330%) due 10/01/2020 ~		200	200
Constellation Brands, Inc. 2.650% due 11/07/2022		500	518
CVS Health Corp. 3.700% due 03/09/2023		44	47
Dominion Energy Gas Holdings LLC 0.850% (US0003M + 0.600%) due 06/15/2021 ~		200	201
EPR Properties 4.500% due 06/01/2027		300	277
Equifax, Inc. 1.150% (US0003M + 0.870%) due 08/15/2021 ~		100	100
ERAC USA Finance LLC 5.250% due 10/01/2020		500	500
Fidelity National Information Services, Inc. 0.750% due 05/21/2023	EUR	100	119
Fiserv, Inc. 3.200% due 07/01/2026		$500	556
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	100	115
0.000% due 12/01/2021 •		800	907
GLP Capital LP 5.300% due 01/15/2029		$400	447
Harley-Davidson Financial Services, Inc. 1.181% (US0003M + 0.940%) due 03/02/2021 ~		200	200
McDonald's Corp. 0.677% (US0003M + 0.430%) due 10/28/2021 ~		100	100
Molson Coors Brewing Co. 2.100% due 07/15/2021		300	304
Morgan Stanley 0.833% (CDOR03 + 0.300%) due 02/03/2023 ~(h)	CAD	900	670

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	400	516
MUFG Union Bank N.A. 0.791% (SOFRRATE + 0.710%) due 12/09/2022 ~		$250	251
National Rural Utilities Cooperative Finance Corp. 2.300% due 09/15/2022		400	414
New York Life Global Funding 2.250% due 07/12/2022		500	517
NextEra Energy Capital Holdings, Inc. 1.950% due 09/01/2022		300	309
Pacific Gas & Electric Co.
3.500% due 06/15/2025		100	105
4.000% due 12/01/2046		100	94
Sempra Energy 0.700% (US0003M + 0.450%) due 03/15/2021 ~		200	200
Spirit AeroSystems, Inc.
1.050% (US0003M + 0.800%) due 06/15/2021 ~		100	95
3.950% due 06/15/2023		400	356
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		150	152
4.738% due 09/20/2029		200	217
Textron, Inc. 0.793% (US0003M + 0.550%) due 11/10/2020 ~		400	400
Volkswagen Group of America Finance LLC
1.197% (US0003M + 0.940%) due 11/12/2021 ~		300	302
3.750% due 05/13/2030		200	225
Wells Fargo & Co. 1.374% (US0003M + 1.110%) due 01/24/2023 ~		600	605
Wells Fargo Bank N.A. 3.550% due 08/14/2023		500	542
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		400	414
3.375% due 11/30/2021		300	308
			16,253
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~		230	221
NON-AGENCY MORTGAGE-BACKED SECURITIES 6.6%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		500	501
Adjustable Rate Mortgage Trust 3.822% due 09/25/2035 ^~		7	7
American Home Mortgage Assets Trust
0.338% due 05/25/2046 ^•		176	151
0.358% due 10/25/2046 •		325	217
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^		481	499
Banc of America Funding Trust
3.863% due 10/20/2046 ^~		67	56
3.895% due 02/20/2036 ~		86	83
5.500% due 01/25/2036		153	141
BCAP LLC Trust
0.318% due 01/25/2037 ^•		152	159
5.250% due 04/26/2037		511	392
Bear Stearns Adjustable Rate Mortgage Trust
3.117% due 05/25/2034 ~		5	5
3.171% due 08/25/2033 ~		4	4
3.186% due 10/25/2033 ~		3	3
3.429% due 11/25/2034 ~		2	2
3.808% due 05/25/2034 ~		10	10
3.874% due 05/25/2047 ^~		134	129
Bear Stearns ALT-A Trust
3.251% due 09/25/2035 ^~		73	58
3.535% due 08/25/2036 ^~		131	87
3.594% due 11/25/2035 ^~		82	74
Bear Stearns Structured Products, Inc. Trust 6.765% due 12/26/2046 ^~		59	52
Chase Mortgage Finance Trust 3.106% due 07/25/2037 ~		18	16
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.328% due 07/25/2036 •		419	393
Citigroup Mortgage Loan Trust 3.880% due 10/25/2035 ^•		245	246
Citigroup Mortgage Loan Trust, Inc. 2.290% due 09/25/2035 •		9	9
Countrywide Alternative Loan Trust
0.318% due 01/25/2037 ^•		44	48
0.351% due 12/20/2046 ^•		255	212
0.366% due 03/20/2046 •		80	68
0.366% due 07/20/2046 ^•		167	127
0.428% due 02/25/2037 •		93	82
0.498% due 05/25/2037 ^•		43	14

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

2.519% due 11/25/2035 •	17	16
3.059% due 11/25/2035 •	17	16
3.592% due 11/25/2035 ^~	151	129
5.250% due 06/25/2035 ^	12	11
6.000% due 04/25/2037 ^	46	30
6.250% due 08/25/2037 ^	23	18
6.500% due 06/25/2036 ^	113	87
Countrywide Home Loan Mortgage Pass-Through Trust
0.418% due 04/25/2046 •	1,033	402
0.608% due 05/25/2035 •	43	37
0.728% due 04/25/2035 •	8	7
0.748% due 03/25/2035 •	413	341
0.768% due 02/25/2035 •	360	331
0.788% due 03/25/2035 •	46	41
0.808% due 02/25/2035 •	4	4
0.908% due 09/25/2034 •	3	3
3.020% due 08/25/2034 ^~	1	1
3.024% due 05/25/2047 ~	71	63
3.735% due 11/25/2034 ~	8	8
3.793% due 02/20/2036 ^•	229	222
5.500% due 10/25/2035	52	43
Credit Suisse Mortgage Capital Trust
3.050% due 10/27/2059 ~	482	485
6.500% due 07/26/2036 ^	107	46
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.886% due 10/25/2036 ^þ	149	144
GreenPoint Mortgage Funding Trust 0.688% due 11/25/2045 •	7	6
GSR Mortgage Loan Trust
2.904% due 06/25/2034 ~	2	2
2.930% due 03/25/2033 •	4	4
3.681% due 09/25/2035 ~	56	57
HarborView Mortgage Loan Trust 1.869% due 12/19/2036 ^•	93	86
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	386	390
IndyMac Mortgage Loan Trust 3.177% due 09/25/2035 ^~	120	115
JPMorgan Mortgage Trust
2.999% due 11/25/2033 ~	3	3
3.358% due 02/25/2035 ~	2	2
3.629% due 01/25/2037 ^~	125	115
Luminent Mortgage Trust 0.388% due 04/25/2036 •	273	236
Manhattan West 2.130% due 09/10/2039	400	417
MASTR Adjustable Rate Mortgages Trust 3.185% due 05/25/2034 ~	319	325
MASTR Alternative Loan Trust 0.548% due 03/25/2036 ^•	44	3
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.592% due 12/15/2030 •	3	3
Merrill Lynch Mortgage Investors Trust
0.358% due 02/25/2036 •	45	44
2.715% due 02/25/2036 ~	15	15
2.731% due 02/25/2033 ~	5	5
Merrill Lynch Mortgage-Backed Securities Trust 3.614% due 04/25/2037 ^~	5	5
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	463	490
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	535	563
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.611% due 10/25/2035 ~	8	8
OBX Trust 0.798% due 06/25/2057 •	200	200
Residential Accredit Loans, Inc. Trust
0.358% due 04/25/2046 •	136	54
6.000% due 12/25/2036 ^	234	228
Residential Funding Mortgage Securities, Inc. Trust 5.500% due 11/25/2035 ^	59	57
Structured Adjustable Rate Mortgage Loan Trust
3.127% due 09/25/2034 ~	2	2
3.170% due 02/25/2034 ~	5	5
3.345% due 04/25/2034 ~	10	9
Structured Asset Mortgage Investments Trust
0.338% due 07/25/2046 ^•	261	207
0.358% due 05/25/2036 •	57	52
0.368% due 05/25/2036 •	232	195
0.368% due 09/25/2047 •	246	216
0.406% due 07/19/2035 •	83	79
0.428% due 02/25/2036 ^•	321	300
0.736% due 07/19/2034 •	1	1
0.856% due 03/19/2034 •	2	2
Structured Asset Securities Corp. 0.428% due 01/25/2036 •	87	78

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

SunTrust Alternative Loan Trust 0.798% due 12/25/2035 ^•	460	379
WaMu Mortgage Pass-Through Certificates Trust
0.418% due 12/25/2045 •	21	21
0.458% due 01/25/2045 •	3	3
0.788% due 01/25/2045 •	3	3
1.719% due 02/25/2047 ^•	212	195
2.182% due 07/25/2046 •	132	124
2.419% due 08/25/2042 •	2	2
3.072% due 09/25/2036 ~	51	48
3.083% due 01/25/2037 ^~	16	15
3.163% due 06/25/2037 ^~	40	35
3.353% due 12/25/2036 ^~	22	22
3.371% due 12/25/2036 ^~	3	3
3.748% due 06/25/2033 ~	3	3
3.833% due 03/25/2034 ~	12	13
3.845% due 02/25/2033 ~	38	38
Washington Mutual Mortgage Pass-Through Certificates Trust 1.959% due 07/25/2046 ^•	41	28
		11,841
	SHARES
PREFERRED SECURITIES 0.4%
AT&T, Inc. 2.875% due 03/02/2025 •(f)	200,000	227
Bank of America Corp. 5.875% due 03/15/2028 •(f)	300,000	324
Charles Schwab Corp. 5.375% due 06/01/2025 •(f)	200	217
		768
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 58.2%
Fannie Mae
0.268% due 03/25/2034 •	$2	2
0.298% due 08/25/2034 •	1	1
0.548% due 06/25/2036 •	14	14
2.910% due 10/01/2034 •	1	1
3.366% due 11/01/2034 •	14	15
3.500% due 01/01/2059	604	667
3.519% due 12/01/2034 •	2	2
6.000% due 07/25/2044	14	16
Freddie Mac
0.288% due 09/25/2031 •	11	11
0.506% due 01/15/2038 •	188	188
2.219% due 10/25/2044 •	22	23
3.000% due 03/01/2045	446	470
3.117% due 01/15/2038 ~(a)	188	11
3.452% due 02/01/2029 •	1	1
3.669% due 04/01/2037 •	14	14
6.000% due 04/15/2036	173	207
Ginnie Mae
3.000% due 07/20/2046	43	44
3.125% (H15T1Y + 1.500%) due 11/20/2024 ~	1	1
6.000% due 09/20/2038	2	2
Ginnie Mae, TBA 2.000% due 12/01/2050	3,000	3,105
Uniform Mortgage-Backed Security
3.000% due 08/01/2042 - 10/01/2049	548	589
3.500% due 10/01/2034 - 07/01/2050	896	961
4.000% due 06/01/2050	403	434
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050	24,600	25,326
2.500% due 11/01/2050 - 12/01/2050	23,900	25,016
3.500% due 10/01/2050 - 11/01/2050	14,200	14,985
4.000% due 11/01/2050	30,800	32,881
		104,987
U.S. TREASURY OBLIGATIONS 4.2%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022 (l)	1,278	1,301
0.125% due 07/15/2030 (n)	202	225
0.250% due 02/15/2050 (n)	101	119
0.500% due 01/15/2028 (l)(n)	2,100	2,358
1.750% due 01/15/2028 (l)	2,473	3,013
3.875% due 04/15/2029 (n)	252	362

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

U.S. Treasury Notes
2.625% due 06/15/2021 (n)	200	204
		7,582
Total United States (Cost $151,113)		154,482
SHORT-TERM INSTRUMENTS 1.0%
REPURCHASE AGREEMENTS (i) 1.0%		1,740
Total Short-Term Instruments (Cost $1,750)		1,740
Total Investments in Securities (Cost $264,977)		275,312
	SHARES
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short Asset Portfolio	377,167	3,776
PIMCO Short-Term Floating NAV Portfolio III	345,783	3,410
Total Short-Term Instruments (Cost $7,166)		7,186
Total Investments in Affiliates (Cost $7,166)		7,186
Total Investments 156.6% (Cost $272,143)		$282,498
Financial Derivative Instruments (k)(m) (0.5)%(Cost or Premiums, net $426)		(932)
Other Assets and Liabilities, net (56.1)%		(101,197)
Net Assets 100.0%		$180,369

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	0.833%	02/03/2023	01/30/2020	$682	$670	0.37%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
BPS	0.730%	01/22/2020	TBD(2)	GBP	916	United Kingdom Gilt 1.750% due 01/22/2049	$(1,292)	$1,182	$1,188
FICC	0.000	09/30/2020	10/01/2020	$558	U.S. Treasury Notes 1.750% due 07/31/2021	(569)	558	558
Total Repurchase Agreements	$(1,861)	$1,740	$1,746
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements
JML	(0.490)%	08/20/2020	11/19/2020	EUR	(3,426)	$(4,014)
Total Reverse Repurchase Agreements	$(4,014)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)
Canada (0.5)%
Sovereign Issues (0.5)%
Canada Government International Bond	2.750%	12/01/2048	CAD	800	$(855)	$(851)
United Kingdom (0.7)%
Sovereign Issues (0.7)%
United Kingdom Gilt	1.750%	01/22/2049	GBP	800	(1,160)	(1,297)
United States (8.1)%
U.S. Government Agencies (8.1)%
Uniform Mortgage-Backed Security, TBA	3.000%	11/01/2050	$13,900	(14,599)	(14,565)
Uniform Mortgage-Backed Security, TBA	3.500	10/01/2035	100	(106)	(106)
Total United States	(14,705)	(14,671)
Total Short Sales (9.3)%	$(16,720)	$(16,819)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

(j)	Securities with an aggregate market value of $4,050 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(7,840) at a weighted average interest rate of (0.104%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Payable for short sales includes $12 of accrued interest.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME 90-Day Eurodollar June 2022 Futures	$99.750	06/13/2022	13	$33	$0	$4
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	7	18	0	2
Call - MSE Canada Government 10-Year Bond December 2020 Futures	CAD	189.000	11/20/2020	63	63	1	0
Total Purchased Options	$1	$6
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2020	23	$2,461	$16	$0	$(3)
Call Options Strike @ EUR 117.000 on Euro-Schatz December 2020 Futures (1)	11/2020	84	0	0	0	0
Call Options Strike @ EUR 190.000 on Euro-OAT France Government 10-Year Bond December 2020 Futures (1)	11/2020	119	1	0	0	0
Call Options Strike @ EUR 210.000 on Euro-Bund December 2020 Futures (1)	11/2020	134	2	0	0	0
Call Options Strike @ GBP 180.000 on United Kingdom Gilt December 2020 Futures (1)	11/2020	110	0	(2)	0	0
Call Options Strike @ GBP 185.000 on United Kingdom Gilt December 2020 Futures (1)	11/2020	3	0	0	0	0
Euro-Bobl December Futures	12/2020	144	22,821	31	10	(18)
Euro-BTP Italy Government Bond December Futures	12/2020	52	8,998	143	33	(31)
Euro-Buxl 30-Year Bond December Futures	12/2020	5	1,305	50	7	(7)
Japan Government 10-Year Bond December Futures	12/2020	3	4,327	10	1	0
Put Options Strike @ EUR 129.750 on Euro-Bobl November 2020 Futures (1)	10/2020	144	1	0	0	0
Put Options Strike @ EUR 80.000 on Euro-BTP Italy Government Bond December 2020 Futures (1)	11/2020	87	1	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2020	135	17,014	15	0	(14)
$263	$51	$(73)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Bond December Futures	12/2020	11	$(924)	$(1)	$0	$0
Canada Government 10-Year Bond December Futures	12/2020	63	(7,183)	2	21	(10)
Euro-Bund 10-Year Bond December Futures	12/2020	111	(22,712)	(73)	46	(33)
Euro-OAT France Government 10-Year Bond December Futures	12/2020	119	(23,516)	(104)	64	(43)
Euro-Schatz December Futures	12/2020	83	(10,927)	(6)	1	0
U.S. Treasury 10-Year Note December Futures	12/2020	42	(5,860)	3	11	0
U.S. Treasury 30-Year Bond December Futures	12/2020	2	(353)	(3)	2	0
United Kingdom Long Gilt December Futures	12/2020	113	(19,846)	20	66	(34)
$(162)	$211	$(120)
Total Futures Contracts	$101	$262	$(193)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.066%	EUR	200	$(1)	$0	$(1)	$0	$0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.037	$700	(4)	3	(1)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.078	EUR	200	(1)	0	(1)	0	0
$(6)	$3	$(3)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.207%	EUR	100	$0	$0	$0	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	4.761	200	(24)	(5)	(29)	0	(1)
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.709	200	5	(1)	4	1	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.693	400	5	2	7	0	0
$(14)	$(4)	$(18)	$1	$(1)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$1,196	$(53)	$(7)	$(60)	$0	$(3)
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	600	(25)	0	(25)	1	0
CDX.IG-34 10-Year Index	(1.000)	Quarterly	06/20/2030	9,000	51	80	131	0	(22)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	1,400	(5)	6	1	0	(2)
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	EUR	500	3	(2)	1	0	0
iTraxx Europe Main 33 10-Year Index	(1.000)	Quarterly	06/20/2030	1,400	(11)	14	3	0	(2)
$(40)	$91	$51	$1	$(29)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$200	$(14)	$2	$(12)	$0	$0
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$41,600	$(1)	$(7)	$(8)	$0	$(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	12,800	0	(1)	(1)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	2,900	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	2,000	0	1	1	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	10,400	1	(2)	(1)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	6,300	0	3	3	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	1,400	0	1	1	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	4,400	1	2	3	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%		Quarterly	09/27/2024		1,100	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%		Quarterly	10/04/2024		3,300	0	1	1	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%		Quarterly	05/23/2029		1,100	0	2	2	0	0
							$1	$0	$1	$0	$(2)
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	12/16/2022	GBP	6,300	$55	$(3)	$52	$0	$(3)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2025		600	17	3	20	0	(1)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2030		9,600	420	15	435	0	(26)
Receive(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2050		700	(82)	29	(53)	6	0
Receive	1-Year BRL-CDI	6.295	Maturity	01/02/2025	BRL	400	3	(4)	(1)	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	CAD	1,100	(9)	41	32	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		400	39	1	40	0	(1)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		3,700	1	184	185	0	(2)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		5,600	85	267	352	0	(4)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		3,000	(60)	164	104	0	(2)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		600	8	134	142	0	(1)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		400	0	80	80	0	(1)
Pay	3-Month CHF-LIBOR	0.500	Annual	09/16/2025	CHF	1,900	6	5	11	0	0
Receive	3-Month CNY-CNREPOFIX	2.180	Quarterly	09/16/2025	CNY	21,000	(44)	44	0	1	(1)
Receive	3-Month NZD-BBR	0.501	Semi-Annual	04/15/2027	NZD	1,800	2	(23)	(21)	3	0
Receive	3-Month NZD-BBR	0.870	Semi-Annual	04/15/2037		850	(1)	(2)	(3)	4	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		$2,200	(41)	(3)	(44)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		10,800	(151)	(227)	(378)	0	(1)
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		4,300	(93)	7	(86)	0	(1)
Receive	3-Month USD-LIBOR	1.570	Semi-Annual	02/27/2022		1,900	(42)	3	(39)	0	0
Pay(7)	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		700	7	0	7	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		3,600	0	(115)	(115)	1	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		2,900	(61)	(93)	(154)	1	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		3,150	0	(95)	(95)	2	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		3,900	0	(111)	(111)	2	0
Receive(7)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		2,100	(62)	(4)	(66)	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		1,900	(97)	(7)	(104)	1	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		16,500	1,590	53	1,643	0	(8)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		3,100	(133)	(11)	(144)	2	0
Receive(7)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		9,300	(300)	12	(288)	10	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		3,000	(85)	(385)	(470)	5	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,600	369	16	385	0	(5)
Pay(7)	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		4,500	(36)	(6)	(42)	0	(10)
Receive(7)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		9,700	(284)	45	(239)	28	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		1,100	(130)	21	(109)	15	0
Receive(7)	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		100	(11)	8	(3)	1	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,100	33	5	38	1	0
Pay	6-Month CHF-LIBOR	0.620	Annual	03/18/2025	CHF	1,500	9	(14)	(5)	0	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026		600	19	4	23	0	0
Receive(7)	6-Month EUR-EURIBOR	0.300	Annual	12/15/2022	EUR	46,200	(71)	(136)	(207)	0	(2)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	12/15/2025		21,900	198	157	355	0	0
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		1,200	40	68	108	0	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030		22,100	926	332	1,258	0	(2)
Receive(7)	6-Month EUR-EURIBOR	0.600	Annual	12/15/2050		5,900	(1,131)	(201)	(1,332)	6	0
Pay	6-Month GBP-LIBOR	0.371	Semi-Annual	12/07/2030	GBP	500	0	(1)	(1)	0	(1)
Receive	6-Month GBP-LIBOR	0.500	Semi-Annual	06/17/2050		300	7	0	7	2	0
Receive	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	730,000	(67)	(62)	(129)	0	(4)
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		530,000	10	(197)	(187)	0	(6)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		120,000	(12)	70	58	2	0
Receive	6-Month NOK-NIBOR	1.993	Annual	11/12/2024	NOK	1,900	(12)	(3)	(15)	0	0
Receive	6-Month NOK-NIBOR	1.635	Annual	03/18/2025		2,300	0	(14)	(14)	0	0
Receive	UKRPI	3.257	Maturity	02/15/2025	GBP	1,500	0	(9)	(9)	0	(1)
Receive	UKRPI	3.258	Maturity	02/15/2025		1,300	0	(8)	(8)	0	(1)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Receive	UKRPI	3.262	Maturity	02/15/2025	1,000	0	(6)	(6)	0	(1)
Receive	UKRPI	3.334	Maturity	08/15/2025	400	(1)	6	5	0	0
Pay	UKRPI	3.386	Maturity	01/15/2030	300	0	0	0	0	(1)
Pay	UKRPI	3.436	Maturity	02/15/2030	200	0	1	1	0	(1)
Pay	UKRPI	3.450	Maturity	02/15/2030	1,000	0	7	7	0	(3)
Pay	UKRPI	3.453	Maturity	02/15/2030	1,800	0	13	13	0	0
Pay	UKRPI	3.475	Maturity	08/15/2030	400	0	(6)	(6)	0	(1)
$828	$49	$877	$94	$(91)
Total Swap Agreements	$755	$141	$896	$96	$(123)
(l)

Securities with an aggregate market value of $2,662 and cash of $2,234 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)	Future styled option.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
AZD	12/2020	HKD	591	$76	$0	$0
BOA	10/2020	CAD	2,280	1,704	0	(9)
10/2020	$3,797	DKK	24,272	26	0
10/2020	785	KRW	916,095	1	0
11/2020	EUR	934	$1,114	18	0
11/2020	GBP	160	206	0	0
11/2020	$1,704	CAD	2,280	9	0
11/2020	1,226	EUR	1,036	0	(10)
11/2020	17,669	JPY	1,884,684	210	0
11/2020	245	SEK	2,165	0	(4)
12/2020	CNH	67,990	$9,773	0	(205)
12/2020	DKK	24,272	3,801	0	(25)
12/2020	SGD	710	523	3	0
12/2020	$372	KRW	443,350	8	0
12/2020	1,200	SGD	1,632	0	(5)
BPS	11/2020	NOK	2,675	$305	18	0
11/2020	$9,978	CHF	9,057	0	(132)
11/2020	1,496	NZD	2,275	9	0
12/2020	HKD	182	$23	0	0
12/2020	SGD	912	663	0	(5)
12/2020	$607	CNH	4,164	4	0
12/2020	1,956	MYR	8,186	10	0
BRC	10/2020	MXN	7,169	$329	6	0
11/2020	EUR	574	682	8	0
12/2020	$3,238	CNH	22,170	15	0
12/2020	112	MXN	2,544	2	0
CBK	10/2020	CAD	5,295	$3,958	0	(19)
10/2020	DKK	13,157	1,992	0	(80)
10/2020	PEN	4,017	1,134	19	0
10/2020	RUB	64,206	893	67	0
10/2020	$529	CAD	695	0	(7)
10/2020	2,636	DKK	16,803	10	0
11/2020	AUD	2,458	$1,792	31	0
11/2020	EUR	6,542	7,823	145	0
11/2020	GBP	713	936	16	0
11/2020	$3,959	CAD	5,295	19	0
11/2020	203	GBP	154	0	(5)
11/2020	710	JPY	75,700	8	0
12/2020	DKK	16,803	$2,639	0	(10)
12/2020	PEN	3,305	925	8	0
12/2020	$409	CNH	2,782	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

	12/2020	ZAR	9,400		$549	0	(8)
	03/2021	PEN	2,722		760	6	0
DUB	12/2020		541		153	3	0
GLM	10/2020	MXN	5,781		268	7	0
	10/2020	NZD	391		258	0	(1)
	10/2020		$653	TWD	18,839	0	(1)
	11/2020	RON	9		$2	0	0
	11/2020		$239	NOK	2,165	0	(7)
	12/2020	DKK	3,681		$579	0	(1)
	12/2020	TWD	39,900		1,390	3	(5)
	12/2020		$246	CNH	1,672	0	0
HUS	10/2020	KRW	213,122		$183	0	0
	10/2020	MXN	75,353		3,521	121	0
	10/2020		$4,306	CAD	5,674	1	(46)
	10/2020		3,003	NZD	4,441	0	(65)
	10/2020		1,132	PEN	4,017	0	(17)
	10/2020		703	RUB	50,147	0	(58)
	11/2020	AUD	99		$71	0	0
	11/2020	EUR	777		915	4	(1)
	11/2020	GBP	3,588		4,692	62	0
	11/2020	PEN	866		247	6	0
	11/2020	SEK	2,225		257	8	0
	11/2020		$310	EUR	260	0	(4)
	11/2020		1,604	GBP	1,216	0	(35)
	11/2020		1,253	JPY	132,800	7	0
	12/2020	CNY	8,209		$1,172	0	(33)
	12/2020	KRW	443,350		372	0	(8)
	12/2020		$95	DKK	605	0	0
	12/2020		119	IDR	1,786,309	0	0
	12/2020		560	KRW	664,635	10	0
	12/2020		549	ZAR	9,400	7	0
	01/2021	PEN	1,213		$342	5	0
	03/2021		2,804		788	11	0
	03/2021		$3,465	MXN	75,353	0	(118)
JPM	10/2020	DKK	6,094		$925	0	(35)
	10/2020	KRW	277,151		238	0	0
	10/2020		$302	CAD	403	1	0
	10/2020		1,478	DKK	9,330	7	(15)
	10/2020		3,628	MXN	82,522	96	0
	10/2020		184	RUB	13,575	0	(9)
	11/2020	NOK	26,400		$3,025	195	0
	11/2020	RON	14		3	0	0
	12/2020	CNH	3,199		469	0	0
	12/2020	ILS	3,226		938	0	(5)
MYI	10/2020	BRL	530		95	0	0
	10/2020	DKK	27,788		4,206	1	(170)
	10/2020	NZD	2,151		1,446	23	0
	10/2020		$94	BRL	530	0	0
	10/2020		2,201	CAD	2,904	0	(21)
	11/2020	AUD	213		$150	0	(3)
	11/2020		$6,489	AUD	9,057	0	(1)
	11/2020		156	EUR	132	0	(1)
	11/2020		10,407	SEK	90,175	0	(333)
	06/2021		15	EUR	12	0	(1)
SCX	10/2020	TWD	18,839		$649	0	(3)
	10/2020		$253	NZD	376	0	(4)
	11/2020	JPY	452,700		$4,265	0	(30)
	11/2020	RON	3		1	0	0
	11/2020		$1,064	AUD	1,451	0	(24)
	11/2020		4,129	EUR	3,479	0	(46)
	11/2020		374	SEK	3,245	0	(11)
	12/2020	MYR	8,338		$1,979	0	(24)
	12/2020		$2,475	IDR	37,154,927	3	0
	12/2020		564	KRW	663,828	5	0
	02/2021		595	ILS	2,043	3	0
SOG	10/2020	DKK	7,185		$1,085	0	(47)
SSB	10/2020	CAD	4,403		3,286	0	(20)
	10/2020		$95	BRL	530	0	(1)
	11/2020	BRL	530		$95	1	0
	11/2020		$3,286	CAD	4,402	20	0
	11/2020		199	SEK	1,725	0	(7)
	12/2020		218	KRW	259,660	5	0
TOR	10/2020		2,068	CAD	2,705	0	(37)
UAG	11/2020	AUD	6,211		$4,390	0	(59)
	11/2020	EUR	2,093		2,480	24	0
	11/2020		$213	CHF	193	0	(3)
	11/2020		862	JPY	91,200	4	0
	11/2020		8,617	NOK	76,560	0	(409)
	12/2020	KRW	218,037		$186	0	(1)

Total Forward Foreign Currency Contracts						$1,319	$(2,244)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC CAD versus JPY	JPY	77.000	02/25/2021	1,784	$18	$19
GLM	Call - OTC USD versus NOK	NOK	12.250	10/22/2020	8,500	1	0
HUS	Call - OTC USD versus CAD	CAD	1.510	11/13/2020	7,900	1	1
Call - OTC USD versus CHF	CHF	1.020	10/22/2020	9,900	1	0
Call - OTC USD versus JPY	JPY	111.000	10/13/2020	11,300	1	0
JPM	Put - OTC AUD versus USD	$0.630	10/13/2020	6,800	1	0
Call - OTC USD versus CAD	CAD	1.450	10/13/2020	2,000	0	0
Call - OTC USD versus CHF	CHF	1.010	10/13/2020	300	0	0
Call - OTC USD versus SEK	SEK	10.500	10/13/2020	10,600	1	0
$24	$20
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	900	$37	$11
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	400	16	5
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	1,100	81	27
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	900	67	21
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	700	28	9
$229	$73
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 3.500% due 11/01/2050	$64.000	11/05/2020	12,200	$0	$0
Total Purchased Options	$253	$93
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	10/21/2020	400	$0	$0
Put - OTC CDX.IG-34 5-Year Index	Sell	0.900	10/21/2020	1,300	(2)	(3)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	800	(2)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	11/18/2020	400	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	10/21/2020	100	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	800	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	400	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.925	10/21/2020	400	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	200	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	300	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	12/16/2020	700	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	300	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	12/16/2020	700	(1)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.950	12/16/2020	200	0	0
BPS	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	1,100	(2)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	0.950	11/18/2020	300	0	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	11/18/2020	200	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	12/16/2020	200	0	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	600	(2)	(4)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	10/21/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	300	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.525	10/21/2020	200	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.750	10/21/2020	200	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	10/21/2020	200	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	300	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	10/21/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	400	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	400	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	12/16/2020	200	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	200	0	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	12/16/2020	200	0	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	12/16/2020	200	(1)	0
BRC	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	400	(1)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	400	(1)	(1)
CBK	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	10/21/2020	400	0	0
DUB	Put - OTC CDX.IG-34 5-Year Index	Sell	1.050	11/18/2020	200	0	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	200	0	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	10/21/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	400	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	10/21/2020	200	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	300	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	400	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	1,000	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	1,000	(1)	(3)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	12/16/2020	300	(1)	(1)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	10/21/2020	400	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	400	0	(1)
Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	12/16/2020	300	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	12/16/2020	300	0	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	12/16/2020	300	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.525	10/21/2020	200	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	10/21/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	300	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	300	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	400	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	400	(1)	(1)
GST	Put - OTC CDX.HY-35 5-Year Index	Sell	98.000	11/18/2020	100	(1)	(1)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.575	10/21/2020	300	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	0.900	10/21/2020	300	0	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	11/18/2020	200	0	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	800	(2)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	12/16/2020	400	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	12/16/2020	300	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	10/21/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	200	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	10/21/2020	200	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	400	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	400	(1)	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	12/16/2020	300	(1)	(1)
JPM	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	200	0	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	400	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.525	10/21/2020	400	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	10/21/2020	400	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	400	(1)	0
MYC	Put - OTC CDX.IG-34 5-Year Index	Sell	0.950	12/16/2020	500	(1)	(2)
Call - OTC CDX.IG-35 5-Year Index	Buy	0.500	11/18/2020	400	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	12/16/2020	300	(1)	(1)
$(40)	$(42)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,150.000	10/28/2020	860	$(3)	$(3)
BRC	Call - OTC CAD versus JPY	JPY	82.500	02/25/2021	1,784	(19)	(9)
GLM	Put - OTC EUR versus USD	$1.093	01/29/2021	1,175	(15)	(2)
$(37)	$(14)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	7,500	$(37)	$0
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	3,400	(16)	0
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	9,200	(82)	(1)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	300	(13)	(9)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	100	(4)	(3)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	7,500	(67)	(1)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	5,900	(27)	0
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/17/2021	300	(10)	(9)
$(256)	$(23)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	3,250	$(3)	$(3)
	Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/08/2022	1,750	(2)	(1)
						$(5)	$(4)
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050		$99.484	11/05/2020	100	$(1)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050		102.141	11/05/2020	400	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050		102.219	11/05/2020	300	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 12/01/2050		99.219	12/07/2020	200	(1)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 12/01/2050		101.172	12/07/2020	400	(3)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		101.438	10/07/2020	200	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		101.953	10/07/2020	300	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		102.078	10/07/2020	200	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		102.141	10/07/2020	300	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		102.188	10/07/2020	300	(1)	0
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050		104.500	10/07/2020	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050		105.320	10/07/2020	300	0	0
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2050		102.156	11/12/2020	100	0	0
	Put - OTC Ginnie Mae, TBA 2.000% due 12/01/2050		102.188	12/14/2020	400	(2)	(2)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «		103.367	01/14/2021	200	(1)	(2)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «		103.594	01/14/2021	300	(1)	(1)
	Put - OTC Ginnie Mae, TBA 3.000% due 12/01/2050		104.000	12/14/2020	200	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050		99.938	11/05/2020	100	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		101.555	10/07/2020	900	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		101.602	10/07/2020	300	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		101.984	10/07/2020	200	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		102.293	10/07/2020	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		103.102	10/07/2020	300	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		103.602	10/07/2020	300	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		103.969	10/07/2020	100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050		101.922	11/05/2020	300	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050		102.375	11/05/2020	200	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050		103.375	11/05/2020	200	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050		103.922	11/05/2020	300	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050		101.938	12/07/2020	100	0	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050		102.094	12/07/2020	100	0	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050		103.938	12/07/2020	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050		104.094	12/07/2020	100	0	0
						$(33)	$(15)
Total Written Options						$(371)	$(98)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.052%	$100	$(3)	$1	$0	$(2)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	1,000	(36)	19	0	(17)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	800	(20)	1	0	(19)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.209	700	(17)	2	0	(15)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	800	(28)	15	0	(13)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	900	(23)	2	0	(21)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	400	(14)	7	0	(7)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.209	700	(14)	(1)	0	(15)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	700	(24)	12	0	(12)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	300	(7)	0	0	(7)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	400	(10)	1	0	(9)
$(196)	$59	$0	$(137)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	1.268%	$300	$(7)	$3	$0	$(4)
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	1.268	200	(5)	3	0	(2)
$(12)	$6	$0	$(6)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	1,500	$1,035	$0	$48	$48	$0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	1,400	966	(5)	49	44	0
$(5)	$97	$92	$0
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	3-Month ILS-TELBOR	0.520%	Annual	05/14/2027	ILS	600	$1	$0	$1	$0
Total Swap Agreements	$(212)	$162	$93	$(143)
(n)

Securities with an aggregate market value of $950 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$11	$0	$11
Sovereign Issues	0	31	0	31
Australia
Corporate Bonds & Notes	0	632	0	632
Non-Agency Mortgage-Backed Securities	0	188	0	188
Sovereign Issues	0	8,122	0	8,122
Brazil
Corporate Bonds & Notes	0	1,419	0	1,419
Canada
Corporate Bonds & Notes	0	968	0	968
Non-Agency Mortgage-Backed Securities	0	115	0	115
Sovereign Issues	0	252	0	252
Cayman Islands
Asset-Backed Securities	0	4,191	0	4,191
Corporate Bonds & Notes	0	1,839	0	1,839
China
Sovereign Issues	0	7,604	0	7,604
Denmark
Corporate Bonds & Notes	0	8,111	0	8,111
France
Corporate Bonds & Notes	0	915	0	915
Sovereign Issues	0	9,678	0	9,678
Germany
Corporate Bonds & Notes	0	3,269	0	3,269
Guernsey, Channel Islands
Corporate Bonds & Notes	0	770	0	770
India
Corporate Bonds & Notes	0	691	0	691
Ireland
Asset-Backed Securities	0	1,757	0	1,757
Israel
Sovereign Issues	0	846	0	846
Italy
Corporate Bonds & Notes	0	2,371	0	2,371
Sovereign Issues	0	2,268	0	2,268
Japan
Corporate Bonds & Notes	0	2,702	0	2,702
Sovereign Issues	0	5,998	0	5,998
Kuwait
Sovereign Issues	0	1,804	0	1,804
Lithuania
Sovereign Issues	0	103	0	103
Luxembourg
Corporate Bonds & Notes	0	632	0	632
Malaysia
Corporate Bonds & Notes	0	224	0	224
Mexico
Corporate Bonds & Notes	0	77	0	77
Netherlands
Asset-Backed Securities	0	1,525	0	1,525
Corporate Bonds & Notes	0	3,071	0	3,071
Preferred Securities	0	140	0	140
New Zealand
Sovereign Issues	0	2,036	0	2,036

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Norway
Sovereign Issues	0	176	0	176
Peru
Sovereign Issues	0	3,128	0	3,128
Qatar
Sovereign Issues	0	3,102	0	3,102
Saudi Arabia
Sovereign Issues	0	4,807	0	4,807
Singapore
Corporate Bonds & Notes	0	420	0	420
South Korea
Corporate Bonds & Notes	0	200	0	200
Spain
Sovereign Issues	0	9,672	0	9,672
Supranational
Corporate Bonds & Notes	0	430	0	430
Switzerland
Corporate Bonds & Notes	0	1,799	0	1,799
United Arab Emirates
Sovereign Issues	0	802	0	802
United Kingdom
Corporate Bonds & Notes	0	10,957	0	10,957
Non-Agency Mortgage-Backed Securities	0	8,578	0	8,578
Preferred Securities	0	287	0	287
Sovereign Issues	0	372	0	372
United States
Asset-Backed Securities	0	12,830	0	12,830
Corporate Bonds & Notes	0	16,253	0	16,253
Loan Participations and Assignments	0	221	0	221
Non-Agency Mortgage-Backed Securities	0	11,841	0	11,841
Preferred Securities	0	768	0	768
U.S. Government Agencies	0	104,987	0	104,987
U.S. Treasury Obligations	0	7,582	0	7,582
Short-Term Instruments
Repurchase Agreements	0	1,740	0	1,740
	$0	$275,312	$0	$275,312
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7,186	$0	$0	$7,186
Total Investments	$7,186	$275,312	$0	$282,498
Short Sales, at Value - Liabilities

Canada

Sovereign Issues	$0	$(851)	$0	$(851)
United Kingdom
Sovereign Issues	0	(1,297)	0	(1,297)

United States

U.S. Government Agencies	0	(14,671)	0	(14,671)
	$0	$(16,819)	$0	$(16,819)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	268	96	0	364
Over the counter	0	1,505	0	1,505
	$268	$1,601	$0	$1,869
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(193)	(123)	0	(316)
Over the counter	(1)	(2,481)	(3)	(2,485)
	$(194)	$(2,604)	$(3)	$(2,801)
Total Financial Derivative Instruments	$74	$(1,003)	$(3)	$(932)
Totals	$7,260	$257,490	$(3)	$264,747

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 160.1% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	830	$5
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond 31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		1,680	11
Autonomous City of Buenos Aires Argentina 34.633% (BADLARPP + 5.000%) due 01/23/2022 ~		200	2
Provincia de Buenos Aires 33.378% due 04/12/2025		340	2
			15
Total Argentina (Cost $109)			20
AUSTRALIA 4.1%
CORPORATE BONDS & NOTES 0.6%
Newcrest Finance Pty. Ltd. 3.250% due 05/13/2030		$100	109
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		400	433
			542
SOVEREIGN ISSUES 3.5%
Australia Government International Bond
0.500% due 09/21/2026	AUD	1,700	1,221
1.750% due 06/21/2051		300	217
3.000% due 03/21/2047		400	371
New South Wales Treasury Corp.
2.000% due 03/20/2031		200	153
3.000% due 02/20/2030		300	251
Northern Territory Treasury Corp. 2.000% due 04/21/2031		200	148
Queensland Treasury Corp.
1.750% due 08/21/2031		150	112
3.500% due 08/21/2030		300	262
South Australia Government Financing Authority 1.750% due 05/24/2032		100	73
Treasury Corp. of Victoria
1.500% due 11/20/2030		300	220
2.500% due 10/22/2029		50	40
4.250% due 12/20/2032		130	123
Western Australian Treasury Corp. 2.750% due 07/24/2029		50	41
			3,232
Total Australia (Cost $3,579)			3,774
BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.4%
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2020 (c)(f)		$101	0
Petrobras Global Finance BV 5.093% due 01/15/2030		341	359
Total Brazil (Cost $359)			359
CANADA 0.4%
CORPORATE BONDS & NOTES 0.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		90	86

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	122
			208
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust 3.072% due 08/12/2053	CAD	75	58
SOVEREIGN ISSUES 0.1%
Canada Government Real Return Bond 1.500% due 12/01/2044 (e)		119	126
Total Canada (Cost $377)			392
CAYMAN ISLANDS 3.1%
ASSET-BACKED SECURITIES 2.2%
B&M CLO Ltd. 1.001% due 04/16/2026 •		$13	13
Cent CLO Ltd. 1.345% due 10/15/2026 •		290	289
Evans Grove CLO Ltd. 1.176% due 05/28/2028 •		95	94
JMP Credit Advisors CLO Ltd. 1.123% due 01/17/2028 •		264	263
LCM LP 1.312% due 10/20/2027 •		300	298
Monarch Grove CLO 1.125% due 01/25/2028 •		253	250
Sudbury Mill CLO Ltd. 1.423% due 01/17/2026 •		136	136
TICP CLO Ltd. 1.112% due 04/20/2028 •		291	286
Venture CLO Ltd. 1.155% due 04/15/2027 •		96	95
Zais CLO Ltd. 1.425% due 04/15/2028 •		275	275
			1,999
CORPORATE BONDS & NOTES 0.7%
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		119	108
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		758	85
Sands China Ltd. 5.400% due 08/08/2028		200	223
Sunac China Holdings Ltd. 7.875% due 02/15/2022		200	203
			619
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
AREIT Trust 2.772% due 04/14/2037 •		200	203
Total Cayman Islands (Cost $3,270)			2,821
CHILE 0.2%
SOVEREIGN ISSUES 0.2%
Chile Government International Bond 2.450% due 01/31/2031		200	210
Total Chile (Cost $200)			210
CHINA 6.7%
SOVEREIGN ISSUES 6.7%
China Development Bank
3.050% due 08/25/2026	CNY	1,700	242
3.180% due 04/05/2026		3,500	504
3.430% due 01/14/2027		1,000	145
3.500% due 08/13/2026		2,000	293
3.680% due 02/26/2026		2,900	428
3.740% due 09/10/2025		1,600	237
3.800% due 01/25/2036		1,000	144
4.040% due 04/10/2027		8,200	1,231
4.040% due 07/06/2028		1,400	210
4.150% due 10/26/2025		400	60
4.240% due 08/24/2027		10,100	1,538
4.880% due 02/09/2028		3,600	568

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

China Government Bond
2.740% due 08/04/2026		700	101
2.850% due 06/04/2027		600	86
2.950% due 06/16/2023		300	44
3.220% due 12/06/2025		300	45
3.290% due 10/18/2023		900	134
3.820% due 11/02/2027		700	108
Total China (Cost $6,020)			6,118
DENMARK 4.6%
CORPORATE BONDS & NOTES 4.6%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	5,693	901
1.500% due 10/01/2050		846	137
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		5,296	835
1.500% due 10/01/2050		479	77
Nykredit Realkredit A/S
1.000% due 10/01/2050		10,871	1,712
1.500% due 10/01/2050		3,268	527
Total Denmark (Cost $3,921)			4,189
FRANCE 3.8%
CORPORATE BONDS & NOTES 1.3%
Altice France S.A. 7.375% due 05/01/2026		$300	315
BNP Paribas S.A.
1.904% due 09/30/2028 •		250	249
3.375% due 01/23/2026	GBP	100	142
Danone S.A. 3.000% due 06/15/2022		$200	208
Dexia Credit Local S.A. 1.625% due 10/16/2024		250	260
			1,174
SOVEREIGN ISSUES 2.5%
France Government International Bond
0.750% due 05/25/2052	EUR	100	128
1.500% due 05/25/2050		150	231
2.000% due 05/25/2048		900	1,519
3.250% due 05/25/2045		200	401
			2,279
Total France (Cost $2,785)			3,453
GERMANY 2.0%
CORPORATE BONDS & NOTES 2.0%
Deutsche Bank AG
1.073% (US0003M + 0.815%) due 01/22/2021 ~		$200	200
1.539% (US0003M + 1.290%) due 02/04/2021 ~		150	150
2.222% due 09/18/2024 •		200	201
2.625% due 02/12/2026	EUR	200	247
3.961% due 11/26/2025 •		$200	213
4.250% due 10/14/2021		500	514
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)		200	212
Landwirtschaftliche Rentenbank 4.250% due 01/24/2023	AUD	100	78
Total Germany (Cost $1,768)			1,815
IRELAND 0.6%
ASSET-BACKED SECURITIES 0.4%
Toro European CLO DAC 0.900% due 10/15/2030 •	EUR	300	351
CORPORATE BONDS & NOTES 0.2%
SMBC Aviation Capital Finance DAC 2.650% due 07/15/2021		$200	202

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total Ireland (Cost $551)			553
ISRAEL 1.1%
SOVEREIGN ISSUES 1.1%
Israel Government International Bond
1.000% due 04/30/2021	ILS	800	235
2.000% due 03/31/2027		900	289
3.250% due 01/17/2028		$200	228
3.800% due 05/13/2060		200	239
Total Israel (Cost $930)			991
ITALY 2.9%
CORPORATE BONDS & NOTES 1.5%
Banca Carige SpA
1.013% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	300	354
1.247% due 10/25/2021 •		300	354
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		100	122
2.625% due 04/28/2025		100	117
UniCredit SpA 7.830% due 12/04/2023		$350	410
			1,357
SOVEREIGN ISSUES 1.4%
Italy Buoni Poliennali Del Tesoro 1.850% due 07/01/2025	EUR	600	756
Italy Government International Bond 6.000% due 08/04/2028	GBP	300	491
			1,247
Total Italy (Cost $2,553)			2,604
JAPAN 11.4%
CORPORATE BONDS & NOTES 2.1%
Central Nippon Expressway Co. Ltd. 2.362% due 05/28/2021		$500	505
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		300	320
Mizuho Financial Group, Inc.
2.721% due 07/16/2023 •		200	207
3.922% due 09/11/2024 •		300	326
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		200	201
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		200	204
Takeda Pharmaceutical Co. Ltd. 1.125% due 11/21/2022	EUR	100	120
			1,883
SOVEREIGN ISSUES 9.3%
Development Bank of Japan, Inc. 3.125% due 09/06/2023		$500	539
Japan Bank for International Cooperation
1.750% due 10/17/2024		200	210
3.250% due 07/20/2023		200	216
Japan Finance Organization for Municipalities 2.125% due 04/13/2021		600	605
Japan Government International Bond
0.100% due 03/10/2028	JPY	90,805	860
0.100% due 03/20/2029		110,000	1,057
0.100% due 03/20/2030		110,000	1,053
0.400% due 03/20/2036		190,000	1,838
0.500% due 03/20/2049		20,000	186
0.700% due 12/20/2048		134,000	1,316
1.300% due 06/20/2035		30,000	328

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

Tokyo Metropolitan Government 2.000% due 05/17/2021		$300	303
			8,511
Total Japan (Cost $10,081)			10,394
KUWAIT 0.9%
SOVEREIGN ISSUES 0.9%
Kuwait International Government Bond 3.500% due 03/20/2027		700	789
Total Kuwait (Cost $695)			789
LITHUANIA 0.1%
SOVEREIGN ISSUES 0.1%
Lithuania Government International Bond 1.100% due 04/26/2027	EUR	100	125
Total Lithuania (Cost $118)			125
LUXEMBOURG 0.8%
CORPORATE BONDS & NOTES 0.8%
Emerald Bay S.A. 0.000% due 10/08/2020 (c)		286	334
Medtronic Global Holdings S.C.A. 0.000% due 12/02/2022 (c)		200	235
NORD/LB Luxembourg S.A. Covered Bond Bank 2.875% due 02/16/2021		$200	202
Total Luxembourg (Cost $765)			771
MALAYSIA 0.3%
SOVEREIGN ISSUES 0.3%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	200	51
3.906% due 07/15/2026		200	52
Malaysia Government Investment Issue
4.130% due 07/09/2029		400	107
4.369% due 10/31/2028		200	54
Total Malaysia (Cost $248)			264
MEXICO 0.1%
CORPORATE BONDS & NOTES 0.1%
Petroleos Mexicanos 6.750% due 09/21/2047		$100	77
Total Mexico (Cost $84)			77
NETHERLANDS 2.7%
ASSET-BACKED SECURITIES 1.4%
Babson Euro CLO BV 0.367% due 10/25/2029 •	EUR	218	253
Dryden Euro CLO BV 0.880% due 01/15/2030 •		250	293
Jubilee CLO BV 0.316% due 12/15/2029 •		400	465
Ozlme BV 0.820% due 01/18/2030 •		250	292
			1,303
CORPORATE BONDS & NOTES 1.2%
British Transco International Finance BV 0.000% due 11/04/2021 (c)		$200	199
Cooperatieve Rabobank UA
1.093% (US0003M + 0.860%) due 09/26/2023 ~		300	304
3.875% due 09/26/2023		300	328

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

NXP BV 4.625% due 06/01/2023		200	219
			1,050
		SHARES
PREFERRED SECURITIES 0.1%
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (d)(f)		50,000	70
Total Netherlands (Cost $2,339)			2,423
		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.2%
SOVEREIGN ISSUES 0.2%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	200	146
Total New Zealand (Cost $142)			146
NORWAY 0.2%
CORPORATE BONDS & NOTES 0.2%
DNB Bank ASA 1.127% due 09/16/2026 •		$200	200
Total Norway (Cost $200)			200
PERU 1.2%
SOVEREIGN ISSUES 1.2%
Peru Government International Bond
5.940% due 02/12/2029	PEN	1,000	326
6.350% due 08/12/2028		1,700	569
6.950% due 08/12/2031		500	170
Total Peru (Cost $1,037)			1,065
QATAR 2.0%
SOVEREIGN ISSUES 2.0%
Qatar Government International Bond
3.875% due 04/23/2023		$1,000	1,076
4.000% due 03/14/2029		200	234
4.500% due 04/23/2028		400	479
Total Qatar (Cost $1,597)			1,789
RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond 7.250% due 05/10/2034	RUB	6,200	86
Total Russia (Cost $91)			86
SAUDI ARABIA 2.6%
SOVEREIGN ISSUES 2.6%
Saudi Government International Bond
2.375% due 10/26/2021		$1,000	1,018
2.875% due 03/04/2023		300	314
3.250% due 10/26/2026		200	218
3.625% due 03/04/2028		200	222
4.000% due 04/17/2025		400	445
4.500% due 04/17/2030		100	120
Total Saudi Arabia (Cost $2,215)			2,337
SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
BOC Aviation Ltd. 2.750% due 09/18/2022		200	204

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

DBS Bank Ltd. 3.300% due 11/27/2021		100	104
Total Singapore (Cost $300)			308
SOUTH KOREA 1.4%
SOVEREIGN ISSUES 1.4%
Korea Government International Bond
2.125% due 06/10/2027	KRW	125,000	113
2.375% due 12/10/2027		150,000	138
2.375% due 12/10/2028		630,000	581
2.625% due 06/10/2028		250,000	234
5.500% due 03/10/2028		150,000	167
Total South Korea (Cost $1,222)			1,233
SPAIN 4.5%
CORPORATE BONDS & NOTES 0.5%
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	400	483
		SHARES
PREFERRED SECURITIES 0.3%
Banco Santander S.A. 6.250% due 09/11/2021 •(f)(g)		200,000	235
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 3.7%
Autonomous Community of Catalonia 4.900% due 09/15/2021		50	61
Spain Government International Bond
0.250% due 07/30/2024 (h)		500	600
1.000% due 10/31/2050		100	116
1.250% due 10/31/2030		1,000	1,289
1.400% due 07/30/2028 (h)		600	779
1.450% due 04/30/2029		100	131
1.850% due 07/30/2035		300	416
			3,392
Total Spain (Cost $3,824)			4,110
SWITZERLAND 1.4%
CORPORATE BONDS & NOTES 1.4%
Credit Suisse AG 6.500% due 08/08/2023 (g)		$200	227
Credit Suisse Group AG
4.282% due 01/09/2028		250	284
7.125% due 07/29/2022 •(f)(g)		300	313
UBS AG
2.450% due 12/01/2020		200	200
5.125% due 05/15/2024 (g)		200	221
Total Switzerland (Cost $1,203)			1,245
UNITED ARAB EMIRATES 0.8%
SOVEREIGN ISSUES 0.8%
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		200	223
3.125% due 04/16/2030		200	224
3.875% due 04/16/2050		200	245
Total United Arab Emirates (Cost $639)			692
UNITED KINGDOM 13.9%
CORPORATE BONDS & NOTES 8.5%
Barclays Bank PLC 7.625% due 11/21/2022 (g)		500	550
Barclays PLC
1.710% (US0003M + 1.430%) due 02/15/2023 ~		300	302

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

4.610% due 02/15/2023 •		300	314
4.972% due 05/16/2029 •		200	234
7.125% due 06/15/2025 •(f)(g)	GBP	200	270
8.000% due 12/15/2020 •(f)(g)	EUR	200	237
British Telecommunications PLC 9.625% due 12/15/2030		$100	160
HSBC Holdings PLC 3.000% due 07/22/2028 •	GBP	100	138
Lloyds Bank PLC
4.875% due 03/30/2027		500	820
5.125% due 03/07/2025		400	622
Lloyds Banking Group PLC
3.900% due 03/12/2024		$200	218
4.582% due 12/10/2025		200	220
7.500% due 06/27/2024 •(f)(g)		200	210
Marks & Spencer PLC 3.000% due 12/08/2023	GBP	100	131
Nationwide Building Society
2.000% due 01/27/2023		$200	206
4.302% due 03/08/2029 •		400	452
Natwest Group PLC 1.775% (US0003M + 1.550%) due 06/25/2024 ~		500	503
Natwest Markets PLC 0.625% due 03/02/2022	EUR	600	707
NatWest Markets PLC 1.000% due 05/28/2024		100	119
Santander UK Group Holdings PLC
2.875% due 08/05/2021		$300	306
2.920% due 05/08/2026 •	GBP	100	137
4.796% due 11/15/2024 •		$600	661
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	48	83
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		100	136
			7,736
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%
Alba PLC 0.922% due 11/25/2042		300	368
Avon Finance PLC 0.000% due 09/20/2048 •		200	258
Durham Mortgages B PLC 0.668% due 03/31/2054 •		235	302
Eurosail PLC 1.010% (BP0003M + 0.950%) due 06/13/2045 ~		428	551
Hawksmoor Mortgages 1.112% due 05/25/2053 •		349	450
Lanark Master Issuer PLC 0.891% due 12/22/2069 •		140	181
Newgate Funding PLC 0.189% due 12/15/2050 •		27	34
Residential Mortgage Securities PLC 0.000% due 06/20/2070 •		200	260
Ripon Mortgages PLC 0.868% due 08/20/2056 •		469	604
RMAC Securities PLC 0.230% due 06/12/2044 •		247	303
Silverstone Master Issuer PLC 0.815% due 01/21/2070 •		132	172
Southern Pacific Financing PLC 0.240% due 06/10/2043 •		62	79
Towd Point Mortgage Funding 0.965% due 07/20/2045 •		371	477
Towd Point Mortgage Funding PLC
0.868% (BP0003M + 0.800%) due 02/20/2045 ~		153	197
1.101% due 10/20/2051 •		229	296
			4,532
		SHARES
PREFERRED SECURITIES 0.1%
Nationwide Building Society 10.250% ~		250	53

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 0.3%
United Kingdom Gilt
0.625% due 10/22/2050		100	124
1.750% due 01/22/2049		100	162
			286
Total United Kingdom (Cost $12,790)			12,607
UNITED STATES 85.3%
ASSET-BACKED SECURITIES 6.0%
Argent Securities Trust
0.298% due 07/25/2036 •		$364	160
0.308% due 05/25/2036 •		642	253
Countrywide Asset-Backed Certificates
0.288% due 07/25/2037 ^•		151	143
0.288% due 07/25/2037 •		63	57
4.610% due 07/25/2036 ~		16	17
Countrywide Asset-Backed Certificates Trust 1.398% due 07/25/2035 •		700	612
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.557% due 03/25/2037 ^þ		258	137
DT Auto Owner Trust 1.140% due 01/16/2024		158	159
First Franklin Mortgage Loan Trust 1.423% due 07/25/2034 •		96	96
GSAA Home Equity Trust 0.598% due 08/25/2037 •		35	34
Home Equity Mortgage Loan Asset-Backed Trust 0.388% due 04/25/2037 •		267	199
MASTR Asset-Backed Securities Trust 0.358% due 05/25/2037 •		285	274
Morgan Stanley ABS Capital, Inc. Trust 0.378% due 10/25/2036 •		572	382
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 ^~		26	24
New Century Home Equity Loan Trust 3.444% due 06/20/2031 ~		390	391
Option One Mortgage Loan Trust 0.288% due 03/25/2037 •		65	59
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		366	184
SMB Private Education Loan Trust
0.000% due 07/15/2053 •		100	101
1.290% due 07/15/2053		200	200
Soundview Home Loan Trust 0.398% due 11/25/2036 •		300	279
Structured Asset Investment Loan Trust 1.873% due 10/25/2034 •		232	228
Terwin Mortgage Trust 1.088% due 11/25/2033 •		5	5
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		258	270
2.900% due 10/25/2059 ~		859	911
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		300	321
			5,496
CORPORATE BONDS & NOTES 10.5%
AbbVie, Inc.
2.900% due 11/06/2022		300	315
5.000% due 12/15/2021		200	209
American Tower Corp. 3.800% due 08/15/2029		200	230
AT&T, Inc.
1.650% due 02/01/2028		100	100
1.800% due 09/05/2026	EUR	200	252
2.250% due 02/01/2032		$100	100
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022		100	105
Bayer U.S. Finance LLC
0.855% (US0003M + 0.630%) due 06/25/2021 ~		200	200
4.250% due 12/15/2025		300	344
Broadcom, Inc. 3.459% due 09/15/2026		100	110
Charter Communications Operating LLC
4.464% due 07/23/2022		500	530

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

6.384% due 10/23/2035		200	273
Constellation Brands, Inc. 2.875% due 05/01/2030		200	216
D.R. Horton, Inc. 4.375% due 09/15/2022		100	106
Dell International LLC 6.100% due 07/15/2027		200	236
Dominion Energy Gas Holdings LLC 0.850% (US0003M + 0.600%) due 06/15/2021 ~		100	100
Energy Transfer Operating LP 4.650% due 06/01/2021		300	305
Fiserv, Inc. 2.750% due 07/01/2024		300	321
Ford Motor Credit Co. LLC
1.146% (US0003M + 0.880%) due 10/12/2021 ~		300	288
3.021% due 03/06/2024	EUR	200	231
GATX Corp. 0.969% (US0003M + 0.720%) due 11/05/2021 ~		$400	400
General Mills, Inc. 0.811% (US0003M + 0.540%) due 04/16/2021 ~		100	100
General Motors Financial Co., Inc. 1.118% (US0003M + 0.850%) due 04/09/2021 ~		100	100
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		300	350
Harley-Davidson Financial Services, Inc. 1.181% (US0003M + 0.940%) due 03/02/2021 ~		100	100
JetBlue Pass-Through Trust 4.000% due 05/15/2034		100	104
Komatsu Finance America, Inc. 2.437% due 09/11/2022		300	309
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	200	258
Nissan Motor Acceptance Corp. 2.800% due 01/13/2022		$100	101
Northwell Healthcare, Inc. 4.260% due 11/01/2047		100	115
Pacific Gas & Electric Co. 2.950% due 03/01/2026		100	102
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		300	334
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021		100	101
Rio Oil Finance Trust 9.250% due 07/06/2024		255	279
Spirit AeroSystems, Inc.
1.050% (US0003M + 0.800%) due 06/15/2021 ~		100	95
3.950% due 06/15/2023		200	178
VEREIT Operating Partnership LP 4.875% due 06/01/2026		400	446
Volkswagen Group of America Finance LLC
1.197% (US0003M + 0.940%) due 11/12/2021 ~		200	201
4.000% due 11/12/2021		200	208
Walt Disney Co.
1.750% due 01/13/2026		100	104
2.650% due 01/13/2031		100	108
Wells Fargo & Co. 1.374% (US0003M + 1.110%) due 01/24/2023 ~		300	302
Zimmer Biomet Holdings, Inc.
3.150% due 04/01/2022		300	310
3.375% due 11/30/2021		300	308
			9,584
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~		77	74
MUNICIPAL BONDS & NOTES 0.2%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.705% due 07/01/2027		200	203
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		200	200
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053		200	220
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^		361	374
Banc of America Funding Trust
0.366% due 04/20/2047 ^•		95	87
6.000% due 07/25/2037 ^		78	76
BCAP LLC Trust 0.358% due 05/25/2047 •		135	125

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

Chase Mortgage Finance Trust
3.106% due 07/25/2037 ~	9	8
3.610% due 03/25/2037 ^~	47	46
Citigroup Mortgage Loan Trust 3.881% due 04/25/2037 ^~	54	47
Citigroup Mortgage Loan Trust, Inc. 3.543% due 08/25/2035 ^~	956	938
Countrywide Home Loan Mortgage Pass-Through Trust 6.250% due 09/25/2036 ^	47	33
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.298% due 02/25/2047 •	220	151
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 5.945% due 02/25/2036 ^þ	73	73
GreenPoint Mortgage Funding Trust 0.608% due 06/25/2045 •	61	51
JPMorgan Alternative Loan Trust 3.338% due 12/25/2036 ~	14	14
Merrill Lynch Mortgage Investors Trust 3.668% due 03/25/2036 ^~	144	97
Morgan Stanley Mortgage Loan Trust
3.227% due 05/25/2036 ^~	90	67
3.701% due 09/25/2035 ^~	57	31
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	185	196
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	267	282
PHH Alternative Mortgage Trust 6.000% due 05/25/2037 ^	47	43
Prime Mortgage Trust 6.000% due 06/25/2036 ^	67	66
Ready Capital Mortgage Financing LLC 2.298% due 02/25/2035 •	200	201
Residential Accredit Loans, Inc. Trust
0.278% due 02/25/2037 •	38	39
6.000% due 06/25/2036	88	85
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^	40	39
Structured Asset Mortgage Investments Trust 0.378% due 02/25/2036 •	14	14
Structured Asset Securities Corp. 0.428% due 01/25/2036 •	43	39
WaMu Mortgage Pass-Through Certificates Trust 3.072% due 09/25/2036 ~	26	24
		3,666
	SHARES
PREFERRED SECURITIES 0.2%
Bank of America Corp. 5.875% due 03/15/2028 •(f)	200,000	216
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 58.5%
Fannie Mae
0.548% due 06/25/2036 •	7	7
3.500% due 01/01/2059 (h)	172	191
Freddie Mac
0.506% due 01/15/2038 •	125	125
3.000% due 02/01/2046 (h)	494	520
3.117% due 01/15/2038 ~(a)	125	7
3.264% due 09/01/2037 •(h)	251	266
3.500% due 11/01/2047 - 04/01/2048 (h)	566	599
Ginnie Mae
0.935% due 09/20/2066 •	562	569
3.767% due 09/20/2066 ~	407	438
Ginnie Mae, TBA 2.000% due 12/01/2050	1,600	1,656
Uniform Mortgage-Backed Security
3.000% due 10/01/2049 (h)	191	206
3.500% due 10/01/2034 - 02/01/2050 (h)	253	271
3.500% due 05/01/2049 - 07/01/2050	273	294
4.000% due 06/01/2050	196	212
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050	7,000	7,206
2.500% due 11/01/2050 - 12/01/2050	11,400	11,932
3.500% due 11/01/2050	8,800	9,290

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

4.000% due 11/01/2050	18,300	19,537
		53,326
U.S. TREASURY OBLIGATIONS 5.8%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 04/15/2022 (h)	533	542
0.125% due 07/15/2030	505	562
0.250% due 02/15/2050	302	356
0.500% due 01/15/2028 (h)	1,050	1,179
U.S. Treasury Notes
2.625% due 06/15/2021	200	204
2.875% due 04/30/2025 (h)	2,200	2,463
		5,306
Total United States (Cost $76,440)		77,871
Total Investments in Securities (Cost $142,452)		145,831
	SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short Asset Portfolio	68,134	682
PIMCO Short-Term Floating NAV Portfolio III	31,523	311
Total Short-Term Instruments (Cost $992)		993
Total Investments in Affiliates (Cost $992)		993
Total Investments 161.2% (Cost $143,444)		$146,824
Financial Derivative Instruments (i)(j) 0.0%(Cost or Premiums, net $(710))		9
Other Assets and Liabilities, net (61.2)%		(55,760)
Net Assets 100.0%		$91,073

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	(0.500)%	09/18/2020	11/18/2020	EUR	(1,176)	$(1,379)
BSN	0.180	08/13/2020	10/13/2020	$(1,166)	(1,166)
GRE	0.170	09/15/2020	10/15/2020	(2,467)	(2,467)
JPS	0.170	09/09/2020	10/08/2020	(541)	(541)
0.200	09/17/2020	10/21/2020	(1,993)	(1,993)
Total Reverse Repurchase Agreements	$(7,546)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
Canada (0.8)%
Sovereign Issues (0.8)%
Canada Government International Bond	2.750%	12/01/2048	CAD	700	$(747)	$(744)
United States (7.5)%
U.S. Government Agencies (7.5)%
Uniform Mortgage-Backed Security, TBA	2.500%	10/01/2050	$1,400	(1,468)	(1,468)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2050	5,000	(5,251)	(5,239)
Uniform Mortgage-Backed Security, TBA	3.500	10/01/2035	100	(106)	(106)
Total United States	(6,825)	(6,813)
Total Short Sales (8.3)%	$(7,572)	$(7,557)
(h)	Securities with an aggregate market value of $7,617 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(9,953) at a weighted average interest rate of 0.395%.Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $7 of accrued interest.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME 90-Day Eurodollar June 2022 Futures	$99.750	06/13/2022	7	$18	$0	$3
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	4	10	0	1
Call - MSE Canada Government 10-Year Bond December 2020 Futures	CAD	189.000	11/20/2020	24	24	0	0
Total Purchased Options	$0	$4
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2020	5	$535	$3	$0	$(1)
Call Options Strike @ EUR 117.000 on Euro-Schatz December 2020 Futures (1)	11/2020	107	1	0	0	0
Call Options Strike @ EUR 210.000 on Euro-Bund December 2020 Futures (1)	11/2020	34	0	0	0	0
Call Options Strike @ GBP 180.000 on United Kingdom Gilt December 2020 Futures (1)	11/2020	9	0	0	0	0
Euro-Bobl December Futures	12/2020	11	1,743	1	1	(1)
Euro-BTP Italy Government Bond December Futures	12/2020	30	5,191	61	19	(18)
Euro-Buxl 30-Year Bond December Futures	12/2020	3	783	10	4	(4)
Japan Government 10-Year Bond December Futures	12/2020	2	2,885	2	1	0
Put Options Strike @ EUR 129.750 on Euro-Bobl November 2020 Futures (1)	10/2020	11	0	0	0	0
U.S. Treasury 2-Year Note December Futures	12/2020	8	1,768	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2020	49	6,176	0	0	(5)
U.S. Treasury 10-Year Note December Futures	12/2020	6	837	0	0	(1)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	16	3,549	(26)	0	(32)
$51	$25	$(62)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Bond December Futures	12/2020	5	$(420)	$0	$0	$0
Canada Government 10-Year Bond December Futures	12/2020	24	(2,736)	4	8	(4)
Euro-Bund 10-Year Bond December Futures	12/2020	15	(3,069)	(9)	6	(4)
Euro-OAT France Government 10-Year Bond December Futures	12/2020	9	(1,779)	(7)	5	(3)
Euro-Schatz December Futures	12/2020	106	(13,955)	1	2	(1)
U.S. Treasury 30-Year Bond December Futures	12/2020	5	(881)	2	5	0
United Kingdom Long Gilt December Futures	12/2020	9	(1,581)	3	5	(3)
$(6)	$31	$(15)
Total Futures Contracts	$45	$56	$(77)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.066%	EUR	200	$0	$0	$0	$0	$0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.037	$400	(1)	0	(1)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.078	EUR	300	(1)	0	(1)	0	0
$(2)	$0	$(2)	$0	$0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Shell International Finance BV	1.000%	Quarterly	12/20/2026	0.709%	EUR	200	$6	$(2)	$4	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$552	$(24)	$(3)	$(27)	$0	$(1)
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	300	(13)	0	(13)	1	0
CDX.IG-34 10-Year Index	(1.000)	Quarterly	06/20/2030	2,400	11	24	35	0	(6)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	400	(1)	1	0	0	(1)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	500	(5)	3	(2)	0	(1)
iTraxx Europe Main 32 10-Year Index	(1.000)	Quarterly	12/20/2029	300	(1)	2	1	0	0
$(33)	$27	$(6)	$1	$(9)
INTEREST RATE SWAPS - BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$22,800	$(5)	$1	$(4)	$0	$(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	6,900	(1)	0	(1)	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	1,200	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	900	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	4,700	0	(1)	(1)	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	3,600	1	1	2	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	700	0	1	1	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	2,400	1	1	2	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	600	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	1,800	0	1	1	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	700	1	0	1	0	0
$(3)	$4	$1	$0	$(1)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	12/16/2022	GBP	300	$3	$0	$3	$0	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/16/2025	500	(18)	1	(17)	1	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2030	1,100	51	(1)	50	0	(3)
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	200	4	(1)	3	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	700	6	0	6	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022	200	3	0	3	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	1,700	30	(1)	29	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	500	14	0	14	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	1,500	149	3	152	0	(2)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		600	29	1	30	0	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		1,600	99	1	100	0	(1)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		1,500	52	0	52	0	(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		500	122	(4)	118	0	(1)
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		200	42	(2)	40	0	0
Pay	3-Month CAD-Bank Bill	2.200	Semi-Annual	12/18/2049		200	30	(2)	28	0	0
Pay	3-Month CHF-LIBOR	0.500	Annual	09/16/2025	CHF	2,600	10	4	14	0	(1)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	1,100	8	1	9	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		$1,700	(11)	(12)	(23)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		1,900	(31)	(7)	(38)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		4,100	(118)	(25)	(143)	0	0
Pay(7)	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		600	6	0	6	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		1,300	(42)	0	(42)	0	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		1,050	(33)	1	(32)	1	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		1,400	(42)	2	(40)	1	0
Receive(7)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		700	(23)	1	(22)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		1,200	(63)	(2)	(65)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		4,000	(180)	(6)	(186)	3	0
Receive(7)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		1,900	(62)	3	(59)	2	0
Pay(7)	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		2,000	(16)	(3)	(19)	0	(4)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		600	(80)	(2)	(82)	2	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		300	(24)	0	(24)	1	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		3,000	(271)	2	(269)	8	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		2,100	(264)	0	(264)	6	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		700	(39)	0	(39)	2	0
Receive(7)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		1,650	(47)	6	(41)	5	0
Pay	3-Month USD-LIBOR	1.750	Semi-Annual	12/18/2049		300	55	(4)	51	0	(5)
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	2,900	15	0	15	0	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	900	(27)	(7)	(34)	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	2	8	0	0
Receive(7)	6-Month EUR-EURIBOR	0.300	Annual	12/15/2022	EUR	5,200	(21)	(2)	(23)	0	0
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	12/15/2025		5,300	81	5	86	0	0
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		600	53	1	54	0	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030		5,200	281	15	296	0	(1)
Receive(7)	6-Month EUR-EURIBOR	0.600	Annual	12/15/2050		1,150	(239)	(21)	(260)	1	0
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	03/17/2051		300	4	(6)	(2)	0	0
Pay	6-Month GBP-LIBOR	0.500	Semi-Annual	09/16/2050	GBP	100	(2)	0	(2)	0	(1)
Pay(7)	6-Month GBP-LIBOR	0.722	Semi-Annual	02/26/2051		70	4	0	4	0	0
Receive	6-Month JPY-LIBOR	0.035	Semi-Annual	11/29/2029	JPY	60,000	(1)	(1)	(2)	0	0
Receive	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		140,000	(47)	(2)	(49)	0	(2)
Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		60,000	30	(1)	29	1	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	3,600	(1)	0	(1)	0	0
Receive	UKRPI	3.257	Maturity	02/15/2025	GBP	1,000	0	(6)	(6)	0	(1)
Receive	UKRPI	3.258	Maturity	02/15/2025		700	0	(4)	(4)	0	(1)
Receive	UKRPI	3.262	Maturity	02/15/2025		500	0	(3)	(3)	0	0
Pay	UKRPI	3.386	Maturity	01/15/2030		100	(1)	1	0	0	0
Pay	UKRPI	3.436	Maturity	02/15/2030		100	(1)	1	0	0	(1)
Pay	UKRPI	3.450	Maturity	02/15/2030		700	(2)	7	5	0	(2)
Pay	UKRPI	3.453	Maturity	02/15/2030		1,000	(4)	11	7	0	0
							$(523)	$(56)	$(579)	$35	$(28)
Total Swap Agreements							$(555)	$(27)	$(582)	$36	$(38)
Cash of $1,251 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)	Future styled option.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(j)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	12/2020	HKD	475		$61	$0	$0
BOA	10/2020		$2,244	DKK	14,345	15	0
	10/2020		265	KRW	309,255	0	0
	12/2020	CNH	37,040		$5,324	0	(112)
	12/2020	DKK	14,345		2,246	0	(15)
	12/2020	ILS	556		162	0	0
	12/2020	SGD	239		176	1	0
	12/2020		$125	KRW	148,975	3	0
	12/2020		406	SGD	552	0	(2)
BPS	10/2020	AUD	627		$456	7	0
	10/2020	EUR	400		473	4	0
	10/2020	JPY	97,226		917	0	(5)
	10/2020		$235	AUD	319	0	(6)
	10/2020		3	CLP	2,352	0	0
	10/2020		425	EUR	357	0	(6)
	10/2020		2,285	JPY	241,235	3	0
	11/2020	JPY	228,135		$2,162	0	(2)
	11/2020	NZD	203		134	0	(1)
	12/2020	KRW	1,237,001		1,044	0	(17)
	12/2020	MYR	1,096		262	0	(1)
	12/2020	SGD	314		228	0	(2)
	12/2020		$199	CNH	1,367	1	0
BRC	10/2020	MXN	2,919		$134	2	0
CBK	10/2020	AUD	196		144	4	0
	10/2020	DKK	7,280		1,102	0	(44)
	10/2020	GBP	6,055		8,003	190	0
	10/2020	PEN	473		133	2	0
	10/2020	RUB	10,294		143	11	0
	10/2020		$1,719	DKK	10,946	6	(1)
	10/2020		133	PEN	473	0	(1)
	11/2020	PEN	283		$80	2	0
	12/2020	DKK	9,931		1,560	0	(6)
	12/2020	PEN	2,230		627	8	0
	12/2020		$171	CNH	1,165	0	0
	02/2021	PEN	402		$112	1	0
	02/2021		$214	MXN	4,914	5	0
	04/2021	ILS	800		$236	2	0
DUB	12/2020	PEN	180		51	1	0
GLM	10/2020	MXN	2,273		105	3	0
	10/2020		$235	TWD	6,792	0	(1)
	12/2020	DKK	2,176		$342	0	(1)
	12/2020	TWD	13,452		469	1	(2)
	12/2020		$132	CNH	900	0	0
HUS	10/2020	AUD	1,933		$1,371	2	(16)
	10/2020	GBP	264		345	4	0
	10/2020	JPY	110,364		1,038	0	(8)
	10/2020	NOK	730		83	5	0
	10/2020		$396	EUR	332	0	(7)
	10/2020		8,129	GBP	6,319	24	0
	10/2020		80	NOK	730	0	(2)
	10/2020		44	RUB	3,217	0	(3)
	11/2020	GBP	6,319		$8,131	0	(24)
	11/2020	PEN	815		232	6	0
	12/2020	CNY	6,567		937	0	(27)
	12/2020	KRW	283,445		241	0	(3)
JPM	10/2020	CHF	29		32	0	0
	10/2020	DKK	3,372		512	0	(19)
	10/2020		$325	DKK	2,040	0	(4)
	10/2020		1,391	EUR	1,175	0	(13)
	10/2020		226	MXN	5,148	6	0
	12/2020	CNH	949		$139	0	0
	12/2020	ILS	445		129	0	(1)
	02/2021		$53	ILS	183	0	0
MYI	10/2020	AUD	459		$330	2	0
	10/2020	DKK	15,281		2,314	1	(92)
	10/2020	JPY	136,637		1,289	0	(7)
	10/2020	NZD	330		222	4	0
	10/2020	SEK	655		76	2	0
	10/2020		$136	AUD	187	0	(2)
	10/2020		1,076	JPY	113,406	0	(1)
	10/2020		235	NOK	2,070	0	(13)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

10/2020	85	NZD	127	0	(1)
10/2020	241	SEK	2,095	0	(7)
11/2020	JPY	113,406	$1,076	1	0
06/2021	$8	EUR	6	0	(1)
SCX	10/2020	AUD	179	$126	0	(2)
10/2020	EUR	9,756	11,675	236	0
10/2020	TWD	6,792	234	0	(1)
10/2020	$2,035	AUD	2,870	21	0
10/2020	64	SEK	560	0	(2)
11/2020	AUD	2,870	$2,035	0	(21)
11/2020	EUR	8,278	9,713	2	0
12/2020	$190	KRW	223,630	2	0
02/2021	ILS	177	$52	0	0
SOG	10/2020	DKK	3,975	600	0	(26)
SSB	10/2020	EUR	136	160	1	0
10/2020	$50	DKK	330	2	0
10/2020	2,265	JPY	238,607	0	(3)
11/2020	JPY	238,607	$2,266	3	0
TOR	10/2020	AUD	53	38	0	0
10/2020	CAD	391	299	5	0
10/2020	JPY	125,105	1,180	0	(6)
10/2020	$635	JPY	67,035	0	0
11/2020	JPY	67,035	$635	0	0
UAG	10/2020	AUD	1,682	1,215	10	0
10/2020	JPY	190,950	1,797	0	(14)
10/2020	$1,234	AUD	1,752	21	0
10/2020	178	EUR	150	0	(2)
11/2020	AUD	1,751	$1,234	0	(21)
Total Forward Foreign Currency Contracts	$632	$(574)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC CAD versus JPY	JPY	77.000	02/25/2021	602	$6	$6
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	300	$12	$4
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	200	8	3
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	400	30	10
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	300	22	7
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	200	8	2
$80	$26
Total Purchased Options	$86	$32
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	10/21/2020	100	$0	$0
Put - OTC CDX.IG-34 5-Year Index	Sell	0.900	10/21/2020	700	(1)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	300	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	11/18/2020	200	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	400	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	200	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.925	10/21/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	100	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	12/16/2020	400	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	200	0	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	12/16/2020	400	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.950	12/16/2020	100	0	0
BPS	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	500	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	0.950	11/18/2020	200	0	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	11/18/2020	100	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	100	0	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	12/16/2020	100	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	200	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	100	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.525	10/21/2020	200	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.750	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	10/21/2020	200	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	300	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	300	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	100	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	12/16/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	12/16/2020	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	12/16/2020	100	0	0
BRC	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	100	0	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	200	(1)	0
CBK	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	10/21/2020	200	0	0
DUB	Put - OTC CDX.IG-34 5-Year Index	Sell	1.050	11/18/2020	100	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	200	0	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	10/21/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	300	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	10/21/2020	200	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	300	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	400	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	400	(1)	(1)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	12/16/2020	300	(1)	(1)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	10/21/2020	200	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	200	0	0
Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	12/16/2020	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	12/16/2020	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	12/16/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	100	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	200	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	200	0	(1)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.575	10/21/2020	200	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	0.800	10/21/2020	100	0	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	0.900	10/21/2020	200	0	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	400	(1)	(2)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	12/16/2020	200	0	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	12/16/2020	200	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	10/21/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	10/21/2020	200	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	100	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	12/16/2020	100	0	0
JPM	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	100	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	200	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.525	10/21/2020	200	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	10/21/2020	200	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	200	(1)	0
MYC	Put - OTC CDX.IG-34 5-Year Index	Sell	0.950	12/16/2020	100	0	(1)
Call - OTC CDX.IG-35 5-Year Index	Buy	0.500	11/18/2020	200	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	12/16/2020	100	0	0
$(19)	$(20)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,150.000	10/28/2020	290	$(1)	$(1)
BRC	Call - OTC CAD versus JPY	JPY	82.500	02/25/2021	602	(6)	(3)
GLM	Put - OTC EUR versus USD	$1.093	01/29/2021	403	(6)	(1)
$(13)	$(5)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	2,500	$(13)	$0
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	1,700	(8)	0
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	3,300	(29)	(1)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	100	(5)	(3)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	100	(4)	(3)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	2,500	(22)	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	1,600	(7)	0
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/17/2021	100	(3)	(3)
$(91)	$(10)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	3-Month USD-LIBOR	10/07/2022	1,750	$(2)	$(1)
Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/08/2022	1,000	(1)	(1)
$(3)	$(2)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050	$99.484	11/05/2020	100	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050	102.141	11/05/2020	200	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050	102.219	11/05/2020	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 12/01/2050	99.219	12/07/2020	100	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 12/01/2050	101.172	12/07/2020	100	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.953	10/07/2020	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.078	10/07/2020	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.141	10/07/2020	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.188	10/07/2020	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.906	11/05/2020	100	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.953	11/05/2020	100	0	0
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050	104.500	10/07/2020	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050	105.320	10/07/2020	100	0	0
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 12/01/2050	102.188	12/14/2020	200	(1)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «	103.367	01/14/2021	100	(1)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «	103.594	01/14/2021	100	0	0
Put - OTC Ginnie Mae, TBA 3.000% due 12/01/2050	104.000	12/14/2020	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.555	10/07/2020	300	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.602	10/07/2020	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.836	10/07/2020	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.293	10/07/2020	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	103.102	10/07/2020	200	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	103.602	10/07/2020	200	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.922	11/05/2020	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.375	11/05/2020	100	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.375	11/05/2020	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.922	11/05/2020	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050	101.938	12/07/2020	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050	103.938	12/07/2020	100	0	0
$(16)	$(7)
Total Written Options	$(142)	$(44)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.052%	$500	$(18)	$10	$0	$(8)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	400	(10)	1	0	(9)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.209	200	(4)	0	0	(4)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	400	(14)	7	0	(7)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	500	(12)	0	0	(12)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	100	(3)	1	0	(2)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.209	300	(6)	0	0	(6)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	400	(14)	7	0	(7)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	200	(5)	0	0	(5)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	200	(5)	0	0	(5)
$(91)	$26	$0	$(65)
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	1.268%	$200	$(5)	$3	$0	$(2)
JPM	AP Moller - Maersk	1.000	Quarterly	06/20/2022	0.576	EUR	200	(1)	3	2	0
$(6)	$6	$2	$(2)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	800	$552	$0	$25	$25	$0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	700	483	(2)	24	22	0
$(2)	$49	$47	$0
Total Swap Agreements	$(99)	$81	$49	$(67)
(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$5	$0	$5
Sovereign Issues	0	15	0	15
Australia
Corporate Bonds & Notes	0	542	0	542
Sovereign Issues	0	3,232	0	3,232
Brazil
Corporate Bonds & Notes	0	359	0	359
Canada
Corporate Bonds & Notes	0	208	0	208
Non-Agency Mortgage-Backed Securities	0	58	0	58
Sovereign Issues	0	126	0	126
Cayman Islands
Asset-Backed Securities	0	1,999	0	1,999
Corporate Bonds & Notes	0	619	0	619
Non-Agency Mortgage-Backed Securities	0	203	0	203
Chile
Sovereign Issues	0	210	0	210
China
Sovereign Issues	0	6,118	0	6,118
Denmark
Corporate Bonds & Notes	0	4,189	0	4,189
France
Corporate Bonds & Notes	0	1,174	0	1,174
Sovereign Issues	0	2,279	0	2,279
Germany
Corporate Bonds & Notes	0	1,815	0	1,815
Ireland
Asset-Backed Securities	0	351	0	351
Corporate Bonds & Notes	0	202	0	202
Israel
Sovereign Issues	0	991	0	991
Italy
Corporate Bonds & Notes	0	1,357	0	1,357
Sovereign Issues	0	1,247	0	1,247
Japan
Corporate Bonds & Notes	0	1,883	0	1,883
Sovereign Issues	0	8,511	0	8,511
Kuwait
Sovereign Issues	0	789	0	789
Lithuania
Sovereign Issues	0	125	0	125
Luxembourg
Corporate Bonds & Notes	0	771	0	771
Malaysia
Sovereign Issues	0	264	0	264
Mexico
Corporate Bonds & Notes	0	77	0	77
Netherlands
Asset-Backed Securities	0	1,303	0	1,303
Corporate Bonds & Notes	0	1,050	0	1,050
Preferred Securities	0	70	0	70
New Zealand
Sovereign Issues	0	146	0	146
Norway
Corporate Bonds & Notes	0	200	0	200
Peru
Sovereign Issues	0	1,065	0	1,065
Qatar
Sovereign Issues	0	1,789	0	1,789
Russia
Sovereign Issues	0	86	0	86
Saudi Arabia
Sovereign Issues	0	2,337	0	2,337
Singapore
Corporate Bonds & Notes	0	308	0	308
South Korea
Sovereign Issues	0	1,233	0	1,233
Spain
Corporate Bonds & Notes	0	483	0	483
Preferred Securities	0	235	0	235

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	September 30, 2020 (Unaudited)

Sovereign Issues	0	3,392	0	3,392
Switzerland
Corporate Bonds & Notes	0	1,245	0	1,245
United Arab Emirates
Sovereign Issues	0	692	0	692
United Kingdom
Corporate Bonds & Notes	0	7,736	0	7,736
Non-Agency Mortgage-Backed Securities	0	4,532	0	4,532
Preferred Securities	0	53	0	53
Sovereign Issues	0	286	0	286
United States
Asset-Backed Securities	0	5,496	0	5,496
Corporate Bonds & Notes	0	9,584	0	9,584
Loan Participations and Assignments	0	74	0	74
Municipal Bonds & Notes	0	203	0	203
Non-Agency Mortgage-Backed Securities	0	3,666	0	3,666
Preferred Securities	0	216	0	216
U.S. Government Agencies	0	53,326	0	53,326
U.S. Treasury Obligations	0	5,306	0	5,306
	$0	$145,831	$0	$145,831
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$993	$0	$0	$993
Total Investments	$993	$145,831	$0	$146,824
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(744)	$0	$(744)
United States
U.S. Government Agencies	0	(6,813)	0	(6,813)
	$0	$(7,557)	$0	$(7,557)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	60	36	0	96
Over the counter	0	713	0	713
	$60	$749	$0	$809
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	(38)	0	(115)
Over the counter	0	(684)	(1)	(685)
	$(77)	$(722)	$(1)	$(800)
Total Financial Derivative Instruments	$(17)	$27	$(1)	$9
Totals	$976	$138,301	$(1)	$139,276

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.1% ¤
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		$817
Total Short-Term Instruments (Cost $817)		817
Total Investments in Securities (Cost $817)		817
	SHARES
INVESTMENTS IN AFFILIATES 97.6%
MUTUAL FUNDS (a) 90.0%
PIMCO Emerging Markets Bond Fund	2,700,773	27,926
PIMCO Global Advantage® Strategy Bond Fund	3,263,797	37,109
PIMCO Income Fund	3,972,149	46,514
PIMCO International Bond Fund (U.S. Dollar-Hedged)	2,532,473	27,806
PIMCO Investment Grade Credit Bond Fund	4,187,696	46,358
PIMCO RAE International Fund	5,533,182	46,147
PIMCO RAE PLUS EMG Fund	5,620,482	46,538
PIMCO RAE PLUS Small Fund	5,774,590	46,428
PIMCO Real Return Fund	3,780,388	46,234
PIMCO Short-Term Fund	14,102,451	139,050
PIMCO StocksPLUS® Fund	4,419,119	46,666
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	6,396,711	45,992
PIMCO StocksPLUS® International Fund (Unhedged)	16,364,768	92,134
PIMCO Total Return Fund IV	12,329,144	139,073
Total Mutual Funds (Cost $809,638)		833,975
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short-Term Floating NAV Portfolio III	7,088,165	69,896
Total Short-Term Instruments (Cost $69,742)		69,896
Total Investments in Affiliates (Cost $879,380)		903,871
Total Investments 97.7% (Cost $880,197)		$904,688
Financial Derivative Instruments (c) 0.6%(Cost or Premiums, net $9,491)		5,495
Other Assets and Liabilities, net 1.7%		16,016
Net Assets 100.0%		$926,199

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$817	U.S. Treasury Bills 0.000% due 09/09/2021			$(833)	$817	$817
Total Repurchase Agreements								$(833)	$817	$817

Cash of $3 has been pledged as collateral as of September 30, 2020 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDICES
Description					Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Put - CBOE S&P 500					$2,175.000	06/18/2021	204	$20	$1,816	$816
Put - CBOE S&P 500					2,500.000	06/18/2021	204	20	3,014	1,512
Put - CBOE S&P 500					2,825.000	06/18/2021	204	20	4,661	2,667
Total Purchased Options								$9,491		$4,995
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures				12/2020	547	$91,677		$(786)	$500	$0
Total Futures Contracts								$(786)	$500	$0
Cash of $6,699 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Short-Term Instruments
Repurchase Agreements						$0	$817	$0		$817
						$0	$817	$0		$817
Investments in Affiliates, at Value
Mutual Funds						833,975	0	0		833,975
Short-Term Instruments
Central Funds Used for Cash Management Purposes						69,896	0	0		69,896
						$903,871	$0	$0		$903,871
Total Investments						$903,871	$817	$0		$904,688
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$500	$4,995	$0		$5,495
Total Financial Derivative Instruments						$500	$4,995	$0		$5,495
Totals						$904,371	$5,812	$0		$910,183

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 25.4% ¤
CORPORATE BONDS & NOTES 7.4%
BANKING & FINANCE 5.9%
Ally Financial, Inc. 8.000% due 11/01/2031		$800	$1,098
Aviation Capital Group LLC 5.500% due 12/15/2024		400	413
Deutsche Bank AG 4.250% due 10/14/2021		3,400	3,497
FCE Bank PLC 0.869% due 09/13/2021	EUR	600	691
Ford Motor Credit Co. LLC 5.125% due 06/16/2025		$1,200	1,239
ING Bank NV 2.625% due 12/05/2022		1,000	1,048
Jyske Realkredit A/S 1.000% due 10/01/2050	DKK	29,404	4,661
Kaisa Group Holdings Ltd. 9.375% due 06/30/2024		$1,200	1,134
Natwest Group PLC
1.775% (US0003M + 1.550%) due 06/25/2024 ~		700	703
4.519% due 06/25/2024 •		400	431
New Metro Global Ltd. 6.500% due 05/20/2022		800	811
Nordea Kredit Realkreditaktieselskab 1.000% due 10/01/2050	DKK	23,678	3,756
Nykredit Realkredit A/S 1.000% due 10/01/2050		36,240	5,741
Sunac China Holdings Ltd. 8.350% due 04/19/2023		$800	817
UniCredit SpA 7.830% due 12/04/2023		6,150	7,211
			33,251
INDUSTRIALS 1.3%
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		800	841
Broadcom, Inc. 3.459% due 09/15/2026		208	228
Caesars Entertainment, Inc. 6.250% due 07/01/2025		400	418
Caesars Resort Collection LLC 5.750% due 07/01/2025		400	413
Dell International LLC 4.420% due 06/15/2021		200	205
Delta Air Lines, Inc. 4.500% due 10/20/2025		400	411
JetBlue Pass-Through Trust 4.000% due 05/15/2034		300	312
Marriott International, Inc. 4.625% due 06/15/2030		200	215
Microchip Technology, Inc. 3.922% due 06/01/2021		100	102
Mylan NV 3.750% due 12/15/2020		50	50
NCL Corp. Ltd. 10.250% due 02/01/2026		1,100	1,150
Reynolds Group Issuer, Inc. 4.000% due 10/15/2027 (a)		1,200	1,209
Royal Caribbean Cruises Ltd. 9.125% due 06/15/2023		40	42
Univision Communications, Inc. 6.625% due 06/01/2027		400	392
VMware, Inc. 3.900% due 08/21/2027		200	223
Wynn Macau Ltd. 5.500% due 01/15/2026		1,150	1,135

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	5,090	32
			7,378
UTILITIES 0.2%
Pacific Gas & Electric Co. 2.500% due 02/01/2031		$1,100	1,050
Total Corporate Bonds & Notes (Cost $39,429)			41,679
U.S. GOVERNMENT AGENCIES 0.2%
Ginnie Mae 0.599% due 08/20/2068 •		980	971
Uniform Mortgage-Backed Security, TBA 2.500% due 12/01/2050		100	104
Total U.S. Government Agencies (Cost $1,073)			1,075
U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2030 (l)		2,021	2,247
Total U.S. Treasury Obligations (Cost $2,256)			2,247
NON-AGENCY MORTGAGE-BACKED SECURITIES 1.8%
Alliance Bancorp Trust 0.388% due 07/25/2037 •		452	394
Bear Stearns Adjustable Rate Mortgage Trust
3.162% due 02/25/2036 ^~		31	31
3.383% due 07/25/2036 ^~		119	114
Churchill Capital Corp. 6.000% due 09/30/2027 «(h)		1,300	1,239
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 04/25/2036		339	263
Hawksmoor Mortgages 1.112% due 05/25/2053 •	GBP	2,181	2,815
Residential Accredit Loans, Inc. Trust 0.328% due 06/25/2046 •		$253	88
Residential Asset Securitization Trust 0.548% due 05/25/2035 •		476	352
Towd Point Mortgage Funding PLC 1.101% due 10/20/2051 •	GBP	1,830	2,368
WaMu Mortgage Pass-Through Certificates Trust 0.478% due 01/25/2045 •		$2,534	2,437
Total Non-Agency Mortgage-Backed Securities (Cost $10,293)			10,101
ASSET-BACKED SECURITIES 3.6%
ACE Securities Corp. Home Equity Loan Trust 1.948% due 06/25/2034 •		106	106
Argent Mortgage Loan Trust 0.628% due 05/25/2035 •		695	638
Argent Securities Trust 0.298% due 07/25/2036 •		485	428
Aurium CLO DAC 0.680% due 10/13/2029 •	EUR	800	936
California Street CLO Ltd. 1.305% due 10/15/2025 •		$805	803
CIT Mortgage Loan Trust 1.498% due 10/25/2037 •		1,743	1,751
Countrywide Asset-Backed Certificates
0.288% due 05/25/2035 •		526	503
0.398% due 03/25/2037 •		700	649
CVP Cascade CLO Ltd. 1.421% due 01/16/2026 •		48	48
Dryden Senior Loan Fund 1.175% due 10/15/2027 •		1,438	1,427
First Franklin Mortgage Loan Trust 0.618% due 11/25/2036 •		1,600	1,471
Fremont Home Loan Trust
0.283% due 10/25/2036 •		952	862
0.298% due 10/25/2036 •		2,344	1,275
Halcyon Loan Advisors Funding Ltd. 1.192% due 04/20/2027 •		279	278
IndyMac Mortgage Loan Trust 0.218% due 07/25/2036 •		990	399
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		637	528
Lehman XS Trust
0.308% due 05/25/2036 •		744	768
4.821% due 06/25/2036 þ		766	788
Long Beach Mortgage Loan Trust 0.448% due 01/25/2036 •		1,434	1,273

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

Man GLG Euro CLO DAC 0.870% due 01/15/2030 •	EUR	300	350
Marlette Funding Trust 2.690% due 09/17/2029		$76	76
Morgan Stanley ABS Capital, Inc. Trust 1.123% due 07/25/2035 •		30	31
Mountain View CLO Ltd. 1.075% due 10/15/2026 •		266	264
Sound Point CLO Ltd. 1.406% due 01/23/2029 •		2,900	2,889
Sudbury Mill CLO Ltd. 1.423% due 01/17/2026 •		518	517
THL Credit Wind River CLO Ltd. 1.155% due 01/15/2026 •		108	107
Tralee CLO Ltd. 1.302% due 10/20/2027 •		638	636
Venture CLO Ltd. 1.155% due 07/15/2027 •		635	632
Total Asset-Backed Securities (Cost $19,882)			20,433
SOVEREIGN ISSUES 1.4%
Argentina Government International Bond
1.000% due 08/05/2021 (e)	ARS	895	6
15.500% due 10/17/2026		10,280	30
29.406% (BADLARPP + 0.000%) due 10/04/2022 ~		3,700	30
31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		2,035	14
Autonomous City of Buenos Aires Argentina 34.633% (BADLARPP + 5.000%) due 01/23/2022 ~		3,390	23
Dominican Republic International Bond 9.750% due 06/05/2026	DOP	37,300	676
Peru Government International Bond
6.350% due 08/12/2028	PEN	7,800	2,611
8.200% due 08/12/2026		9,100	3,354
Qatar Government International Bond 3.875% due 04/23/2023		$1,400	1,505
Total Sovereign Issues (Cost $8,369)			8,249
		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(f)		420,000	454
Total Preferred Securities (Cost $420)			454
REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
Alexandria Real Estate Equities, Inc.		744	119
American Tower Corp.		542	131
Apartment Investment & Management Co.		2,275	77
Duke Realty Corp.		3,386	125
Equinix, Inc.		261	198
Equity LifeStyle Properties, Inc.		1,124	69
Equity Residential		1,447	74
First Industrial Realty Trust, Inc.		1,890	75
Gaming and Leisure Properties, Inc.		1,845	68
Invitation Homes, Inc.		3,918	110
Life Storage, Inc.		720	76
SBA Communications Corp.		476	152
Simon Property Group, Inc.		557	36
Sun Communities, Inc.		815	115
Welltower, Inc.		950	53

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total Real Estate Investment Trusts (Cost $1,316)			1,478
SHORT-TERM INSTRUMENTS 10.2%
REPURCHASE AGREEMENTS (i) 4.1%			23,246
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.0%
34.251% due 01/29/2021 (c)(d)	ARS	388	2
U.S. TREASURY BILLS 6.1%
0.127% due 10/08/2020 - 01/07/2021 (b)(c)(l)		$34,773	34,771
Total Short-Term Instruments (Cost $58,019)			58,019
Total Investments in Securities (Cost $141,057)			143,735
		SHARES
INVESTMENTS IN AFFILIATES 68.3%
MUTUAL FUNDS (g) 31.0%
PIMCO Investment Grade Credit Bond Fund		7,395,949	81,873
PIMCO Mortgage Opportunities and Bond Fund		8,564,691	93,698
Total Mutual Funds (Cost $171,020)			175,571
SHORT-TERM INSTRUMENTS 37.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 37.3%
PIMCO Short Asset Portfolio		2,897,651	29,014
PIMCO Short-Term Floating NAV Portfolio III		18,480,601	182,238
Total Short-Term Instruments (Cost $210,926)			211,251
Total Investments in Affiliates (Cost $381,946)			386,822
Total Investments 93.7% (Cost $523,003)			$530,557
Financial Derivative Instruments (j)(k) (0.3)%(Cost or Premiums, net $3,387)			(1,800)
Other Assets and Liabilities, net 6.6%			37,405
Net Assets 100.0%			$566,162

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Churchill Capital Corp.	6.000%	09/30/2027	07/10/2020	$1,267	$1,239	0.22%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	09/30/2020	10/01/2020	$471	U.S. Treasury Bills 0.000% due 09/09/2021	$(480)	$471	$471
JPS	0.060	09/30/2020	10/01/2020	6,900	U.S. Treasury Notes 1.500% due 10/31/2024	(7,047)	6,900	6,900
RDR	0.100	09/30/2020	10/01/2020	7,200	U.S. Treasury Notes 1.500% - 1.750% due 01/15/2023 - 05/15/2023	(7,355)	7,200	7,200
SAL	0.110	09/30/2020	10/01/2020	8,300	U.S. Treasury Bonds 3.125% due 08/15/2044	(8,415)	8,300	8,300
SSB	0.000	09/30/2020	10/01/2020	375	U.S. Treasury Notes 2.000% due 08/31/2021(2)	(383)	375	375
Total Repurchase Agreements	$(23,680)	$23,246	$23,246
(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(36) at a weighted average interest rate of 0.091%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Bond December Futures	12/2020	1	$84	$0	$0	$0
Australia Government 10-Year Bond December Futures	12/2020	164	17,548	209	0	(21)
Canada Government 10-Year Bond December Futures	12/2020	1	114	0	0	0
DAX Index December Futures	12/2020	17	6,368	(204)	0	(35)
E-mini NASDAQ 100 Index December Futures	12/2020	122	27,834	578	170	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

E-mini S&P 500 Index December Futures	12/2020	1,290	216,204	177	1,215	0
Euro STOXX 50 December Futures	12/2020	25	936	14	0	(65)
Euro-BTP Italy Government Bond December Futures	12/2020	406	54,119	152	45	(41)
FTSE 100 Index December Futures	12/2020	19	1,432	11	0	(42)
FTSE/MIB Index December Futures	12/2020	1	111	(5)	0	(1)
Gold 100 oz. December Futures	12/2020	20	3,791	36	0	(15)
Hang Seng China Enterprises Index October Futures	10/2020	11	1,663	11	12	(10)
IBEX 35 Index October Futures	10/2020	1	79	(3)	0	(1)
Japan Government 10-Year Bond December Futures	12/2020	1	1,442	3	0	0
Mini MSCI Emerging Markets Index December Futures	12/2020	89	4,844	(68)	77	0
Nikkei 225 Yen-denominated December Futures	12/2020	60	6,618	112	20	(53)
S&P/Toronto Stock Exchange 60 December Futures	12/2020	72	10,398	(78)	0	(92)
SPI 200 Index December Futures	12/2020	62	6,441	(104)	0	(158)
STOXX Europe 600 Price Index December Futures	12/2020	2,642	55,773	(1,073)	31	(355)
Topix Index December Futures	12/2020	138	21,270	344	249	(438)
U.S. Treasury 10-Year Note December Futures	12/2020	445	62,091	59	0	(162)
U.S. Treasury 30-Year Bond December Futures	12/2020	93	16,394	(140)	0	(87)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	25	5,545	(85)	0	(50)
$(54)	$1,819	$(1,626)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CAC 40 Index October Futures	10/2020	1	$(56)	$3	$0	$0
Euro-Bund 10-Year Bond December Futures	12/2020	46	(9,412)	(1)	27	(40)
Euro-Schatz December Futures	12/2020	444	(58,455)	(49)	8	(3)
OMX Stockholm 30 Index October Futures	10/2020	1	(20)	0	0	0
U.S. Treasury 2-Year Note December Futures	12/2020	250	(55,240)	(24)	2	0
U.S. Treasury 5-Year Note December Futures	12/2020	127	(16,006)	(20)	13	0
United Kingdom Long Gilt December Futures	12/2020	120	(21,076)	(54)	47	(24)
$(145)	$97	$(67)
Total Futures Contracts	$(199)	$1,916	$(1,693)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.207%	EUR	480	$2	$(1)	$1	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
iTraxx Europe Senior 34 5-Year Index	(5.000)%	Quarterly	12/20/2025	EUR	100	$(9)	$1	$(8)	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-34 5-Year Index	5.000%	Quarterly	06/20/2025	$460	$12	$11	$23	$0	$0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	100	4	0	4	0	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	100	2	0	2	0	0
iTraxx Europe Main 33 5-Year Index	1.000	Quarterly	06/20/2025	EUR	15,500	361	(36)	325	9	0
$379	$(25)	$354	$9	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(6)	1-Day INR-MIBOR Compounded-OIS	4.531%	Semi-Annual	12/16/2025	INR	191,400	$0	$2	$2	$2	$0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

Pay	1-Year BRL-CDI	6.390	Maturity	01/02/2025	BRL	61,000	0	18	18	18	0
Pay	3-Month CAD-Bank Bill	0.560	Semi-Annual	07/07/2022	CAD	28,400	8	2	10	0	(3)
Pay	3-Month CAD-Bank Bill	0.760	Semi-Annual	07/07/2025		17,600	37	(19)	18	0	(12)
Receive	3-Month CAD-Bank Bill	1.020	Semi-Annual	07/07/2030		30,600	(155)	180	25	34	0
Pay	3-Month CAD-Bank Bill	1.410	Semi-Annual	07/07/2050		6,200	130	(195)	(65)	0	(20)
Receive(6)	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2050		2,900	(158)	8	(150)	7	0
Receive(6)	3-Month CNY-CNREPOFIX	2.655	Quarterly	12/16/2025	CNY	66,100	0	9	9	9	0
Pay(6)	3-Month COP-IBR Compounded-OIS	3.195	Quarterly	10/02/2025	COP	9,590,000	0	1	1	1	0
Receive	3-Month PLN-WIBOR	0.585	Annual	09/22/2025	PLN	30,000	(38)	4	(34)	4	0
Pay	3-Month USD-LIBOR	0.220	Semi-Annual	07/09/2022		$114,600	26	(35)	(9)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		6,400	(299)	1	(298)	5	0
Receive	3-Month USD-LIBOR	0.330	Semi-Annual	07/09/2025		37,600	(66)	78	12	30	0
Receive	3-Month USD-LIBOR	0.640	Semi-Annual	07/09/2030		5,800	(37)	72	35	15	0
Pay	3-Month USD-LIBOR	0.930	Semi-Annual	07/09/2050		1,100	33	(93)	(60)	0	(14)
Pay	3-Month ZAR-JIBAR	4.970	Quarterly	09/30/2025	ZAR	183,800	0	(1)	(1)	0	(1)
Receive(6)	6-Month CLP-CHILIBOR	1.300	Semi-Annual	10/02/2025	CLP	2,685,000	0	(5)	(5)	0	(5)
Receive	6-Month CZK-PRIBOR	0.665	Annual	09/22/2025	CZK	58,700	(10)	0	(10)	0	0
Pay	6-Month EUR-EURIBOR	0.350	Annual	07/09/2022	EUR	55,100	68	59	127	2	0
Receive	6-Month EUR-EURIBOR	0.320	Annual	07/09/2025		49,200	(152)	(148)	(300)	0	0
Pay	6-Month EUR-EURIBOR	0.150	Annual	07/09/2030		25,300	219	62	281	0	(1)
Pay	6-Month EUR-EURIBOR	0.060	Annual	07/09/2050		3,600	(153)	48	(105)	3	0
Pay	6-Month GBP-LIBOR	0.230	Semi-Annual	07/08/2022	GBP	55,500	147	17	164	0	(26)
Receive	6-Month GBP-LIBOR	0.270	Semi-Annual	07/08/2025		57,700	(356)	83	(273)	71	0
Receive	6-Month GBP-LIBOR	0.260	Semi-Annual	07/08/2030		8,400	37	93	130	18	0
Pay	6-Month GBP-LIBOR	0.440	Semi-Annual	07/08/2050		9,400	(42)	(373)	(415)	0	(52)
Receive(6)	6-Month HUF-BBR	1.410	Annual	10/02/2025	HUF	4,562,000	0	(28)	(28)	0	(28)
Pay(6)	6-Month SGD-SOR	0.490	Semi-Annual	12/16/2025	SGD	3,100	0	0	0	0	0
Pay	28-Day MXN-TIIE	6.570	Lunar	12/31/2024	MXN	258,200	880	(117)	763	9	0
Pay	28-Day MXN-TIIE	6.620	Lunar	01/02/2025		255,800	896	(118)	778	9	0
Receive	28-Day MXN-TIIE	5.615	Lunar	04/23/2025		8,500	(14)	4	(10)	0	0
Receive	28-Day MXN-TIIE	5.520	Lunar	04/24/2025		46,800	(68)	20	(48)	0	(2)
Receive	28-Day MXN-TIIE	5.505	Lunar	04/28/2025		8,000	(11)	3	(8)	0	0
Receive	28-Day MXN-TIIE	5.507	Lunar	04/29/2025		16,600	(24)	8	(16)	0	(1)
Receive	28-Day MXN-TIIE	5.030	Lunar	05/05/2025		47,900	(23)	20	(3)	0	(2)
Receive	28-Day MXN-TIIE	5.150	Lunar	05/08/2025		254,300	(179)	101	(78)	0	(10)
Receive	28-Day MXN-TIIE	5.205	Lunar	05/21/2025		109,800	(89)	46	(43)	0	(4)
Pay(6)	28-Day MXN-TIIE	5.085	Lunar	09/25/2025		57,600	0	1	1	1	0
							$607	$(192)	$415	$239	$(181)
Total Swap Agreements							$979	$(217)	$762	$248	$(181)
Cash of $35,186 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2020	CAD	2,431		$1,817	$0	$(9)
	10/2020		$7,243	DKK	46,304	49	0
	11/2020	EUR	2,529		$2,976	8	0
	11/2020		$1,817	CAD	2,431	9	0
	11/2020		1,082	EUR	924	3	0
	11/2020		41,368	JPY	4,412,547	492	0
	12/2020	CNH	5,012		$721	0	(15)
	12/2020	DKK	46,304		7,251	0	(48)
	12/2020		$1,219	SGD	1,672	6	0
BPS	10/2020	CAD	7,616		$5,694	0	(26)
	10/2020	CLP	183,545		239	5	0
	10/2020	CZK	947		42	1	0
	10/2020	EUR	4,824	HUF	1,760,193	21	0
	10/2020	JPY	65,416		$617	0	(3)
	10/2020		$2,299	AUD	3,137	0	(52)
	10/2020		1,089	JPY	114,996	1	0
	11/2020	CHF	5,065		$5,580	74	0
	11/2020	JPY	114,996		1,090	0	(1)
	11/2020		$1,114	CAD	1,473	0	(8)
	11/2020		13	PLN	50	0	0
	12/2020	THB	4,217		$136	3	0
BRC	10/2020		$882	MXN	19,210	0	(15)
	11/2020		911	JPY	97,200	11	0
	12/2020	HKD	10,947		$1,412	0	0
	02/2021	CZK	259		12	1	0
CBK	10/2020	CHF	7,090		7,672	0	(26)
	10/2020	DKK	21,174		3,206	0	(128)
	10/2020	GBP	3,578		4,729	112	0
	10/2020	PEN	17,141		4,890	134	0
	10/2020	RUB	286,209		3,979	299	0
	10/2020		$576	CAD	757	0	(7)
	10/2020		5,028	DKK	32,056	20	0
	10/2020		11,111	PEN	39,325	0	(198)
	11/2020	CAD	8,110		$6,151	60	0
	11/2020	EUR	6,001		7,194	152	0
	11/2020	PEN	7,364		2,077	33	0
	11/2020		$7,679	CHF	7,090	26	0
	11/2020		1,184	EUR	999	0	(11)
	11/2020		1,420	JPY	151,400	16	0
	12/2020	DKK	32,056		$5,034	0	(20)
	12/2020	MXN	8,625		389	2	0
	12/2020	TWD	142,859		4,916	0	(70)
	02/2021	PEN	9,534		2,661	17	0
	03/2021		28,113		7,853	60	0
DUB	10/2020		$5,839	NOK	55,446	105	0
GLM	10/2020	CZK	969		$43	1	0
	10/2020	NOK	101,222		10,655	0	(197)
	10/2020		$2,126	PEN	7,606	0	(16)
	11/2020		10,656	NOK	101,222	197	0
	12/2020	DKK	7,023		$1,105	0	(2)
	12/2020		$4,233	TWD	122,158	31	0
	03/2021	DOP	36,892		$620	4	0
	03/2021	PEN	7,606		2,122	14	0
HUS	10/2020	JPY	51,121		481	0	(4)
	10/2020		$2,101	AUD	2,874	0	(42)
	10/2020		4,489	CAD	5,910	0	(51)
	10/2020		7,822	CHF	7,090	0	(124)
	10/2020		5,149	NOK	45,776	0	(241)
	10/2020		3,769	RUB	268,947	0	(311)
	11/2020		500	EUR	426	0	0
	12/2020		1,078	CNY	7,550	31	0
	12/2020		340	DKK	2,160	0	0
	12/2020		3,109	HKD	24,107	0	0
IND	02/2021	CZK	289		$13	1	0
JPM	10/2020	DKK	9,807		1,488	0	(56)
	10/2020	MXN	13,786		606	0	(16)
	11/2020		$5,929	NOK	51,740	0	(382)
	12/2020	COP	545,748		$149	6	0
MYI	10/2020	AUD	2,311		1,633	0	(22)
	10/2020	DKK	43,062		6,513	0	(269)
	10/2020	JPY	63,290		597	0	(3)
	10/2020		$1,415	AUD	1,967	0	(7)
	10/2020		2,397	CAD	3,161	0	(22)
	10/2020		542	JPY	57,164	0	0
	11/2020	JPY	57,164		$543	0	0
	11/2020		$1,633	AUD	2,311	22	0
SCX	11/2020		939	EUR	794	0	(8)
	02/2021		575	ILS	1,976	3	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

SOG	10/2020	DKK	11,563	$1,746	0	(75)
10/2020	$2,949	GBP	2,290	6	0
12/2020	INR	26,910	$355	0	(8)
12/2020	KRW	640,548	540	0	(9)
SSB	10/2020	CAD	4,695	3,504	0	(22)
10/2020	$1,142	JPY	120,274	0	(2)
11/2020	JPY	120,274	$1,142	2	0
11/2020	$3,505	CAD	4,695	22	0
TOR	10/2020	JPY	57,949	$547	0	(3)
10/2020	$2,251	CAD	2,945	0	(40)
10/2020	320	JPY	33,790	0	0
11/2020	JPY	33,790	$320	0	0
UAG	10/2020	AUD	7,828	5,514	0	(93)
10/2020	JPY	88,448	832	0	(6)
10/2020	$3,647	AUD	5,060	0	(23)
10/2020	79	SEK	680	0	(3)
11/2020	NOK	47,199	$5,312	252	0
11/2020	$5,515	AUD	7,828	92	0
11/2020	80,083	EUR	67,587	0	(765)
11/2020	815	JPY	86,100	2	0
02/2021	CZK	458	$21	1	0
Total Forward Foreign Currency Contracts	$2,407	$(3,459)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Call - OTC USD versus TWD	TWD	29.900	12/11/2020	17,400	$117	$30
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500%	08/24/2021	53,400	$2,114	$0
MYC	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	5.500	08/24/2021	42,550	1,811	0
$3,925	$0
Total Purchased Options	$4,042	$30
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	10/21/2020	2,400	$(2)	$0
Put - OTC CDX.IG-34 5-Year Index	Sell	0.900	10/21/2020	7,200	(9)	(16)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	4,600	(8)	(6)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	11/18/2020	2,200	(4)	(6)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	900	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	900	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	1,700	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	1,700	(2)	(5)
BPS	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	7,100	(12)	(9)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	2,000	(4)	(8)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	12/16/2020	1,200	(2)	(3)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.750	10/21/2020	900	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	1,800	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	1,800	(2)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	800	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	800	(1)	(2)
BRC	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	2,200	(3)	(9)
CBK	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	10/21/2020	2,400	(2)	0
DUB	Put - OTC CDX.IG-34 5-Year Index	Sell	1.050	11/18/2020	1,000	(1)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	2,000	(3)	(8)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	4,100	(3)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	4,100	(6)	(11)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	10/21/2020	2,400	(3)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	0.800	10/21/2020	1,400	(2)	(6)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	2,400	(2)	(3)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	900	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	900	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	1,700	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	1,700	(3)	(5)
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.575	10/21/2020	2,400	(2)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	0.900	10/21/2020	3,600	(4)	(8)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	11/18/2020	1,100	(1)	(3)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	5,300	(10)	(22)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	10/21/2020	900	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	10/21/2020	900	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	1,700	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	1,700	(2)	(2)
MYC	Put - OTC CDX.IG-34 5-Year Index	Sell	0.950	12/16/2020	1,000	(2)	(5)
$(107)	$(148)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date(3)	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(3)
JPM	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	1,100	(8)	0
Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/02/2020	4,500	(83)	0
$(346)	$(3)
Total Written Options	$(453)	$(151)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(4)
Swap Agreements, at Value(6)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$79	$14	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,100	(685)	774	89	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	379	62	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	(1)	0	(5)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	135	25	0
$(1,181)	$1,366	$190	$(5)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	3-Month ILS-TELBOR(2)	0.245%	Annual	10/02/2025	ILS	83,000	$0	$9	$9	$0
CBK	Pay	3-Month KRW-KORIBOR	1.430	Quarterly	07/01/2029	KRW	100	0	0	0	0
GLM	Pay	3-Month MYR-KLIBOR(2)	2.053	Quarterly	12/16/2025	MYR	5,100	0	0	0	0
MYC	Pay	6-Month THB-THBFIX(2)	0.768	Semi-Annual	12/16/2025	THB	361,000	0	0	0	0
SCX	Pay	3-Month CNY-CNREPOFIX	1.783	Quarterly	04/23/2025	CNY	157,000	0	(872)	0	(872)
$0	$(863)	$9	$(872)
TOTAL RETURN SWAPS ON COMMODITY, EQUITY AND INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(7)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	DWRTFT Index	36	0.432% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	$340	$0	$(14)	$0	$(14)
Receive	IXITR Index	3,142	0.402% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/15/2021	8,636	0	(264)	0	(264)
FBF	Pay	Swiss Market Index	10	0.000%	Maturity	12/18/2020	CHF	105	0	4	4	0
GST	Receive	CMDSKEWLS Index	13,639	0.250%	Monthly	02/16/2021	$2,068	0	(12)	0	(12)
JPM	Receive	iBoxx USD Liquid High Yield Index	N/A	0.227% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	100	0	2	2	0
Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.227% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	100	0	1	1	0
Receive	JMABFNJ2 Index	50,070	0.000%	Monthly	12/31/2020	4,494	0	0	0	0
Receive	JMABDEWE Index	2,526	0.300%	Monthly	02/16/2021	3,230	0	44	44	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	September 30, 2020 (Unaudited)

UAG	Receive	DWRTFT Index	39	0.307% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/12/2021	352	0	0	0	0
$0	$(239)	$51	$(290)
Total Swap Agreements	$(1,181)	$264	$250	$(1,167)
(l)

Securities with an aggregate market value of $4,120 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)	YOY options may have a series of expirations.
(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$33,251	$0	$33,251
Industrials	0	7,378	0	7,378
Utilities	0	1,050	0	1,050
U.S. Government Agencies	0	1,075	0	1,075
U.S. Treasury Obligations	0	2,247	0	2,247
Non-Agency Mortgage-Backed Securities	0	8,862	1,239	10,101
Asset-Backed Securities	0	20,433	0	20,433
Sovereign Issues	0	8,249	0	8,249
Preferred Securities
Banking & Finance	0	454	0	454
Real Estate Investment Trusts
Real Estate	1,478	0	0	1,478
Short-Term Instruments
Repurchase Agreements	0	23,246	0	23,246
Argentina Treasury Bills	0	2	0	2
U.S. Treasury Bills	0	34,771	0	34,771
$1,478	$141,018	$1,239	$143,735
Investments in Affiliates, at Value
Mutual Funds	175,571	0	0	175,571
Short-Term Instruments
Central Funds Used for Cash Management Purposes	211,251	0	0	211,251
$386,822	$0	$0	$386,822
Total Investments	$388,300	$141,018	$1,239	$530,557
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,916	248	0	2,164
Over the counter	0	2,687	0	2,687
$1,916	$2,935	$0	$4,851
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,693)	(181)	0	(1,874)
Over the counter	0	(4,777)	0	(4,777)
$(1,693)	$(4,958)	$0	$(6,651)
Total Financial Derivative Instruments	$223	$(2,023)	$0	$(1,800)
Totals	$388,523	$138,995	$1,239	$528,757

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO High Yield Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.2%
CommScope, Inc. 3.397% (LIBOR03M + 3.250%) due 04/06/2026 ~	$990	$967
Da Vinci Purchaser Corp. 5.238% (LIBOR03M + 4.000%) due 01/08/2027 ~	998	988
Diamond Sports Group LLC 3.400% (LIBOR03M + 3.250%) due 08/24/2026 «~	990	772
Emerald TopCo, Inc. 3.761% (LIBOR03M + 3.500%) due 07/24/2026 ~	743	718
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~	1,975	1,424
Getty Images, Inc. 4.688% (LIBOR03M + 4.500%) due 02/19/2026 ~	1,701	1,597
NCI Building Systems, Inc. 3.901% (LIBOR03M + 3.750%) due 04/12/2025 ~	992	980
RegionalCare Hospital Partners Holdings, Inc. 3.897% (LIBOR03M + 3.750%) due 11/17/2025 ~	1,000	974
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~	4,975	4,963
Starfruit Finco BV 3.151% (LIBOR03M + 3.000%) due 10/01/2025 ~	990	960
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~	2,475	2,416
Total Loan Participations and Assignments (Cost $17,610)		16,759
CORPORATE BONDS & NOTES 92.4%
BANKING & FINANCE 8.1%
Allied Universal Holdco LLC 6.625% due 07/15/2026	1,500	1,599
Ally Financial, Inc.
8.000% due 11/01/2031	1,401	1,907
Barclays PLC
6.125% due 12/15/2025 •(c)(d)	500	508
7.750% due 09/15/2023 •(c)(d)	1,000	1,034
BNP Paribas S.A. 7.375% due 08/19/2025 •(c)(d)	2,000	2,229
CIT Group, Inc. 5.000% due 08/15/2022	2,000	2,065
Credit Acceptance Corp. 5.125% due 12/31/2024	1,000	995
ESH Hospitality, Inc.
4.625% due 10/01/2027	1,000	983
5.250% due 05/01/2025	1,000	1,011
Ford Motor Credit Co. LLC
3.096% due 05/04/2023 (f)	3,000	2,937
4.063% due 11/01/2024	1,000	1,001
4.125% due 08/17/2027	1,000	974
4.134% due 08/04/2025	1,000	992
4.140% due 02/15/2023	1,500	1,517
4.250% due 09/20/2022	1,000	1,010
4.375% due 08/06/2023	1,000	1,018
4.542% due 08/01/2026	500	499
5.113% due 05/03/2029	750	772
5.125% due 06/16/2025	750	774
5.584% due 03/18/2024	1,500	1,562
5.596% due 01/07/2022	1,500	1,537
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025	1,500	1,479
Greystar Real Estate Partners LLC 5.750% due 12/01/2025	1,000	1,013
HAT Holdings LLC 3.750% due 09/15/2030	1,000	1,008
Howard Hughes Corp.
5.375% due 03/15/2025	1,500	1,528
5.375% due 08/01/2028	750	749
Intesa Sanpaolo SpA
5.017% due 06/26/2024	1,250	1,315
5.710% due 01/15/2026	1,000	1,091
7.700% due 09/17/2025 •(c)(d)	1,000	1,050
iStar, Inc. 4.250% due 08/01/2025	1,500	1,403

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

Lloyds Banking Group PLC 7.500% due 06/27/2024 •(c)(d)	4,000	4,204
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026	1,000	1,017
5.625% due 05/01/2024	1,000	1,063
5.750% due 02/01/2027	750	809
Nationstar Mortgage Holdings, Inc. 5.500% due 08/15/2028	1,000	1,001
Navient Corp.
6.125% due 03/25/2024	1,000	1,013
6.500% due 06/15/2022	1,000	1,022
6.625% due 07/26/2021	500	508
6.750% due 06/25/2025	500	507
7.250% due 01/25/2022	500	515
OneMain Finance Corp.
5.375% due 11/15/2029	1,000	1,042
5.625% due 03/15/2023	1,000	1,041
6.125% due 03/15/2024	1,000	1,049
6.625% due 01/15/2028	750	834
6.875% due 03/15/2025	1,000	1,112
7.125% due 03/15/2026	1,000	1,118
8.875% due 06/01/2025	500	555
Park Intermediate Holdings LLC 7.500% due 06/01/2025	1,000	1,067
Quicken Loans LLC
3.875% due 03/01/2031	750	743
5.250% due 01/15/2028	1,000	1,056
RHP Hotel Properties LP
4.750% due 10/15/2027	1,000	923
5.000% due 04/15/2023	1,000	982
VICI Properties LP
4.125% due 08/15/2030	500	493
4.625% due 12/01/2029	500	512
		61,746
INDUSTRIALS 76.0%
Acadia Healthcare Co., Inc.
5.625% due 02/15/2023	1,500	1,513
6.500% due 03/01/2024	500	515
AdaptHealth LLC 6.125% due 08/01/2028	500	519
Adient Global Holdings Ltd. 4.875% due 08/15/2026	2,000	1,909
Adient U.S. LLC 7.000% due 05/15/2026	250	268
ADT Security Corp.
4.125% due 06/15/2023	1,000	1,050
4.875% due 07/15/2032	1,000	1,013
Air Medical Group Holdings, Inc. 6.375% due 05/15/2023	2,500	2,509
Albertsons Cos., Inc.
3.250% due 03/15/2026	250	249
3.500% due 03/15/2029	500	486
4.625% due 01/15/2027	250	256
4.875% due 02/15/2030	1,000	1,044
7.500% due 03/15/2026	1,500	1,648
Alcoa Nederland Holding BV
6.125% due 05/15/2028	500	528
6.750% due 09/30/2024	500	517
7.000% due 09/30/2026	250	262
Allison Transmission, Inc. 5.000% due 10/01/2024	2,000	2,024
Altice Financing S.A.
5.000% due 01/15/2028	1,000	973
7.500% due 05/15/2026	1,250	1,325
Altice France Holding S.A. 6.000% due 02/15/2028	1,000	956
Altice France S.A.
5.125% due 01/15/2029	500	500
5.500% due 01/15/2028	2,000	2,027
7.375% due 05/01/2026	2,500	2,622
8.125% due 02/01/2027	1,000	1,091
AMC Networks, Inc.
4.750% due 12/15/2022	667	668
4.750% due 08/01/2025	500	518
5.000% due 04/01/2024	1,000	1,024
American Builders & Contractors Supply Co., Inc.
4.000% due 01/15/2028	2,000	2,036
5.875% due 05/15/2026	1,750	1,819
Amsted Industries, Inc.
4.625% due 05/15/2030	1,000	1,034
5.625% due 07/01/2027	500	534
ANGI Group LLC 3.875% due 08/15/2028	625	620

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

Apache Corp.
4.625% due 11/15/2025	500	478
4.875% due 11/15/2027	1,000	947
Aramark Services, Inc. 5.000% due 02/01/2028	1,000	1,009
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	750	761
5.250% due 08/15/2027	2,000	2,040
6.000% due 02/15/2025	413	429
Ascend Learning LLC 6.875% due 08/01/2025	1,500	1,532
Ascent Resources Utica Holdings LLC 7.000% due 11/01/2026	1,000	768
Ashland LLC 4.750% due 08/15/2022	225	236
Avantor Funding, Inc. 4.625% due 07/15/2028	1,625	1,688
Avantor, Inc. 6.000% due 10/01/2024	1,000	1,046
Avient Corp. 5.750% due 05/15/2025	750	796
Avon International Operations, Inc. 7.875% due 08/15/2022	1,000	1,015
Axalta Coating Systems LLC 4.750% due 06/15/2027	1,250	1,286
B.C. Unlimited Liability Co.
3.875% due 01/15/2028	1,000	1,020
4.000% due 10/15/2030 (a)	1,375	1,389
4.250% due 05/15/2024	1,000	1,019
5.000% due 10/15/2025	3,000	3,081
Ball Corp. 5.250% due 07/01/2025	1,500	1,701
Bausch Health Americas, Inc.
8.500% due 01/31/2027	2,000	2,200
9.250% due 04/01/2026	1,500	1,652
Bausch Health Cos., Inc.
5.000% due 01/30/2028	1,000	973
5.250% due 01/30/2030	1,000	986
5.500% due 03/01/2023	373	373
5.500% due 11/01/2025	2,000	2,049
5.750% due 08/15/2027	1,000	1,063
5.875% due 05/15/2023	83	83
6.125% due 04/15/2025	1,250	1,281
7.000% due 01/15/2028	1,000	1,059
7.250% due 05/30/2029	1,000	1,078
9.000% due 12/15/2025	1,000	1,090
BCD Acquisition, Inc. 9.625% due 09/15/2023	1,275	1,272
Beacon Roofing Supply, Inc. 4.875% due 11/01/2025 (f)	5,000	4,909
Berry Global, Inc.
4.500% due 02/15/2026	1,000	1,012
5.125% due 07/15/2023	428	435
6.000% due 10/15/2022	500	502
Black Knight InfoServ LLC 3.625% due 09/01/2028	500	506
Bombardier, Inc.
7.500% due 03/15/2025	1,000	753
7.875% due 04/15/2027	1,000	760
8.750% due 12/01/2021	1,500	1,522
Boxer Parent Co., Inc. 7.125% due 10/02/2025	1,000	1,070
Boyd Gaming Corp. 4.750% due 12/01/2027	1,000	983
Buckeye Partners LP
4.125% due 03/01/2025	875	837
4.500% due 03/01/2028	625	604
Builders FirstSource, Inc. 5.000% due 03/01/2030	1,250	1,296
BY Crown Parent LLC 4.250% due 01/31/2026	875	892
Cablevision Lightpath LLC
3.875% due 09/15/2027	750	751
5.625% due 09/15/2028	250	254
Caesars Entertainment, Inc. 6.250% due 07/01/2025	875	913
Caesars Resort Collection LLC
5.250% due 10/15/2025	2,000	1,938
5.750% due 07/01/2025	500	516
Callon Petroleum Co. 6.375% due 07/01/2026	1,000	249
Camelot Finance S.A. 4.500% due 11/01/2026	1,000	1,025
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	1,000	1,012

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

Cascades, Inc.
5.125% due 01/15/2026	500	525
5.375% due 01/15/2028	1,000	1,053
Catalent Pharma Solutions, Inc.
4.875% due 01/15/2026	2,000	2,047
5.000% due 07/15/2027	1,000	1,042
CCO Holdings LLC
4.250% due 02/01/2031	2,000	2,076
4.500% due 08/15/2030	2,000	2,103
4.500% due 05/01/2032	1,000	1,045
4.750% due 03/01/2030	1,000	1,060
5.000% due 02/01/2028	1,000	1,052
5.125% due 05/01/2027	1,000	1,054
5.375% due 05/01/2025	1,000	1,030
5.375% due 06/01/2029	1,500	1,627
5.750% due 02/15/2026 (f)	3,000	3,124
5.875% due 05/01/2027	1,000	1,051
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025	500	528
Cedar Fair LP 5.250% due 07/15/2029	1,250	1,189
Cenovus Energy, Inc.
4.250% due 04/15/2027	1,500	1,366
5.375% due 07/15/2025	500	482
6.750% due 11/15/2039	1,500	1,507
Centene Corp.
3.375% due 02/15/2030	1,000	1,039
4.625% due 12/15/2029	1,500	1,620
4.750% due 01/15/2025	1,000	1,029
5.250% due 04/01/2025	1,250	1,301
5.375% due 06/01/2026	500	528
5.375% due 08/15/2026	1,000	1,062
Centennial Resource Production LLC 5.375% due 01/15/2026	2,000	805
CF Industries, Inc. 5.150% due 03/15/2034	2,000	2,368
Change Healthcare Holdings LLC 5.750% due 03/01/2025	2,000	2,027
Chemours Co.
6.625% due 05/15/2023	500	507
7.000% due 05/15/2025 (f)	1,000	1,006
Cheniere Energy Partners LP
4.500% due 10/01/2029	1,000	1,027
5.250% due 10/01/2025	2,500	2,560
5.625% due 10/01/2026	500	521
Cheniere Energy, Inc. 4.625% due 10/15/2028	1,375	1,414
Churchill Downs, Inc.
4.750% due 01/15/2028	2,000	2,015
5.500% due 04/01/2027	750	785
Cirsa Finance International SARL 7.875% due 12/20/2023	900	837
Clarios Global LP
6.250% due 05/15/2026	1,000	1,050
8.500% due 05/15/2027	1,250	1,299
Clean Harbors, Inc.
4.875% due 07/15/2027	750	779
5.125% due 07/15/2029	375	408
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024	1,000	972
Cleveland-Cliffs, Inc.
4.875% due 01/15/2024	500	494
5.875% due 06/01/2027	500	466
CNX Midstream Partners LP 6.500% due 03/15/2026	1,000	1,016
Colfax Corp.
6.000% due 02/15/2024	500	521
6.375% due 02/15/2026	500	531
CommScope Technologies LLC
5.000% due 03/15/2027	1,000	962
6.000% due 06/15/2025	1,167	1,184
CommScope, Inc.
6.000% due 03/01/2026	250	261
7.125% due 07/01/2028	1,000	1,029
8.250% due 03/01/2027	750	781
Community Health Systems, Inc.
6.250% due 03/31/2023	2,500	2,447
6.625% due 02/15/2025	1,000	970
8.000% due 03/15/2026	875	860
8.625% due 01/15/2024	1,000	997
Comstock Resources, Inc. 7.500% due 05/15/2025	1,500	1,436
Connect Finco SARL 6.750% due 10/01/2026	1,250	1,256
Constellium SE
5.750% due 05/15/2024	500	511

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

5.875% due 02/15/2026	1,000	1,028
Continental Resources, Inc.
3.800% due 06/01/2024	1,000	930
4.375% due 01/15/2028	1,250	1,083
4.500% due 04/15/2023	1,000	955
4.900% due 06/01/2044	500	379
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	1,000	703
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (b)	625	632
Core & Main LP 6.125% due 08/15/2025	4,000	4,059
Cornerstone Building Brands, Inc. 8.000% due 04/15/2026	3,000	3,157
Coty, Inc. 6.500% due 04/15/2026	1,500	1,181
Crown Americas LLC
4.250% due 09/30/2026	1,000	1,039
4.500% due 01/15/2023	1,000	1,040
4.750% due 02/01/2026	1,000	1,041
CSC Holdings LLC
3.375% due 02/15/2031	1,000	970
4.625% due 12/01/2030	500	503
5.250% due 06/01/2024	2,000	2,149
5.375% due 02/01/2028	500	529
5.500% due 05/15/2026	2,000	2,082
5.500% due 04/15/2027	1,000	1,054
5.750% due 01/15/2030 (f)	2,750	2,926
5.875% due 09/15/2022	1,000	1,059
6.500% due 02/01/2029	1,000	1,117
DaVita, Inc.
3.750% due 02/15/2031	1,750	1,691
4.625% due 06/01/2030	1,000	1,027
DCP Midstream Operating LP
5.125% due 05/15/2029	1,000	987
5.375% due 07/15/2025	1,500	1,550
Dell International LLC
5.875% due 06/15/2021	331	332
7.125% due 06/15/2024	1,000	1,041
Diamond Resorts International, Inc. 7.750% due 09/01/2023	1,500	1,445
Diamond Sports Group LLC
5.375% due 08/15/2026	2,000	1,420
6.625% due 08/15/2027	1,000	521
Digicel Group Ltd. (5.000% Cash and 3.000% PIK) 8.000% due 04/01/2025 (b)	102	36
DISH DBS Corp.
5.000% due 03/15/2023	1,000	1,021
5.875% due 07/15/2022	1,500	1,562
5.875% due 11/15/2024	2,000	2,062
7.750% due 07/01/2026	1,250	1,376
DKT Finance ApS 9.375% due 06/17/2023	1,000	1,035
Dun & Bradstreet Corp. 6.875% due 08/15/2026	1,199	1,290
Edgewell Personal Care Co. 5.500% due 06/01/2028	750	790
Element Solutions, Inc. 3.875% due 09/01/2028	1,000	983
EMC Corp. 3.375% due 06/01/2023	1,000	1,031
Endo Dac
6.000% due 06/30/2028	896	659
9.500% due 07/31/2027	656	687
Energizer Holdings, Inc.
4.375% due 03/31/2029	875	886
4.750% due 06/15/2028	500	518
6.375% due 07/15/2026	2,000	2,152
7.750% due 01/15/2027	375	410
EnLink Midstream Partners LP
4.150% due 06/01/2025	1,500	1,295
5.450% due 06/01/2047	750	472
Entegris, Inc. 4.625% due 02/10/2026	1,500	1,537
Entercom Media Corp.
6.500% due 05/01/2027	250	218
7.250% due 11/01/2024	1,000	838
EQM Midstream Partners LP
4.125% due 12/01/2026	1,000	952
4.750% due 07/15/2023	1,000	1,001
6.000% due 07/01/2025	250	258
6.500% due 07/01/2027	500	531
6.500% due 07/15/2048	500	472
EQT Corp.
3.000% due 10/01/2022	1,000	981
7.875% due 02/01/2025	500	555

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

EW Scripps Co. 5.125% due 05/15/2025	1,000	980
Fairstone Financial, Inc. 7.875% due 07/15/2024	1,500	1,542
Flex Acquisition Co., Inc.
6.875% due 01/15/2025	1,750	1,754
7.875% due 07/15/2026	1,000	1,013
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	1,000	1,014
5.000% due 09/01/2027	875	916
5.250% due 09/01/2029	750	806
5.400% due 11/14/2034	2,500	2,770
Gap, Inc.
8.625% due 05/15/2025	750	823
8.875% due 05/15/2027	1,000	1,139
Garda World Security Corp. 4.625% due 02/15/2027	1,500	1,511
GCP Applied Technologies, Inc. 5.500% due 04/15/2026	2,000	2,047
Global Medical Response, Inc. 6.500% due 10/01/2025 (a)	1,250	1,242
goeasy Ltd. 5.375% due 12/01/2024	1,000	1,014
Graphic Packaging International LLC
3.500% due 03/15/2028	750	752
4.125% due 08/15/2024	500	526
4.875% due 11/15/2022	500	521
Gray Television, Inc. 5.125% due 10/15/2024	1,000	1,022
Griffon Corp. 5.750% due 03/01/2028	1,250	1,308
H-Food Holdings LLC 8.500% due 06/01/2026	2,000	1,962
Hanesbrands, Inc.
4.625% due 05/15/2024	1,000	1,042
4.875% due 05/15/2026	1,500	1,604
Harsco Corp. 5.750% due 07/31/2027	1,000	1,016
Harvest Midstream LP 7.500% due 09/01/2028	750	748
HCA, Inc.
3.500% due 09/01/2030	2,000	2,040
5.375% due 02/01/2025	2,500	2,741
5.875% due 05/01/2023	1,000	1,090
Herc Holdings, Inc. 5.500% due 07/15/2027	750	777
Hill-Rom Holdings, Inc. 5.000% due 02/15/2025	1,250	1,295
Hilton Domestic Operating Co., Inc.
4.875% due 01/15/2030	1,000	1,032
5.125% due 05/01/2026	1,375	1,416
Hilton Worldwide Finance LLC
4.625% due 04/01/2025	1,000	1,009
4.875% due 04/01/2027	750	763
Howmet Aerospace, Inc.
5.125% due 10/01/2024	1,000	1,055
5.950% due 02/01/2037	1,000	1,075
Hughes Satellite Systems Corp. 7.625% due 06/15/2021	1,000	1,039
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)	500	508
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	500	529
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	500	534
Indigo Natural Resources LLC 6.875% due 02/15/2026	1,000	976
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028	125	127
International Game Technology PLC
5.250% due 01/15/2029	750	760
6.250% due 02/15/2022	575	588
6.250% due 01/15/2027	500	537
6.500% due 02/15/2025	1,500	1,604
IQVIA, Inc.
5.000% due 10/15/2026	2,000	2,094
5.000% due 05/15/2027	1,000	1,051
Jagged Peak Energy LLC 5.875% due 05/01/2026	1,500	1,497
Jaguar Holding Co.
4.625% due 06/15/2025	1,000	1,032
5.000% due 06/15/2028	750	784
JELD-WEN, Inc.
4.625% due 12/15/2025	1,000	1,009
4.875% due 12/15/2027	1,750	1,791

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

Kaiser Aluminum Corp. 4.625% due 03/01/2028	1,000	934
KAR Auction Services, Inc. 5.125% due 06/01/2025	1,000	1,001
KFC Holding Co.
4.750% due 06/01/2027	750	789
5.250% due 06/01/2026	2,000	2,083
Kraft Heinz Foods Co.
4.250% due 03/01/2031	1,000	1,099
4.375% due 06/01/2046	1,000	1,030
4.875% due 10/01/2049	750	792
5.000% due 07/15/2035	500	576
5.000% due 06/04/2042	3,000	3,286
5.200% due 07/15/2045	3,000	3,283
5.500% due 06/01/2050	750	861
L Brands, Inc.
6.625% due 10/01/2030	625	638
6.875% due 07/01/2025	500	541
6.875% due 11/01/2035	1,500	1,481
LABL Escrow Issuer LLC 6.750% due 07/15/2026	2,000	2,114
Lamar Media Corp. 3.750% due 02/15/2028	1,000	997
Lamb Weston Holdings, Inc.
4.625% due 11/01/2024	1,000	1,045
4.875% due 11/01/2026	1,000	1,044
Lennar Corp.
4.750% due 11/29/2027	1,000	1,143
5.000% due 06/15/2027	1,500	1,684
5.250% due 06/01/2026	1,250	1,401
5.375% due 10/01/2022	1,000	1,059
5.875% due 11/15/2024	750	840
Level 3 Financing, Inc.
5.250% due 03/15/2026	1,000	1,037
5.375% due 01/15/2024	1,000	1,013
5.375% due 05/01/2025	1,000	1,032
LifePoint Health, Inc. 4.375% due 02/15/2027	500	502
Live Nation Entertainment, Inc.
4.875% due 11/01/2024	1,000	969
6.500% due 05/15/2027	875	945
Logan Merger Sub, Inc. 5.500% due 09/01/2027	750	763
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	1,250	1,238
Marriott Ownership Resorts, Inc.
4.750% due 01/15/2028	500	476
6.500% due 09/15/2026	1,000	1,028
Masonite International Corp. 5.375% due 02/01/2028	1,500	1,605
Matador Resources Co. 5.875% due 09/15/2026	1,000	838
Mattel, Inc. 5.875% due 12/15/2027	1,000	1,078
Mauser Packaging Solutions Holding Co. 5.500% due 04/15/2024	2,500	2,512
MDC Holdings, Inc. 6.000% due 01/15/2043	1,000	1,212
MEG Energy Corp.
7.000% due 03/31/2024	600	560
7.125% due 02/01/2027	1,500	1,349
MGM Resorts International
5.500% due 04/15/2027	327	342
5.750% due 06/15/2025	657	690
6.000% due 03/15/2023	500	520
7.750% due 03/15/2022	1,000	1,056
MPH Acquisition Holdings LLC 7.125% due 06/01/2024	2,000	2,057
MSCI, Inc.
3.625% due 09/01/2030	500	514
4.000% due 11/15/2029	1,000	1,052
5.375% due 05/15/2027	500	535
Murphy Oil Corp.
5.750% due 08/15/2025	500	437
6.875% due 08/15/2024	1,000	927
Nabors Industries, Inc. 5.750% due 02/01/2025	500	171
NCL Corp. Ltd. 10.250% due 02/01/2026	500	523
NCR Corp.
5.000% due 10/01/2028	500	500
5.250% due 10/01/2030	375	376
Netflix, Inc.
4.375% due 11/15/2026	2,500	2,727
4.875% due 04/15/2028	1,500	1,679
4.875% due 06/15/2030	1,000	1,142

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

5.375% due 11/15/2029	500	590
5.875% due 02/15/2025	500	565
Nexstar Broadcasting, Inc.
4.750% due 11/01/2028	500	511
5.625% due 07/15/2027	1,750	1,838
NextEra Energy Operating Partners LP
4.250% due 07/15/2024	625	653
4.250% due 09/15/2024	500	522
4.500% due 09/15/2027	750	808
Nielsen Co. Luxembourg SARL 5.000% due 02/01/2025 (f)	1,500	1,527
Nielsen Finance LLC
5.000% due 04/15/2022	2,000	2,007
5.625% due 10/01/2028	500	515
5.875% due 10/01/2030	750	778
Nouryon Holding BV 8.000% due 10/01/2026 (f)	3,500	3,716
Novelis Corp.
4.750% due 01/30/2030	2,000	1,956
5.875% due 09/30/2026	2,500	2,572
Nufarm Australia Ltd. 5.750% due 04/30/2026	750	768
NuStar Logistics LP
5.750% due 10/01/2025	625	647
6.375% due 10/01/2030	500	520
Occidental Petroleum Corp.
1.730% (US0003M + 1.450%) due 08/15/2022 ~	3,000	2,672
2.700% due 08/15/2022	686	642
2.700% due 02/15/2023	500	459
2.900% due 08/15/2024	500	425
3.125% due 02/15/2022	1,000	949
3.400% due 04/15/2026	500	400
3.500% due 06/15/2025	1,000	832
4.300% due 08/15/2039	750	523
4.400% due 04/15/2046	500	358
4.625% due 06/15/2045	2,000	1,450
5.550% due 03/15/2026	1,000	907
5.875% due 09/01/2025	625	574
6.375% due 09/01/2028	500	464
6.450% due 09/15/2036	750	639
6.600% due 03/15/2046	500	433
6.625% due 09/01/2030	750	693
7.500% due 05/01/2031	500	476
8.000% due 07/15/2025	500	504
8.875% due 07/15/2030	875	903
ON Semiconductor Corp. 3.875% due 09/01/2028	1,000	1,016
Open Text Corp. 5.875% due 06/01/2026	1,500	1,563
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028	2,250	2,344
7.375% due 06/01/2025	750	763
Outfront Media Capital LLC 5.000% due 08/15/2027	1,000	977
Par Pharmaceutical, Inc. 7.500% due 04/01/2027	1,295	1,358
Park-Ohio Industries, Inc. 6.625% due 04/15/2027	500	461
Parkland Corp. 5.875% due 07/15/2027	1,750	1,843
PDC Energy, Inc.
5.750% due 05/15/2026	1,000	935
6.125% due 09/15/2024	1,000	955
Performance Food Group, Inc.
5.500% due 06/01/2024	500	501
5.500% due 10/15/2027	500	516
PetSmart, Inc.
5.875% due 06/01/2025	750	770
7.125% due 03/15/2023	1,000	1,010
Pilgrim's Pride Corp.
5.750% due 03/15/2025	1,000	1,020
5.875% due 09/30/2027	1,000	1,034
PM General Purchaser LLC 9.500% due 10/01/2028 (a)	1,000	1,039
Post Holdings, Inc.
4.625% due 04/15/2030	1,000	1,030
5.000% due 08/15/2026	1,500	1,540
5.500% due 12/15/2029	1,000	1,071
5.625% due 01/15/2028	1,250	1,326
5.750% due 03/01/2027	2,000	2,108
Precision Drilling Corp. 7.750% due 12/15/2023	750	572
Prestige Brands, Inc. 5.125% due 01/15/2028	1,000	1,035
Prime Security Services Borrower LLC
5.250% due 04/15/2024	1,000	1,049

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

5.750% due 04/15/2026		1,000	1,072
6.250% due 01/15/2028		1,000	1,014
Qorvo, Inc. 3.375% due 04/01/2031		1,250	1,274
Qualitytech LP 4.750% due 11/15/2025		1,500	1,561
Radiate Holdco LLC
4.500% due 09/15/2026		750	753
6.500% due 09/15/2028		1,000	1,028
Range Resources Corp.
4.875% due 05/15/2025		1,000	905
5.000% due 03/15/2023		561	534
Rattler Midstream LP 5.625% due 07/15/2025		375	379
RBS Global, Inc. 4.875% due 12/15/2025		2,000	2,032
Refinitiv U.S. Holdings, Inc.
6.250% due 05/15/2026		2,000	2,139
8.250% due 11/15/2026		3,000	3,292
Revlon Consumer Products Corp. 6.250% due 08/01/2024		750	111
Reynolds Group Issuer, Inc.
4.000% due 10/15/2027 (a)		1,875	1,889
5.125% due 07/15/2023		920	932
7.000% due 07/15/2024		813	828
Rockies Express Pipeline LLC
4.800% due 05/15/2030		500	492
6.875% due 04/15/2040		500	523
Sabre GLBL, Inc.
7.375% due 09/01/2025		1,000	1,012
9.250% due 04/15/2025		500	551
Scientific Games International, Inc.
5.000% due 10/15/2025		1,500	1,512
7.000% due 05/15/2028		750	753
Scripps Escrow, Inc. 5.875% due 07/15/2027		750	725
Sealed Air Corp.
5.250% due 04/01/2023		1,500	1,588
5.500% due 09/15/2025		1,000	1,113
Select Medical Corp. 6.250% due 08/15/2026		1,000	1,042
Sensata Technologies BV 5.625% due 11/01/2024		1,250	1,360
Sensata Technologies UK Financing Co. PLC 6.250% due 02/15/2026		1,000	1,049
Sensata Technologies, Inc.
3.750% due 02/15/2031		1,000	996
4.375% due 02/15/2030		500	526
Sigma Holdco BV
5.750% due 05/15/2026	EUR	1,000	1,160
7.875% due 05/15/2026		$3,000	3,059
Signature Aviation U.S. Holdings, Inc. 5.375% due 05/01/2026		1,000	1,013
Silgan Holdings, Inc. 4.125% due 02/01/2028		1,500	1,534
Simmons Foods, Inc.
5.750% due 11/01/2024		1,000	1,004
7.750% due 01/15/2024		500	526
Sinclair Television Group, Inc.
5.125% due 02/15/2027		1,000	930
5.500% due 03/01/2030		1,000	929
Sirius XM Radio, Inc.
4.125% due 07/01/2030		1,000	1,026
5.000% due 08/01/2027		1,000	1,046
5.500% due 07/01/2029		500	539
Southwestern Energy Co. 7.500% due 04/01/2026		1,500	1,470
Spectrum Brands, Inc.
5.000% due 10/01/2029		750	780
5.750% due 07/15/2025		1,500	1,550
6.125% due 12/15/2024		1,000	1,031
Speedway Motorsports LLC 4.875% due 11/01/2027		1,375	1,323
Spirit AeroSystems, Inc. 7.500% due 04/15/2025		1,000	1,014
SPX FLOW, Inc. 5.875% due 08/15/2026		1,000	1,043
Standard Industries, Inc.
3.375% due 01/15/2031		1,000	989
4.375% due 07/15/2030		1,250	1,284
4.750% due 01/15/2028		1,000	1,040
5.000% due 02/15/2027		500	521
Staples, Inc.
7.500% due 04/15/2026		2,000	1,846
10.750% due 04/15/2027		500	402

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

Station Casinos LLC
4.500% due 02/15/2028	750	695
5.000% due 10/01/2025	500	493
Sunoco LP
4.875% due 01/15/2023	750	756
5.500% due 02/15/2026	500	501
5.875% due 03/15/2028	500	513
Switch Ltd. 3.750% due 09/15/2028	750	759
T-Mobile USA, Inc.
4.500% due 02/01/2026	1,000	1,032
4.750% due 02/01/2028	750	803
6.500% due 01/15/2026	2,000	2,092
Team Health Holdings, Inc. 6.375% due 02/01/2025	1,000	690
TEGNA, Inc.
4.625% due 03/15/2028	1,000	980
5.000% due 09/15/2029	1,000	988
5.500% due 09/15/2024	1,000	1,020
Teine Energy Ltd. 6.875% due 09/30/2022	750	740
Telenet Finance Luxembourg Notes SARL 5.500% due 03/01/2028	1,000	1,054
Tempo Acquisition LLC 6.750% due 06/01/2025	2,500	2,556
Tempur Sealy International, Inc.
5.500% due 06/15/2026	1,000	1,040
5.625% due 10/15/2023	750	760
Tenet Healthcare Corp.
4.625% due 07/15/2024	1,000	1,004
4.625% due 09/01/2024	1,125	1,135
4.875% due 01/01/2026	500	508
5.125% due 05/01/2025	2,000	2,005
5.125% due 11/01/2027	500	516
6.125% due 10/01/2028	2,000	1,951
6.250% due 02/01/2027	2,000	2,067
6.750% due 06/15/2023	2,000	2,102
8.125% due 04/01/2022	1,000	1,112
Terex Corp. 5.625% due 02/01/2025	1,000	993
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021	389	386
3.150% due 10/01/2026	1,750	1,548
4.100% due 10/01/2046	1,000	834
TopBuild Corp. 5.625% due 05/01/2026	2,000	2,072
TransDigm, Inc.
5.500% due 11/15/2027	2,000	1,926
6.250% due 03/15/2026	2,000	2,100
6.375% due 06/15/2026	2,000	2,012
6.500% due 07/15/2024	1,000	1,000
Transocean Guardian Ltd. 5.875% due 01/15/2024	975	634
Transocean Pontus Ltd. 6.125% due 08/01/2025	780	702
Transocean, Inc.
7.250% due 11/01/2025	1,000	285
7.500% due 04/15/2031	1,250	175
TreeHouse Foods, Inc. 6.000% due 02/15/2024	1,000	1,028
TripAdvisor, Inc. 7.000% due 07/15/2025	500	522
Triumph Group, Inc.
6.250% due 09/15/2024	500	427
7.750% due 08/15/2025	750	484
8.875% due 06/01/2024	875	934
Trivium Packaging Finance BV 5.500% due 08/15/2026	1,000	1,038
U.S. Concrete, Inc. 6.375% due 06/01/2024	1,250	1,291
U.S. Foods, Inc.
5.875% due 06/15/2024	1,250	1,261
6.250% due 04/15/2025	750	795
United Rentals North America, Inc.
3.875% due 02/15/2031	500	508
4.000% due 07/15/2030	1,500	1,536
4.625% due 10/15/2025	1,000	1,024
5.500% due 05/15/2027	1,500	1,598
Univar Solutions USA, Inc. 5.125% due 12/01/2027	1,000	1,028
Univision Communications, Inc.
5.125% due 02/15/2025 (f)	3,000	2,848
6.625% due 06/01/2027	1,250	1,223
UPC Holding BV 5.500% due 01/15/2028	2,000	2,069

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

USA Compression Partners LP 6.875% due 04/01/2026	1,250	1,241
VeriSign, Inc.
4.625% due 05/01/2023	1,000	1,007
5.250% due 04/01/2025	1,000	1,108
Veritas US, Inc. 7.500% due 09/01/2025	750	774
Vertical U.S. Newco, Inc. 5.250% due 07/15/2027	1,000	1,041
ViaSat, Inc.
5.625% due 09/15/2025	1,500	1,472
5.625% due 04/15/2027	250	258
Viking Cruises Ltd. 5.875% due 09/15/2027	1,250	974
Virgin Media Finance PLC 5.000% due 07/15/2030	1,000	996
Virgin Media Secured Finance PLC 5.500% due 05/15/2029	1,500	1,613
Vmed O2 UK Financing PLC 4.250% due 01/31/2031	1,000	1,022
VOC Escrow Ltd. 5.000% due 02/15/2028	1,000	888
WESCO Distribution, Inc.
7.125% due 06/15/2025	1,500	1,636
7.250% due 06/15/2028	1,500	1,646
West Street Merger Sub, Inc. 6.375% due 09/01/2025	3,000	3,067
Western Midstream Operating LP
4.100% due 02/01/2025	1,000	954
5.450% due 04/01/2044	1,000	857
6.250% due 02/01/2050	2,500	2,320
WMG Acquisition Corp.
3.875% due 07/15/2030	1,000	1,033
5.500% due 04/15/2026	1,000	1,041
WPX Energy, Inc.
4.500% due 01/15/2030	1,000	989
5.250% due 10/15/2027	1,000	1,017
5.875% due 06/15/2028	1,000	1,046
WR Grace & Co-Conn
4.875% due 06/15/2027	1,000	1,035
5.625% due 10/01/2024	500	533
Wyndham Destinations, Inc.
4.625% due 03/01/2030	1,500	1,450
6.625% due 07/31/2026	1,000	1,049
Wynn Las Vegas LLC
5.250% due 05/15/2027	1,000	939
5.500% due 03/01/2025	1,000	962
Wynn Resorts Finance LLC 5.125% due 10/01/2029	1,000	971
XPO Logistics, Inc.
6.250% due 05/01/2025	1,000	1,067
6.500% due 06/15/2022	500	502
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	750	739
6.125% due 03/01/2028	1,250	1,290
Ziggo Bond Co. BV
5.125% due 02/28/2030	1,500	1,522
6.000% due 01/15/2027	1,000	1,036
Ziggo BV
4.875% due 01/15/2030	500	518
5.500% due 01/15/2027	2,697	2,830
		581,299
UTILITIES 8.3%
Antero Midstream Partners LP
5.375% due 09/15/2024	500	429
5.750% due 03/01/2027	500	415
Archrock Partners LP 6.250% due 04/01/2028	1,000	945
Blue Racer Midstream LLC
6.125% due 11/15/2022	1,000	978
6.625% due 07/15/2026	1,000	884
Calpine Corp.
4.500% due 02/15/2028	1,000	1,026
4.625% due 02/01/2029	250	250
5.000% due 02/01/2031	375	383
5.125% due 03/15/2028	1,125	1,166
5.250% due 06/01/2026	750	781
CenturyLink, Inc.
4.000% due 02/15/2027	500	509
5.800% due 03/15/2022	1,000	1,037
6.450% due 06/15/2021	1,000	1,027
Clearway Energy Operating LLC
4.750% due 03/15/2028	500	519
5.000% due 09/15/2026	1,500	1,565

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

Covanta Holding Corp.
5.000% due 09/01/2030	500	505
5.875% due 07/01/2025	1,000	1,037
6.000% due 01/01/2027	500	522
Crestwood Midstream Partners LP 5.625% due 05/01/2027	1,000	896
CrownRock LP 5.625% due 10/15/2025	2,500	2,363
Embarq Corp. 7.995% due 06/01/2036	1,000	1,186
Endeavor Energy Resources LP
5.750% due 01/30/2028	2,000	2,014
6.625% due 07/15/2025	500	515
Genesis Energy LP
6.000% due 05/15/2023	750	683
6.500% due 10/01/2025	1,000	859
NGL Energy Partners LP
6.125% due 03/01/2025	750	449
7.500% due 11/01/2023	500	334
NRG Energy, Inc.
5.250% due 06/15/2029	1,000	1,090
6.625% due 01/15/2027	1,500	1,588
NSG Holdings LLC 7.750% due 12/15/2025	990	1,053
Parsley Energy LLC
4.125% due 02/15/2028	500	471
5.375% due 01/15/2025	1,000	1,000
5.625% due 10/15/2027	1,500	1,495
PG&E Corp.
5.000% due 07/01/2028	250	243
5.250% due 07/01/2030	750	727
Sprint Capital Corp. 8.750% due 03/15/2032 (f)	2,000	2,930
Sprint Corp.
7.125% due 06/15/2024	2,000	2,304
7.625% due 02/15/2025	2,000	2,344
7.625% due 03/01/2026	1,000	1,210
7.875% due 09/15/2023 (f)	4,000	4,590
Talen Energy Supply LLC
6.500% due 06/01/2025	1,000	657
7.250% due 05/15/2027	1,000	998
Tallgrass Energy Partners LP
5.500% due 09/15/2024	2,000	1,885
5.500% due 01/15/2028	500	451
Targa Resources Partners LP
5.000% due 01/15/2028	1,000	978
5.250% due 05/01/2023	1,000	1,000
5.500% due 03/01/2030	1,000	996
5.875% due 04/15/2026	1,000	1,029
6.500% due 07/15/2027	750	784
6.875% due 01/15/2029	750	806
Telecom Italia Capital S.A. 6.375% due 11/15/2033	1,000	1,188
Telecom Italia SpA 5.303% due 05/30/2024	1,000	1,087
TerraForm Power Operating LLC
4.250% due 01/31/2023	1,000	1,027
4.750% due 01/15/2030	500	532
5.000% due 01/31/2028	1,000	1,097
Vistra Operations Co. LLC
5.000% due 07/31/2027	1,000	1,051
5.500% due 09/01/2026	1,000	1,045
5.625% due 02/15/2027	2,000	2,113
		63,046
Total Corporate Bonds & Notes (Cost $693,362)		706,091
U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Notes
1.375% due 01/31/2025 (h)	5,000	5,246
2.250% due 11/15/2024	15,000	16,247
Total U.S. Treasury Obligations (Cost $20,402)		21,493
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust 3.622% due 11/25/2036 ^~	324	235
Countrywide Alternative Loan Trust 0.386% due 05/20/2046 ^•	55	44
Countrywide Home Loan Mortgage Pass-Through Trust
0.788% due 03/25/2035 •	25	22
3.205% due 05/20/2036 ^~	148	149
GSR Mortgage Loan Trust 2.937% due 04/25/2035 ~	2	2

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

IndyMac Mortgage Loan Trust 6.000% due 07/25/2037 ^	269	261
WaMu Mortgage Pass-Through Certificates Trust 3.371% due 12/25/2036 ^~	192	188
Washington Mutual Mortgage Pass-Through Certificates Trust 1.989% due 05/25/2046 ^•	19	16
Total Non-Agency Mortgage-Backed Securities (Cost $643)		917
ASSET-BACKED SECURITIES 0.0%
Credit-Based Asset Servicing & Securitization Trust 0.218% due 01/25/2037 ^•	74	29
Total Asset-Backed Securities (Cost $53)		29
SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (e) 0.0%		280
SHORT-TERM NOTES 0.0%
Digicel Group Ltd. (5.000% Cash and 2.000% PIK) 7.000% due 10/16/2020 (b)(c)	153	20
Total Short-Term Instruments (Cost $293)		300
Total Investments in Securities (Cost $732,363)		745,589
	SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio III	3,008,502	29,667
Total Short-Term Instruments (Cost $29,585)		29,667
Total Investments in Affiliates (Cost $29,585)		29,667
Total Investments 101.4% (Cost $761,948)		$775,256
Financial Derivative Instruments (g)(i) 0.0%(Cost or Premiums, net $193)		164
Other Assets and Liabilities, net (1.4)%		(10,688)
Net Assets 100.0%		$764,732

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$280	U.S. Treasury Notes 1.750% due 07/31/2021	$(286)	$280	$280
Total Repurchase Agreements	$(286)	$280	$280
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BRC	0.650%	03/25/2020	TBD(2)	$(440)	$(441)
JPS	(0.500)	09/29/2020	10/20/2020	(383)	(383)
NOM	0.650	09/28/2020	10/28/2020	(13,576)	(13,577)
UBS	0.800	08/28/2020	11/30/2020	(10,887)	(10,895)
Total Reverse Repurchase Agreements	$(25,296)
(f)	Securities with an aggregate market value of $29,495 and cash of $20 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(15,305) at a weighted average interest rate of 1.117%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-33 5-Year Index	5.000%	Quarterly	12/20/2024	$26,700	$139	$796	$935	$27	$(5)
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	6,900	104	242	346	7	0
Total Swap Agreements	$243	$1,038	$1,281	$34	$(5)
(h)

Securities with an aggregate market value of $556 and cash of $3,188 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	September 30, 2020 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered			Currency to be Received	Asset			Liability
BPS		10/2020	EUR	823			$986	$21			$0
Total Forward Foreign Currency Contracts								$21		$0
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	iBoxx USD Liquid High Yield Index	N/A	0.225% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	$5,000	$(1)	$(3)	$0	$(4)
GST	Receive	iBoxx USD Liquid High Yield Index	N/A	0.227% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	10,000	(25)	49	24	0
	Receive	iBoxx USD Liquid High Yield Index	N/A	0.227% (3-Month USD-LIBOR plus a specified spread)	Maturity	03/22/2021	10,000	(24)	118	94	0
Total Swap Agreements								$(50)	$164	$118	$(4)
(1)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3		Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments						$0	$15,987		$772	$16,759
Corporate Bonds & Notes
Banking & Finance						0	61,746		0	61,746
Industrials						0	581,299		0	581,299
Utilities						0	63,046		0	63,046
U.S. Treasury Obligations						0	21,493		0	21,493
Non-Agency Mortgage-Backed Securities						0	917		0	917
Asset-Backed Securities						0	29		0	29
Short-Term Instruments
Repurchase Agreements						0	280		0	280
Short-Term Notes						0	20		0	20
						$0	$744,817		$772	$745,589
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$29,667	$0		$0	$29,667
Total Investments						$29,667	$744,817		$772	$775,256
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						0	34		0	34
Over the counter						0	139		0	139
						$0	$173		$0	$173
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						0	(5)		0	(5)
Over the counter						0	(4)		0	(4)
						$0	$(9)		$0	$(9)
Total Financial Derivative Instruments						$0	$164		$0	$164
Totals						$29,667	$744,981		$772	$775,420
There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Income Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 144.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.1%
Advanz Pharma Corp. 6.500% (LIBOR03M + 5.500%) due 09/06/2024 ~	$96	$93
Altice France S.A. 4.152% (LIBOR03M + 4.000%) due 08/14/2026 ~	98	96
Avantor, Inc. 3.250% (LIBOR03M + 2.250%) due 11/21/2024 ~	16	15
Avolon TLB Borrower (U.S.) LLC
2.250% (LIBOR03M + 1.500%) due 02/12/2027 ~	30	29
2.500% (LIBOR03M + 1.750%) due 01/15/2025 ~	63	62
Axalta Coating Systems U.S. Holdings, Inc. 1.970% (LIBOR03M + 1.750%) due 06/01/2024 ~	9	8
Bausch Health Cos., Inc.
2.901% (LIBOR03M + 2.750%) due 11/27/2025 ~	48	47
3.151% (LIBOR03M + 3.000%) due 06/02/2025 ~	4	4
Beacon Roofing Supply, Inc. 2.397% (LIBOR03M + 2.250%) due 01/02/2025 ~	20	19
BWAY Holding Co. 3.523% (LIBOR03M + 3.250%) due 04/03/2024 ~	19	18
Caesars Resort Collection LLC 2.897% (LIBOR03M + 2.750%) due 12/23/2024 ~	195	183
Carnival Corp. 8.500% (LIBOR03M + 7.500%) due 06/30/2025 ~	998	1,012
CommScope, Inc. 3.397% (LIBOR03M + 3.250%) due 04/06/2026 ~	99	97
Core & Main LP 3.750% (LIBOR03M + 2.750%) due 08/01/2024 ~	10	9
Delta Air Lines, Inc. 5.750% (LIBOR03M + 4.750%) due 04/29/2023 ~	105	105
Diamond Resorts Corp. 4.750% (LIBOR03M + 3.750%) due 09/02/2023 ~	293	263
Elanco Animal Health, Inc. 1.905% (LIBOR03M + 1.750%) due 08/01/2027 ~	74	72
Emerald TopCo, Inc. 3.761% (LIBOR03M + 3.500%) due 07/24/2026 ~	16	15
Envision Healthcare Corp. 3.897% (LIBOR03M + 3.750%) due 10/10/2025 ~	1,163	838
EyeCare Partners LLC
3.750% due 02/18/2027 µ	6	6
3.897% (LIBOR03M + 3.750%) due 02/18/2027 ~	26	24
Forest City Enterprises LP 3.647% (LIBOR03M + 3.500%) due 12/08/2025 ~	99	96
Froneri International PLC 2.397% (LIBOR03M + 2.250%) due 01/31/2027 ~	64	62
Frontier Communications Corp. 6.000% (PRIME + 2.750%) due 06/15/2024 ~	152	150
Hilton Worldwide Finance LLC 1.898% (LIBOR03M + 1.750%) due 06/22/2026 ~	1,104	1,070
Ingersoll Rand Co. Ltd. 1.897% (LIBOR03M + 1.750%) due 03/01/2027 ~	54	52
Intelsat Jackson Holdings S.A.
3.600% (LIBOR03M + 5.500%) due 07/13/2022 ~µ	205	209
8.000% (PRIME + 4.750%) due 11/27/2023 ~	750	756
8.625% due 01/02/2024	57	58
Jefferies Finance LLC 3.397% - 3.438% (LIBOR03M + 3.250%) due 06/03/2026 ~	22	21
KFC Holding Co. 1.900% (LIBOR03M + 1.750%) due 04/03/2025 ~	1,537	1,512
McDermott Technology Americas, Inc.
3.147% (LIBOR03M + 3.000%) due 06/30/2024 «~	6	5
4.147% (LIBOR03M + 4.000%) due 06/30/2025 ~	13	11
Messer Industrie GmbH 2.720% (LIBOR03M + 2.500%) due 03/01/2026 ~	64	63
MH Sub LLC 3.647% (LIBOR03M + 3.500%) due 09/13/2024 ~	39	38
Nascar Holdings, Inc. 2.895% (LIBOR03M + 2.750%) due 10/19/2026 ~	14	14
NCI Building Systems, Inc. 3.901% (LIBOR03M + 3.750%) due 04/12/2025 ~	127	126
Neiman Marcus Group Ltd. LLC 13.000% (LIBOR03M + 12.000%) due 09/25/2025 ~	451	465
PetSmart, Inc. 4.500% (LIBOR03M + 3.500%) due 03/11/2022 ~	1,071	1,070

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

PUG LLC 3.647% (LIBOR03M + 3.500%) due 02/12/2027 ~		20	18
Refinitiv U.S. Holdings, Inc. 3.397% (LIBOR03M + 3.250%) due 10/01/2025 ~		442	438
RPI Intermediate Finance Trust 1.897% (LIBOR03M + 1.750%) due 02/11/2027 ~		8	8
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		211	201
Sequa Mezzanine Holdings LLC (5.000% Cash and 6.750% PIK) 11.750% (LIBOR03M + 4.000%) due 04/28/2024 «~(a)		41	33
Sinclair Television Group, Inc. 2.647% (LIBOR03M + 2.500%) due 09/30/2026 ~		31	30
Sotera Health Holdings LLC 5.500% (LIBOR03M + 4.500%) due 12/11/2026 ~		73	72
SS&C Technologies Holdings Europe SARL 1.897% (LIBOR03M + 1.750%) due 04/16/2025 ~		73	71
SS&C Technologies, Inc. 1.897% (LIBOR03M + 1.750%) due 04/16/2025 ~		111	107
Starfruit Finco BV 3.151% (LIBOR03M + 3.000%) due 10/01/2025 ~		96	93
Sunshine Luxembourg SARL 4.470% (LIBOR03M + 4.250%) due 10/01/2026 ~		124	124
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		64	50
T-Mobile USA, Inc. 3.147% (LIBOR03M + 3.000%) due 04/01/2027 ~		100	100
U.S. Renal Care, Inc. 5.147% (LIBOR03M + 5.000%) due 06/26/2026 ~		57	56
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		163	157
Valaris PLC TBD% due 08/17/2021		10	10
Westmoreland Mining Holdings LLC 9.250% (LIBOR03M + 8.250%) due 03/15/2022 «~		3	3
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (a)		17	10
Whatabrands LLC 2.906% (LIBOR03M + 2.750%) due 07/31/2026 ~		12	12
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		14	14
Zayo Group Holdings, Inc. 3.147% (LIBOR03M + 3.000%) due 03/09/2027 ~		199	194
Total Loan Participations and Assignments (Cost $10,885)			10,594
CORPORATE BONDS & NOTES 39.1%
BANKING & FINANCE 18.7%
AIB Group PLC 4.263% due 04/10/2025 •		300	323
Ally Financial, Inc.
3.875% due 05/21/2024		79	84
4.250% due 04/15/2021		700	712
8.000% due 11/01/2031		3	4
Ambac LSNI LLC 6.000% due 02/12/2023 •		311	312
Aon Corp. 2.800% due 05/15/2030		60	65
Assurant, Inc. 4.200% due 09/27/2023		6	6
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		90	83
3.250% due 02/15/2027		23	21
5.125% due 10/01/2023		636	638
5.500% due 01/15/2023		62	63
Banca Carige SpA 1.247% due 10/25/2021 •	EUR	600	708
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	400	116

Barclays Bank PLC 7.625% due 11/21/2022 (i)		$800	880
Barclays PLC
1.500% due 09/03/2023	EUR	200	243
1.660% (US0003M + 1.380%) due 05/16/2024 ~		$200	201
3.250% due 01/17/2033	GBP	100	138
3.375% due 04/02/2025 •	EUR	1,400	1,784
4.338% due 05/16/2024 •		$200	215
6.125% due 12/15/2025 •(h)(i)		1,000	1,016
6.375% due 12/15/2025 •(h)(i)	GBP	800	1,025
7.125% due 06/15/2025 •(h)(i)		200	270
7.250% due 03/15/2023 •(h)(i)		400	528
7.875% due 09/15/2022 •(h)(i)		300	396
8.000% due 12/15/2020 •(h)(i)	EUR	400	475

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

BGC Partners, Inc.
3.750% due 10/01/2024		$38	38
5.375% due 07/24/2023		2,218	2,358
BNP Paribas S.A. 4.705% due 01/10/2025 •		210	233
Brighthouse Financial, Inc. 3.700% due 06/22/2027		20	21
Brixmor Operating Partnership LP 1.301% (US0003M + 1.050%) due 02/01/2022 ~		64	63
Brookfield Finance, Inc.
3.900% due 01/25/2028		6	7
4.700% due 09/20/2047		56	65
Cantor Fitzgerald LP 4.875% due 05/01/2024		42	46
CBL & Associates LP 5.950% due 12/15/2026 ^(b)		74	28

CIT Group, Inc.
4.125% due 03/09/2021		18	18
5.000% due 08/15/2022		160	165
Citigroup, Inc. 1.380% (US0003M + 1.100%) due 05/17/2024 ~		180	182
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(h)(i)	EUR	1,200	1,454
Credit Suisse Group AG
2.593% due 09/11/2025 •		$250	261
7.500% due 07/17/2023 •(h)(i)		200	212
CTR Partnership LP 5.250% due 06/01/2025		28	29
Deutsche Bank AG
0.020% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	200	234
0.162% (EUR003M + 0.650%) due 09/10/2021 ~		100	117
3.300% due 11/16/2022		$100	103
3.375% due 05/12/2021		1,054	1,066
3.961% due 11/26/2025 •		1,050	1,117
4.250% due 02/04/2021		200	202
4.250% due 10/14/2021		1,370	1,409
Emerald Bay S.A. 0.000% due 10/08/2020 (e)	EUR	11	13
EPR Properties
4.750% due 12/15/2026		$5	5
4.950% due 04/15/2028		10	10
Equinix, Inc. 2.875% due 02/01/2026	EUR	100	120
Equitable Holdings, Inc.
3.900% due 04/20/2023		$8	9
5.000% due 04/20/2048		3	4
ESH Hospitality, Inc. 4.625% due 10/01/2027		16	16
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		34	37
4.850% due 04/17/2028		9	10
FCE Bank PLC 1.875% due 06/24/2021	EUR	300	349
Ford Motor Credit Co. LLC
1.744% due 07/19/2024		100	110
2.826% (US0003M + 2.550%) due 01/07/2021 ~		$200	199
3.087% due 01/09/2023		200	196
3.416% (US0003M + 3.140%) due 01/07/2022 ~		200	198
3.550% due 10/07/2022		200	198
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025		184	181
6.750% due 03/15/2022		290	286
GE Capital Funding LLC 3.450% due 05/15/2025		1,600	1,714
GE Capital UK Funding Unlimited Co. 4.125% due 09/13/2023	GBP	100	138
GLP Capital LP
4.000% due 01/15/2031		$1,685	1,757
5.250% due 06/01/2025		15	16
5.300% due 01/15/2029		66	74
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		66	72
Hazine Mustesarligi Varlik Kiralama A/S 5.800% due 02/21/2022		200	200
Highwoods Realty LP 3.050% due 02/15/2030		4	4
Howard Hughes Corp. 5.375% due 03/15/2025		56	57
HSBC Holdings PLC
1.629% (US0003M + 1.380%) due 09/12/2026 ~		200	198
2.848% due 06/04/2031 •		1,640	1,701
3.000% due 05/29/2030 •	GBP	100	138
3.973% due 05/22/2030 •		$200	224
4.292% due 09/12/2026 •		200	223
5.875% due 09/28/2026 •(h)(i)	GBP	200	261

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

6.500% due 03/23/2028 •(h)(i)		$200	213
Hudson Pacific Properties LP 3.950% due 11/01/2027		13	14
Hunt Cos., Inc. 6.250% due 02/15/2026		10	10
ING Groep NV 5.750% due 11/16/2026 •(h)(i)		200	208
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(h)(i)	EUR	2,341	2,780
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		$28	28
Kilroy Realty LP 3.050% due 02/15/2030		6	6
Ladder Capital Finance Holdings LLP 4.250% due 02/01/2027		19	16
Life Storage LP 3.875% due 12/15/2027		6	7
Lifestorage LP 3.500% due 07/01/2026		900	1,000
Lloyds Banking Group PLC
4.050% due 08/16/2023		200	217
4.947% due 06/27/2025 •(h)(i)	EUR	849	988
7.500% due 06/27/2024 •(h)(i)		$200	210
7.500% due 09/27/2025 •(h)(i)		400	426
7.625% due 06/27/2023 •(h)(i)	GBP	600	807
7.875% due 06/27/2029 •(h)(i)		750	1,117
Morgan Stanley 7.500% due 04/02/2032 þ(j)		$300	268
National Retail Properties, Inc. 2.500% due 04/15/2030		2	2
Nationwide Building Society
3.766% due 03/08/2024 •		200	213
4.302% due 03/08/2029 •		200	226
4.363% due 08/01/2024 •		1,290	1,400
Natwest Group PLC
1.750% (US0003M + 1.470%) due 05/15/2023 ~		200	201
1.750% due 03/02/2026 •	EUR	200	243
3.498% due 05/15/2023 •		$200	207
3.875% due 09/12/2023		200	215
4.445% due 05/08/2030 •		400	463
4.892% due 05/18/2029 •		200	233
5.076% due 01/27/2030 •		200	238
8.000% due 08/10/2025 •(h)(i)		1,800	2,002
8.625% due 08/15/2021 •(h)(i)		400	411
Navient Corp.
5.000% due 10/26/2020		4	4
5.500% due 01/25/2023		800	810
5.875% due 03/25/2021		1,100	1,110
6.500% due 06/15/2022		680	695
6.625% due 07/26/2021		695	707
New York Life Insurance Co. 3.750% due 05/15/2050		3	3
Newmark Group, Inc. 6.125% due 11/15/2023		44	46
Nissan Motor Acceptance Corp.
1.156% (US0003M + 0.890%) due 01/13/2022 ~		5	5
1.900% due 09/14/2021		9	9
Omega Healthcare Investors, Inc. 3.625% due 10/01/2029		42	43
OneMain Finance Corp.
5.625% due 03/15/2023		1,994	2,075
6.125% due 05/15/2022		234	243
6.125% due 03/15/2024		66	69
6.875% due 03/15/2025		29	32
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		36	36
4.500% due 03/15/2023		83	82
5.250% due 08/15/2022		1,470	1,476
5.500% due 02/15/2024		19	19
Physicians Realty LP 3.950% due 01/15/2028		12	12
QNB Finance Ltd.
1.703% (US0003M + 1.450%) due 08/11/2021 ~		1,400	1,409
1.842% (US0003M + 1.570%) due 07/18/2021 ~		200	201
Regency Centers LP
2.950% due 09/15/2029		4	4
3.700% due 06/15/2030		42	46
Sabra Health Care LP 4.800% due 06/01/2024		15	16
Santander Holdings USA, Inc.
3.244% due 10/05/2026		50	54
3.400% due 01/18/2023		24	25
3.500% due 06/07/2024		55	59
4.400% due 07/13/2027		21	23
Santander UK Group Holdings PLC 7.375% due 06/24/2022 •(h)(i)	GBP	2,250	3,032

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

SBA Communications Corp. 3.875% due 02/15/2027		$40	41
SL Green Operating Partnership LP 3.250% due 10/15/2022		8	8
Societe Generale S.A. 7.375% due 10/04/2023 •(h)(i)		300	309
Spirit Realty LP 3.400% due 01/15/2030		16	16
Starwood Property Trust, Inc. 4.750% due 03/15/2025		18	17
State Bank of India 4.000% due 01/24/2022		400	412
STORE Capital Corp.
4.500% due 03/15/2028		10	11
4.625% due 03/15/2029		7	7
UBS AG 4.750% due 02/12/2026 •(i)	EUR	1,200	1,425
UBS Group AG 5.750% due 02/19/2022 •(h)(i)		1,650	2,020
UniCredit SpA
7.830% due 12/04/2023		$1,490	1,747
9.250% due 06/03/2022 •(h)(i)	EUR	1,100	1,404
Volkswagen Bank GmbH 0.625% due 09/08/2021		1,300	1,534
Welltower, Inc. 4.250% due 04/15/2028		$8	9
WP Carey, Inc. 3.850% due 07/15/2029		7	8
			64,134
INDUSTRIALS 13.7%
Albertsons Cos., Inc.
4.625% due 01/15/2027		6	6
4.875% due 02/15/2030		12	13
Altice Financing S.A. 3.000% due 01/15/2028	EUR	1,700	1,857
Altice France S.A. 7.375% due 05/01/2026		$1,700	1,783
American Airlines Pass-Through Trust
3.350% due 04/15/2031		18	17
4.000% due 01/15/2027		545	455
Anheuser-Busch InBev Worldwide, Inc.
4.500% due 06/01/2050		175	211
4.600% due 06/01/2060		61	74
Arconic Corp. 6.000% due 05/15/2025		29	31
Avon International Capital PLC 6.500% due 08/15/2022		12	12
B.C. Unlimited Liability Co.
4.250% due 05/15/2024		79	81
4.375% due 01/15/2028		12	12
Bacardi Ltd.
4.450% due 05/15/2025		100	112
4.700% due 05/15/2028		100	116
Banner Health
2.338% due 01/01/2030		43	45
3.181% due 01/01/2050		30	33
Boeing Co.
4.508% due 05/01/2023		93	98
4.875% due 05/01/2025		129	141
5.040% due 05/01/2027		238	262
5.150% due 05/01/2030		312	350
5.705% due 05/01/2040		537	629
5.805% due 05/01/2050		440	533
5.930% due 05/01/2060		573	711
Bombardier, Inc.
6.000% due 10/15/2022		60	56
6.125% due 01/15/2023		52	45
7.500% due 03/15/2025		6	5
7.875% due 04/15/2027		177	135
British Airways Pass-Through Trust 4.625% due 12/20/2025		196	190
Broadcom Corp. 3.875% due 01/15/2027		109	121
Broadcom, Inc.
3.150% due 11/15/2025		93	100
4.110% due 09/15/2028		16	18
4.150% due 11/15/2030		132	148
4.300% due 11/15/2032		202	231
5.000% due 04/15/2030		5	6
Camelot Finance S.A. 4.500% due 11/01/2026		5	5
Carnival Corp. 11.500% due 04/01/2023		383	430

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

CCO Holdings LLC
4.500% due 08/15/2030		89	94
4.750% due 03/01/2030		98	104
Centene Corp.
3.375% due 02/15/2030		24	25
4.250% due 12/15/2027		35	37
4.625% due 12/15/2029		43	46
4.750% due 01/15/2025		97	100
Charter Communications Operating LLC
1.901% (US0003M + 1.650%) due 02/01/2024 ~		252	258
4.800% due 03/01/2050		90	103
Citrix Systems, Inc. 3.300% due 03/01/2030		16	17
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024		85	83
Community Health Systems, Inc.
6.250% due 03/31/2023		2,252	2,204
6.625% due 02/15/2025		1,608	1,559
8.000% due 03/15/2026		246	242
8.625% due 01/15/2024		505	503
Connect Finco SARL 6.750% due 10/01/2026		32	32
Continental Airlines Pass-Through Trust 4.150% due 10/11/2025		4	4
Corning, Inc. 5.450% due 11/15/2079		30	38
CVS Pass-Through Trust 5.789% due 01/10/2026		211	227
DAE Funding LLC
4.500% due 08/01/2022		24	24
5.000% due 08/01/2024		47	47
5.250% due 11/15/2021		209	212
5.750% due 11/15/2023		98	99
Dell International LLC 6.200% due 07/15/2030		1,368	1,643
Delta Air Lines, Inc. 7.000% due 05/01/2025		381	419
Diamond Resorts International, Inc. 7.750% due 09/01/2023		303	292
Empresa de Transporte de Pasajeros Metro S.A. 4.700% due 05/07/2050		200	246
Energy Transfer Operating LP
2.900% due 05/15/2025		18	18
3.750% due 05/15/2030		41	40
5.000% due 05/15/2050		37	34
Energy Transfer Partners LP 5.000% due 10/01/2022		1,050	1,104
EOG Resources, Inc. 4.950% due 04/15/2050		6	7
Equifax, Inc. 1.150% (US0003M + 0.870%) due 08/15/2021 ~		34	34
Exela Intermediate LLC 10.000% due 07/15/2023		43	13
Expedia Group, Inc.
6.250% due 05/01/2025		16	18
7.000% due 05/01/2025		69	75
Flex Ltd. 4.875% due 06/15/2029		6	7
Gap, Inc.
8.375% due 05/15/2023		66	73
8.625% due 05/15/2025		296	325
8.875% due 05/15/2027		152	173
General Electric Co.
4.250% due 05/01/2040		19	19
4.350% due 05/01/2050		20	20
5.500% due 06/07/2021	GBP	100	133
5.550% due 01/05/2026		$166	194
5.875% due 01/14/2038		8	9
6.150% due 08/07/2037		1	1
6.875% due 01/10/2039		18	23
General Motors Co. 6.800% due 10/01/2027 (j)		28	34
iHeartCommunications, Inc.
6.375% due 05/01/2026		284	297
8.375% due 05/01/2027		210	207
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (a)		80	85
IHS Markit Ltd. 4.000% due 03/01/2026		2	2
Imperial Brands Finance PLC 3.750% due 07/21/2022		1,300	1,359
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(b)		60	20
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^(b)		227	143
8.000% due 02/15/2024		129	131

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

8.500% due 10/15/2024 ^(b)		878	568
9.750% due 07/15/2025 ^(b)		688	452
Intelsat Luxembourg S.A. 7.750% due 06/01/2021 ^(b)		182	9
Kraft Heinz Foods Co.
3.000% due 06/01/2026		130	134
3.750% due 04/01/2030		128	135
3.875% due 05/15/2027		160	171
3.950% due 07/15/2025		21	23
4.250% due 03/01/2031		138	152
5.500% due 06/01/2050		3,286	3,773
Leidos, Inc. 4.375% due 05/15/2030		12	14
Level 3 Financing, Inc.
3.400% due 03/01/2027		1,557	1,680
3.875% due 11/15/2029		52	56
Marriott International, Inc. 4.625% due 06/15/2030		12	13
Marriott Ownership Resorts, Inc. 6.125% due 09/15/2025		32	34
Melco Resorts Finance Ltd. 5.375% due 12/04/2029		380	378
Micron Technology, Inc.
4.185% due 02/15/2027		34	39
4.663% due 02/15/2030		60	71
5.327% due 02/06/2029		34	41
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	11	15
Moody's Corp. 3.250% due 05/20/2050		$2	2
NCL Corp. Ltd. 3.625% due 12/15/2024		6	4
Netflix, Inc.
3.625% due 06/15/2030	EUR	100	127
3.875% due 11/15/2029		192	249
4.625% due 05/15/2029		100	136
4.875% due 06/15/2030		$100	114
5.375% due 11/15/2029		28	33
5.500% due 02/15/2022		20	21
Noble Holding International Ltd. 7.875% due 02/01/2026 ^(b)		149	37
Norwegian Air Shuttle ASA Pass-Through Trust 4.875% due 11/10/2029		364	331
NVR, Inc. 3.000% due 05/15/2030		34	37
NXP BV
3.150% due 05/01/2027		8	9
3.400% due 05/01/2030		12	13
4.300% due 06/18/2029		105	121
Occidental Petroleum Corp. 1.730% (US0003M + 1.450%) due 08/15/2022 ~		30	27
ONEOK Partners LP 3.375% due 10/01/2022		11	11
Oracle Corp.
3.850% due 04/01/2060		26	31
4.000% due 07/15/2046		27	32
Ortho-Clinical Diagnostics, Inc.
7.250% due 02/01/2028		30	31
7.375% due 06/01/2025		13	13
Pacific Drilling SA 8.375% due 10/01/2023		188	31
Pan American Energy LLC 29.668% (BADLARPP + 0.000%) due 11/20/2020 ~	ARS	7,290	48
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		$55	58
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(b)		385	12
5.500% due 04/12/2037 ^(b)		382	11
6.000% due 05/16/2024 ^(b)		141	4
6.000% due 11/15/2026 ^(b)		63	2
9.750% due 05/17/2035 ^(b)		100	3
Petroleos Mexicanos
5.950% due 01/28/2031		430	358
6.490% due 01/23/2027		40	38
6.500% due 03/13/2027		120	112
6.500% due 01/23/2029		954	855
6.750% due 09/21/2047		10	8
6.840% due 01/23/2030		736	656
6.950% due 01/28/2060		337	258
7.690% due 01/23/2050		60	50
Petronas Capital Ltd. 3.500% due 04/21/2030		200	224
PetSmart, Inc. 5.875% due 06/01/2025		32	33
Post Holdings, Inc. 4.625% due 04/15/2030		34	35

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

PTC, Inc.
3.625% due 02/15/2025		18	18
4.000% due 02/15/2028		8	8
QVC, Inc.
4.375% due 03/15/2023		22	23
4.450% due 02/15/2025		86	89
4.850% due 04/01/2024		29	30
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	100	123
Royal Caribbean Cruises Ltd.
10.875% due 06/01/2023		$189	212
11.500% due 06/01/2025		291	338
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		162	183
Sands China Ltd.
5.125% due 08/08/2025		1,412	1,545
5.400% due 08/08/2028		200	223
Seagate HDD Cayman 4.125% due 01/15/2031		27	29
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025		21	22
Southwest Airlines Co.
4.750% due 05/04/2023		35	37
5.125% due 06/15/2027		82	89
5.250% due 05/04/2025		28	31
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		400	472
Staples, Inc. 7.500% due 04/15/2026		7	6
TEGNA, Inc. 4.625% due 03/15/2028		57	56
Tenet Healthcare Corp. 4.625% due 07/15/2024		8	8
Teva Pharmaceutical Finance BV 3.650% due 11/10/2021		8	8
Teva Pharmaceutical Finance Netherlands BV
2.200% due 07/21/2021		463	460
2.800% due 07/21/2023		100	96
3.250% due 04/15/2022	EUR	100	117
6.000% due 01/31/2025		100	121
Textron, Inc.
0.793% (US0003M + 0.550%) due 11/10/2020 ~		$110	110
2.450% due 03/15/2031		1,678	1,666
Topaz Solar Farms LLC
4.875% due 09/30/2039		31	34
5.750% due 09/30/2039		225	264
TransDigm, Inc. 5.500% due 11/15/2027		22	21
Transocean Guardian Ltd. 5.875% due 01/15/2024		20	13
Transocean, Inc.
7.250% due 11/01/2025		92	26
7.500% due 01/15/2026		40	9
8.000% due 02/01/2027		65	19
Triumph Group, Inc.
5.250% due 06/01/2022		12	10
6.250% due 09/15/2024		15	13
U.S. Renal Care, Inc. 10.625% due 07/15/2027		38	40
United Group BV
3.125% due 02/15/2026	EUR	100	111
3.625% due 02/15/2028		100	111
Univision Communications, Inc.
5.125% due 02/15/2025		$555	527
6.625% due 06/01/2027		283	277
9.500% due 05/01/2025		36	39
Vail Resorts, Inc. 6.250% due 05/15/2025		19	20
Valaris PLC
5.750% due 10/01/2044 ^(b)		70	4
7.750% due 02/01/2026 ^(b)		10	1
Vale Overseas Ltd.
6.250% due 08/10/2026		95	112
6.875% due 11/21/2036		55	72
6.875% due 11/10/2039		22	29
ViaSat, Inc. 5.625% due 04/15/2027		7	7
VMware, Inc.
3.900% due 08/21/2027		20	22
4.700% due 05/15/2030		2,606	3,090
Walt Disney Co.
3.500% due 05/13/2040		85	96
3.600% due 01/13/2051		150	170
3.800% due 05/13/2060		101	117
Western Digital Corp. 4.750% due 02/15/2026		94	102

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

Western Midstream Operating LP
2.116% (US0003M + 1.850%) due 01/13/2023 ~		24	22
6.250% due 02/01/2050		17	16
Windstream Escrow LLC 7.750% due 08/15/2028		42	41
Wyndham Destinations, Inc.
3.900% due 03/01/2023		4	4
4.250% due 03/01/2022		2	2
4.625% due 03/01/2030		21	20
5.650% due 04/01/2024		11	11
6.000% due 04/01/2027		41	42
Wynn Macau Ltd. 5.125% due 12/15/2029		760	731
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	3,890	25
Zayo Group Holdings, Inc.
4.000% due 03/01/2027		$117	115
6.125% due 03/01/2028		47	49
			46,815
UTILITIES 6.7%
AT&T, Inc.
1.650% due 02/01/2028		1,500	1,505
3.500% due 06/01/2041		305	322
3.650% due 06/01/2051		332	337
3.850% due 06/01/2060		239	244
CenturyLink, Inc. 4.000% due 02/15/2027		34	35
Edison International
2.400% due 09/15/2022		75	77
2.950% due 03/15/2023		3	3
3.125% due 11/15/2022		38	39
3.550% due 11/15/2024		42	44
5.750% due 06/15/2027		39	43
Enable Midstream Partners LP 4.950% due 05/15/2028		9	9
FirstEnergy Corp. 2.850% due 07/15/2022		1,400	1,436
Frontier Communications Corp. 8.000% due 04/01/2027		40	40
Gazprom OAO Via Gaz Capital S.A.
2.949% due 01/24/2024	EUR	640	781
4.950% due 07/19/2022		$800	842
6.510% due 03/07/2022		500	532
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^		2	2
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		9	8
ONEOK, Inc. 4.250% due 02/01/2022		1,200	1,242
Pacific Gas & Electric Co.
2.950% due 03/01/2026		221	225
3.150% due 01/01/2026		3,346	3,438
3.250% due 06/15/2023		829	859
3.300% due 03/15/2027		90	92
3.400% due 08/15/2024		159	166
3.450% due 07/01/2025		415	435
3.500% due 06/15/2025		92	97
3.750% due 02/15/2024		224	235
3.750% due 07/01/2028		415	432
3.750% due 08/15/2042		8	7
3.850% due 11/15/2023		45	48
4.000% due 12/01/2046		3	3
4.250% due 03/15/2046		8	8
4.300% due 03/15/2045		602	589
4.450% due 04/15/2042		5	5
4.500% due 07/01/2040		575	586
4.500% due 12/15/2041		11	11
4.550% due 07/01/2030		611	664
4.950% due 07/01/2050		611	656
Petrobras Global Finance BV
5.093% due 01/15/2030		739	778
6.250% due 12/14/2026	GBP	700	1,002
San Diego Gas & Electric Co. 3.750% due 06/01/2047		$2	2
Shell International Finance BV 3.250% due 04/06/2050		100	105
Southern California Edison Co.
2.850% due 08/01/2029		6	6
3.650% due 03/01/2028		4	4
3.650% due 02/01/2050		17	18
4.125% due 03/01/2048		2	2
4.875% due 03/01/2049		5	6
5.750% due 04/01/2035		4	5
6.000% due 01/15/2034		2	3

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

6.650% due 04/01/2029	15	19
Southern California Gas Co. 5.125% due 11/15/2040	2	3
Sprint Corp.
7.250% due 09/15/2021	1,148	1,203
7.625% due 03/01/2026	18	22
7.875% due 09/15/2023	3,319	3,809
Talen Energy Supply LLC 6.625% due 01/15/2028	18	17
Transocean Phoenix Ltd. 7.750% due 10/15/2024	8	8
Transocean Proteus Ltd. 6.250% due 12/01/2024	2	2
		23,111
Total Corporate Bonds & Notes (Cost $131,721)		134,060
CONVERTIBLE BONDS & NOTES 0.0%
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024 ^(b)	6	1
Total Convertible Bonds & Notes (Cost $4)		1
MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	40	44
6.725% due 04/01/2035	10	11
7.350% due 07/01/2035	10	11
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033	140	142
		208
PUERTO RICO 0.0%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2007 5.250% due 07/01/2037 ^(b)	15	11
Commonwealth of Puerto Rico General Obligation Bonds, Series 2008
5.125% due 07/01/2028 ^(b)	5	4
5.700% due 07/01/2023 ^(b)	25	17
Commonwealth of Puerto Rico General Obligation Bonds, Series 2009
5.750% due 07/01/2038 ^(b)	10	7
6.000% due 07/01/2039 ^(b)	5	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2011
5.375% due 07/01/2030 ^(b)	25	17
6.500% due 07/01/2040 ^(b)	5	3
Commonwealth of Puerto Rico General Obligation Bonds, Series 2012
5.000% due 07/01/2041 ^(b)	55	35
5.500% due 07/01/2039 ^(b)	75	50
		147
Total Municipal Bonds & Notes (Cost $270)		355
U.S. GOVERNMENT AGENCIES 41.7%
Freddie Mac 3.000% due 06/01/2046 - 01/01/2049	6,722	7,045
Ginnie Mae
0.755% due 04/20/2066 •	131	131
3.672% due 09/20/2066 ~	319	341
Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 09/01/2027	315	331
4.000% due 01/01/2049 - 03/01/2049	2,947	3,141
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050	5,300	5,456
2.500% due 11/01/2050	38,300	40,090
3.000% due 10/01/2035 - 11/01/2050	7,900	8,279
3.500% due 10/01/2050 - 11/01/2050	25,500	26,902
4.000% due 11/01/2050	44,900	47,934
4.500% due 10/01/2050	3,000	3,246
Total U.S. Government Agencies (Cost $142,371)		142,896
U.S. TREASURY OBLIGATIONS 25.1%
U.S. Treasury Bonds
2.875% due 11/15/2046 (p)	1,400	1,851
3.000% due 08/15/2048	10	14
3.000% due 02/15/2049	2,800	3,828
U.S. Treasury Inflation Protected Securities (g)
0.125% due 10/15/2024	1,111	1,179
0.125% due 07/15/2030	909	1,011

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

0.250% due 07/15/2029		4,047	4,528
0.250% due 02/15/2050		202	238
0.375% due 01/15/2027		181	200
0.375% due 07/15/2027		53	59
0.750% due 07/15/2028		2,315	2,668
0.750% due 02/15/2042		115	144
0.875% due 01/15/2029		1,936	2,256
0.875% due 02/15/2047		215	285
1.000% due 02/15/2048		525	724
1.000% due 02/15/2049 (l)		1,235	1,722
U.S. Treasury Notes
1.750% due 03/31/2022		700	717
1.750% due 05/15/2022		700	718
1.750% due 09/30/2022 (p)		1,400	1,445
1.750% due 05/15/2023		1,400	1,459
1.875% due 08/31/2022		1,400	1,447
1.875% due 08/31/2024		1,100	1,172
2.000% due 07/31/2022 (n)		900	931
2.000% due 06/30/2024		2,300	2,455
2.125% due 06/30/2022		2,400	2,483
2.125% due 02/29/2024 (n)		1,500	1,599
2.125% due 03/31/2024		84	90
2.125% due 07/31/2024		1,100	1,181
2.125% due 09/30/2024 (n)		3,200	3,444
2.125% due 11/30/2024 (p)		300	324
2.250% due 12/31/2023 (l)		7,630	8,144
2.250% due 01/31/2024		370	395
2.250% due 10/31/2024 (l)		6,600	7,145
2.250% due 11/15/2024		3,347	3,625
2.375% due 02/29/2024		100	107
2.375% due 08/15/2024		100	108
2.500% due 05/15/2024		4,000	4,334
2.500% due 01/31/2025 (l)		13,800	15,151
2.625% due 01/31/2026 (l)		5,600	6,285
2.625% due 02/15/2029		450	526
Total U.S. Treasury Obligations (Cost $78,184)			85,992
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.9%
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ		6,359	1,854
Chase Mortgage Finance Trust 3.672% due 12/25/2035 ^~		1,180	1,148
Eurosail PLC 1.010% due 06/13/2045 •	GBP	1,648	2,113
Finsbury Square PLC 1.069% due 12/16/2069 •		4,072	5,266
Grifonas Finance PLC 0.000% due 08/28/2039 •	EUR	1,048	1,163
HarborView Mortgage Loan Trust 0.636% due 03/19/2036 ^•		$62	57
Hawksmoor Mortgages 1.112% due 05/25/2053 •	GBP	1,745	2,252
MASTR Adjustable Rate Mortgages Trust 0.698% due 09/25/2037 •		$11,500	5,312
OBX Trust 0.998% due 04/25/2048 •		1,220	1,225
Precise Mortgage Funding PLC 0.740% due 03/12/2055 •	GBP	2,441	3,131
Ripon Mortgages PLC 0.868% due 08/20/2056 •		1,005	1,295
WaMu Mortgage Pass-Through Certificates Trust 3.520% due 03/25/2033 ~		$62	61
Washington Mutual Mortgage Pass-Through Certificates Trust 1.869% due 10/25/2046 •		2,988	2,357
Total Non-Agency Mortgage-Backed Securities (Cost $27,598)			27,234
ASSET-BACKED SECURITIES 19.9%
Aegis Asset-Backed Securities Trust 0.318% due 01/25/2037 •		4,944	4,219
ALESCO Preferred Funding Ltd. 0.785% due 12/23/2034 •		217	209
Ameriquest Mortgage Securities Trust 0.488% due 04/25/2036 •		1,814	1,795
Aspen Funding Ltd. 1.873% due 07/10/2037 •		74	74
Asset-Backed Funding Certificates Trust 0.288% due 11/25/2036 •		4,585	3,164
Citigroup Mortgage Loan Trust 0.308% due 12/25/2036 •		1,812	1,272
Citigroup Mortgage Loan Trust, Inc. 0.408% due 03/25/2037 •		28	26
Countrywide Asset-Backed Certificates
0.368% due 05/25/2037 •		2,800	2,641
0.368% due 06/25/2047 •		900	858

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

Countrywide Asset-Backed Certificates Trust 0.678% due 05/25/2036 •		9,800	9,101
EFS Volunteer LLC 1.095% due 10/25/2035 •		868	860
First Franklin Mortgage Loan Trust 0.268% due 12/25/2036 •		684	644
Harley Marine Financing LLC 5.682% due 05/15/2043 «		92	77
Home Equity Mortgage Loan Asset-Backed Trust 0.448% due 03/25/2036 •		5,000	4,529
HSI Asset Securitization Corp. Trust
0.258% due 12/25/2036 •		1,119	454
0.288% due 01/25/2037 •		3,456	2,955
IXIS Real Estate Capital Trust 0.298% due 01/25/2037 •		4,025	2,029
JPMorgan Mortgage Acquisition Trust 0.398% due 07/25/2036 •		1,475	1,475
Legacy Mortgage Asset Trust 1.895% due 01/28/2070 •		2,479	2,485
LP Credit Card ABS Master Trust 1.740% due 08/20/2024 •		925	948
Merrill Lynch Mortgage Investors Trust 0.218% due 04/25/2047 •		6,201	3,828
Morgan Stanley ABS Capital, Inc. Trust
0.218% due 10/25/2036 •		2,548	1,661
0.228% due 11/25/2036 •		5,312	3,796
0.418% due 03/25/2036 •		1,524	1,494
Option One Mortgage Loan Trust 0.508% due 01/25/2036 •		5,000	4,459
OZLM Ltd. 1.745% due 04/15/2032 •		3,341	3,333
Saxon Asset Securities Trust 1.898% due 12/25/2037 •		1,617	1,612
Symphony CLO Ltd. 1.218% due 07/14/2026 •		1,294	1,287
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		5,927	6,287
Trapeza CDO Ltd. 0.655% due 01/25/2035 •		710	668
Total Asset-Backed Securities (Cost $61,582)			68,240
SOVEREIGN ISSUES 6.8%
Argentina Government International Bond
1.000% due 08/05/2021 (g)	ARS	2,745	19
15.500% due 10/17/2026		9,026	26
29.406% (BADLARPP + 0.000%) due 10/04/2022 ~		26	0
31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		25,379	170
Argentine Republic Government International Bond
0.125% due 07/09/2030 þ		$342	143
0.125% due 07/09/2035 þ		866	326
0.125% due 01/09/2038 þ		82	35
0.125% due 07/09/2041 þ		5,039	2,009
1.000% due 07/09/2029		125	57
Autonomous City of Buenos Aires Argentina
32.858% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	12,737	79
34.633% (BADLARPP + 5.000%) due 01/23/2022 ~		5,800	39
Autonomous Community of Catalonia 4.900% due 09/15/2021	EUR	100	122
China Development Bank
2.890% due 06/22/2025	CNY	4,900	701
3.300% due 02/01/2024		900	132
3.430% due 01/14/2027		900	131
3.680% due 02/26/2026		6,300	930
3.740% due 09/10/2025		6,100	904
4.150% due 10/26/2025		4,700	710
Emirate of Abu Dhabi Government International Bond
3.125% due 10/11/2027		$300	334
3.875% due 04/16/2050		200	245
Indonesia Government International Bond 4.200% due 10/15/2050		200	232
Israel Government International Bond 3.800% due 05/13/2060		200	239
Kuwait International Government Bond 3.500% due 03/20/2027		900	1,015
Mexico Government International Bond
4.750% due 04/27/2032		200	227
5.000% due 04/27/2051		200	224
Peru Government International Bond
2.392% due 01/23/2026		43	45
2.783% due 01/23/2031		84	91
5.350% due 08/12/2040	PEN	390	107
5.400% due 08/12/2034		710	206
5.940% due 02/12/2029		2,125	693
6.150% due 08/12/2032		1,256	400
6.350% due 08/12/2028		2,026	678

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

6.950% due 08/12/2031		1,336	454
8.200% due 08/12/2026		1,340	494
Provincia de Buenos Aires
33.378% due 04/12/2025	ARS	1,788	11
33.497% due 05/31/2022		3,032	18
Qatar Government International Bond
3.875% due 04/23/2023		$200	215
4.400% due 04/16/2050		200	258
5.103% due 04/23/2048		200	279
Russia Government International Bond
0.000% (RUONIA + 0.000%) due 04/24/2024 ~	RUB	80,100	1,019
7.150% due 11/12/2025		88,624	1,229
7.950% due 10/07/2026		34,532	497
Saudi Government International Bond
3.250% due 10/26/2026		$1,200	1,308
3.625% due 03/04/2028		200	222
4.000% due 04/17/2025		200	223
4.500% due 10/26/2046		400	481
4.625% due 10/04/2047		400	490
5.000% due 04/17/2049		200	259
Serbia Government International Bond 3.125% due 05/15/2027	EUR	109	137
South Africa Government International Bond
4.850% due 09/30/2029		$200	191
5.750% due 09/30/2049		200	170
Turkey Government International Bond
4.250% due 03/13/2025		800	738
4.625% due 03/31/2025	EUR	300	344
5.250% due 03/13/2030		$600	536
5.600% due 11/14/2024		500	486
5.625% due 03/30/2021		100	101
5.750% due 03/22/2024		200	197
6.350% due 08/10/2024		400	400
7.250% due 12/23/2023		400	413
7.625% due 04/26/2029		700	722
Venezuela Government International Bond
6.000% due 12/09/2020 ^(b)		122	10
7.000% due 03/31/2038 ^(b)		43	3
7.650% due 04/21/2025 ^(b)		105	8
8.250% due 10/13/2024 ^(b)		157	13
9.000% due 05/07/2023 ^(b)		46	4
9.250% due 09/15/2027 ^(b)		143	11
9.250% due 05/07/2028 ^(b)		83	7
11.750% due 10/21/2026 ^(b)		10	1
11.950% due 08/05/2031 ^(b)		300	24
Total Sovereign Issues (Cost $25,065)			23,242
		SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (c)		133,771	134
iHeartMedia, Inc. «(c)		101	1
iHeartMedia, Inc. 'A' (c)		7,418	60
			195
INDUSTRIALS 0.1%
McDermott International Ltd. (c)		5,875	14
Neiman Marcus Group Ltd. LLC «(c)(j)		5,701	353
Westmoreland Mining Holdings LLC «(c)(j)		239	2
			369
Total Common Stocks (Cost $1,001)			564
WARRANTS 0.1%
COMMUNICATION SERVICES 0.1%
iHeartMedia, Inc. - Exp. 05/01/2039 «		48,312	343
INFORMATION TECHNOLOGY 0.0%
Windstream Services LLC - Exp. 03/24/2021 «		1,684	23

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total Warrants (Cost $892)			366
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.3%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(h)(i)		400,000	485
Banco Santander S.A. 6.250% due 09/11/2021 •(h)(i)		100,000	117
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(h)		24	25
Charles Schwab Corp. 5.375% due 06/01/2025 •(h)		58	63
Nationwide Building Society 10.250% ~		250	53
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (f)(h)		191,000	268
			1,011
INDUSTRIALS 0.1%
General Electric Co. 5.000% due 01/21/2021 •(h)		494,000	394
Total Preferred Securities (Cost $1,451)			1,405
REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Uniti Group, Inc.		1,326	14
Total Real Estate Investment Trusts (Cost $8)			14
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (k) 0.3%			916
		PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.0%
Argentina Treasury Bond BONCER 1.100% due 04/17/2021 (g)	ARS	9,519	65
ARGENTINA TREASURY BILLS 0.2%
23.656% due 10/13/2020 - 01/29/2021 (d)(e)		96,551	638
Total Short-Term Instruments (Cost $1,751)			1,619
Total Investments in Securities (Cost $482,783)			496,582
		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		14,245	140
Total Short-Term Instruments (Cost $140)			140
Total Investments in Affiliates (Cost $140)			140
Total Investments 144.9% (Cost $482,923)			$496,722
Financial Derivative Instruments (m)(o) 0.4%(Cost or Premiums, net $(8,339))			1,345
Other Assets and Liabilities, net (45.3)%			(155,271)
Net Assets 100.0%			$342,796

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
General Motors Co. 6.800% due 10/01/2027	05/07/2020	$28	$34	0.01%
Morgan Stanley 7.500% due 04/02/2032	02/11/2020	256	268	0.08
Neiman Marcus Group Ltd. LLC	09/25/2020	183	353	0.10
Westmoreland Mining Holdings LLC	03/26/2019	1	2	0.00
$468	$657	0.19%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$916	U.S. Treasury Bills 0.000% due 09/09/2021	$(934)	$916	$916
Total Repurchase Agreements	$(934)	$916	$916
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
GRE	0.170%	09/15/2020	10/15/2020	$(3,633)	$(3,634)
IND	0.130	09/30/2020	10/01/2020	(9,353)	(9,353)
0.160	09/22/2020	10/21/2020	(12,841)	(12,841)
0.170	09/16/2020	10/16/2020	(1,148)	(1,148)
Total Reverse Repurchase Agreements	$(26,976)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BCY	0.150%	09/29/2020	10/06/2020	$(578)	$(578)
Total Sale-Buyback Transactions	$(578)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

(l)	Securities with an aggregate market value of $27,477 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(23,235) at a weighted average interest rate of 0.359%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-BTP Italy Government Bond December Futures	12/2020	50	$8,652	$137	$32	$(30)
U.S. Treasury 10-Year Note December Futures	12/2020	178	24,837	65	0	(45)
$202	$32	$(75)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2020	34	$(3,638)	$(33)	$5	$0
Japan Government 10-Year Bond December Futures	12/2020	1	(1,442)	(3)	0	0
U.S. Treasury 2-Year Note December Futures	12/2020	13	(2,872)	(1)	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	14	(3,105)	25	26	0
United Kingdom Long Gilt December Futures	12/2020	2	(351)	(1)	1	(1)
$(13)	$32	$(1)
Total Futures Contracts	$189	$64	$(76)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.EM-28 5-Year Index	1.000%	Quarterly	12/20/2022	$752	$(9)	$0	$(9)	$0	$0
CDX.EM-30 5-Year Index	1.000	Quarterly	12/20/2023	2,350	(55)	1	(54)	0	0
CDX.EM-31 5-Year Index	1.000	Quarterly	06/20/2024	470	(12)	1	(11)	0	0
CDX.EM-32 5-Year Index	1.000	Quarterly	12/20/2024	1,209	(37)	0	(37)	1	0
CDX.EM-33 5-Year Index	1.000	Quarterly	06/20/2025	855	(35)	2	(33)	1	0
CDX.EM-34 5-Year Index	1.000	Quarterly	12/20/2025	600	(39)	1	(38)	1	0
CDX.HY-33 5-Year Index	5.000	Quarterly	12/20/2024	1,878	80	19	99	2	0
CDX.HY-34 5-Year Index	5.000	Quarterly	06/20/2025	1,748	74	14	88	2	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	500	20	1	21	1	0
CDX.IG-33 5-Year Index	1.000	Quarterly	12/20/2024	3,200	49	(22)	27	2	0
CDX.IG-34 5-Year Index	1.000	Quarterly	06/20/2025	1,600	24	(13)	11	1	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	200	5	(1)	4	0	0
iTraxx Europe Main 33 5-Year Index	1.000	Quarterly	06/20/2025	EUR	22,600	606	(133)	473	13	0
$671	$(130)	$541	$24	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	1-Year BRL-CDI	5.830%	Maturity	01/02/2023	BRL	3,800	$37	$(7)	$30	$2	$0
Pay	1-Year BRL-CDI	5.836	Maturity	01/02/2023	3,400	33	(6)	27	2	0
Pay	1-Year BRL-CDI	5.855	Maturity	01/02/2023	1,100	11	(2)	9	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021	$400	(7)	(1)	(8)	0	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2022	2,400	(33)	(6)	(39)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024	17,500	(1,817)	(103)	(1,920)	5	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024	2,400	(227)	(12)	(239)	1	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/16/2025	1,700	(75)	0	(75)	1	0
Receive	3-Month USD-LIBOR	1.300	Semi-Annual	03/18/2025	1,700	(75)	0	(75)	1	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	11,200	(1,680)	(67)	(1,747)	14	0
Receive	3-Month USD-LIBOR	1.740	Semi-Annual	12/16/2026	400	(32)	(2)	(34)	1	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028	1,300	(171)	(6)	(177)	3	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	800	(98)	(3)	(101)	2	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	800	(62)	(1)	(63)	2	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	2,800	(282)	(1)	(283)	7	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030		1,600	(199)	1	(198)	4	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030		800	(100)	2	(98)	2	0
Receive	3-Month USD-LIBOR	1.430	Semi-Annual	03/17/2030		800	(57)	0	(57)	3	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		24,800	(1,343)	(31)	(1,374)	67	0
Receive	3-Month USD-LIBOR	1.910	Semi-Annual	10/17/2049		300	(70)	8	(62)	4	0
Receive	3-Month USD-LIBOR	1.895	Semi-Annual	10/18/2049		300	(69)	8	(61)	4	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	12/11/2049		2,200	(715)	65	(650)	31	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		3,000	(480)	93	(387)	40	0
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		1,200	(272)	39	(233)	16	0
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		900	(295)	32	(263)	13	0
Receive	3-Month ZAR-JIBAR	7.250	Quarterly	09/19/2023	ZAR	22,200	(117)	(6)	(123)	0	(3)
Receive	3-Month ZAR-JIBAR	8.000	Quarterly	03/15/2024		1,300	(9)	(1)	(10)	0	0
Receive	3-Month ZAR-JIBAR	8.250	Quarterly	03/15/2024		4,800	(36)	(2)	(38)	0	(1)
Pay	3-Month ZAR-JIBAR	7.750	Quarterly	09/19/2028		21,600	111	6	117	4	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	110	1,430	0	(4)
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	4	130	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	1,800	(4)	(17)	(21)	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030		700	(25)	(8)	(33)	0	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	(7)	(20)	0	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	(13)	(76)	0	0
Receive	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	4,600	(197)	(20)	(217)	9	0
Receive(4)	6-Month JPY-LIBOR	0.020	Semi-Annual	09/20/2028	JPY	430,000	9	(9)	0	0	(2)
Receive(4)	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2029		270,000	(1)	(1)	(2)	0	(2)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029		2,790,710	(985)	(58)	(1,043)	0	(14)
Pay	28-Day MXN-TIIE	5.095	Lunar	02/05/2021	MXN	25,500	3	(1)	2	0	0
Pay	28-Day MXN-TIIE	5.615	Lunar	05/21/2021		14,500	6	(1)	5	0	0
Pay	28-Day MXN-TIIE	5.680	Lunar	05/28/2021		14,900	6	0	6	0	0
Pay	28-Day MXN-TIIE	5.610	Lunar	07/07/2021		2,000	1	0	1	0	0
Pay	28-Day MXN-TIIE	5.900	Lunar	07/20/2021		19,600	12	(1)	11	0	0
Pay	28-Day MXN-TIIE	6.750	Lunar	08/31/2021		4,300	5	(1)	4	0	0
Pay	28-Day MXN-TIIE	5.798	Lunar	09/06/2021		10,200	6	0	6	0	0
Pay	28-Day MXN-TIIE	7.350	Lunar	11/17/2021		1,200	2	0	2	0	0
Pay	28-Day MXN-TIIE	7.388	Lunar	11/17/2021		900	1	0	1	0	0
Pay	28-Day MXN-TIIE	7.199	Lunar	12/03/2021		1,200	2	0	2	0	0
Pay	28-Day MXN-TIIE	7.538	Lunar	02/23/2022		4,400	9	0	9	0	0
Pay	28-Day MXN-TIIE	5.850	Lunar	05/02/2022		1,900	2	0	2	0	0
Receive	28-Day MXN-TIIE	4.650	Lunar	05/10/2022		54,800	(8)	1	(7)	0	(1)
Receive	28-Day MXN-TIIE	4.825	Lunar	05/27/2022		5,600	(2)	1	(1)	0	0
Receive	28-Day MXN-TIIE	4.740	Lunar	06/03/2022		13,800	(3)	0	(3)	0	0
Receive	28-Day MXN-TIIE	4.580	Lunar	06/10/2022		14,200	(1)	0	(1)	0	0ty
Pay	28-Day MXN-TIIE	7.875	Lunar	12/16/2022		1,800	6	0	6	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	12/27/2022		3,400	12	(1)	11	0	0
Pay	28-Day MXN-TIIE	7.880	Lunar	12/27/2022		42,200	146	(4)	142	1	0
Pay	28-Day MXN-TIIE	7.640	Lunar	01/03/2023		1,000	3	0	3	0	0
Pay	28-Day MXN-TIIE	7.745	Lunar	01/05/2023		1,700	6	(1)	5	0	0
Pay	28-Day MXN-TIIE	7.610	Lunar	01/23/2023		9,500	31	(1)	30	0	0
Pay	28-Day MXN-TIIE	7.805	Lunar	02/06/2023		3,800	13	0	13	0	0
Pay	28-Day MXN-TIIE	7.820	Lunar	02/06/2023		3,900	14	(1)	13	0	0
Pay	28-Day MXN-TIIE	7.700	Lunar	05/02/2023		2,500	9	0	9	0	0
Pay	28-Day MXN-TIIE	5.795	Lunar	06/02/2023		2,900	4	0	4	0	0
Pay	28-Day MXN-TIIE	6.350	Lunar	09/01/2023		900	2	0	2	0	0
Pay	28-Day MXN-TIIE	5.120	Lunar	05/06/2025		7,100	3	(1)	2	0	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/23/2025		2,400	2	(1)	1	0	0
Pay	28-Day MXN-TIIE	5.280	Lunar	05/30/2025		5,900	4	(1)	3	0	0
Pay	28-Day MXN-TIIE	5.160	Lunar	06/06/2025		6,100	3	(1)	2	0	0
Pay	28-Day MXN-TIIE	5.950	Lunar	01/30/2026		3,000	6	(1)	5	0	0
Pay	28-Day MXN-TIIE	6.080	Lunar	03/10/2026		12,400	28	(3)	25	1	0
Pay	28-Day MXN-TIIE	6.490	Lunar	09/08/2026		3,800	12	(1)	11	0	0
Pay	28-Day MXN-TIIE	7.380	Lunar	11/04/2026		200	1	0	1	0	0
Pay	28-Day MXN-TIIE	7.865	Lunar	02/02/2027		9,000	61	(4)	57	1	0
Pay	28-Day MXN-TIIE	8.010	Lunar	02/04/2027		2,900	21	(2)	19	0	0
Pay	28-Day MXN-TIIE	7.818	Lunar	02/17/2027		5,200	34	(1)	33	0	0
Pay	28-Day MXN-TIIE	5.535	Lunar	05/04/2027		12,100	9	(4)	5	1	0
Pay	28-Day MXN-TIIE	7.150	Lunar	06/11/2027		26,500	134	(11)	123	2	0
Pay	28-Day MXN-TIIE	7.200	Lunar	06/11/2027		2,900	15	(1)	14	0	0
Pay	28-Day MXN-TIIE	7.370	Lunar	10/11/2027		7,300	41	(3)	38	0	0
Receive	28-Day MXN-TIIE	7.984	Lunar	12/10/2027		3,300	(25)	2	(23)	0	0
Receive	28-Day MXN-TIIE	7.990	Lunar	12/21/2027		100	(1)	0	(1)	0	0
Receive	28-Day MXN-TIIE	8.005	Lunar	12/21/2027		18,900	(142)	8	(134)	0	(1)
Receive	28-Day MXN-TIIE	8.030	Lunar	01/31/2028		300	(2)	0	(2)	0	0
Receive	28-Day MXN-TIIE	8.050	Lunar	01/31/2028		2,100	(16)	1	(15)	0	0
Pay	28-Day MXN-TIIE	7.480	Lunar	06/18/2037		1,500	10	(2)	8	0	0
Receive	28-Day MXN-TIIE	7.380	Lunar	08/14/2037		400	(3)	1	(2)	0	0
Pay	28-Day MXN-TIIE	7.360	Lunar	08/21/2037		1,500	9	(2)	7	0	0
Receive	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		3,100	(31)	5	(26)	0	0
							$(7,502)	$(54)	$(7,556)	$245	$(28)
Total Swap Agreements							$(6,831)	$(184)	$(7,015)	$269	$(28)

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

(n)

Securities with an aggregate market value of $5,035 and cash of $1,282 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BPS	10/2020	JPY	5,762	$54	$0	$0
10/2020	$281	CLP	216,000	0	(6)
10/2020	558	EUR	470	0	(7)
10/2020	264	RUB	18,870	0	(22)
11/2020	NZD	4,044	$2,656	0	(20)
11/2020	$353	RUB	26,251	0	(17)
BRC	10/2020	GBP	485	$648	22	0
12/2020	$851	MXN	18,813	0	(6)
CBK	10/2020	GBP	17,749	$23,459	556	0
10/2020	PEN	2,488	702	12	0
10/2020	$648	RUB	46,610	0	(49)
11/2020	2,951	MXN	67,541	91	0
11/2020	ZAR	67	$4	0	0
02/2021	$1,009	MXN	23,179	24	0
GLM	10/2020	275	RUB	19,983	0	(18)
11/2020	152	11,236	0	(7)
HUS	10/2020	BRL	8,400	$1,485	0	(10)
10/2020	JPY	3,654	34	0	0
10/2020	$1,489	BRL	8,400	7	0
10/2020	23,094	GBP	17,951	70	0
10/2020	701	PEN	2,488	0	(10)
11/2020	GBP	17,951	$23,097	0	(70)
11/2020	PEN	261	73	0	0
11/2020	$1,484	BRL	8,400	10	0
03/2021	PEN	2,227	$626	9	0
MYI	10/2020	BRL	8,400	1,489	0	(7)
10/2020	JPY	3,438	32	0	0
10/2020	$1,498	BRL	8,400	0	(2)
SCX	10/2020	EUR	20,136	$24,098	489	0
10/2020	$360	GBP	283	5	0
11/2020	EUR	19,666	$23,076	4	0
12/2020	$1,629	IDR	24,454,213	2	0
12/2020	2,300	INR	175,065	62	0
TOR	10/2020	JPY	4,142	$39	0	0
Total Forward Foreign Currency Contracts	$1,363	$(251)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	10/21/2020	1,200	$(1)	$0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	2,400	(4)	(3)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	1,300	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.925	10/21/2020	1,300	(2)	0
BPS	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	2,400	(5)	(3)
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	1,293	(1)	(2)
Put - OTC iTraxx Europe 32 5-Year Index	Sell	2.500	03/17/2021	1,525	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	700	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	700	(1)	0
$(17)	$(9)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.635%	10/01/2020	7,000	$(16)	$0

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	0.855	10/01/2020	7,000	(15)	0
$(31)	$0
Total Written Options	$(48)	$(9)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Mexico Government International Bond	1.000%	Quarterly	06/20/2022	0.690%	$100	$(2)	$3	$1	$0
South Africa Government International Bond	1.000	Quarterly	06/20/2023	2.470	600	(36)	13	0	(23)
BPS	Brazil Government International Bond	1.000	Quarterly	06/20/2022	1.368	100	(6)	5	0	(1)
Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.507	900	(40)	30	0	(10)
Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.514	100	(15)	14	0	(1)
BRC	Qatar Government International Bond	1.000	Quarterly	12/20/2022	0.190	200	1	3	4	0
Russia Government International Bond	1.000	Quarterly	12/20/2021	0.554	550	(16)	19	3	0
CBK	Brazil Government International Bond	1.000	Quarterly	12/20/2022	1.507	3,000	(116)	83	0	(33)
Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.180	600	(10)	(18)	0	(28)
Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.225	100	0	(1)	0	(1)
GST	Brazil Government International Bond	1.000	Quarterly	12/20/2024	2.180	400	(6)	(13)	0	(19)
Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.979	400	(7)	7	0	0
Petrobras Global Finance BV	1.000	Quarterly	06/20/2021	1.213	460	(86)	85	0	(1)
Petrobras Global Finance BV	1.000	Quarterly	12/20/2021	1.514	600	(94)	91	0	(3)
Russia Government International Bond	1.000	Quarterly	12/20/2022	0.741	4,660	(102)	130	28	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2024	1.232	100	(1)	0	0	(1)
Mexico Government International Bond	1.000	Quarterly	12/20/2025	1.494	100	(1)	(1)	0	(2)
South Africa Government International Bond	1.000	Quarterly	12/20/2022	2.288	1,200	(25)	(8)	0	(33)
NGF	South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.596	300	(15)	0	0	(15)
$(577)	$442	$36	$(171)
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
FBF	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$155	$(1)	$1	$0	$0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	11,700	(255)	331	76	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	11,500	(594)	686	92	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,625	1	10	11	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,620	(39)	10	0	(29)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	553	5	(3)	2	0
$(883)	$1,035	$181	$(29)
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
AZD	Pay	3-Month CNY-CNREPOFIX	2.445%	Quarterly	06/17/2025	CNY	7,100	$0	$(9)	$0	$(9)
CBK	Pay	3-Month CNY-CNREPOFIX	2.845	Quarterly	01/23/2025	2,000	0	3	3	0
Pay	3-Month CNY-CNREPOFIX	2.850	Quarterly	01/23/2025	1,300	0	2	2	0
$0	$(4)	$5	$(9)
Total Swap Agreements	$(1,460)	$1,473	$222	$(209)
(p)

Securities with an aggregate market value of $295 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Income Portfolio (Cont.)	September 30, 2020 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$10,543	$51	$10,594
Corporate Bonds & Notes
Banking & Finance	0	64,134	0	64,2134
Industrials	0	46,815	0	46,815
Utilities	0	23,111	0	23,111
Convertible Bonds & Notes
Utilities	0	1	0	1
Municipal Bonds & Notes
Illinois	0	208	0	208
Puerto Rico	0	147	0	147
U.S. Government Agencies	0	142,896	0	142,896
U.S. Treasury Obligations	0	85,992	0	85,992
Non-Agency Mortgage-Backed Securities	0	27,234	0	27,234
Asset-Backed Securities	0	68,163	77	68,240
Sovereign Issues	0	23,242	0	23,242
Common Stocks
Communication Services	194	0	1	195
Industrials	14	0	355	369
Warrants
Communication Services	0	0	343	343
Information Technology	0	0	23	23
Preferred Securities
Banking & Finance	0	1,011	0	1,011
Industrials	0	394	0	394
Real Estate Investment Trusts
Real Estate	14	0	0	14
Short-Term Instruments
Repurchase Agreements	0	916	0	916
Short-Term Notes	0	65	0	65
Argentina Treasury Bills	0	638	0	638
	$222	$495,510	$850	$496,582
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$140	$0	$0	$140
Total Investments	$362	$495,510	$850	$496,722
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	64	269	0	333
Over the counter	0	1,585	0	1,585
	$64	$1,854	$0	$1,918
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(76)	(28)	0	(104)
Over the counter	0	(469)	0	(469)
	$(76)	$(497)	$0	$(573)
Total Financial Derivative Instruments	$(12)	$1,357	$0	$1,345
Totals	$350	$496,867	$850	$498,067

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.9% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	3,810	$24
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond 31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		8,070	54
Argentine Republic Government International Bond
0.125% due 07/09/2030 þ		$230	96
1.000% due 07/09/2029		5	2
Autonomous City of Buenos Aires Argentina 34.633% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	70	1
			153
Total Argentina (Cost $625)			177
AUSTRALIA 2.7%
ASSET-BACKED SECURITIES 0.0%
Driver Australia Trust 1.735% due 07/21/2026	AUD	265	189
CORPORATE BONDS & NOTES 0.1%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$300	316
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Pepper Residential Securities Trust 1.081% due 03/12/2061 •		726	724
RESIMAC Bastille Trust 1.084% due 09/05/2057 •		872	873
			1,597
SOVEREIGN ISSUES 2.3%
Australia Government International Bond
1.750% due 06/21/2051	AUD	1,800	1,300
3.000% due 03/21/2047		3,000	2,780
New South Wales Treasury Corp.
2.000% due 03/20/2031		1,100	843
3.000% due 02/20/2030		1,900	1,588
Northern Territory Treasury Corp. 2.000% due 04/21/2031		800	592
Queensland Treasury Corp.
1.750% due 08/21/2031		1,300	970
3.500% due 08/21/2030		2,300	2,008
South Australia Government Financing Authority
1.750% due 05/24/2032		800	588
2.750% due 05/24/2030		500	408
Treasury Corp. of Victoria
1.500% due 11/20/2030		1,400	1,028
2.500% due 10/22/2029		200	161
4.250% due 12/20/2032		1,200	1,132
Western Australian Treasury Corp. 2.750% due 07/24/2029		200	164
			13,562
Total Australia (Cost $14,746)			15,664
BRAZIL 0.3%
CORPORATE BONDS & NOTES 0.3%
Petrobras Global Finance BV 5.093% due 01/15/2030		$1,878	1,976

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

Total Brazil (Cost $1,949)			1,976
CANADA 1.2%
CORPORATE BONDS & NOTES 0.3%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$90	86
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	609
HSBC Bank Canada 3.300% due 11/28/2021		$1,200	1,241
			1,936
NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	488	369
2.867% due 02/12/2055 ~		1,000	761
3.072% due 08/12/2053		450	346
			1,476
SOVEREIGN ISSUES 0.7%
Canada Government Real Return Bond 1.500% due 12/01/2044 (g)		475	504
Province of Ontario
2.600% due 06/02/2027		3,500	2,908
6.200% due 06/02/2031		100	112
Province of Quebec 3.000% due 09/01/2023		1,100	887
			4,411
Total Canada (Cost $7,486)			7,823
CAYMAN ISLANDS 4.0%
ASSET-BACKED SECURITIES 2.6%
Anchorage Capital CLO Ltd. 0.000% due 10/20/2031 •(b)		$1,500	1,500
Cent CLO Ltd. 1.345% due 10/15/2026 •		1,354	1,349
Dryden Senior Loan Fund 1.175% due 10/15/2027 •		1,078	1,070
Evans Grove CLO Ltd. 1.176% due 05/28/2028 •		286	284
GoldentTree Loan Management U.S. CLO Ltd. 1.612% due 01/20/2033 •		1,400	1,397
Jamestown CLO Ltd. 2.103% due 04/15/2033 •		1,300	1,294
LCM LP 1.312% due 10/20/2027 •		1,400	1,389
Marathon CLO Ltd. 1.117% due 11/21/2027 •		1,143	1,133
Mountain View CLO Ltd.
1.075% due 10/15/2026 •		133	132
1.361% due 10/16/2029 •		1,500	1,497
Symphony CLO Ltd. 1.218% due 07/14/2026 •		1,146	1,140
THL Credit Wind River CLO Ltd. 1.155% due 01/15/2026 •		251	250
Tralee CLO Ltd. 1.382% due 10/20/2028 •		1,300	1,289
Venture CLO Ltd. 1.155% due 04/15/2027 •		288	285
WhiteHorse Ltd. 1.203% due 04/17/2027 •		105	104
Zais CLO Ltd. 1.425% due 04/15/2028 •		1,282	1,282
			15,395
CORPORATE BONDS & NOTES 1.4%
CIFI Holdings Group Co. Ltd. 7.625% due 02/28/2023		300	313
Country Garden Holdings Co. Ltd. 7.125% due 04/25/2022		200	209
KSA Sukuk Ltd. 2.894% due 04/20/2022		500	516
QNB Finance Ltd.
1.251% (US0003M + 1.000%) due 05/02/2022 ~		1,000	999
1.606% (US0003M + 1.350%) due 05/31/2021 ~		4,500	4,519
Sands China Ltd.
4.600% due 08/08/2023		300	321

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

5.125% due 08/08/2025		200	219
5.400% due 08/08/2028		500	558
Sunac China Holdings Ltd. 7.875% due 02/15/2022		200	203
Tencent Holdings Ltd. 3.595% due 01/19/2028		200	220
			8,077
Total Cayman Islands (Cost $23,403)			23,472
CHINA 10.8%
SOVEREIGN ISSUES 10.8%
China Development Bank
2.890% due 06/22/2025	CNY	28,600	4,091
3.050% due 08/25/2026		28,000	3,982
3.180% due 04/05/2026		20,800	2,995
3.500% due 08/13/2026		28,700	4,198
3.680% due 02/26/2026		85,400	12,603
3.740% due 09/10/2025		10,200	1,511
3.800% due 01/25/2036		5,000	719
4.040% due 04/10/2027		38,200	5,736
4.040% due 07/06/2028		17,300	2,592
4.150% due 10/26/2025		2,600	393
4.240% due 08/24/2027		67,700	10,308
4.880% due 02/09/2028		31,400	4,958
China Government Bond
2.740% due 08/04/2026		43,800	6,306
2.850% due 06/04/2027		6,400	919
2.950% due 06/16/2023		2,200	325
3.220% due 12/06/2025		2,200	328
3.290% due 10/18/2023		6,500	968
3.820% due 11/02/2027		8,600	1,325
Total China (Cost $63,354)			64,257
DENMARK 4.5%
CORPORATE BONDS & NOTES 4.5%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	43,053	6,808
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		47,196	7,463
1.500% due 10/01/2050		5,270	850
Nykredit Realkredit A/S
0.006% due 10/01/2022 •	EUR	1,400	1,656
1.000% due 10/01/2050	DKK	42,594	6,711
1.500% due 10/01/2050		20,379	3,288
Total Denmark (Cost $25,091)			26,776
FRANCE 3.3%
CORPORATE BONDS & NOTES 0.3%
BNP Paribas S.A. 1.904% due 09/30/2028 •		$2,000	1,994
SOVEREIGN ISSUES 3.0%
France Government International Bond
0.750% due 05/25/2052	EUR	2,200	2,821
1.500% due 05/25/2050		800	1,231
2.000% due 05/25/2048 (l)		7,400	12,489
3.250% due 05/25/2045		800	1,603
			18,144
Total France (Cost $15,067)			20,138
GERMANY 2.0%
CORPORATE BONDS & NOTES 2.0%
Deutsche Bank AG
1.073% (US0003M + 0.815%) due 01/22/2021 ~		$1,300	1,300
2.222% due 09/18/2024 •		1,500	1,511
2.625% due 02/12/2026	EUR	1,500	1,851
3.150% due 01/22/2021		$500	503
3.961% due 11/26/2025 •		1,400	1,490
4.250% due 10/14/2021		1,800	1,851
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (c)	EUR	200	236
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (c)		$900	952

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

Volkswagen Bank GmbH
1.250% due 08/01/2022	EUR	400	479
2.500% due 07/31/2026		700	895
Volkswagen Leasing GmbH 0.250% due 02/16/2021		1,000	1,174
Total Germany (Cost $11,927)			12,242
GUERNSEY, CHANNEL ISLANDS 0.1%
CORPORATE BONDS & NOTES 0.1%
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 06/09/2023		$800	861
Total Guernsey, Channel Islands (Cost $799)			861
INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Shriram Transport Finance Co. Ltd. 5.950% due 10/24/2022		$500	471
State Bank of India 4.000% due 01/24/2022		200	206
Total India (Cost $705)			677
IRELAND 1.2%
ASSET-BACKED SECURITIES 1.1%
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	1,200	1,403
Aurium CLO DAC 0.670% due 04/16/2030 •		500	583
Black Diamond CLO Designated Activity Co. 0.650% due 10/03/2029 •		530	621
CVC Cordatus Loan Fund Ltd. 0.970% due 04/22/2030 •		800	937
Hayfin Emerald CLO DAC 1.450% due 02/15/2033 •		1,200	1,410
Toro European CLO DAC 0.900% due 10/15/2030 •		1,300	1,522
			6,476
CORPORATE BONDS & NOTES 0.1%
AIB Group PLC 4.750% due 10/12/2023		$200	218
SumitG Guaranteed Secured Obligation Issuer DAC 2.251% due 11/02/2020		400	400
			618
Total Ireland (Cost $6,895)			7,094
ISRAEL 1.4%
SOVEREIGN ISSUES 1.4%
Israel Government International Bond
1.000% due 04/30/2021	ILS	14,200	4,168
2.000% due 03/31/2027		7,300	2,343
3.250% due 01/17/2028		$200	228
3.800% due 05/13/2060		1,100	1,315
4.125% due 01/17/2048		300	381
Total Israel (Cost $8,158)			8,435
ITALY 3.2%
CORPORATE BONDS & NOTES 1.3%
Banca Carige SpA
0.913% due 02/25/2021 •	EUR	500	587
1.013% (EUR003M + 1.500%) due 05/25/2022 ~		1,600	1,889
1.247% due 10/25/2021 •		1,600	1,888
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027		1,000	1,219
2.625% due 04/28/2025		500	582
Intesa Sanpaolo SpA 7.000% due 01/19/2021 •(h)(i)		200	238
UniCredit SpA
7.500% due 06/03/2026 •(h)(i)		200	254

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

7.830% due 12/04/2023		$1,200	1,407
			8,064
SOVEREIGN ISSUES 1.9%
Italy Buoni Poliennali Del Tesoro
0.350% due 11/01/2021	EUR	2,600	3,070
1.750% due 07/01/2024		3,000	3,736
1.800% due 03/01/2041		1,100	1,351
1.850% due 07/01/2025		800	1,008
2.450% due 09/01/2050		1,100	1,500
Italy Government International Bond 6.000% due 08/04/2028	GBP	400	655
			11,320
Total Italy (Cost $17,920)			19,384
JAPAN 14.9%
CORPORATE BONDS & NOTES 1.4%
Central Nippon Expressway Co. Ltd. 2.091% due 09/14/2021		$700	709
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		200	243
Mitsubishi UFJ Financial Group, Inc. 3.455% due 03/02/2023		600	639
Mizuho Financial Group, Inc.
1.130% (US0003M + 0.880%) due 09/11/2022 ~		700	707
1.250% (US0003M + 1.000%) due 09/11/2024 ~		900	910
3.922% due 09/11/2024 •		500	544
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		200	203
3.522% due 09/17/2025		400	405
4.345% due 09/17/2027		400	402
4.810% due 09/17/2030		400	402
ORIX Corp. 3.250% due 12/04/2024		200	217
Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		1,200	1,222
Takeda Pharmaceutical Co. Ltd.
1.125% due 11/21/2022	EUR	500	600
2.050% due 03/31/2030		$400	406
3.175% due 07/09/2050		800	823
			8,432
SOVEREIGN ISSUES 13.5%
Development Bank of Japan, Inc. 1.750% due 08/28/2024		1,400	1,468
Japan Bank for International Cooperation
1.750% due 10/17/2024		500	524
3.250% due 07/20/2023		700	756
3.375% due 10/31/2023		300	327
Japan Government International Bond
0.100% due 03/10/2028	JPY	454,023	4,301
0.100% due 03/20/2029		2,400,000	23,056
0.100% due 06/20/2029		610,000	5,855
0.100% due 03/20/2030		360,000	3,447
0.300% due 06/20/2046		620,000	5,573
0.500% due 09/20/2046		402,000	3,794
0.500% due 03/20/2049		258,000	2,404
0.700% due 12/20/2048		772,000	7,579
1.200% due 09/20/2035		1,340,000	14,479
1.300% due 06/20/2035		340,000	3,718
Tokyo Metropolitan Government
0.750% due 07/16/2025		$2,100	2,101
2.000% due 05/17/2021		700	706
2.500% due 06/08/2022		600	620
			80,708
Total Japan (Cost $87,029)			89,140
KUWAIT 0.5%
SOVEREIGN ISSUES 0.5%
Kuwait International Government Bond 3.500% due 03/20/2027		$2,800	3,157

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

Total Kuwait (Cost $2,781)			3,157
LITHUANIA 0.2%
SOVEREIGN ISSUES 0.2%
Lithuania Government International Bond
1.100% due 04/26/2027	EUR	600	751
6.125% due 03/09/2021		$200	205
Total Lithuania (Cost $910)			956
LUXEMBOURG 0.3%
CORPORATE BONDS & NOTES 0.3%
Aroundtown S.A.
1.625% due 01/31/2028	EUR	700	846
5.375% due 03/21/2029		$200	235
Blackstone Property Partners Europe Holdings SARL 1.400% due 07/06/2022	EUR	400	476
Emerald Bay S.A. 0.000% due 10/08/2020 (e)		289	337
Total Luxembourg (Cost $1,813)			1,894
MALAYSIA 0.6%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.500% due 04/21/2030		$300	336
4.550% due 04/21/2050		200	256
4.800% due 04/21/2060		200	275
			867
SOVEREIGN ISSUES 0.5%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	1,700	436
3.906% due 07/15/2026		3,900	1,016
Malaysia Government Investment Issue
3.655% due 10/15/2024		2,200	558
4.130% due 07/09/2029		2,200	587
4.369% due 10/31/2028		1,300	352
			2,949
Total Malaysia (Cost $3,472)			3,816
MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$300	336
Total Mexico (Cost $278)			336
MULTINATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Preferred Term Securities Ltd. 0.646% (US0003M + 0.400%) due 06/23/2035 ~		$787	717
Total Multinational (Cost $602)			717
NETHERLANDS 0.9%
ASSET-BACKED SECURITIES 0.3%
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	1,200	1,406
Penta CLO BV 0.790% due 08/04/2028 •		440	515
			1,921
CORPORATE BONDS & NOTES 0.6%
Cooperatieve Rabobank UA 3.125% due 04/26/2021		$400	406
Enel Finance International NV
2.650% due 09/10/2024		1,300	1,380
2.875% due 05/25/2022		1,100	1,135
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		500	508

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

Vonovia Finance BV 5.000% due 10/02/2023		100	108
			3,537
		SHARES
PREFERRED SECURITIES 0.0%
Stichting AK Rabobank Certificaten 0.000% due 12/29/2049 (f)(h)		150,000	210
Total Netherlands (Cost $5,420)			5,668
		PRINCIPAL AMOUNT (000s)
NEW ZEALAND 0.2%
SOVEREIGN ISSUES 0.2%
New Zealand Government International Bond
1.500% due 05/15/2031	NZD	1,000	730
1.750% due 05/15/2041		600	439
Total New Zealand (Cost $1,148)			1,169
NORWAY 0.1%
CORPORATE BONDS & NOTES 0.1%
DNB Boligkreditt A/S 3.250% due 06/28/2023		$500	538
Total Norway (Cost $499)			538
PERU 1.3%
CORPORATE BONDS & NOTES 0.1%
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,900	553
SOVEREIGN ISSUES 1.2%
Peru Government International Bond
5.350% due 08/12/2040		1,100	303
5.940% due 02/12/2029		4,900	1,599
6.350% due 08/12/2028		15,200	5,089
			6,991
Total Peru (Cost $7,437)			7,544
QATAR 1.7%
SOVEREIGN ISSUES 1.7%
Qatar Government International Bond
3.375% due 03/14/2024		$400	432
3.750% due 04/16/2030		400	464
3.875% due 04/23/2023		3,800	4,086
4.000% due 03/14/2029		2,200	2,577
4.400% due 04/16/2050		400	516
4.500% due 04/23/2028		1,800	2,156
Total Qatar (Cost $8,995)			10,231
SAUDI ARABIA 1.0%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$400	410
SOVEREIGN ISSUES 0.9%
Saudi Government International Bond
2.375% due 10/26/2021		2,400	2,444
2.900% due 10/22/2025		500	535
3.250% due 10/26/2026		400	436

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

4.000% due 04/17/2025		1,900	2,115
			5,530
Total Saudi Arabia (Cost $5,613)			5,940
SINGAPORE 0.5%
CORPORATE BONDS & NOTES 0.5%
BOC Aviation Ltd.
2.375% due 09/15/2021		$1,000	1,008
3.500% due 09/18/2027		300	319
DBS Bank Ltd. 3.300% due 11/27/2021		400	413
Oversea-Chinese Banking Corp. Ltd. 0.730% (US0003M + 0.450%) due 05/17/2021 ~		700	701
PSA Treasury Pte. Ltd. 2.500% due 04/12/2026		400	428
Total Singapore (Cost $2,771)			2,869
SLOVENIA 0.3%
SOVEREIGN ISSUES 0.3%
Slovenia Government International Bond 5.250% due 02/18/2024		$1,419	1,634
Total Slovenia (Cost $1,467)			1,634
SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond 4.850% due 09/30/2029		$500	478
Total South Africa (Cost $500)			478
SOUTH KOREA 2.1%
CORPORATE BONDS & NOTES 0.1%
Kookmin Bank 2.125% due 10/21/2020		$400	400
SOVEREIGN ISSUES 2.0%
Korea Government International Bond
2.125% due 06/10/2027	KRW	1,225,000	1,109
2.375% due 12/10/2027		1,350,000	1,241
2.375% due 12/10/2028		5,820,000	5,371
2.625% due 06/10/2028		2,450,000	2,297
5.500% due 03/10/2028		1,350,000	1,499
Korea Hydro & Nuclear Power Co. Ltd. 3.750% due 07/25/2023		$200	217
			11,734
Total South Korea (Cost $12,007)			12,134
SPAIN 4.9%
CORPORATE BONDS & NOTES 0.1%
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(h)(i)	EUR	200	232
Banco Santander S.A. 3.848% due 04/12/2023		$200	214
Merlin Properties Socimi S.A. 2.225% due 04/25/2023	EUR	200	241
			687
		SHARES
PREFERRED SECURITIES 0.4%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(h)(i)		1,000,000	1,213
Banco Santander S.A.
5.250% due 09/29/2023 •(h)(i)		600,000	684

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

6.250% due 09/11/2021 •(h)(i)		400,000	469
			2,366
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 4.4%
Autonomous Community of Catalonia
4.220% due 04/26/2035		200	303
4.900% due 09/15/2021		1,000	1,225
Spain Government International Bond
0.250% due 07/30/2024		2,200	2,640
1.000% due 10/31/2050		2,200	2,541
1.250% due 10/31/2030 (l)		5,400	6,962
1.400% due 07/30/2028 (l)		5,200	6,755
1.450% due 04/30/2029		2,200	2,876
1.850% due 07/30/2035		2,100	2,914
			26,216
Total Spain (Cost $26,864)			29,269
SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
European Investment Bank
0.500% due 06/21/2023	AUD	500	358
0.500% due 08/10/2023		400	287
Total Supranational (Cost $701)			645
SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Stadshypotek AB 2.500% due 04/05/2022		$300	310
Total Sweden (Cost $300)			310
SWITZERLAND 1.1%
CORPORATE BONDS & NOTES 1.1%
Credit Suisse AG
0.750% due 09/17/2021	EUR	200	237
6.500% due 08/08/2023 (i)		$200	227
Credit Suisse Group AG
1.449% (US0003M + 1.200%) due 12/14/2023 ~		800	808
2.193% due 06/05/2026 •		1,200	1,241
3.869% due 01/12/2029 •		250	279
4.282% due 01/09/2028		250	284
UBS AG
5.125% due 05/15/2024 (i)		1,318	1,455
7.625% due 08/17/2022 (i)		1,600	1,782
Total Switzerland (Cost $6,183)			6,313
UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.0%
First Abu Dhabi Bank PJSC 3.000% due 03/30/2022		$200	207
SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
2.500% due 10/11/2022		500	518
3.125% due 10/11/2027		900	1,002
3.125% due 04/16/2030		400	449
3.875% due 04/16/2050		300	368
			2,337
Total United Arab Emirates (Cost $2,281)			2,544
UNITED KINGDOM 13.0%
CORPORATE BONDS & NOTES 7.1%
Annington Funding PLC 1.650% due 07/12/2024	EUR	800	980
Barclays Bank PLC 7.625% due 11/21/2022 (i)		$3,300	3,631

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

Barclays PLC
1.710% (US0003M + 1.430%) due 02/15/2023 ~		700	704
2.353% (US0003M + 2.110%) due 08/10/2021 ~		600	610
3.650% due 03/16/2025		600	648
4.375% due 01/12/2026		300	336
4.610% due 02/15/2023 •		800	838
4.836% due 05/09/2028		1,000	1,075
5.088% due 06/20/2030 •		1,000	1,128
7.125% due 06/15/2025 •(h)(i)	GBP	500	674
7.250% due 03/15/2023 •(h)(i)		700	924
8.000% due 12/15/2020 •(h)(i)	EUR	400	475
8.000% due 06/15/2024 •(h)(i)		$400	426
FCE Bank PLC 1.660% due 02/11/2021	EUR	200	233
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,125	1,501
HSBC Holdings PLC
1.270% (US0003M + 1.000%) due 05/18/2024 ~		$300	299
4.041% due 03/13/2028 •		400	442
4.583% due 06/19/2029 •		800	921
4.750% due 07/04/2029 •(h)(i)	EUR	200	232
5.875% due 09/28/2026 •(h)(i)	GBP	300	392
6.500% due 03/23/2028 •(h)(i)		$700	744
Lloyds Bank PLC
4.875% due 03/30/2027	GBP	500	820
5.125% due 03/07/2025		700	1,089
Lloyds Banking Group PLC
3.500% due 04/01/2026 •	EUR	300	396
4.582% due 12/10/2025		$500	551
4.650% due 03/24/2026		800	892
5.125% due 12/27/2024 •(h)(i)	GBP	500	623
7.625% due 06/27/2023 •(h)(i)		1,000	1,345
Nationwide Building Society
3.766% due 03/08/2024 •		$1,200	1,276
4.302% due 03/08/2029 •		1,400	1,583
Natwest Group PLC
1.775% (US0003M + 1.550%) due 06/25/2024 ~		800	804
3.875% due 09/12/2023		300	322
4.269% due 03/22/2025 •		1,300	1,414
4.445% due 05/08/2030 •		500	579
4.519% due 06/25/2024 •		1,200	1,294
6.000% due 12/29/2025 •(h)(i)		800	816
8.000% due 08/10/2025 •(h)(i)		500	556
8.625% due 08/15/2021 •(h)(i)		900	924
Natwest Markets PLC 0.625% due 03/02/2022	EUR	300	354
NatWest Markets PLC 1.000% due 05/28/2024		800	952
RAC Bond Co. PLC 4.870% due 05/06/2046	GBP	300	394
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		$600	618
Santander UK Group Holdings PLC
2.875% due 10/16/2020		1,700	1,702
2.875% due 08/05/2021		400	408
4.796% due 11/15/2024 •		2,400	2,645
7.375% due 06/24/2022 •(h)(i)	GBP	200	269
Santander UK PLC 0.605% (SONIO/N + 0.550%) due 02/12/2027 ~		500	650
Tesco PLC 6.125% due 02/24/2022		50	69
Tesco Property Finance PLC
5.411% due 07/13/2044		189	319
5.661% due 10/13/2041		98	169
Virgin Media Secured Finance PLC 5.000% due 04/15/2027		500	677
Vodafone Group PLC 1.261% (US0003M + 0.990%) due 01/16/2024 ~		$500	504
			42,227
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.7%
Avon Finance PLC 0.000% due 09/20/2048 •	GBP	1,100	1,416
Business Mortgage Finance PLC 2.073% due 02/15/2041 •		156	199
Durham Mortgages B PLC 0.668% due 03/31/2054 •		863	1,108
Eurohome UK Mortgages PLC 0.209% due 06/15/2044 •		309	385
Eurosail PLC
0.220% due 06/10/2044 •		4	5
1.010% due 06/13/2045 •		428	549
Finsbury Square PLC
0.859% due 03/16/2070 •		1,050	1,352
1.010% due 09/12/2068 •		781	1,010

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

Harben Finance PLC 0.868% due 08/20/2056 •	937	1,206
Hawksmoor Mortgage Funding PLC 1.112% due 05/25/2053 •	960	1,239
Hawksmoor Mortgages 1.112% due 05/25/2053 •	1,745	2,252
Lanark Master Issuer PLC 0.891% due 12/22/2069 •	700	907
Mansard Mortgages PLC 0.709% due 12/15/2049 •	123	155
Newgate Funding PLC
0.221% due 12/01/2050 •	258	315
1.060% due 12/15/2050 •	223	281
Paragon Mortgages PLC 0.322% due 01/15/2039 •	654	818
Residential Mortgage Securities PLC
0.000% due 06/20/2070 •	1,000	1,298
1.007% due 12/20/2046 •	749	967
1.257% due 09/20/2065 •	774	1,001
Ripon Mortgages PLC 0.868% due 08/20/2056 •	3,081	3,971
RMAC PLC 0.760% due 06/12/2046 •	2,153	2,748
RMAC Securities PLC 0.210% due 06/12/2044 •	399	491
Towd Point Mortgage Funding 0.965% due 07/20/2045 •	2,130	2,740
Towd Point Mortgage Funding PLC 1.101% due 10/20/2051 •	1,296	1,677
		28,090
	SHARES
PREFERRED SECURITIES 0.0%
Nationwide Building Society 10.250% ~	960	203
	PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 1.2%
United Kingdom Gilt
0.625% due 10/22/2050	700	868
1.750% due 01/22/2049	1,300	2,102
3.250% due 01/22/2044 (l)	900	1,782
4.250% due 12/07/2040 (l)	1,200	2,589
		7,341
Total United Kingdom (Cost $75,835)		77,861
UNITED STATES 70.3%
ASSET-BACKED SECURITIES 6.7%
ACE Securities Corp. Home Equity Loan Trust 0.288% due 07/25/2036 •	$1,279	1,053
Amortizing Residential Collateral Trust 0.848% due 10/25/2031 •	1	1
AMRESCO Residential Securities Corp. Mortgage Loan Trust 1.088% due 06/25/2029 •	1	1
Argent Mortgage Loan Trust 0.628% due 05/25/2035 •	1,516	1,390
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.528% due 02/25/2036 •	527	483
Citigroup Mortgage Loan Trust
0.308% due 12/25/2036 •	518	363
0.408% due 03/25/2036 •	531	506
Citigroup Mortgage Loan Trust, Inc.
0.408% due 06/25/2037 •	2,700	2,597
0.808% due 07/25/2035 •	1,200	1,144
Countrywide Asset-Backed Certificates
0.278% due 12/25/2036 ^•	364	342
0.288% due 06/25/2035 •	338	311
0.288% due 03/25/2037 •	1,522	1,500
0.288% due 06/25/2037 •	441	407
0.288% due 07/25/2037 •	316	286
0.288% due 06/25/2047 ^•	334	307
0.288% due 06/25/2047 •	1,087	990
0.298% due 04/25/2047 ^•	243	236
0.438% due 07/25/2036 •	211	211

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

4.684% due 08/25/2035 ^~		331	319
Countrywide Asset-Backed Certificates Trust 1.498% due 04/25/2035 •		1,000	996
Credit Suisse First Boston Mortgage Securities Corp. 0.768% due 01/25/2032 •		1	1
DT Auto Owner Trust 1.140% due 01/16/2024		1,105	1,110
First Franklin Mortgage Loan Trust 0.263% due 07/25/2036 •		1,055	986
GSAMP Trust 0.793% due 11/25/2035 ^•		1,324	1,189
Home Equity Mortgage Loan Asset-Backed Trust 0.388% due 04/25/2037 •		535	399
HSI Asset Securitization Corp. Trust 0.408% due 04/25/2037 •		740	506
Long Beach Mortgage Loan Trust 0.708% due 10/25/2034 •		12	12
Merrill Lynch Mortgage Investors Trust 0.298% due 08/25/2037 •		1,300	879
Morgan Stanley ABS Capital, Inc. Trust 0.278% due 10/25/2036 •		136	126
Morgan Stanley Home Equity Loan Trust
0.248% due 12/25/2036 •		953	570
0.378% due 04/25/2037 •		799	544
Morgan Stanley Mortgage Loan Trust 5.919% due 09/25/2046 ^þ		155	59
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.438% due 03/25/2036 •		700	683
NovaStar Mortgage Funding Trust 0.278% due 03/25/2037 •		685	510
Option One Mortgage Loan Trust 0.288% due 01/25/2037 •		404	303
Renaissance Home Equity Loan Trust
2.698% due 12/25/2032 •		240	240
5.294% due 01/25/2037 þ		641	323
5.675% due 06/25/2037 ^þ		1,053	396
5.731% due 11/25/2036 þ		998	577
Residential Asset Mortgage Products Trust
0.588% due 12/25/2035 •		318	290
0.608% due 12/25/2035 •		881	776
Residential Asset Securities Corp. Trust 0.398% due 11/25/2036 ^•		2,004	1,835
Saxon Asset Securities Trust 1.898% due 12/25/2037 •		349	330
SLM Student Loan Trust 0.607% due 03/15/2038 •	GBP	517	638
Soundview Home Loan Trust
0.298% due 06/25/2037 •		$79	64
0.398% due 11/25/2036 •		1,400	1,301
Structured Asset Investment Loan Trust
0.278% due 07/25/2036 •		430	350
0.458% due 01/25/2036 •		1,100	1,003
Terwin Mortgage Trust 1.088% due 11/25/2033 •		22	21
Towd Point Mortgage Trust
1.148% due 05/25/2058 •		835	837
1.636% due 04/25/2060 ~		1,477	1,506
2.710% due 01/25/2060 ~		1,460	1,529
2.900% due 10/25/2059 ~		4,724	5,011
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031		1,400	1,496
			39,843
CORPORATE BONDS & NOTES 7.7%
AbbVie, Inc. 5.000% due 12/15/2021		600	626
AIG Global Funding 2.300% due 07/01/2022		900	929
American Airlines Pass-Through Trust 3.000% due 04/15/2030		254	238
American Tower Corp. 2.950% due 01/15/2025		800	865
AT&T, Inc.
1.800% due 09/05/2026	EUR	1,000	1,262
3.100% due 02/01/2043		$300	294
3.300% due 02/01/2052		300	281
Bayer U.S. Finance LLC
0.855% (US0003M + 0.630%) due 06/25/2021 ~		300	301
1.260% (US0003M + 1.010%) due 12/15/2023 ~		500	505
3.875% due 12/15/2023		300	328
4.250% due 12/15/2025		300	344
4.375% due 12/15/2028		700	823
Campbell Soup Co.
3.300% due 03/15/2021		200	202
3.650% due 03/15/2023		229	245

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		200	214
Charter Communications Operating LLC
3.750% due 02/15/2028		100	111
4.464% due 07/23/2022		1,300	1,377
Citibank N.A.
0.853% (US0003M + 0.600%) due 05/20/2022 ~		1,900	1,905
2.844% due 05/20/2022 •		900	914
Comcast Corp. 0.250% due 05/20/2027	EUR	500	588
Conagra Brands, Inc. 0.768% (US0003M + 0.500%) due 10/09/2020 ~		$900	900
CVS Health Corp.
3.350% due 03/09/2021		107	108
3.700% due 03/09/2023		173	185
D.R. Horton, Inc. 5.750% due 08/15/2023		1,300	1,469
Dell International LLC 6.100% due 07/15/2027		1,100	1,300
Duke Energy Corp. 0.900% (US0003M + 0.650%) due 03/11/2022 ~		1,300	1,308
Equitable Holdings, Inc.
3.900% due 04/20/2023		100	107
4.350% due 04/20/2028		200	228
ERAC USA Finance LLC 2.600% due 12/01/2021		1,200	1,221
Fidelity National Information Services, Inc.
0.400% due 01/15/2021	EUR	200	235
0.750% due 05/21/2023		300	358
1.700% due 06/30/2022	GBP	200	263
Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •	EUR	100	111
1.114% (US0003M + 0.810%) due 04/05/2021 ~		$600	591
3.200% due 01/15/2021		1,300	1,301
3.370% due 11/17/2023		600	592
GATX Corp. 0.969% (US0003M + 0.720%) due 11/05/2021 ~		1,200	1,199
General Mills, Inc.
3.200% due 04/16/2021		100	101
3.700% due 10/17/2023		100	109
General Motors Financial Co., Inc. 3.550% due 07/08/2022		700	724
Georgia-Pacific LLC 3.163% due 11/15/2021		400	411
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		100	117
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		600	657
Harley-Davidson Financial Services, Inc. 1.181% (US0003M + 0.940%) due 03/02/2021 ~		400	399
Jackson National Life Global Funding 2.375% due 09/15/2022		1,400	1,448
Kilroy Realty LP 3.450% due 12/15/2024		100	106
Kinder Morgan, Inc. 5.000% due 02/15/2021		400	405
McDonald's Corp. 0.677% (US0003M + 0.430%) due 10/28/2021 ~		300	301
Mid-America Apartments LP 4.200% due 06/15/2028		600	698
Morgan Stanley 0.833% (CDOR03 + 0.300%) due 02/03/2023 ~(j)	CAD	3,300	2,457
NextEra Energy Capital Holdings, Inc. 0.970% (US0003M + 0.720%) due 02/25/2022 ~		$800	806
Nissan Motor Acceptance Corp. 0.923% due 09/28/2022 •		1,000	973
Northwell Healthcare, Inc. 4.260% due 11/01/2047		400	460
Pacific Gas & Electric Co.
2.100% due 08/01/2027		100	97
2.950% due 03/01/2026		100	102
3.450% due 07/01/2025		100	105
4.000% due 12/01/2046		100	94
4.550% due 07/01/2030		200	217
Penske Truck Leasing Co. LP 3.950% due 03/10/2025		1,400	1,559
Public Service Co. of Oklahoma 4.400% due 02/01/2021		200	203
Public Service Enterprise Group, Inc. 2.000% due 11/15/2021		400	406
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		600	677
Sempra Energy 0.700% (US0003M + 0.450%) due 03/15/2021 ~		800	801
SL Green Operating Partnership LP 3.250% due 10/15/2022		500	510

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

Southern Co. 2.350% due 07/01/2021	500	507
Southern Power Co. 0.777% (US0003M + 0.550%) due 12/20/2020 ~	600	600
Spirit AeroSystems, Inc. 3.950% due 06/15/2023	600	534
Sprint Spectrum Co. LLC
3.360% due 03/20/2023	150	152
4.738% due 09/20/2029	300	325
Textron, Inc. 0.793% (US0003M + 0.550%) due 11/10/2020 ~	700	700
Volkswagen Group of America Finance LLC
1.197% (US0003M + 0.940%) due 11/12/2021 ~	300	302
3.750% due 05/13/2030	400	451
3.875% due 11/13/2020	200	201
4.000% due 11/12/2021	300	311
Walt Disney Co.
1.750% due 01/13/2026	300	312
2.200% due 01/13/2028	200	211
2.650% due 01/13/2031	200	216
3.500% due 05/13/2040	100	112
3.600% due 01/13/2051	200	226
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022	2,100	2,173
		46,104
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
CenturyLink, Inc. 2.397% (LIBOR03M + 2.250%) due 03/15/2027 ~	383	369
Charter Communications Operating LLC 1.896% - 1.900% (LIBOR03M + 1.750%) due 02/01/2027 ~	575	563
		932
NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	1,500	1,502
American Home Mortgage Investment Trust 1.810% due 09/25/2045 •	9	9
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	361	374
Banc of America Mortgage Trust 3.688% due 02/25/2036 ^~	37	35
Bear Stearns Adjustable Rate Mortgage Trust 3.171% due 08/25/2033 ~	1	1
Bear Stearns ALT-A Trust
0.468% due 02/25/2034 •	29	27
3.251% due 09/25/2035 ^~	18	14
3.479% due 03/25/2036 ^~	93	78
3.535% due 08/25/2036 ^~	33	22
3.594% due 11/25/2035 ^~	21	19
Bear Stearns Structured Products, Inc. Trust 6.765% due 12/26/2046 ^~	20	17
Chase Mortgage Finance Trust 3.106% due 07/25/2037 ~	39	35
Citigroup Mortgage Loan Trust, Inc.
0.498% due 10/25/2035 •	1,519	1,005
3.840% due 09/25/2035 •	2	2
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 2.722% due 09/25/2035 ^~	160	147
Countrywide Alternative Loan Trust
0.366% due 03/20/2046 •	48	41
0.428% due 02/25/2037 •	37	33
2.019% due 12/25/2035 •	38	35
2.519% due 11/25/2035 •	9	8
5.250% due 06/25/2035 ^	6	6
Countrywide Home Loan Mortgage Pass-Through Trust
0.608% due 05/25/2035 •	18	16
0.788% due 03/25/2035 •	32	29
0.808% due 02/25/2035 •	4	4
3.020% due 08/25/2034 ^~	6	6
3.735% due 11/25/2034 ~	4	4
5.500% due 01/25/2035	295	305
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036 ^	1,302	1,191
5.863% due 02/25/2037 ^~	174	72
0.345% due 11/10/2046 ~(a)	400	0
0.788% due 11/10/2046 ~(a)	80	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.898% due 10/25/2047 •	716	651
GSR Mortgage Loan Trust
0.478% due 12/25/2034 •	27	25
3.783% due 01/25/2036 ^~	28	28
4.009% due 04/25/2035 ~	91	95

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~	1,254	1,267
IndyMac Mortgage Loan Trust
0.358% due 05/25/2046 •	376	354
0.628% due 07/25/2035 •	14	14
JPMorgan Mortgage Trust
3.205% due 07/27/2037 ~	62	62
3.338% due 02/25/2036 ^~	17	14
Manhattan West 2.130% due 09/10/2039	1,400	1,458
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.592% due 12/15/2030 •	3	3
Morgan Stanley Bank of America Merrill Lynch Trust 1.107% due 12/15/2048 ~(a)	894	15
Morgan Stanley Mortgage Loan Trust 2.746% due 06/25/2036 ~	17	18
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	1,296	1,372
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	1,514	1,595
Residential Accredit Loans, Inc. Trust
0.298% due 02/25/2047 •	27	13
0.328% due 06/25/2046 •	261	91
0.358% due 04/25/2046 •	431	171
2.029% due 10/25/2037 ~	247	224
6.000% due 06/25/2036	614	597
Structured Adjustable Rate Mortgage Loan Trust 3.345% due 04/25/2034 ~	2	2
Structured Asset Mortgage Investments Trust
0.358% due 05/25/2036 •	8	7
0.368% due 05/25/2036 •	53	45
0.368% due 09/25/2047 •	82	72
0.608% due 05/25/2045 •	14	13
0.736% due 07/19/2034 •	1	1
0.816% due 09/19/2032 •	1	1
0.856% due 03/19/2034 •	2	2
2.519% due 08/25/2047 ^•	28	26
Structured Asset Securities Corp. 0.428% due 01/25/2036 •	217	195
Structured Asset Securities Corp. Mortgage Loan Trust 0.438% due 10/25/2036 •	451	388
TBW Mortgage-Backed Trust 5.970% due 09/25/2036 ^þ	189	10
Thornburg Mortgage Securities Trust
1.622% due 06/25/2047 ^•	21	18
1.622% due 06/25/2047 •	3	2
Wachovia Mortgage Loan Trust LLC 3.540% due 10/20/2035 ^~	47	44
WaMu Mortgage Pass-Through Certificates Trust
0.458% due 01/25/2045 •	59	57
1.903% due 02/27/2034 •	3	3
1.999% due 06/25/2046 •	27	26
2.019% due 02/25/2046 •	62	60
3.333% due 12/25/2036 ^~	138	130
3.520% due 03/25/2033 ~	6	6
3.545% due 04/25/2035 ~	21	21
3.609% due 03/25/2035 ~	26	27
Washington Mutual Mortgage Pass-Through Certificates Trust 1.959% due 07/25/2046 ^•	20	14
		14,274
	SHARES
PREFERRED SECURITIES 0.4%
AT&T, Inc. 2.875% due 03/02/2025 •(h)	700,000	795
Bank of America Corp. 5.875% due 03/15/2028 •(h)	700,000	756
Charles Schwab Corp. 5.375% due 06/01/2025 •(h)	500,000	543
		2,094
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 46.9%
Fannie Mae
0.268% due 03/25/2034 •	2	2
0.298% due 08/25/2034 •	1	1
0.525% due 09/25/2042 •	11	11

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

0.548% due 06/25/2036 •	17	17
2.371% due 10/01/2044 •	8	8
3.141% due 05/25/2035 ~	5	5
3.366% due 11/01/2034 •	14	15
3.500% due 01/01/2059	1,811	2,001
3.519% due 12/01/2034 •	2	2
6.000% due 07/25/2044	7	8
Freddie Mac
0.506% due 01/15/2038 •	251	250
0.652% due 12/15/2032 •	4	4
0.752% due 12/15/2037 •	5	5
2.219% due 10/25/2044 •	27	28
3.117% due 01/15/2038 ~(a)	251	14
3.452% due 02/01/2029 •	1	1
3.535% due 04/01/2035 •	39	39
3.625% due 03/01/2035 •	4	4
Ginnie Mae
0.955% due 05/20/2066 - 06/20/2066 •	3,513	3,561
1.005% due 11/20/2066 •	604	614
2.875% due 04/20/2028 - 06/20/2030 •	2	2
3.000% due 07/20/2046 - 05/20/2047	124	128
Ginnie Mae, TBA 2.000% due 12/01/2050	10,800	11,177
NCUA Guaranteed Notes
0.625% due 11/05/2020 •	437	437
0.715% due 12/08/2020 •	150	149
Uniform Mortgage-Backed Security
3.000% due 10/01/2049	1,339	1,441
3.500% due 10/01/2034 - 07/01/2050	8,543	9,078
4.000% due 06/01/2050	1,404	1,515
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050	46,200	47,563
2.500% due 11/01/2050 - 12/01/2050	68,200	71,378
3.500% due 10/01/2050 - 11/01/2050	32,500	34,267
4.000% due 11/01/2050	89,933	96,010
		279,735
U.S. TREASURY OBLIGATIONS 6.0%
U.S. Treasury Inflation Protected Securities (g)
0.125% due 01/15/2022 (p)	114	116
0.125% due 04/15/2022 (n)(p)	2,343	2,385
0.125% due 07/15/2030 (p)	202	225
0.250% due 02/15/2050 (n)	1,511	1,783
0.500% due 01/15/2028 (l)(p)	9,347	10,493
0.625% due 04/15/2023 (n)(p)	626	654
3.875% due 04/15/2029 (p)	788	1,133
U.S. Treasury Notes
0.625% due 05/15/2030	3,300	3,289
1.625% due 08/15/2029 (l)	3,300	3,592
2.250% due 11/15/2025 (p)	100	110
2.875% due 04/30/2025 (l)	10,600	11,868
		35,648
Total United States (Cost $410,823)		418,630
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (k) 0.1%		883
U.S. TREASURY BILLS 0.2%
0.099% due 10/08/2020 - 10/22/2020 (d)(e)(p)	$1,248	1,248
Total Short-Term Instruments (Cost $2,131)		2,131
Total Investments in Securities (Cost $865,985)		894,900
	SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short Asset Portfolio	29,854	299
PIMCO Short-Term Floating NAV Portfolio III	438,936	4,328

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

Total Short-Term Instruments (Cost $4,624)	4,627
Total Investments in Affiliates (Cost $4,624)	4,627
Total Investments 150.7% (Cost $870,609)	$899,527
Financial Derivative Instruments (m)(o) (0.1)%(Cost or Premiums, net $335)	(400)
Other Assets and Liabilities, net (50.6)%	(302,182)
Net Assets 100.0%	$596,945

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Security becomes interest bearing at a future date.
(g)	Principal amount of security is adjusted for inflation.
(h)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Morgan Stanley	0.833%	02/03/2023	01/30/2020	$2,501	$2,457	0.41%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$883	U.S. Treasury Notes 1.750% due 07/31/2021	$(901)	$883	$883
Total Repurchase Agreements	$(901)	$883	$883
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	(0.450)%	08/20/2020	11/19/2020	EUR	(8,813)	$(10,327)
0.200	08/12/2020	11/12/2020	GBP	(3,155)	(4,073)
BSN	0.170	09/21/2020	10/05/2020	$(118)	(118)
0.180	08/13/2020	10/13/2020	(1,983)	(1,983)
IND	0.160	09/02/2020	10/02/2020	(948)	(948)
0.170	09/16/2020	10/16/2020	(2,489)	(2,489)
0.170	09/17/2020	10/16/2020	(9,502)	(9,503)
JML	(0.490)	08/20/2020	11/19/2020	EUR	(7,137)	(8,363)
SGY	0.150	09/22/2020	10/22/2020	$(899)	(899)
Total Reverse Repurchase Agreements	$(38,703)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
BCY	0.060%	09/21/2020	10/05/2020	$(3,603)	$(3,603)
Total Sale-Buyback Transactions	$(3,603)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
Canada (1.1)%
Sovereign Issues (1.1)%
Canada Government International Bond	2.750%	12/01/2048	CAD	6,100	$(6,504)	$(6,483)
United States (9.1)%
U.S. Government Agencies (9.1)%
Uniform Mortgage-Backed Security, TBA	2.500%	10/01/2050	$9,400	$(9,855)	(9,860)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2050	42,100	(44,149)	(44,114)
Uniform Mortgage-Backed Security, TBA	3.500	10/01/2035	400	(423)	(423)
Total Short Sales (10.2)%	$(60,931)	$(60,880)
(l)	Securities with an aggregate market value of $42,235 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(61,121) at a weighted average interest rate of 0.106%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for short sales includes $60 of accrued interest.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME 90-Day Eurodollar June 2022 Futures	$99.750	06/13/2022	38	$95	$9	$12
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	21	53	4	6
Call - MSE Canada Government 10-Year Bond December 2020 Futures	CAD	189.000	11/20/2020	80	80	1	0
Total Purchased Options	$14	$18
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Bond December Futures	12/2020	242	$20,333	$54	$0	$(6)
Australia Government 10-Year Bond December Futures	12/2020	31	3,317	19	0	(4)
Call Options Strike @ EUR 117.000 on Euro-Schatz December 2020 Futures (1)	11/2020	202	1	0	0	0
Euro-Bobl December Futures	12/2020	132	20,919	28	9	(17)
Euro-BTP Italy Government Bond December Futures	12/2020	223	38,586	403	141	(133)
Euro-Buxl 30-Year Bond December Futures	12/2020	18	4,699	181	25	(24)
Euro-OAT France Government 10-Year Bond December Futures	12/2020	10	1,976	28	4	(5)
Japan Government 10-Year Bond December Futures	12/2020	3	4,327	12	1	0
Put Options Strike @ EUR 123.000 on Euro-Bobl December 2020 Futures (1)	11/2020	132	1	0	0	0
Put Options Strike @ EUR 80.000 on Euro-BTP Italy Government Bond December 2020 Futures (1)	11/2020	150	2	0	0	0
Put Options Strike @ GBP 90.000 on United Kingdom Gilt December 2020 Futures (1)	11/2020	25	0	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2020	129	16,258	8	0	(13)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	1	222	(3)	0	(2)
United Kingdom Long Gilt December Futures	12/2020	26	4,566	13	8	(15)
$743	$188	$(219)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Canada Government 10-Year Bond December Futures	12/2020	59	$(6,727)	$2	$27	$(13)
Euro-Bund 10-Year Bond December Futures	12/2020	138	(28,237)	(91)	57	(41)
Euro-Schatz December Futures	12/2020	200	(26,331)	(17)	3	(1)
U.S. Treasury 10-Year Note December Futures	12/2020	160	(22,325)	(9)	40	0
U.S. Treasury 30-Year Bond December Futures	12/2020	23	(4,054)	(36)	22	0
$(151)	$149	$(55)
Total Futures Contracts	$592	$337	$(274)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
BASF SE	(1.000)%	Quarterly	12/20/2020	0.066%	EUR	200	$(6)	$5	$(1)	$0	$0
Reynolds American, Inc.	(1.000)	Quarterly	12/20/2020	0.037	$700	(15)	14	(1)	0	0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.078	EUR	200	(5)	4	(1)	0	0
$(26)	$23	$(3)	$0	$0
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Berkshire Hathaway, Inc.	1.000%	Quarterly	12/20/2022	0.144%	$700	$13	$1	$14	$0	$0
Daimler AG	1.000	Quarterly	12/20/2020	0.207	EUR	200	5	(5)	0	0	0
Shell International Finance BV	1.000	Quarterly	12/20/2026	0.709	500	18	(7)	11	1	0
Tesco PLC	1.000	Quarterly	06/20/2022	0.221	800	0	13	13	0	0
Tesco PLC	1.000	Quarterly	06/20/2025	0.693	400	(13)	20	7	0	0
$23	$22	$45	$1	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$5,060	$(221)	$(33)	$(254)	$0	$(14)
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	2,700	(115)	(1)	(116)	4	(1)
CDX.IG-33 10-Year Index	(1.000)	Quarterly	12/20/2029	6,500	28	58	86	0	(9)
CDX.IG-34 10-Year Index	(1.000)	Quarterly	06/20/2030	35,900	96	428	524	0	(86)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	5,500	(21)	25	4	0	(7)
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	10,900	(80)	43	(37)	0	(11)
$(313)	$520	$207	$4	$(128)
INTEREST RATE SWAPS - BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$132,700	$(1)	$(23)	$(24)	$0	$(3)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	30,400	0	(3)	(3)	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	5,100	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	3,900	0	1	1	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	19,800	(1)	(1)	(2)	0	(1)
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	17,000	0	7	7	1	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	4,300	0	4	4	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	12,700	1	8	9	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	12,700	0	4	4	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	10,100	0	4	4	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	4,800	0	8	8	0	0
$(1)	$9	$8	$1	$(5)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	12/16/2022	GBP	13,100	$114	$(5)	$109	$0	$(6)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2025		5,900	194	4	198	0	(8)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2030		5,500	244	5	249	0	(12)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2050		900	70	(2)	68	0	(7)
Pay	1-Year BRL-CDI	8.880	Maturity	01/04/2021	BRL	800	1	12	13	0	0
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	3,800	0	32	32	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022		1,300	6	13	19	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		6,000	0	102	102	0	(2)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025		3,200	(26)	118	92	0	(1)
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029		11,900	309	893	1,202	0	(14)
Pay	3-Month CAD-Bank Bill	1.713	Semi-Annual	10/02/2029		3,100	1	154	155	0	(2)
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		8,200	109	406	515	0	(6)
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		11,700	(88)	494	406	0	(9)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		600	(86)	115	29	0	(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		7,100	89	1,590	1,679	0	(17)
Pay	3-Month CHF-LIBOR	0.500	Annual	09/16/2025	CHF	18,200	17	83	100	0	(4)
Pay	3-Month SEK-STIBOR	1.000	Annual	06/19/2029	SEK	13,200	51	51	102	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		$46,900	319	(947)	(628)	0	(3)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		10,500	38	(247)	(209)	0	(1)
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		15,900	(221)	(335)	(556)	0	(1)
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		8,900	(21)	(157)	(178)	0	(1)
Receive(7)	3-Month USD-LIBOR	0.750	Semi-Annual	12/16/2022		5,200	(54)	(1)	(55)	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		6,950	0	(223)	(223)	1	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		5,950	0	(179)	(179)	4	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		7,050	0	(201)	(201)	5	0
Receive(7)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		4,450	0	(140)	(140)	2	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		5,800	31	(348)	(317)	3	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		1,600	(149)	(10)	(159)	1	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		11,800	(492)	(57)	(549)	9	0
Receive(7)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		14,700	(471)	15	(456)	15	0
Pay(7)	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		6,800	(54)	(10)	(64)	0	(14)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		25,100	1,360	(4,771)	(3,411)	60	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		1,900	21	(172)	(151)	5	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		5,000	96	(499)	(403)	15	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		9,500	(185)	(667)	(852)	24	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		9,400	(44)	(1,140)	(1,184)	28	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		11,500	(633)	(4)	(637)	31	0
Receive(7)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		12,500	(404)	96	(308)	37	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		4,800	(887)	412	(475)	66	0
Receive(7)	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		900	(82)	58	(24)	12	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	7,600	4	36	40	1	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	5,000	(107)	(84)	(191)	0	(1)
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	1,400	(24)	78	54	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	66	66	1	0
Receive(7)	6-Month EUR-EURIBOR	0.300	Annual	12/15/2022	EUR	26,200	(41)	(76)	(117)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	12/15/2025		46,400	380	372	752	1	0
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		3,600	119	204	323	0	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030		51,100	2,224	685	2,909	1	(5)
Receive(7)	6-Month EUR-EURIBOR	0.600	Annual	12/15/2050		2,500	(463)	(101)	(564)	2	0
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	03/17/2051		4,700	86	(115)	(29)	4	0
Pay	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2025	GBP	8,800	(29)	29	0	6	(6)
Pay	6-Month GBP-LIBOR	0.500	Semi-Annual	09/16/2050		1,300	(81)	53	(28)	0	(7)
Pay	6-Month JPY-LIBOR	0.200	Semi-Annual	06/19/2029	JPY	1,170,000	185	23	208	6	0
Pay	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039		130,881	(2)	48	46	1	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

Pay	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049	20,000	(1)	11	10	0	0
Pay	6-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	1,700	0	64	64	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	29,200	5	(14)	(9)	1	0
Receive	UKRPI	3.257	Maturity	02/15/2025	GBP	3,900	0	(23)	(23)	0	(3)
Receive	UKRPI	3.258	Maturity	02/15/2025	4,600	0	(28)	(28)	0	(3)
Receive	UKRPI	3.262	Maturity	02/15/2025	3,500	0	(22)	(22)	0	(2)
Receive	UKRPI	3.334	Maturity	08/15/2025	2,000	(3)	28	25	0	0
Pay	UKRPI	3.386	Maturity	01/15/2030	800	0	1	1	0	(2)
Pay	UKRPI	3.436	Maturity	02/15/2030	500	0	2	2	0	(3)
Pay	UKRPI	3.450	Maturity	02/15/2030	3,000	2	19	21	0	(9)
Pay	UKRPI	3.453	Maturity	02/15/2030	6,000	0	44	44	0	0
Pay	UKRPI	3.475	Maturity	08/15/2030	2,000	0	(28)	(28)	0	(7)
$1,427	$(4,190)	$(2,763)	$342	$(158)
Total Swap Agreements	$1,110	$(3,616)	$(2,506)	$348	$(291)
(n)

Securities with an aggregate market value of $3,828 and cash of $8,696 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)	Future styled option.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
AZD	12/2020	HKD	3,683	$475	$0	$0
BOA	10/2020	SEK	13,045	1,442	0	(15)
10/2020	$1,656	CAD	2,217	8	0
10/2020	13,407	DKK	85,709	90	0
10/2020	1,644	KRW	1,918,548	1	0
11/2020	CAD	2,217	$1,657	0	(8)
11/2020	$1,442	SEK	13,045	15	0
12/2020	CNH	354,262	$50,922	0	(1,067)
12/2020	DKK	85,709	13,422	0	(90)
12/2020	SGD	1,521	1,120	6	0
12/2020	$782	KRW	931,988	17	0
12/2020	2,607	SGD	3,545	0	(10)
BPS	10/2020	AUD	3,975	$2,890	43	0
10/2020	EUR	2,019	2,385	18	(1)
10/2020	JPY	1,311,270	12,368	0	(65)
10/2020	TWD	16,314	562	0	(2)
10/2020	$1,475	AUD	2,006	0	(39)
10/2020	323	DKK	2,015	0	(6)
10/2020	3,603	EUR	3,029	0	(52)
10/2020	25,624	JPY	2,705,505	29	0
11/2020	JPY	2,635,705	$24,973	0	(27)
11/2020	NZD	1,592	1,047	0	(6)
11/2020	$15	PLN	57	0	0
12/2020	ILS	2,999	$877	1	0
12/2020	KRW	13,433,816	11,339	0	(183)
12/2020	MYR	12,225	2,921	0	(15)
12/2020	SGD	2,029	1,475	0	(12)
12/2020	$1,233	CNH	8,465	9	0
BRC	10/2020	MXN	16,287	$748	13	0
10/2020	$2,018	GBP	1,515	0	(63)
12/2020	CNH	28,108	$4,106	0	(19)
12/2020	PEN	1,117	316	6	0
12/2020	$1,155	MXN	26,289	25	0
CBK	10/2020	AUD	1,249	$918	23	0
10/2020	CAD	602	458	6	0
10/2020	DKK	44,704	6,769	0	(271)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

	10/2020	MXN	4,532		204	0	0
	10/2020	PEN	4,083		1,152	19	0
	10/2020	RUB	97,279		1,352	102	0
	10/2020		$3,848	CAD	5,148	18	0
	10/2020		9,307	DKK	59,334	37	0
	10/2020		1,737	GBP	1,293	0	(69)
	10/2020		313	PEN	1,105	0	(6)
	11/2020	CAD	5,148		$3,849	0	(18)
	11/2020	PEN	661		187	4	0
	11/2020	ZAR	139		8	0	0
	12/2020	DKK	59,334		9,318	0	(36)
	12/2020	PEN	14,366		4,044	58	0
	12/2020		$934	CNH	6,356	0	(1)
	03/2021		201	MXN	4,532	0	0
	04/2021	ILS	6,100		$1,800	12	0
CIB	10/2020		$230	CAD	300	0	(4)
DUB	10/2020	PEN	5,537		$1,577	41	0
	10/2020		$1,547	PEN	5,537	0	(10)
	03/2021	PEN	5,537		$1,544	9	0
GLM	10/2020	MXN	14,048		652	18	0
	10/2020	NOK	13,305		1,401	0	(26)
	10/2020	PEN	2,947		832	14	0
	10/2020		$1,448	TWD	41,771	0	(3)
	11/2020		1,401	NOK	13,305	26	0
	12/2020	DKK	12,999		$2,045	0	(4)
	12/2020	TWD	86,094		3,000	6	(11)
	12/2020		$949	CNH	6,459	0	(2)
HUS	10/2020	AUD	817		$597	12	0
	10/2020	CAD	4,703		3,572	40	0
	10/2020	GBP	1,956		2,532	8	0
	10/2020	JPY	1,234,937		11,619	0	(91)
	10/2020	KRW	626,555		538	1	0
	10/2020	NOK	4,780		545	33	0
	10/2020		$3,006	EUR	2,521	0	(51)
	10/2020		43,326	GBP	33,678	130	0
	10/2020		2,024	NOK	18,085	0	(85)
	10/2020		840	PEN	2,978	0	(13)
	10/2020		678	RUB	48,391	0	(56)
	11/2020	GBP	33,678		$43,333	0	(131)
	12/2020	CNY	11,441		1,633	0	(47)
	12/2020	KRW	931,988		782	0	(17)
	12/2020		$81	CNH	569	2	0
	12/2020		973	KRW	1,153,302	17	0
	01/2021	PEN	2,978		$838	12	0
	04/2021	ILS	2,919		849	0	(7)
IND	10/2020		$100	EUR	85	0	0
JPM	10/2020	CAD	235		$176	0	(1)
	10/2020	CHF	236		260	4	0
	10/2020	DKK	20,705		3,143	0	(118)
	10/2020	KRW	818,644		703	1	0
	10/2020		$3,655	DKK	23,070	16	(37)
	10/2020		377	EUR	319	0	(3)
	10/2020		1,533	MXN	34,867	41	0
	10/2020		655	RUB	48,360	0	(33)
	12/2020	CNH	6,776		$994	0	0
	12/2020	ILS	5,121		1,486	0	(10)
	02/2021		$248	ILS	854	2	0
MYI	10/2020	AUD	3,755		$2,699	11	(2)
	10/2020	CAD	2,516		1,907	18	0
	10/2020	DKK	93,732		14,196	3	(568)
	10/2020	JPY	1,528,921		14,418	0	(79)
	10/2020	NZD	2,663		1,788	26	0
	10/2020	SEK	4,100		473	15	0
	10/2020		$3,419	AUD	4,799	34	(17)
	10/2020		13,043	JPY	1,375,008	3	(8)
	10/2020		720	NZD	1,071	0	(11)
	10/2020		1,234	SEK	10,760	0	(33)
	11/2020	AUD	3,549		$2,508	0	(34)
	11/2020	JPY	1,310,208		12,436	8	0
	06/2021		$38	EUR	30	0	(3)
SCX	10/2020	AUD	1,222		$860	0	(15)
	10/2020	EUR	55,160		66,008	1,336	0
	10/2020	TWD	25,457		877	0	(4)
	10/2020		$733	SEK	6,385	0	(20)
	11/2020	EUR	51,907		$60,908	10	0
	12/2020	CNY	58,717		8,385	0	(233)
	12/2020		$1,187	KRW	1,397,099	11	0
	02/2021	ILS	957		$279	0	(1)
SOG	10/2020	DKK	24,413		3,685	0	(159)
SSB	10/2020	GBP	34,181		45,412	1,307	0
	10/2020		$3,195	CAD	4,280	20	0
	10/2020		26,174	JPY	2,756,689	0	(36)
	11/2020	CAD	4,280		$3,195	0	(20)
	11/2020	JPY	2,756,689		26,184	36	0
	12/2020		$640	KRW	762,304	14	0
TOR	10/2020	AUD	375		$272	3	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

10/2020	CAD	4,549	3,478	61	0
10/2020	JPY	1,399,878	13,205	0	(68)
10/2020	$7,338	JPY	774,470	5	0
11/2020	JPY	774,470	$7,341	0	(5)
UAG	10/2020	AUD	11,885	8,584	72	0
10/2020	EUR	682	808	9	0
10/2020	GBP	349	463	13	0
10/2020	JPY	2,136,667	20,107	0	(153)
10/2020	$8,469	AUD	12,022	142	0
10/2020	319	CAD	425	0	0
10/2020	104	CHF	95	0	(1)
11/2020	AUD	12,022	$8,470	0	(142)
04/2021	ILS	5,262	1,532	0	(10)
Total Forward Foreign Currency Contracts	$4,150	$(4,463)
PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC CAD versus JPY	JPY	77.000	02/25/2021	3,816	$40	$41
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	1,900	$78	$23
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	800	32	10
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	2,000	148	50
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	1,700	126	40
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	1,300	51	16
$435	$139
Total Purchased Options	$475	$180
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	10/21/2020	1,000	$(1)	$0
Put - OTC CDX.IG-34 5-Year Index	Sell	0.900	10/21/2020	4,200	(5)	(10)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	2,200	(4)	(3)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	11/18/2020	1,100	(2)	(3)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	10/21/2020	500	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	2,800	(2)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	10/21/2020	500	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	1,400	(2)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.925	10/21/2020	1,400	(2)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	600	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	600	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	1,200	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	12/16/2020	1,700	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	1,200	(2)	(3)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	12/16/2020	1,700	(2)	(4)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.950	12/16/2020	700	(1)	(1)
BPS	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	3,600	(6)	(4)
Put - OTC CDX.IG-34 5-Year Index	Sell	0.950	11/18/2020	1,100	(1)	(4)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.150	11/18/2020	600	0	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	1,100	(2)	(5)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	12/16/2020	600	(1)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	1,700	(5)	(10)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	10/21/2020	600	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	600	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.525	10/21/2020	500	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.750	10/21/2020	600	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	10/21/2020	600	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	600	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	10/21/2020	500	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	1,300	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	1,300	(2)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	400	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	12/16/2020	900	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	400	(1)	(1)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	12/16/2020	900	(1)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	12/16/2020	700	(1)	(2)
BRC	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	1,000	(1)	(4)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	1,200	(3)	(2)
CBK	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	10/21/2020	1,300	(1)	0
DUB	Put - OTC CDX.IG-34 5-Year Index	Sell	1.050	11/18/2020	700	(1)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	1,500	(2)	(6)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	10/21/2020	800	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	1,400	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	10/21/2020	800	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	800	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	1,400	(3)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	3,400	(3)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	3,400	(5)	(9)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	12/16/2020	1,400	(3)	(3)
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	10/21/2020	1,200	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	1,200	(1)	(2)
Call - OTC CDX.IG-35 5-Year Index	Buy	0.450	12/16/2020	1,600	(2)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	12/16/2020	1,600	(2)	(3)
Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	12/16/2020	1,300	(2)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.525	10/21/2020	600	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	10/21/2020	600	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	700	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	700	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	1,100	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	1,100	(2)	(3)
GST	Put - OTC CDX.HY-35 5-Year Index	Sell	98.000	11/18/2020	300	(2)	(2)
Call - OTC CDX.IG-34 5-Year Index	Buy	0.575	10/21/2020	900	(1)	0
Put - OTC CDX.IG-34 5-Year Index	Sell	0.800	10/21/2020	400	0	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	0.900	10/21/2020	900	(1)	(2)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	2,300	(4)	(10)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	12/16/2020	1,400	(2)	(4)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.900	12/16/2020	1,100	(2)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	10/21/2020	700	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	600	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	10/21/2020	700	(1)	(1)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	600	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	1,600	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	1,600	(2)	(2)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	12/16/2020	1,100	(2)	(2)
JPM	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	500	(1)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	1,300	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.525	10/21/2020	1,300	(2)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	10/21/2020	1,300	(3)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	1,300	(3)	0
MYC	Put - OTC CDX.IG-34 5-Year Index	Sell	0.950	12/16/2020	400	(1)	(2)
Call - OTC CDX.IG-35 5-Year Index	Buy	0.500	11/18/2020	1,200	(1)	(1)
Put - OTC CDX.IG-35 5-Year Index	Sell	0.950	12/16/2020	1,300	(2)	(2)
$(129)	$(135)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,150.000	10/28/2020	1,801	$(7)	$(6)
BRC	Call - OTC CAD versus JPY	JPY	82.500	02/25/2021	3,816	(39)	(20)
GLM	Put - OTC EUR versus USD	$1.093	01/29/2021	2,447	(32)	(4)
$(78)	$(30)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	15,800	$(78)	$0
DUB	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	6,900	(31)	0
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	16,600	(147)	(1)
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	800	(36)	(24)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	500	(22)	(15)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	14,100	(126)	(1)
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	11,000	(51)	(1)
Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/17/2021	900	(30)	(27)
$(521)	$(69)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor	0.000%	3-Month USD-LIBOR	10/07/2022	9,500	$(10)	$(7)
	Call - OTC 1-Year Interest Rate Floor	0.000	3-Month USD-LIBOR	10/08/2022	5,250	(5)	(4)
						$(15)	$(11)
OPTIONS ON SECURITIES
Counterparty		Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR		Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050	$99.484	11/05/2020	300	$(2)	$(1)
		Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050	102.141	11/05/2020	1,200	(9)	(3)
		Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050	102.219	11/05/2020	1,100	(7)	(3)
		Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 12/01/2050	99.219	12/07/2020	600	(4)	(4)
		Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 12/01/2050	101.172	12/07/2020	1,100	(9)	(7)
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.438	10/07/2020	500	(2)	0
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.953	10/07/2020	900	(3)	0
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.078	10/07/2020	600	(2)	0
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.141	10/07/2020	800	(2)	0
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.188	10/07/2020	800	(3)	0
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.906	11/05/2020	1,100	(4)	(1)
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.953	11/05/2020	1,100	(4)	(1)
GSC		Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050	104.500	10/07/2020	300	(1)	0
		Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050	105.320	10/07/2020	800	(1)	0
JPM		Put - OTC Ginnie Mae, TBA 2.000% due 12/01/2050	102.188	12/14/2020	1,500	(8)	(7)
		Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «	103.367	01/14/2021	800	(4)	(8)
		Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «	103.594	01/14/2021	700	(3)	(3)
		Put - OTC Ginnie Mae, TBA 3.000% due 12/01/2050	104.000	12/14/2020	800	(2)	(1)
		Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050	99.938	11/05/2020	300	(2)	(1)
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.555	10/07/2020	900	(4)	0
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.602	10/07/2020	1,100	(4)	0
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.836	10/07/2020	500	(2)	0
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.984	10/07/2020	400	(1)	0
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.293	10/07/2020	800	(2)	0
		Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	103.102	10/07/2020	1,000	(3)	(4)
		Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	103.602	10/07/2020	1,100	(3)	0
		Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	103.969	10/07/2020	200	0	0
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.922	11/05/2020	900	(3)	(1)
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.375	11/05/2020	600	(3)	(1)
		Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.375	11/05/2020	600	(2)	(1)
		Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.922	11/05/2020	900	(2)	(1)
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050	101.938	12/07/2020	600	(2)	(2)
		Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050	103.938	12/07/2020	600	(1)	(1)
						$(104)	$(51)
Total Written Options						$(847)	$(296)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.052%	$200	$(7)	$4	$0	$(3)
BPS	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	1,700	(61)	33	0	(28)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	3,000	(73)	3	0	(70)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.209	800	(15)	(3)	0	(18)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	1,200	(41)	21	0	(20)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	2,000	(51)	4	0	(47)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	1,000	(35)	18	0	(17)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.209	1,600	(31)	(4)	0	(35)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	1,700	(60)	32	0	(28)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	800	(20)	1	0	(19)
JPM	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	200	(5)	0	0	(5)
$(399)	$109	$0	$(290)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	1.268%	$900	$(22)	$11	$0	$(11)
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	1.268	600	(14)	7	0	(7)
$(36)	$18	$0	$(18)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	4,200	$2,898	$1	$131	$132	$0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	4,100	2,829	(16)	146	130	0
$(15)	$277	$262	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(8)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.225% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	$4,800	$3	$33	$36	$0
BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.227% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	4,900	14	(58)	0	(44)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.227% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	3,700	11	(50)	0	(39)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.227% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	1,600	5	(21)	0	(16)
								$33	$(96)	$36	$(99)
Total Swap Agreements								$(417)	$308	$298	$(407)
(p)

Securities with an aggregate market value of $2,056 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2020

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$24	$0	$24
Sovereign Issues	0	153	0	153
Australia
Asset-Backed Securities	0	189	0	189
Corporate Bonds & Notes	0	316	0	316
Non-Agency Mortgage-Backed Securities	0	1,597	0	1,597
Sovereign Issues	0	13,562	0	13,562
Brazil
Corporate Bonds & Notes	0	1,976	0	1,976
Canada
Corporate Bonds & Notes	0	1,936	0	1,936
Non-Agency Mortgage-Backed Securities	0	1,476	0	1,476
Sovereign Issues	0	4,411	0	4,411
Cayman Islands
Asset-Backed Securities	0	15,395	0	15,395
Corporate Bonds & Notes	0	8,077	0	8,077
China
Sovereign Issues	0	64,257	0	64,257
Denmark
Corporate Bonds & Notes	0	26,776	0	26,776
France
Corporate Bonds & Notes	0	1,994	0	1,994
Sovereign Issues	0	18,144	0	18,144
Germany
Corporate Bonds & Notes	0	12,242	0	12,242
Guernsey, Channel Islands
Corporate Bonds & Notes	0	861	0	861
India
Corporate Bonds & Notes	0	677	0	677
Ireland
Asset-Backed Securities	0	6,476	0	6,476
Corporate Bonds & Notes	0	618	0	618
Israel
Sovereign Issues	0	8,435	0	8,435
Italy
Corporate Bonds & Notes	0	8,064	0	8,064
Sovereign Issues	0	11,320	0	11,320
Japan
Corporate Bonds & Notes	0	8,432	0	8,432
Sovereign Issues	0	80,708	0	80,708
Kuwait
Sovereign Issues	0	3,157	0	3,157
Lithuania
Sovereign Issues	0	956	0	956
Luxembourg
Corporate Bonds & Notes	0	1,894	0	1,894
Malaysia
Corporate Bonds & Notes	0	867	0	867
Sovereign Issues	0	2,949	0	2,949
Mexico
Sovereign Issues	0	336	0	336
Multinational
Corporate Bonds & Notes	0	717	0	717
Netherlands
Asset-Backed Securities	0	1,921	0	1,921
Corporate Bonds & Notes	0	3,537	0	3,537
Preferred Securities	0	210	0	210
New Zealand
Sovereign Issues	0	1,169	0	1,169
Norway
Corporate Bonds & Notes	0	538	0	538
Peru
Corporate Bonds & Notes	0	553	0	553
Sovereign Issues	0	6,991	0	6,991
Qatar
Sovereign Issues	0	10,231	0	10,231
Saudi Arabia
Corporate Bonds & Notes	0	410	0	410
Sovereign Issues	0	5,530	0	5,530
Singapore
Corporate Bonds & Notes	0	2,869	0	2,869
Slovenia
Sovereign Issues	0	1,634	0	1,634
South Africa
Sovereign Issues	0	478	0	478
South Korea
Corporate Bonds & Notes	0	400	0	400
Sovereign Issues	0	11,734	0	11,734
Spain
Corporate Bonds & Notes	0	687	0	687
Preferred Securities	0	2,366	0	2,366
Sovereign Issues	0	26,216	0	26,216
Supranational
Corporate Bonds & Notes	0	645	0	645

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	September 30, 2020 (Unaudited)

Sweden
Corporate Bonds & Notes	0	310	0	310
Switzerland
Corporate Bonds & Notes	0	6,313	0	6,313
United Arab Emirates
Corporate Bonds & Notes	0	207	0	207
Sovereign Issues	0	2,337	0	2,337
United Kingdom
Corporate Bonds & Notes	0	42,227	0	42,227
Non-Agency Mortgage-Backed Securities	0	28,090	0	28,090
Preferred Securities	0	203	0	203
Sovereign Issues	0	7,341	0	7,341
United States
Asset-Backed Securities	0	39,843	0	39,843
Corporate Bonds & Notes	0	46,104	0	46,104
Loan Participations and Assignments	0	932	0	932
Non-Agency Mortgage-Backed Securities	0	14,274	0	14,274
Preferred Securities	0	2,094	0	2,094
U.S. Government Agencies	0	279,735	0	279,735
U.S. Treasury Obligations	0	35,648	0	35,648
Short-Term Instruments
Repurchase Agreements	0	883	0	883
U.S. Treasury Bills	0	1,248	0	1,248
	$0	$894,900	$0	$894,900
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,627	$0	$0	$4,627
Total Investments	$4,627	$894,900	$0	$899,527
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(6,483)	$0	$(6,483)
United States
U.S. Government Agencies	0	(54,397)	0	(54,397)
	$0	$(60,880)	$0	$(60,880)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	355	348	0	703
Over the counter	0	4,628	0	4,628
	$355	$4,976	$0	$5,331
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(274)	(291)	0	(565)
Over the counter	(2)	(5,153)	(11)	(5,166)
	$(276)	$(5,444)	$(11)	$(5,731)
Total Financial Derivative Instruments	$79	$(468)	$(11)	$(400)
Totals	$4,706	$833,552	$(11)	$838,247

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 145.6% ¤
ARGENTINA 0.0%
CORPORATE BONDS & NOTES 0.0%
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	250	$2
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond 31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		480	3
Autonomous City of Buenos Aires Argentina 34.633% (BADLARPP + 5.000%) due 01/23/2022 ~		30	0
Provincia de Buenos Aires 33.378% due 04/12/2025		100	1
			4
Total Argentina (Cost $31)			6
AUSTRALIA 4.6%
CORPORATE BONDS & NOTES 0.8%
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023		$100	105
Woodside Finance Ltd. 4.600% due 05/10/2021		100	101
			206
SOVEREIGN ISSUES 3.8%
Australia Government International Bond
0.500% due 09/21/2026	AUD	600	431
1.750% due 06/21/2051		100	72
3.000% due 03/21/2047		150	139
New South Wales Treasury Corp.
2.000% due 03/20/2031		70	53
3.000% due 02/20/2030		50	42
Queensland Treasury Corp.
1.750% due 08/21/2031		20	15
3.500% due 08/21/2030		150	131
Treasury Corp. of Victoria
1.500% due 11/20/2030		200	147
4.250% due 12/20/2032		20	19
			1,049
Total Australia (Cost $1,205)			1,255
BRAZIL 0.4%
CORPORATE BONDS & NOTES 0.4%
Petrobras Global Finance BV 5.093% due 01/15/2030		$104	109
Total Brazil (Cost $108)			109
CANADA 0.6%
SOVEREIGN ISSUES 0.6%
Province of Ontario 2.600% due 06/02/2027 (g)	CAD	200	166
Total Canada (Cost $157)			166
CAYMAN ISLANDS 3.2%
ASSET-BACKED SECURITIES 1.7%
Crown Point CLO Ltd. 1.442% due 10/20/2028 •		$98	97
Dryden Senior Loan Fund 1.175% due 10/15/2027 •		90	89

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

MidOcean Credit CLO 1.522% due 01/20/2029 •		100	100
Monarch Grove CLO 1.125% due 01/25/2028 •		84	83
Zais CLO Ltd. 1.425% due 04/15/2028 •		92	92
			461
CORPORATE BONDS & NOTES 1.5%
QNB Finance Ltd. 1.606% (US0003M + 1.350%) due 05/31/2021 ~		200	201
Sands China Ltd. 5.400% due 08/08/2028		200	223
			424
Total Cayman Islands (Cost $863)			885
CHINA 10.1%
SOVEREIGN ISSUES 10.1%
China Development Bank
3.430% due 01/14/2027	CNY	1,000	146
3.500% due 08/13/2026		2,000	293
3.680% due 02/26/2026		2,700	398
4.040% due 04/10/2027		600	90
4.040% due 07/06/2028		1,000	150
4.240% due 08/24/2027		8,800	1,340
4.880% due 02/09/2028		1,800	284
China Government Bond
2.740% due 08/04/2026		600	86
Total China (Cost $2,745)			2,787
DENMARK 4.4%
CORPORATE BONDS & NOTES 4.4%
Jyske Realkredit A/S
1.000% due 10/01/2050	DKK	1,083	171
1.500% due 10/01/2050		352	57
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2050		2,498	394
Nykredit Realkredit A/S
1.000% due 10/01/2050		2,692	424
1.500% due 10/01/2050		1,032	166
Total Denmark (Cost $1,132)			1,212
FRANCE 3.8%
SOVEREIGN ISSUES 3.8%
France Government International Bond
0.750% due 05/25/2052	EUR	50	64
2.000% due 05/25/2048 (g)		400	675
3.250% due 05/25/2045 (g)		150	301
Total France (Cost $698)			1,040
GERMANY 2.9%
CORPORATE BONDS & NOTES 2.9%
Deutsche Bank AG
2.625% due 02/12/2026	EUR	200	247
4.250% due 10/14/2021		$200	206
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (b)	EUR	100	118
Volkswagen Bank GmbH
0.625% due 09/08/2021		100	118
1.875% due 01/31/2024		100	122
Total Germany (Cost $786)			811
IRELAND 2.1%
ASSET-BACKED SECURITIES 2.1%
ALME Loan Funding DAC 0.750% due 01/15/2031 •	EUR	250	292
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		250	291

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Total Ireland (Cost $553)			583
ISRAEL 1.4%
SOVEREIGN ISSUES 1.4%
Israel Government International Bond
1.000% due 04/30/2021	ILS	1,000	294
2.000% due 03/31/2027		300	96
Total Israel (Cost $389)			390
ITALY 3.9%
CORPORATE BONDS & NOTES 0.9%
Banca Carige SpA
1.013% (EUR003M + 1.500%) due 05/25/2022 ~	EUR	100	118
1.247% due 10/25/2021 •		100	118
			236
SOVEREIGN ISSUES 3.0%
Italy Buoni Poliennali Del Tesoro
1.450% due 11/15/2024 (g)		200	247
1.800% due 03/01/2041 (g)		100	123
1.850% due 07/01/2025 (g)		200	252
2.450% due 09/01/2050		30	41
Italy Government International Bond 6.000% due 08/04/2028	GBP	100	164
			827
Total Italy (Cost $1,007)			1,063
JAPAN 15.8%
SOVEREIGN ISSUES 15.8%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		$200	200
Japan Government International Bond
0.100% due 03/10/2028	JPY	30,268	287
0.100% due 03/20/2029		140,000	1,345
0.100% due 06/20/2029		20,000	192
0.100% due 03/20/2030		30,000	287
0.300% due 06/20/2046		25,000	225
0.500% due 09/20/2046		53,000	500
0.700% due 12/20/2048		42,400	416
1.200% due 09/20/2035		52,650	569
1.300% due 06/20/2035		30,000	328
Total Japan (Cost $4,258)			4,349
KUWAIT 0.8%
SOVEREIGN ISSUES 0.8%
Kuwait International Government Bond 3.500% due 03/20/2027		$200	225
Total Kuwait (Cost $199)			225
MALAYSIA 0.6%
SOVEREIGN ISSUES 0.6%
Malaysia Government International Bond
3.502% due 05/31/2027	MYR	100	26
3.733% due 06/15/2028		100	26
3.955% due 09/15/2025		100	26
Malaysia Government Investment Issue
3.655% due 10/15/2024		100	25
4.130% due 07/09/2029		100	27
4.369% due 10/31/2028		100	27
Total Malaysia (Cost $147)			157
NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.750% due 05/15/2041	NZD	50	37

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Total New Zealand (Cost $36)			37
PERU 1.3%
SOVEREIGN ISSUES 1.3%
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	28
5.940% due 02/12/2029		173	56
6.350% due 08/12/2028		700	234
6.950% due 08/12/2031		79	27
Total Peru (Cost $340)			345
QATAR 2.5%
SOVEREIGN ISSUES 2.5%
Qatar Government International Bond
3.875% due 04/23/2023		$200	215
4.000% due 03/14/2029		200	234
4.500% due 04/23/2028		200	240
Total Qatar (Cost $600)			689
RUSSIA 0.2%
SOVEREIGN ISSUES 0.2%
Russia Government International Bond 7.650% due 04/10/2030	RUB	3,700	53
Total Russia (Cost $58)			53
SAUDI ARABIA 1.6%
SOVEREIGN ISSUES 1.6%
Saudi Government International Bond
2.375% due 10/26/2021		$200	204
4.500% due 04/17/2030		200	239
Total Saudi Arabia (Cost $441)			443
SOUTH KOREA 2.4%
SOVEREIGN ISSUES 2.4%
Korea Government International Bond
2.125% due 06/10/2027	KRW	65,000	59
2.375% due 12/10/2027		80,000	74
2.375% due 12/10/2028		330,000	304
2.625% due 06/10/2028		130,000	122
5.500% due 03/10/2028		80,000	89
Total South Korea (Cost $642)			648
SPAIN 4.8%
		SHARES
PREFERRED SECURITIES 0.4%
Banco Santander S.A. 6.250% due 09/11/2021 •(d)(e)		100,000	117
		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 4.4%
Spain Government International Bond
0.250% due 07/30/2024	EUR	100	120
1.000% due 10/31/2050 (g)		100	115
1.250% due 10/31/2030 (g)		250	322
1.400% due 07/30/2028 (g)		400	520

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

1.850% due 07/30/2035 (g)		100	139
			1,216
Total Spain (Cost $1,243)			1,333
SWITZERLAND 0.4%
CORPORATE BONDS & NOTES 0.4%
UBS AG 4.750% due 02/12/2026 •(e)	EUR	100	119
Total Switzerland (Cost $120)			119
UNITED ARAB EMIRATES 0.8%
SOVEREIGN ISSUES 0.8%
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		$200	207
Total United Arab Emirates (Cost $200)			207
UNITED KINGDOM 14.5%
CORPORATE BONDS & NOTES 7.8%
Barclays PLC 3.375% due 04/02/2025 •	EUR	200	255
BG Energy Capital PLC 4.000% due 10/15/2021		$200	207
HSBC Holdings PLC
4.041% due 03/13/2028 •		200	221
6.750% due 09/11/2028	GBP	50	84
Lloyds Bank PLC 4.875% due 03/30/2027		100	164
Lloyds Banking Group PLC 3.900% due 03/12/2024		$200	218
Marks & Spencer PLC 3.000% due 12/08/2023	GBP	100	131
Nationwide Building Society 4.363% due 08/01/2024 •		$200	217
Natwest Group PLC 5.076% due 01/27/2030 •		200	238
Natwest Markets PLC 0.625% due 03/02/2022	EUR	100	118
Santander UK Group Holdings PLC 3.571% due 01/10/2023		$200	206
Tesco Property Finance PLC 5.744% due 04/13/2040	GBP	48	83
			2,142
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%
Avon Finance PLC 0.000% due 09/20/2048 •		100	129
Eurosail PLC
0.000% due 12/10/2044 •	EUR	14	17
0.000% due 03/13/2045 •		20	24
0.220% due 03/13/2045 •	GBP	41	52
Hawksmoor Mortgages 1.112% due 05/25/2053 •		218	281
Mansard Mortgages PLC 0.709% due 12/15/2049 •		74	93
Newgate Funding PLC 1.060% due 12/15/2050 •		111	140
Residential Mortgage Securities PLC 0.000% due 06/20/2070 •		100	130
Ripon Mortgages PLC 0.868% due 08/20/2056 •		67	86
RMAC Securities PLC
0.000% due 06/12/2044 •	EUR	84	94
0.230% due 06/12/2044 •	GBP	99	121
Silverstone Master Issuer PLC 0.815% due 01/21/2070 •		66	86
Stratton Mortgage Funding PLC 1.262% due 05/25/2051 •		89	115
			1,368
SOVEREIGN ISSUES 1.7%
United Kingdom Gilt
1.750% due 01/22/2049		100	162

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

3.250% due 01/22/2044	150	297
		459
Total United Kingdom (Cost $3,823)		3,969
UNITED STATES 61.5%
ASSET-BACKED SECURITIES 6.5%
Citigroup Mortgage Loan Trust, Inc. 0.408% due 06/25/2037 •	$200	192
Countrywide Asset-Backed Certificates
0.288% due 07/25/2037 •	21	19
0.368% due 06/25/2047 •	300	286
0.388% due 04/25/2037 •	43	36
Countrywide Asset-Backed Certificates Trust 0.808% due 08/25/2035 •	155	152
DT Auto Owner Trust 1.140% due 01/16/2024	79	79
Renaissance Home Equity Loan Trust 2.698% due 12/25/2032 •	41	41
Saxon Asset Securities Trust 1.898% due 12/25/2037 •	58	55
SG Mortgage Securities Trust 0.298% due 10/25/2036 •	200	185
SMB Private Education Loan Trust 1.290% due 07/15/2053	100	100
Structured Asset Investment Loan Trust 1.873% due 10/25/2034 •	116	114
Structured Asset Securities Corp. Mortgage Loan Trust 0.283% due 07/25/2036 •	11	11
Terwin Mortgage Trust 1.088% due 11/25/2033 •	2	2
Towd Point Mortgage Trust
1.148% due 05/25/2058 •	60	60
2.710% due 01/25/2060 ~	86	90
2.900% due 10/25/2059 ~	258	273
Toyota Auto Loan Extended Note Trust 2.560% due 11/25/2031	100	107
		1,802
CORPORATE BONDS & NOTES 4.6%
AT&T, Inc. 1.650% due 02/01/2028	100	100
Campbell Soup Co. 3.300% due 03/15/2021	100	101
CNH Industrial Capital LLC 4.875% due 04/01/2021	100	102
Dell International LLC 4.420% due 06/15/2021	25	26
Energy Transfer Operating LP 4.650% due 06/01/2021	100	102
ERAC USA Finance LLC 2.600% due 12/01/2021	100	102
General Motors Financial Co., Inc. 1.118% (US0003M + 0.850%) due 04/09/2021 ~	100	100
Mid-America Apartments LP 4.200% due 06/15/2028	100	116
Nissan Motor Acceptance Corp. 0.923% due 09/28/2022 •	100	97
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	100	111
Time Warner Cable LLC 4.125% due 02/15/2021	100	100
Zimmer Biomet Holdings, Inc.
0.977% (US0003M + 0.750%) due 03/19/2021 ~	100	100
3.550% due 04/01/2025	100	111
		1,268
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Charter Communications Operating LLC 1.896% - 1.900% (LIBOR03M + 1.750%) due 02/01/2027 ~	96	94
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	100	100
Banc of America Alternative Loan Trust 6.500% due 04/25/2036 ^	72	75
Bear Stearns ALT-A Trust 3.191% due 11/25/2036 ^~	68	45
Chase Mortgage Finance Trust 3.106% due 07/25/2037 ~	3	3

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Citigroup Mortgage Loan Trust, Inc. 2.290% due 09/25/2035 •	3	3
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ^~	133	104
Countrywide Alternative Loan Trust 0.848% due 05/25/2036 •	233	99
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 11/25/2047	53	40
DBUBS Mortgage Trust
0.345% due 11/10/2046 ~(a)	200	0
0.788% due 11/10/2046 ~(a)	40	0
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.338% due 08/25/2047 •	107	94
First Horizon Mortgage Pass-Through Trust 3.809% due 05/25/2037 ^~	14	9
GSR Mortgage Loan Trust 3.835% due 11/25/2035 ~	33	33
HarborView Mortgage Loan Trust 0.716% due 02/19/2036 •	180	133
Impac CMB Trust 0.868% due 10/25/2034 •	42	40
IndyMac Mortgage Loan Trust 0.628% due 07/25/2035 •	13	12
JPMorgan Alternative Loan Trust 3.619% due 12/25/2035 ^~	40	34
JPMorgan Chase Commercial Mortgage Securities Trust 4.070% due 11/15/2043	82	82
JPMorgan Mortgage Trust 3.338% due 02/25/2036 ^~	8	7
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 1.012% due 08/15/2032 •	17	17
Merrill Lynch Mortgage Investors Trust 3.776% due 02/25/2035 ~	4	4
Morgan Stanley Bank of America Merrill Lynch Trust 1.107% due 12/15/2048 ~(a)	275	5
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	93	98
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	89	94
Structured Asset Securities Corp. 0.428% due 01/25/2036 •	14	13
Thornburg Mortgage Securities Trust 1.622% due 06/25/2047 ^•	7	6
WaMu Mortgage Pass-Through Certificates Trust
3.072% due 09/25/2036 ~	9	8
3.609% due 03/25/2035 ~	32	32
3.833% due 03/25/2034 ~	37	38
		1,228
	SHARES
PREFERRED SECURITIES 0.6%
Bank of America Corp. 5.875% due 03/15/2028 •(d)	50,000	54
Charles Schwab Corp. 5.375% due 06/01/2025 •(d)	100,00	109
		163
	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 38.2%
Fannie Mae 3.500% due 01/01/2059	86	95
Freddie Mac
0.506% due 01/15/2038 •	31	31
0.752% due 12/15/2037 •	2	3
3.117% due 01/15/2038 ~(a)	31	2
Ginnie Mae, TBA 2.000% due 12/01/2050	500	517
NCUA Guaranteed Notes 0.715% due 12/08/2020 •	61	61
Small Business Administration 5.980% due 05/01/2022	5	5
Uniform Mortgage-Backed Security
3.000% due 10/01/2049	96	103
3.500% due 07/01/2050	98	104
4.000% due 06/01/2050	98	106
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050	2,350	2,419

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

2.500% due 12/01/2050	4,100	4,285
3.500% due 11/01/2050	1,300	1,372
4.000% due 11/01/2050	1,000	1,068
4.500% due 10/01/2050	300	325
		10,496
U.S. TREASURY OBLIGATIONS 6.8%
U.S. Treasury Inflation Protected Securities (c)
0.250% due 02/15/2050	25	30
0.500% due 01/15/2028 (g)(j)	735	825
2.500% due 01/15/2029	121	158
U.S. Treasury Notes
0.625% due 05/15/2030	200	199
1.625% due 08/15/2029	200	218
2.875% due 04/30/2025 (g)	400	448
		1,878
Total United States (Cost $16,413)		16,929
SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (f) 0.9%		253
Total Short-Term Instruments (Cost $253)		253
Total Investments in Securities (Cost $38,447)		40,063
	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short Asset Portfolio	1,442	14
PIMCO Short-Term Floating NAV Portfolio III	3,124	31
Total Short-Term Instruments (Cost $45)		45
Total Investments in Affiliates (Cost $45)		45
Total Investments 145.8% (Cost $38,492)		$40,108
Financial Derivative Instruments (h)(i) (1.4)%(Cost or Premiums, net $(46))		(392)
Other Assets and Liabilities, net (44.4)%		(12,204)
Net Assets 100.0%		$27,512

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Payment in-kind security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$253	U.S. Treasury Bills 0.000% due 09/09/2021	$(258)	$253	$253
Total Repurchase Agreements	$(258)	$253	$253
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	(0.490)%	10/01/2020	11/18/2020	EUR	(534)	$(625)
(0.480)	10/01/2020	11/18/2020	(218)	(256)
(0.450)	08/20/2020	11/19/2020	(662)	(776)
IND	0.130	09/30/2020	10/01/2020	$(1,279)	(1,279)
JML	(0.490)	08/20/2020	11/19/2020	EUR	(911)	(1,068)
(0.490)	10/01/2020	11/19/2020	(255)	(299)
Total Reverse Repurchase Agreements	$(4,303)
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions
TDM	0.320%	09/30/2020	10/07/2020	CAD	(223)	$(167)
Total Sale-Buyback Transactions	$(167)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(2)
Canada (0.9)%
Sovereign Issues (0.9)%
Canada Government International Bond	2.750%	12/01/2048	CAD	234	$(250)	$(249)
United States (10.7)%
U.S. Government Agencies (10.7)%
Uniform Mortgage-Backed Security, TBA	2.500%	10/01/2050	$600	(630)	(629)
Uniform Mortgage-Backed Security, TBA	3.000	11/01/2050	2,200	(2,311)	(2,305)
Total United States	(2,941)	(2,934)
Total Short Sales (11.6)%	$(3,191)	$(3,183)
(g)	Securities with an aggregate market value of $4,168 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(4,285) at a weighted average interest rate of (0.019%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

(2)	Payable for short sales includes $2 of accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CME 90-Day Eurodollar June 2022 Futures	$99.750	06/13/2022	2	$5	$0	$1
Call - CME 90-Day Eurodollar March 2022 Futures	99.750	03/14/2022	1	3	0	0
Total Purchased Options	$0	$1
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 10-Year Bond December Futures	12/2020	2	$214	$2	$0	$(1)
Call Options Strike @ EUR 117.000 on Euro-Schatz December 2020 Futures (1)	11/2020	26	0	0	0	0
Call Options Strike @ EUR 190.000 on Euro-OAT France Government 10-Year Bond December 2020 Futures (1)	11/2020	3	0	0	0	0
Call Options Strike @ EUR 210.000 on Euro-Bund December 2020 Futures (1)	11/2020	7	0	0	0	0
Euro-Bobl December Futures	12/2020	2	317	0	0	0
Euro-BTP Italy Government Bond December Futures	12/2020	9	1,557	26	6	(5)
Euro-Buxl 30-Year Bond December Futures	12/2020	1	261	10	2	(1)
Put Options Strike @ EUR 123.000 on Euro-Bobl December 2020 Futures (1)	11/2020	2	0	0	0	0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	1	222	(3)	0	(2)
$35	$8	$(9)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Bond December Futures	12/2020	2	$(168)	$0	$0	$0
Canada Government 10-Year Bond December Futures	12/2020	4	(456)	0	1	(1)
Euro-Bund 10-Year Bond December Futures	12/2020	3	(614)	(3)	1	(1)
Euro-OAT France Government 10-Year Bond December Futures	12/2020	3	(593)	(3)	2	(1)
Euro-Schatz December Futures	12/2020	26	(3,423)	(2)	0	0
U.S. Treasury 5-Year Note December Futures	12/2020	2	(252)	0	0	0
U.S. Treasury 10-Year Note December Futures	12/2020	11	(1,535)	1	3	0
$(7)	$7	$(3)
Total Futures Contracts	$28	$15	$(12)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Reynolds American, Inc.	(1.000)%	Quarterly	12/20/2020	0.037%	$100	$(3)	$3	$0	$0	$0
United Utilities PLC	(1.000)	Quarterly	12/20/2020	0.078	EUR	100	(2)	1	(1)	0	0
$(5)	$4	$(1)	$0	$0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Exelon Generation Co. LLC	1.000%	Quarterly	06/20/2022	0.273%	$100	$0	$1	$1	$0	$0
Tesco PLC	1.000	Quarterly	06/20/2022	0.221	EUR	100	0	2	2	0	0
$0	$3	$3	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.IG-33 10-Year Index	(1.000)%	Quarterly	12/20/2029	$200	$1	$1	$2	$0	$0
CDX.IG-34 10-Year Index	(1.000)	Quarterly	06/20/2030	1,100	3	14	17	0	(3)
CDX.IG-35 10-Year Index	(1.000)	Quarterly	12/20/2030	200	(1)	1	0	0	0
iTraxx Europe Main 31 10-Year Index	(1.000)	Quarterly	06/20/2029	EUR	100	(1)	1	0	0	0
$2	$17	$19	$0	$(3)
INTEREST RATE SWAPS -BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.091%	Quarterly	03/18/2022	$4,200	$0	$(1)	$(1)	$0	$0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.084%	Quarterly	04/26/2022	3,100	0	0	0	0	(1)
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.084%	Quarterly	06/12/2022	300	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.070%	Quarterly	06/12/2022	300	0	0	0	0	0
3-Month USD-LIBOR	01-Month USD-LIBOR + 0.085%	Quarterly	06/19/2022	1,300	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.073%	Quarterly	04/27/2023	1,300	0	1	1	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.070%	Quarterly	03/07/2024	200	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	09/06/2024	700	0	1	1	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.105%	Quarterly	09/27/2024	600	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.102%	Quarterly	10/04/2024	400	0	0	0	0	0
3-Month USD-LIBOR(7)	01-Month USD-LIBOR + 0.088%	Quarterly	05/23/2029	100	0	0	0	0	0
$0	$1	$1	$0	$(1)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.250%	Annual	12/16/2022	GBP	500	$4	$0	$4	$0	$0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2025	200	7	0	7	0	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2030	100	4	0	4	0	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	12/16/2050	100	8	0	8	0	(1)
Pay	3-Month CAD-Bank Bill	1.270	Semi-Annual	03/03/2022	CAD	200	0	2	2	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2022	100	0	1	1	0	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025	400	0	7	7	0	0
Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2025	100	(1)	4	3	0	0
Pay	3-Month CAD-Bank Bill	2.500	Semi-Annual	06/19/2029	800	23	58	81	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Pay	3-Month CAD-Bank Bill	1.500	Semi-Annual	06/17/2030		600	(7)	28	21	0	(1)
Pay	3-Month CAD-Bank Bill	1.750	Semi-Annual	12/16/2046		300	(41)	56	15	0	(1)
Pay	3-Month CAD-Bank Bill	2.750	Semi-Annual	12/18/2048		100	(1)	25	24	0	0
Pay	3-Month CAD-Bank Bill	2.565	Semi-Annual	03/07/2049		100	0	20	20	0	0
Pay	3-Month CHF-LIBOR	0.500	Annual	09/16/2025	CHF	750	1	3	4	0	0
Pay	3-Month SEK-STIBOR	0.500	Annual	06/19/2024	SEK	3,300	8	(1)	7	0	0
Receive	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2020		$200	1	(4)	(3)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2021		500	2	(12)	(10)	0	0
Receive	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2021		500	(7)	(11)	(18)	0	0
Receive	3-Month USD-LIBOR	1.540	Semi-Annual	02/26/2022		500	(1)	(9)	(10)	0	0
Receive	3-Month USD-LIBOR	1.305	Semi-Annual	08/21/2023		300	0	(10)	(10)	0	0
Receive(7)	3-Month USD-LIBOR	1.298	Semi-Annual	08/25/2024		350	0	(11)	(11)	0	0
Receive(7)	3-Month USD-LIBOR	1.249	Semi-Annual	08/31/2024		350	0	(10)	(10)	0	0
Receive(7)	3-Month USD-LIBOR	1.360	Semi-Annual	09/17/2024		250	0	(8)	(8)	0	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/18/2024		200	20	0	20	0	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2025		200	(9)	0	(9)	0	0
Receive(7)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		200	(6)	0	(6)	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026		100	(3)	(13)	(16)	0	0
Pay(7)	3-Month USD-LIBOR	0.400	Semi-Annual	01/15/2028		1,170	(9)	(2)	(11)	0	(3)
Receive	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		800	53	(162)	(109)	2	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		250	2	(22)	(20)	1	0
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/06/2030		700	(13)	(50)	(63)	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2030		500	(2)	(61)	(63)	2	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030		550	(31)	1	(30)	2	0
Receive(7)	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		1,050	(32)	6	(26)	3	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/17/2050		250	(46)	21	(25)	3	0
Pay	3-Month ZAR-JIBAR	7.250	Quarterly	06/20/2023	ZAR	300	0	2	2	0	0
Receive	6-Month AUD-BBR-BBSW	1.250	Semi-Annual	06/17/2030	AUD	100	(2)	(2)	(4)	0	0
Pay	6-Month CHF-LIBOR	0.050	Annual	03/16/2026	CHF	200	(1)	9	8	0	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	4	4	0	0
Receive(7)	6-Month EUR-EURIBOR	0.300	Annual	12/15/2022	EUR	400	(1)	(1)	(2)	0	0
Pay(7)	6-Month EUR-EURIBOR	0.150	Annual	12/15/2025		2,000	16	16	32	0	0
Pay(7)	6-Month EUR-EURIBOR	0.500	Annual	03/17/2026		400	(3)	1	(2)	0	0
Pay(7)	6-Month EUR-EURIBOR	1.310	Annual	06/19/2029		200	7	11	18	0	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	12/15/2030		2,250	97	31	128	0	0
Pay(7)	6-Month EUR-EURIBOR	0.250	Annual	03/17/2031		100	(1)	0	(1)	0	0
Receive(7)	6-Month EUR-EURIBOR	0.600	Annual	12/15/2050		180	(35)	(6)	(41)	0	0
Receive(7)	6-Month EUR-EURIBOR	0.000	Annual	03/17/2051		200	4	(5)	(1)	0	0
Pay	6-Month GBP-LIBOR	0.500	Semi-Annual	12/16/2025	GBP	600	(2)	2	0	1	(1)
Pay	6-Month HUF-BBR	1.500	Annual	03/20/2024	HUF	10,900	0	1	1	0	0
Pay	6-Month JPY-LIBOR	0.400	Semi-Annual	06/19/2039	JPY	18,302	0	6	6	0	0
Receive	6-Month JPY-LIBOR	0.500	Semi-Annual	06/19/2049		2,000	0	(1)	(1)	0	0
Receive	6-Month JPY-LIBOR	0.330	Semi-Annual	11/29/2049		17,000	2	(2)	0	0	(1)
Pay	6-Month PLN-WIBOR	2.405	Annual	01/30/2029	PLN	100	0	4	4	0	0
Pay	28-Day MXN-TIIE	4.870	Lunar	07/07/2025	MXN	2,000	0	(1)	(1)	0	0
Receive	UKRPI	3.257	Maturity	02/15/2025	GBP	200	0	(1)	(1)	0	0
Receive	UKRPI	3.258	Maturity	02/15/2025		200	0	(1)	(1)	0	0
Receive	UKRPI	3.262	Maturity	02/15/2025		200	0	(1)	(1)	0	0
Receive	UKRPI	3.334	Maturity	08/15/2025		100	0	1	1	0	0
Pay	UKRPI	3.436	Maturity	02/15/2030		150	1	0	1	0	(1)
Pay	UKRPI	3.450	Maturity	02/15/2030		100	0	1	1	0	0
Pay	UKRPI	3.453	Maturity	02/15/2030		300	0	2	2	0	0
Pay	UKRPI	3.475	Maturity	08/15/2030		100	0	(1)	(1)	0	0
							$6	$(85)	$(79)	$16	$(10)
Total Swap Agreements							$3	$(60)	$(57)	$16	$(14)
Cash of $623 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)	Future styled option.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)						This instrument has a forward starting effective date.
(i)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2020	CAD	676		$505	$0	$(3)
	10/2020	SEK	25,699		2,840	0	(30)
	10/2020		$403	DKK	2,578	3	0
	10/2020		79	KRW	92,193	0	0
	11/2020		505	CAD	676	3	0
	11/2020		2,841	SEK	25,699	30	0
	12/2020	CNH	17,316		$2,489	0	(52)
	12/2020	DKK	2,578		403	0	(3)
	12/2020	SGD	75		55	0	0
	12/2020		$37	KRW	44,097	1	0
	12/2020		129	SGD	175	0	(1)
BPS	10/2020	AUD	197		$143	2	0
	10/2020	CAD	74		57	1	0
	10/2020	EUR	240		284	3	0
	10/2020	JPY	124,000		1,174	0	(1)
	10/2020	RUB	707		10	1	0
	10/2020		$87	AUD	119	0	(2)
	10/2020		34	DKK	210	0	(1)
	10/2020		110	EUR	93	0	(1)
	10/2020		365	JPY	38,622	2	0
	11/2020		1,175		124,000	1	0
	11/2020		1,074	NZD	1,633	6	0
	12/2020	IDR	510,172		$34	0	0
	12/2020	ILS	111		32	0	0
	12/2020	KRW	747,367		631	0	(10)
	12/2020	MYR	2,296		544	0	(7)
	12/2020	SGD	99		72	0	(1)
	12/2020		$72	CNH	492	1	0
	12/2020		35	IDR	524,338	0	0
	12/2020		393	MYR	1,645	2	0
BRC	10/2020	JPY	3,900		$37	0	0
	10/2020		$151	GBP	117	0	0
	10/2020		14	MXN	309	0	0
	12/2020		152	CNH	1,039	1	0
CBK	10/2020	AUD	90		$66	2	0
	10/2020	CAD	1,570		1,174	0	(6)
	10/2020	CHF	2,618		2,833	0	(10)
	10/2020	DKK	1,514		229	0	(9)
	10/2020	PEN	517		146	2	0
	10/2020		$161	CAD	212	0	(2)
	10/2020		404	DKK	2,579	2	0
	10/2020		562	GBP	425	0	(13)
	11/2020	EUR	207		$243	0	0
	11/2020		$1,174	CAD	1,570	5	0
	11/2020		2,835	CHF	2,618	10	0
	12/2020	DKK	2,579		$405	0	(2)
	12/2020	PEN	352		98	1	0
	12/2020		$87	CNH	591	0	0
	12/2020		22	IDR	333,857	0	0
	04/2021	ILS	400		$118	1	0
DUB	12/2020	PEN	60		17	0	0
GLM	10/2020	MXN	18,941		885	31	0
	10/2020	NOK	21,552		2,343	58	(26)
	10/2020	PEN	121		34	1	0
	10/2020	RUB	2,639		37	3	0
	10/2020		$40	JPY	4,300	0	0
	10/2020		75	TWD	2,177	0	0
	11/2020		1,423	NOK	13,522	26	0
	12/2020	CNH	889		$128	0	(3)
	12/2020	TWD	4,260		148	0	(1)
	12/2020		$83	CNH	563	0	0
	03/2021		836	MXN	18,141	0	(30)
HUS	10/2020	AUD	793		$565	3	(6)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

	10/2020	GBP	542		701	3	(2)
	10/2020	NOK	330		38	2	0
	10/2020		$122	AUD	167	0	(2)
	10/2020		1,255	CAD	1,653	0	(14)
	10/2020		2,879	CHF	2,609	0	(46)
	10/2020		2,233	EUR	1,874	0	(36)
	10/2020		119	JPY	12,599	1	0
	10/2020		2,460	NOK	21,882	0	(115)
	10/2020		846	NZD	1,251	0	(18)
	10/2020		146	PEN	517	0	(2)
	10/2020		15	SEK	130	0	0
	11/2020	AUD	191		$136	0	(1)
	11/2020	GBP	100		128	0	(1)
	11/2020	PEN	216		62	2	0
	11/2020	SEK	1,045		116	0	(1)
	11/2020		$507	GBP	394	1	0
	12/2020	CNH	659		$96	0	(1)
	12/2020	CNY	606		87	0	(2)
	12/2020	DKK	700		110	0	0
	12/2020	KRW	85,755		73	0	(1)
	12/2020		$51	KRW	60,632	1	0
	01/2021	PEN	203		$57	1	0
	03/2021		314		88	1	0
	04/2021	ILS	216		63	0	(1)
JPM	10/2020	CAD	13		10	0	0
	10/2020	CHF	31		34	1	0
	10/2020	DKK	813		124	0	(4)
	10/2020	EUR	29		34	0	0
	10/2020		$15	DKK	95	0	0
	10/2020		784	MXN	17,832	21	0
	11/2020		167	CAD	223	1	0
	12/2020	ILS	223		$65	0	0
	02/2021		$16	ILS	54	0	0
MYI	10/2020	AUD	550		$389	0	(5)
	10/2020	BRL	75		13	0	0
	10/2020	DKK	3,071		465	0	(19)
	10/2020	NZD	129		87	1	0
	10/2020	SEK	235		27	1	0
	10/2020		$535	AUD	742	0	(3)
	10/2020		13	BRL	76	0	0
	10/2020		670	CAD	884	0	(6)
	10/2020		44	CHF	40	0	0
	10/2020		342	JPY	36,298	2	0
	10/2020		344	NZD	511	0	(5)
	10/2020		45	SEK	390	0	(2)
	11/2020	NOK	600		$63	0	(1)
	11/2020		$389	AUD	550	5	0
	06/2021		3	EUR	2	0	0
SCX	10/2020	TWD	2,177		$75	0	0
	10/2020		$2,924	SEK	25,464	0	(81)
	11/2020	JPY	26,600		$252	0	(1)
	11/2020	NZD	62		41	0	0
	11/2020		$1,992	EUR	1,698	0	0
	12/2020	CNY	2,094		$299	0	(8)
	12/2020		$662	IDR	9,937,410	1	0
	12/2020		57	KRW	67,089	1	0
	02/2021	ILS	56		$16	0	0
SOG	10/2020	CAD	169		126	0	(1)
	10/2020	DKK	779		118	0	(5)
	11/2020	RUB	484		7	0	0
SSB	10/2020	CAD	1,306		974	0	(6)
	10/2020		$14	BRL	76	0	0
	10/2020		41	CAD	54	0	(1)
	10/2020		27	SEK	235	0	(1)
	11/2020	BRL	75		$14	0	0
	11/2020	CAD	141		105	0	(1)
	11/2020		$975	CAD	1,306	6	0
TOR	10/2020		56	AUD	77	0	(1)
	10/2020		630	CAD	824	0	(11)
	10/2020		135	JPY	14,282	1	0
UAG	10/2020	AUD	1,864		$1,313	0	(22)
	10/2020	SEK	285		33	1	0
	10/2020		$1,797	AUD	2,487	0	(15)
	10/2020		205	JPY	21,799	2	0
	11/2020	CHF	110		$119	0	0
	11/2020	RUB	700		9	0	0
	11/2020		$1,313	AUD	1,864	22	0
	04/2021	ILS	390		$114	0	(1)
Total Forward Foreign Currency Contracts						$280	$(663)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
BRC	Put - OTC CAD versus JPY	JPY	77.000	02/25/2021	189	$2	$2
GLM	Call - OTC USD versus CHF	CHF	1.040	10/19/2020	2,700	0	0
Call - OTC USD versus NOK	NOK	11.000	10/19/2020	2,300	0	1
Call - OTC USD versus SEK	SEK	10.500	10/19/2020	2,800	1	0
HUS	Put - OTC AUD versus USD	$0.600	10/28/2020	3,400	0	0
Put - OTC EUR versus USD	1.080	10/28/2020	1,700	0	0
Call - OTC USD versus CAD	CAD	1.510	11/13/2020	2,700	0	0
$3	$3
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.175%	09/15/2021	100	$4	$1
FBF	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.733	08/26/2021	100	7	3
MYC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.752	08/23/2021	100	8	2
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.300	12/21/2021	100	4	1
$23	$7
Total Purchased Options	$26	$10
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600%	10/21/2020	100	$0	$0
Put - OTC CDX.IG-34 5-Year Index	Sell	0.900	10/21/2020	100	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	100	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	11/18/2020	100	0	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	100	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	100	0	0
BPS	Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	100	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	0.950	11/18/2020	100	0	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	100	(1)	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.200	12/16/2020	100	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	01/20/2021	100	(1)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	100	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.525	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.750	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	10/21/2020	100	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	100	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	100	0	0
BRC	Put - OTC CDX.IG-35 5-Year Index	Sell	1.100	01/20/2021	100	(1)	0
DUB	Put - OTC CDX.IG-34 5-Year Index	Sell	1.050	11/18/2020	100	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	100	0	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	100	(1)	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.900	12/16/2020	100	(1)	0
FBF	Call - OTC CDX.IG-34 5-Year Index	Buy	0.600	10/21/2020	100	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	10/21/2020	100	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	100	0	0
GST	Call - OTC CDX.IG-34 5-Year Index	Buy	0.575	10/21/2020	100	0	0
Put - OTC CDX.IG-34 5-Year Index	Sell	0.800	10/21/2020	100	0	(1)
Put - OTC CDX.IG-34 5-Year Index	Sell	0.900	10/21/2020	100	0	0
Put - OTC CDX.IG-35 5-Year Index	Sell	0.800	12/16/2020	100	0	0
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	10/21/2020	100	0	0
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.850	12/16/2020	100	0	0
JPM	Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.500	10/21/2020	100	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.525	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.000	10/21/2020	100	0	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	1.200	10/21/2020	100	(1)	0
MYC	Call - OTC CDX.IG-35 5-Year Index	Buy	0.500	11/18/2020	100	0	0
$(6)	$(6)
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,150.000	10/28/2020	87	$0	$(1)
BRC	Call - OTC CAD versus JPY	JPY	82.500	02/25/2021	189	(2)	(1)
GLM	Put - OTC EUR versus USD	$1.093	01/29/2021	116	(2)	0
$(4)	$(2)
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.880%	09/15/2021	800	$(4)	$0
FBF	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.399	08/26/2021	800	(7)	0
GLM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	100	(5)	(3)
JPM	Call - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.150	02/22/2021	100	(4)	(3)
MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.448	08/23/2021	800	(7)	0
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.020	12/21/2021	800	(4)	0
$(31)	$(6)
INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYC	Call - OTC 1-Year Interest Rate Floor (2)	0.000%	3-Month USD-LIBOR	10/07/2022	500	$(1)	$(1)
Call - OTC 1-Year Interest Rate Floor (2)	0.000	3-Month USD-LIBOR	10/08/2022	250	0	0
$(1)	$(1)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050	$102.141	11/05/2020	100	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 12/01/2050	101.172	12/07/2020	100	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.953	10/07/2020	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.906	11/05/2020	100	0	0
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 12/01/2050	102.188	12/14/2020	100	(1)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «	103.594	01/14/2021	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.555	10/07/2020	100	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.293	10/07/2020	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.922	11/05/2020	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.375	11/05/2020	100	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.375	11/05/2020	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.922	11/05/2020	100	0	0
$(5)	$(2)
Total Written Options	$(47)	$(17)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Japan Government International Bond	(1.000)%	Quarterly	06/20/2022	0.052%	$100	$(4)	$3	$0	$(1)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	200	(5)	0	0	(5)
BRC	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.209	100	(2)	0	0	(2)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	100	(3)	1	0	(2)
South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	50	(1)	0	0	(1)
CBK	Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	100	(4)	2	0	(2)
GST	China Government International Bond	(1.000)	Quarterly	06/20/2023	0.209	100	(2)	0	0	(2)
Japan Government International Bond	(1.000)	Quarterly	06/20/2022	0.052	100	(3)	1	0	(2)
HUS	South Korea Government International Bond	(1.000)	Quarterly	06/20/2023	0.156	100	(2)	0	0	(2)
$(26)	$7	$0	$(19)
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	1.268%	$50	$(1)	$0	$0	$(1)
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	1.268	50	(1)	0	0	(1)
$(2)	$1	$0	$(1)
CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)	Asset	Liability
CBK	Floating rate equal to 3-Month AUD-LIBOR plus 0.420% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	07/31/2029	AUD	200	$138	$0	$6	$6	$0
GLM	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency received	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Maturity	08/01/2029	200	138	(1)	7	6	0
$(1)	$13	$12	$0
TOTAL RETURN SWAPS ON INTEREST RATE INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.225% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	$400	$0	$3	$3	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.227% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	200	1	(3)	0	(2)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	0.227% (3-Month USD-LIBOR plus a specified spread)	Maturity	12/21/2020	100	0	(1)	0	(1)
$1	$(1)	$3	$(3)
Total Swap Agreements	$(28)	$20	$15	$(23)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

(j)

Securities with an aggregate market value of $1 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)				Notional Amount represents the number of contracts.
(2)				The underlying instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$2	$0	$2
Sovereign Issues	0	4	0	4
Australia
Corporate Bonds & Notes	0	206	0	206
Sovereign Issues	0	1,049	0	1,049
Brazil
Corporate Bonds & Notes	0	109	0	109
Canada
Sovereign Issues	0	166	0	166
Cayman Islands
Asset-Backed Securities	0	461	0	461
Corporate Bonds & Notes	0	424	0	424
China
Sovereign Issues	0	2,787	0	2,787
Denmark
Corporate Bonds & Notes	0	1,212	0	1,212
France
Sovereign Issues	0	1,040	0	1,040
Germany
Corporate Bonds & Notes	0	811	0	811
Ireland
Asset-Backed Securities	0	583	0	583
Israel
Sovereign Issues	0	390	0	390
Italy
Corporate Bonds & Notes	0	236	0	236
Sovereign Issues	0	827	0	827
Japan
Sovereign Issues	0	4,349	0	4,349
Kuwait
Sovereign Issues	0	225	0	225
Malaysia
Sovereign Issues	0	157	0	157
New Zealand
Sovereign Issues	0	37	0	37
Peru
Sovereign Issues	0	345	0	345
Qatar
Sovereign Issues	0	689	0	689
Russia
Sovereign Issues	0	53	0	53
Saudi Arabia
Sovereign Issues	0	443	0	443
South Korea
Sovereign Issues	0	648	0	648
Spain
Preferred Securities	0	117	0	117
Sovereign Issues	0	1,216	0	1,216
Switzerland
Corporate Bonds & Notes	0	119	0	119
United Arab Emirates
Sovereign Issues	0	207	0	207
United Kingdom
Corporate Bonds & Notes	0	2,142	0	2,142
Non-Agency Mortgage-Backed Securities	0	1,368	0	1,368
Sovereign Issues	0	459	0	459
United States
Asset-Backed Securities	0	1,802	0	1,802
Corporate Bonds & Notes	0	1,268	0	1,268
Loan Participations and Assignments	0	94	0	94
Non-Agency Mortgage-Backed Securities	0	1,228	0	1,228
Preferred Securities	0	163	0	163
U.S. Government Agencies	0	10,496	0	10,496
U.S. Treasury Obligations	0	1,878	0	1,878
Short-Term Instruments
Repurchase Agreements	0	253	0	253
	$0	$40,063	$0	$40,063
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$45	$0	$0	$45
Total Investments	$45	$40,063	$0	$40,108
Short Sales, at Value - Liabilities
Canada
Sovereign Issues	$0	$(249)	$0	$(249)
United States
U.S. Government Agencies	0	(2,934)	0	(2,934)
	$0	$(3,183)	$0	$(3,183)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	16	0	32
Over the counter	0	305	0	305

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	September 30, 2020 (Unaudited)

	$16	$321	$0	$337
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(12)	(14)	0	(26)
Over the counter	0	(703)	0	(703)
	$(12)	$(717)	$0	$(729)
Total Financial Derivative Instruments	$4	$(396)	$0	$(392)
Totals	$49	$36,484	$0	$36,533

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.9% ¤
CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.3%
MET Tower Global Funding 0.637% due 01/17/2023 •	$1,100	$1,105
MUFG Union Bank N.A. 0.791% (SOFRRATE + 0.710%) due 12/09/2022 ~	800	805
		1,910
INDUSTRIALS 0.3%
United Airlines Pass-Through Trust
2.875% due 04/07/2030	607	579
3.100% due 04/07/2030	607	514
Vessel Management Services, Inc. 3.432% due 08/15/2036	508	564
		1,657
Total Corporate Bonds & Notes (Cost $3,623)		3,567
MUNICIPAL BONDS & NOTES 0.7%
FLORIDA 0.4%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020 1.705% due 07/01/2027	2,100	2,132
OREGON 0.3%
Port of Morrow, Oregon Revenue Bonds, Series 2020 2.543% due 09/01/2040	1,900	1,903
Total Municipal Bonds & Notes (Cost $4,010)		4,035
U.S. GOVERNMENT AGENCIES 16.5%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	2,500	2,209
0.235% due 07/25/2037 •	6	6
0.375% due 08/25/2025	10,200	10,170
1.048% due 04/25/2032 •	2	2
3.000% due 09/25/2046	2,264	2,539
3.580% due 08/01/2030	1,700	1,909
3.583% due 01/01/2033 •	3	3
3.600% due 02/01/2040	1,386	1,507
4.250% due 05/25/2037	88	115
5.000% due 04/25/2032 - 08/25/2033	249	287
5.500% due 12/25/2035	79	92
6.080% due 09/01/2028	64	90
6.500% due 07/25/2031	53	62
6.625% due 11/15/2030	570	876
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,700	2,317
0.552% due 01/15/2033 •	4	4
0.852% due 02/15/2027 •	1	1
2.219% due 10/25/2044 •	513	528
3.000% due 04/15/2053	1,440	1,544
3.345% due 03/25/2036 ~	255	267
3.500% due 01/15/2048	550	624
3.749% due 01/25/2036 ~	233	245
4.000% due 06/15/2032 - 09/15/2044	4,580	5,176
4.000% due 12/15/2042 •	621	663
5.500% due 02/15/2034	209	240
6.750% due 03/15/2031	100	156
7.000% due 07/15/2023 - 12/01/2031	4	5
Ginnie Mae
3.250% due 08/20/2030 •	2	2
3.500% due 01/20/2044	643	728
6.000% due 08/20/2033	576	646
Ginnie Mae, TBA 4.000% due 11/01/2050	4,600	4,892
Residual Funding Corp. STRIPS 0.000% due 10/15/2020 - 01/15/2030 (b)	3,900	3,648

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2020 (Unaudited)

Resolution Funding Corp. STRIPS 0.000% due 04/15/2028 - 04/15/2029 (a)	3,200	2,972
Small Business Administration
5.240% due 08/01/2023	22	23
5.290% due 12/01/2027	54	59
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	800	710
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	231	246
4.000% due 08/01/2048 - 08/01/2049	6,405	6,835
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050	21,500	22,134
2.500% due 11/01/2050 - 12/01/2050	9,800	10,247
3.000% due 11/01/2050	6,500	6,811
3.500% due 11/01/2050	1,800	1,900
4.000% due 11/01/2050	3,500	3,737
Total U.S. Government Agencies (Cost $92,602)		97,227
U.S. TREASURY OBLIGATIONS 130.6%
U.S. Treasury Bonds
1.125% due 05/15/2040	11,600	11,420
1.125% due 08/15/2040 (e)	86,480	84,879
1.250% due 05/15/2050 (e)	15,800	14,977
2.000% due 02/15/2050 (e)	299,590	338,935
2.500% due 02/15/2046	4,070	5,026
2.750% due 11/15/2042	5,600	7,173
2.875% due 05/15/2049	1,550	2,076
3.000% due 11/15/2044	12,440	16,625
3.000% due 11/15/2045	10,100	13,572
3.000% due 08/15/2048	10,980	14,968
3.125% due 11/15/2041 (e)	25,610	34,615
3.125% due 08/15/2044	16,530	22,498
3.125% due 05/15/2048	3,730	5,187
3.875% due 08/15/2040	220	326
4.250% due 11/15/2040	400	621
4.500% due 08/15/2039	200	316
4.750% due 02/15/2041	790	1,303
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2022 (g)	746	759
0.125% due 07/15/2030	81	90
0.250% due 07/15/2029	101	113
0.375% due 01/15/2027	43	47
0.375% due 07/15/2027	64	71
0.500% due 01/15/2028	3,329	3,737
0.750% due 07/15/2028	4,902	5,649
0.750% due 02/15/2042	1,032	1,298
0.875% due 01/15/2029	1,457	1,697
1.000% due 02/15/2048	1,261	1,738
1.000% due 02/15/2049	206	287
1.375% due 02/15/2044	434	616
1.750% due 01/15/2028 (g)	1,261	1,537
2.500% due 01/15/2029	2,015	2,633
3.625% due 04/15/2028	320	439
U.S. Treasury Notes
0.375% due 04/30/2025 (e)(g)	44,500	44,763
0.625% due 05/15/2030 (e)	26,400	26,309
1.500% due 02/15/2030 (e)	51,510	55,566
1.625% due 09/30/2026	4,500	4,834
1.875% due 07/31/2026	2,000	2,175
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)	1,700	1,500
0.000% due 05/15/2034 (a)	500	431
0.000% due 08/15/2034 (a)	1,270	1,089
0.000% due 08/15/2035 (a)	25,270	21,274
0.000% due 08/15/2036 (a)	18,000	14,865
0.000% due 11/15/2036 (a)	2,700	2,220
0.000% due 08/15/2044 (b)	300	213
0.000% due 11/15/2044 (b)	500	353
0.000% due 05/15/2045 (b)	500	349
0.000% due 08/15/2046 (b)	500	341
Total U.S. Treasury Obligations (Cost $737,976)		771,510
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
BAMLL Commercial Mortgage Securities Trust 1.202% due 04/15/2036 •	1,000	965
Bancorp Commercial Mortgage Trust 1.202% due 09/15/2036 •	1,038	1,027
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	500	567
Bear Stearns Adjustable Rate Mortgage Trust
3.885% due 02/25/2034 ~	5	5
4.016% due 04/25/2033 ~	16	17
4.051% due 01/25/2034 ~	5	5
4.260% due 04/25/2033 ~	4	4

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2020 (Unaudited)

BWAY Mortgage Trust 3.454% due 03/10/2033	700	755
Citigroup Commercial Mortgage Trust
2.102% due 02/15/2039 •	2,637	2,619
4.149% due 01/10/2036	1,700	1,840
CityLine Commercial Mortgage Trust 2.871% due 11/10/2031 ~	1,600	1,647
Commercial Mortgage Trust
3.140% due 10/10/2036	1,700	1,824
3.942% due 04/10/2033 ~	500	527
Countrywide Alternative Loan Trust 0.595% due 05/25/2035 •	32	30
Countrywide Home Loan Mortgage Pass-Through Trust 0.788% due 03/25/2035 •	45	39
Credit Suisse First Boston Mortgage Securities Corp. 3.025% due 11/25/2032 ~	2	2
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 3.264% due 07/25/2033 ~	5	5
DBWF Mortgage Trust 3.791% due 12/10/2036	2,100	2,355
GS Mortgage Securities Trust 3.932% due 10/10/2035 ~	500	535
HarborView Mortgage Loan Trust
0.286% due 03/19/2037 •	32	30
0.596% due 05/19/2035 •	22	20
3.340% due 07/19/2035 ^~	3	3
Hilton USA Trust 3.719% due 11/05/2038	900	958
Impac CMB Trust 4.937% due 09/25/2034 þ	116	124
JPMorgan Chase Commercial Mortgage Securities Trust
1.602% due 12/15/2031 •	800	776
2.798% due 10/05/2031	1,700	1,691
JPMorgan Mortgage Trust
1.048% due 12/25/2049 •	190	190
3.604% due 07/25/2035 ~	48	47
Morgan Stanley Bank of America Merrill Lynch Trust 3.514% due 12/15/2049	1,800	1,954
Morgan Stanley Capital Trust 4.418% due 07/11/2040 ~	600	651
Motel 6 Trust 1.072% due 08/15/2034 •	247	243
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	561
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~	741	784
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036 ^	35	33
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	3	3
Sequoia Mortgage Trust 0.506% due 07/20/2033 •	34	32
Structured Adjustable Rate Mortgage Loan Trust 0.368% due 05/25/2037 •	54	51
Structured Asset Mortgage Investments Trust
0.816% due 09/19/2032 •	23	22
0.996% due 10/19/2033 •	13	13
VNDO Trust 3.805% due 01/10/2035	1,900	2,105
WaMu Mortgage Pass-Through Certificates Trust
2.019% due 08/25/2046 •	117	114
2.182% due 10/25/2046 •	36	34
2.419% due 08/25/2042 •	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
2.321% due 05/25/2033 ~	5	5
Wells Fargo Commercial Mortgage Trust 2.933% due 11/15/2059	900	958
Worldwide Plaza Trust 3.526% due 11/10/2036	300	331
Total Non-Agency Mortgage-Backed Securities (Cost $25,571)		26,502
ASSET-BACKED SECURITIES 0.7%
Bear Stearns Asset-Backed Securities Trust 1.148% due 11/25/2042 •	27	26
ECMC Group Student Loan Trust 0.898% due 02/27/2068 •	198	191
JPMorgan Mortgage Acquisition Corp. 0.628% due 12/25/2035 •	1,100	1,087
LA Arena Funding LLC 7.656% due 12/15/2026	11	11
MASTR Asset-Backed Securities Trust 0.973% due 10/25/2034 •	608	599
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024	1,256	1,272

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2020 (Unaudited)

Renaissance Home Equity Loan Trust 1.028% due 08/25/2033 •	3	2
SLM Student Loan Trust
0.845% due 10/25/2029 •	299	298
1.745% due 04/25/2023 •	157	154
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	258	273
Total Asset-Backed Securities (Cost $3,910)		3,913
SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS (d) 0.3%		1,650
Total Short-Term Instruments (Cost $1,650)		1,650
Total Investments in Securities (Cost $869,342)		908,404
	SHARES
INVESTMENTS IN AFFILIATES 2.2%
SHORT-TERM INSTRUMENTS 2.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.2%
PIMCO Short Asset Portfolio	1,226,020	12,276
PIMCO Short-Term Floating NAV Portfolio III	80,364	793
Total Short-Term Instruments (Cost $13,073)		13,069
Total Investments in Affiliates (Cost $13,073)		13,069
Total Investments 156.1% (Cost $882,415)		$921,473
Financial Derivative Instruments (f)(h) 0.2%(Cost or Premiums, net $(276))		1,418
Other Assets and Liabilities, net (56.3)%		(332,429)
Net Assets 100.0%		$590,462

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$1,650	U.S. Treasury Bills 0.000% due 09/09/2021	$(1,683)	$1,650	$1,650
Total Repurchase Agreements	$(1,683)	$1,650	$1,650
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BCY	0.060%	09/30/2020	10/01/2020	$(15,203)	$(15,203)
BOS	0.150	09/22/2020	10/06/2020	(180,072)	(180,079)
0.180	09/29/2020	10/01/2020	(44,702)	(44,702)
BPG	0.180	10/01/2020	10/02/2020	(80,482)	(80,482)
0.180	10/02/2020	10/05/2020	(293,880)	(293,880)
GSC	0.180	09/30/2020	10/01/2020	(26,470)	(26,470)
MSC	0.180	10/01/2020	10/02/2020	(293,870)	(293,870)
TDL	0.170	09/30/2020	10/01/2020	(16,735)	(16,735)
Total Sale-Buyback Transactions	$(951,421)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (1.1)%
Uniform Mortgage-Backed Security, TBA	2.500%	11/01/2050	$6,400	$(6,689)	$(6,699)
Total Short Sales (1.1)%	$(6,689)	$(6,699)
(e)	Securities with an aggregate market value of $941,897 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(241,623) at a weighted average interest rate of 0.594%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $10 of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2020	174	$(38,447)	$(17)	$1	$0
U.S. Treasury 5-Year Note December Futures	12/2020	363	(45,749)	(60)	37	0
U.S. Treasury 10-Year Note December Futures	12/2020	90	(12,558)	(13)	22	0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2020 (Unaudited)

U.S. Treasury 10-Year Ultra Long-Term Bond December Futures				12/2020	138	(22,069)		29	65	0
U.S. Treasury 30-Year Bond December Futures				12/2020	791	(139,438)		1,185	742	0
U.S. Treasury Ultra Long-Term Bond December Futures				12/2020	140	(31,054)		207	280	0
Total Futures Contracts							$1,331	$1,147		$0
SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay(1)	3-Month USD-LIBOR	0.750%	Semi-Annual	12/16/2023	$21,700	$341	$(17)	$324	$0	$(4)
Receive(1)	3-Month USD-LIBOR	0.300	Semi-Annual	12/07/2025	4,800	6	12	18	5	0
Receive (1)	3-Month USD-LIBOR	0.700	Semi-Annual	12/07/2030	24,100	(238)	349	111	69	0
Receive (1)	3-Month USD-LIBOR	0.900	Semi-Annual	12/07/2050	15,500	(322)	1,342	1,020	207	0
Total Swap Agreements						$(213)	$1,686	$1,473	$281	$(4)
(g)

Securities with an aggregate market value of $6,236 and cash of $3,562 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description				Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)		Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050				$101.953	10/07/2020	3,100	$(10)		$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050				102.141	10/07/2020	3,200	(10)		0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050				102.188	10/07/2020	1,600	(5)		0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050				101.984	10/07/2020	3,600	(12)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050				103.281	10/07/2020	2,100	(11)		(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050				103.281	10/07/2020	2,100	(12)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050				103.969	10/07/2020	1,600	(3)		0
Total Written Options								$(63)		$(6)
(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$1,910	$0		$1,910
Industrials						0	1,657	0		1,657
Municipal Bonds & Notes
Florida						0	2,132	0		2,132
Oregon						0	1,903	0		1,903
U.S. Government Agencies						0	97,227	0		97,227
U.S. Treasury Obligations						0	771,510	0		771,510
Non-Agency Mortgage-Backed Securities						0	26,502	0		26,502
Asset-Backed Securities						0	3,913	0		3,913
Short-Term Instruments
Repurchase Agreements						0	1,650	0		1,650
						$0	$908,404	$0		$908,404
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$13,069	$0	$0		$13,069

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total Investments	$13,069	$908,404	$0	$921,473
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,699)	$0	$(6,699)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$1,147	$281	$0	$1,428
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4)	0	(4)
Over the counter	0	(6)	0	(6)
	$0	$(10)	$0	$(10)
Total Financial Derivative Instruments	$1,147	$271	$0	$1,418
Totals	$14,216	$901,976	$0	$916,192

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Low Duration Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 89.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
State of Qatar 1.097% (LIBOR03M + 0.800%) due 12/21/2020 «~		$6,000	$6,006
Total Loan Participations and Assignments (Cost $5,993)			6,006
CORPORATE BONDS & NOTES 26.6%
BANKING & FINANCE 15.8%
American Express Co. 0.849% (US0003M + 0.600%) due 11/05/2021 ~		5,000	5,022
American Honda Finance Corp. 0.730% (US0003M + 0.450%) due 02/15/2022 ~		1,500	1,504
Aviation Capital Group LLC
0.938% (US0003M + 0.670%) due 07/30/2021 ~		3,100	3,018
1.196% (US0003M + 0.950%) due 06/01/2021 ~		4,900	4,795
Banco Bilbao Vizcaya Argentaria S.A. 0.875% due 09/18/2023		4,700	4,698
Banco Santander S.A. 1.386% (US0003M + 1.120%) due 04/12/2023 ~		2,400	2,412
Bank of America Corp.
1.216% (US0003M + 0.960%) due 07/23/2024 ~		1,200	1,215
1.432% (US0003M + 1.160%) due 01/20/2023 ~		200	202
1.486% due 05/19/2024 •		4,300	4,376
3.550% due 03/05/2024 •		4,100	4,370
Barclays PLC
2.353% (US0003M + 2.110%) due 08/10/2021 ~		4,900	4,983
2.852% due 05/07/2026 •		5,100	5,301
BBVA USA 0.980% (US0003M + 0.730%) due 06/11/2021 ~		5,000	5,016
Brixmor Operating Partnership LP 1.301% (US0003M + 1.050%) due 02/01/2022 ~		5,000	4,939
Capital One Financial Corp. 0.718% (US0003M + 0.450%) due 10/30/2020 ~		4,000	4,000
CC Holdings GS LLC 3.849% due 04/15/2023		5,300	5,710
Citibank N.A. 2.844% due 05/20/2022 •		4,300	4,367
Citigroup, Inc.
0.935% (US0003M + 0.690%) due 10/27/2022 ~		5,000	5,027
2.700% due 10/27/2022		4,400	4,590
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		5,700	5,669
Credit Agricole S.A. 1.907% due 06/16/2026 •		3,900	3,994
Credit Suisse Group Funding Guernsey Ltd.
2.562% (US0003M + 2.290%) due 04/16/2021 ~		5,800	5,868
3.800% due 06/09/2023		4,800	5,167
Danske Bank A/S 5.000% due 01/12/2022		4,800	5,044
Deutsche Bank AG
0.020% (EUR003M + 0.500%) due 12/07/2020 ~	EUR	5,000	5,863
1.539% (US0003M + 1.290%) due 02/04/2021 ~		$5,000	5,006
3.300% due 11/16/2022		5,100	5,278
4.250% due 10/14/2021		2,500	2,571
Federal Realty Investment Trust 3.950% due 01/15/2024		4,200	4,553
Ford Motor Credit Co. LLC
1.114% (US0003M + 0.810%) due 04/05/2021 ~		3,900	3,843
2.826% (US0003M + 2.550%) due 01/07/2021 ~		5,900	5,879
5.085% due 01/07/2021		2,600	2,610
5.750% due 02/01/2021		600	606
Goldman Sachs Group, Inc.
1.006% (US0003M + 0.750%) due 02/23/2023 ~		2,400	2,409
1.041% (US0003M + 0.780%) due 10/31/2022 ~		5,300	5,324
2.876% due 10/31/2022 •		5,100	5,224
ING Groep NV 3.150% due 03/29/2022		1,400	1,453
Intercontinental Exchange, Inc. 0.700% due 06/15/2023		3,300	3,310
JPMorgan Chase & Co. 0.653% due 09/16/2024 •		4,800	4,804

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2020 (Unaudited)

Lloyds Banking Group PLC 1.027% (US0003M + 0.800%) due 06/21/2021 ~		4,000	4,016
Logicor Financing SARL 1.500% due 11/14/2022	EUR	5,200	6,233
Marsh & McLennan Cos., Inc.
1.418% (US0003M + 1.200%) due 12/29/2021 ~		$2,400	2,402
3.500% due 12/29/2020		4,600	4,636
Metropolitan Life Global Funding 0.950% due 07/02/2025		5,300	5,353
Mitsubishi UFJ Financial Group, Inc. 0.981% (US0003M + 0.740%) due 03/02/2023 ~		10,200	10,255
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.406% due 02/28/2022		500	516
Mizuho Financial Group, Inc.
1.263% (US0003M + 0.990%) due 07/10/2024 ~		3,600	3,636
1.505% (BBSW3M + 1.400%) due 07/19/2023 ~	AUD	6,700	4,813
Nationwide Building Society 3.622% due 04/26/2023 •		$1,600	1,663
Natwest Group PLC 2.500% due 03/22/2023	EUR	3,900	4,806
Nissan Motor Acceptance Corp. 0.916% (US0003M + 0.650%) due 07/13/2022 ~		$5,900	5,767
NTT Finance Corp. 1.900% due 07/21/2021		2,800	2,835
Oversea-Chinese Banking Corp. Ltd. 0.730% (US0003M + 0.450%) due 05/17/2021 ~		3,300	3,304
PNC Bank N.A. 0.708% (US0003M + 0.450%) due 07/22/2022 ~		2,500	2,507
Public Storage 2.370% due 09/15/2022		5,100	5,281
Santander UK PLC
0.866% (US0003M + 0.620%) due 06/01/2021 ~		5,000	5,016
0.940% (US0003M + 0.660%) due 11/15/2021 ~		5,900	5,936
SL Green Operating Partnership LP 1.260% (US0003M + 0.980%) due 08/16/2021 ~		6,000	5,958
Standard Chartered PLC 2.744% due 09/10/2022 •		4,800	4,878
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		5,300	5,405
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023		4,800	4,812
Synchrony Bank 3.650% due 05/24/2021		5,200	5,279
Toronto-Dominion Bank 0.530% (SOFRRATE + 0.450%) due 09/28/2023 ~		7,600	7,606
U.S. Bank N.A. 3.400% due 07/24/2023		4,100	4,431
UniCredit SpA
4.168% (US0003M + 3.900%) due 01/14/2022 ~		5,100	5,235
7.830% due 12/04/2023		10,700	12,545
Volkswagen Bank GmbH 0.000% due 06/15/2021 •	EUR	1,400	1,641
Wells Fargo & Co. 1.654% due 06/02/2024 •		$5,200	5,299
			302,084
INDUSTRIALS 8.9%
AbbVie, Inc.
2.150% due 11/19/2021		5,800	5,910
2.300% due 11/21/2022		5,200	5,383
3.375% due 11/14/2021		3,100	3,202
Bayer U.S. Finance LLC 0.855% (US0003M + 0.630%) due 06/25/2021 ~		6,100	6,113
BMW Finance NV 2.250% due 08/12/2022		9,200	9,504
BMW U.S. Capital LLC 2.000% due 04/11/2021		2,100	2,114
Broadcom Corp. 2.650% due 01/15/2023		4,600	4,781
Broadcom, Inc. 2.250% due 11/15/2023		5,200	5,410
Caesars Resort Collection LLC 5.250% due 10/15/2025		750	727
Campbell Soup Co.
0.880% (US0003M + 0.630%) due 03/15/2021 ~		4,100	4,108
3.650% due 03/15/2023		1,000	1,071
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		1,500	1,608
Charter Communications Operating LLC 4.464% due 07/23/2022		2,100	2,224
Chevron Corp. 1.141% due 05/11/2023		12,100	12,341
Conagra Brands, Inc. 0.768% (US0003M + 0.500%) due 10/09/2020 ~		2,500	2,500

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2020 (Unaudited)

CVS Health Corp. 3.700% due 03/09/2023		2,286	2,449
Daimler Finance North America LLC
0.799% (US0003M + 0.550%) due 05/04/2021 ~		5,000	5,003
0.919% (US0003M + 0.670%) due 11/05/2021 ~		900	901
1.180% (US0003M + 0.900%) due 02/15/2022 ~		5,400	5,431
3.400% due 02/22/2022		4,800	4,972
Danone S.A. 2.947% due 11/02/2026		4,000	4,441
Enbridge, Inc. 0.770% (US0003M + 0.500%) due 02/18/2022 ~		4,400	4,399
Expedia Group, Inc. 3.600% due 12/15/2023		3,600	3,681
General Mills, Inc. 0.811% (US0003M + 0.540%) due 04/16/2021 ~		2,100	2,104
Hasbro, Inc. 2.600% due 11/19/2022		2,000	2,076
Heathrow Funding Ltd. 4.875% due 07/15/2023		2,000	2,050
Hewlett Packard Enterprise Co. 1.024% (US0003M + 0.720%) due 10/05/2021 ~		3,900	3,901
Hyatt Hotels Corp. 3.246% (US0003M + 3.000%) due 09/01/2022 ~		1,500	1,502
Kinder Morgan Energy Partners LP 4.150% due 03/01/2022		500	523
Kinder Morgan, Inc. 5.000% due 02/15/2021		300	304
Leidos, Inc. 2.950% due 05/15/2023		1,900	2,003
Local Initiatives Support Corp. 3.005% due 03/01/2022		1,300	1,329
Marriott International, Inc. 0.846% (US0003M + 0.600%) due 12/01/2020 ~		4,900	4,891
McDonald's Corp. 0.677% (US0003M + 0.430%) due 10/28/2021 ~		1,800	1,805
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		4,800	4,869
PayPal Holdings, Inc. 2.200% due 09/26/2022		1,800	1,861
Penske Truck Leasing Co. LP 3.300% due 04/01/2021		2,900	2,934
Reckitt Benckiser Treasury Services PLC 0.783% (US0003M + 0.560%) due 06/24/2022 ~		400	402
Royalty Pharma PLC 0.750% due 09/02/2023		2,000	1,996
Seven & i Holdings Co. Ltd. 3.350% due 09/17/2021		5,100	5,226
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		517	524
Sysco Corp. 5.650% due 04/01/2025		4,500	5,326
Time Warner Cable LLC 4.125% due 02/15/2021		2,900	2,911
Volkswagen Group of America Finance LLC
1.083% (US0003M + 0.860%) due 09/24/2021 ~		1,600	1,606
1.197% (US0003M + 0.940%) due 11/12/2021 ~		5,900	5,930
2.500% due 09/24/2021		1,000	1,019
2.700% due 09/26/2022		500	519
3.875% due 11/13/2020		5,900	5,923
4.000% due 11/12/2021		5,900	6,122
Volkswagen International Finance NV 1.069% (EUR003M + 1.550%) due 11/16/2024 ~	EUR	700	834
Zimmer Biomet Holdings, Inc. 0.977% (US0003M + 0.750%) due 03/19/2021 ~		$2,300	2,300
			171,063
UTILITIES 1.9%
Midwest Connector Capital Co. LLC 3.625% due 04/01/2022		2,700	2,721
NextEra Energy Capital Holdings, Inc.
0.970% (US0003M + 0.720%) due 02/25/2022 ~		4,800	4,837
2.900% due 04/01/2022		5,000	5,178
Pacific Gas & Electric Co.
1.717% (US0003M + 1.480%) due 06/16/2022 ~		3,500	3,509
3.400% due 08/15/2024		900	941
3.850% due 11/15/2023		400	422
4.250% due 08/01/2023		4,800	5,116
Sempra Energy 0.700% (US0003M + 0.450%) due 03/15/2021 ~		5,000	5,007
SSE PLC 1.250% due 04/16/2025	EUR	3,800	4,650

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2020 (Unaudited)

Verizon Communications, Inc. 1.237% (US0003M + 1.000%) due 03/16/2022 ~	$3,500	3,541
		35,922
Total Corporate Bonds & Notes (Cost $500,792)		509,069
U.S. GOVERNMENT AGENCIES 32.2%
Fannie Mae
0.235% due 12/25/2036 - 07/25/2037 •	137	135
0.498% due 03/25/2044 •	28	28
0.525% due 09/25/2042 •	317	318
0.948% due 04/25/2023 •	8	8
1.000% due 01/25/2043	92	91
1.051% due 06/17/2027 •	13	13
2.371% due 07/01/2042 - 06/01/2043 •	121	121
2.421% due 09/01/2041 •	89	90
2.721% due 09/01/2035 •	72	75
2.927% due 11/01/2035 •	20	21
3.176% due 05/01/2038 •	1,379	1,457
3.574% due 07/01/2035 •	5	5
4.105% due 12/01/2036 •	3	3
5.000% due 04/25/2033	6	6
5.021% due 09/01/2034 •	1	1
5.214% due 12/25/2042 ~	4	5
Freddie Mac
0.278% due 08/25/2031 •	63	60
0.556% due 12/15/2042 •	3,601	3,616
0.680% due 08/06/2025	18,800	18,832
0.690% due 08/05/2025	30,100	30,131
0.700% due 08/12/2025 - 08/18/2025	33,500	33,519
2.000% due 11/15/2026	2,352	2,412
2.371% due 02/25/2045 •	117	119
2.728% due 09/01/2035 •	97	102
2.921% due 07/01/2035 •	25	25
4.000% due 12/01/2047 - 08/01/2048	8,097	8,751
6.500% due 07/25/2043	34	43
9.436% due 08/15/2044 •	2,297	2,968
Ginnie Mae
0.624% due 06/20/2065 •	2,629	2,632
0.675% due 10/20/2065 •	7,439	7,473
0.695% due 07/20/2063 •	2,479	2,486
0.955% due 05/20/2066 •	917	930
1.005% due 04/20/2066 •	6,317	6,416
1.406% due 08/20/2070 •	5,701	6,039
1.438% due 07/20/2067 •	6,978	7,138
4.500% due 06/20/2048 - 02/20/2049	6,388	6,869
5.000% due 02/20/2041 (a)	4	0
5.000% due 04/20/2049 - 08/20/2049	41,030	44,636
Ginnie Mae, TBA 4.500% due 11/01/2050	36,100	38,724
Uniform Mortgage-Backed Security
3.500% due 04/01/2045 - 12/01/2047	63,579	69,513
4.000% due 08/01/2044 - 11/01/2048	63,010	67,349
4.500% due 03/01/2023 - 08/01/2046	4,545	5,004
5.000% due 05/01/2027 - 06/01/2028	77	85
5.500% due 12/01/2028 - 02/01/2049	332	369
6.000% due 02/01/2033 - 01/01/2039	1,019	1,203
6.500% due 04/01/2036	67	77
Uniform Mortgage-Backed Security, TBA
2.500% due 11/01/2050	224,000	234,472
3.000% due 11/01/2050	3,600	3,772
4.500% due 10/01/2035 - 10/01/2050	8,500	9,190
Total U.S. Government Agencies (Cost $604,724)		617,332
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Inflation Protected Securities (e)
0.500% due 04/15/2024	3,081	3,272
Total U.S. Treasury Obligations (Cost $3,120)		3,272
NON-AGENCY MORTGAGE-BACKED SECURITIES 5.7%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	4,300	4,306
Adjustable Rate Mortgage Trust 3.822% due 09/25/2035 ^~	296	277
American Home Mortgage Investment Trust 2.310% due 02/25/2045 •	30	30
Banc of America Funding Trust 4.199% due 01/20/2047 ^~	164	160
Banc of America Mortgage Trust
2.867% due 07/25/2034 ~	183	180
3.090% due 08/25/2034 ~	455	460
4.297% due 05/25/2033 ~	62	62
6.500% due 10/25/2031	3	3

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2020 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
3.398% due 07/25/2034 ~		86	80
3.721% due 01/25/2035 ~		1,314	1,293
4.016% due 04/25/2033 ~		1	1
4.051% due 01/25/2034 ~		8	8
4.379% due 01/25/2035 ~		61	59
Bear Stearns ALT-A Trust 0.468% due 02/25/2034 •		183	171
Bear Stearns Structured Products, Inc. Trust
3.072% due 01/26/2036 ^~		376	312
6.765% due 12/26/2046 ^~		254	226
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.428% due 01/25/2035 •		18	18
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •		32	32
3.177% due 08/25/2035 ^~		132	116
Countrywide Alternative Loan Trust 6.000% due 10/25/2033		7	7
Countrywide Home Loan Mortgage Pass-Through Trust
3.177% due 11/20/2034 ~		397	399
3.597% due 02/20/2035 ~		126	126
3.735% due 11/25/2034 ~		199	198
3.793% due 02/20/2036 ^•		244	236
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032 ~		1	1
Eurosail PLC
0.000% due 12/10/2044 •	EUR	43	50
1.010% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	6,638	8,542
First Horizon Alternative Mortgage Securities Trust 2.474% due 09/25/2034 ~		$219	214
First Horizon Mortgage Pass-Through Trust 3.094% due 08/25/2035 ~		87	74
FirstMac Mortgage Funding Trust
1.140% due 03/08/2049 •	AUD	1,971	1,391
1.390% due 03/08/2049 •		6,100	4,341
GMAC Mortgage Corp. Loan Trust 3.547% due 11/19/2035 ~		$45	43
Great Hall Mortgages PLC 0.363% due 06/18/2039 •		1,014	986
GS Mortgage Securities Corp. Trust 3.980% due 02/10/2029		5,000	4,998
GS Mortgage Securities Trust 2.093% due 11/10/2045 ~(a)		2,053	65
GSR Mortgage Loan Trust
3.337% due 09/25/2034 ~		48	48
3.681% due 09/25/2035 ~		146	149
HarborView Mortgage Loan Trust
0.596% due 05/19/2035 •		49	45
3.572% due 07/19/2035 ^~		238	202
Hawksmoor Mortgages 1.112% due 05/25/2053 •	GBP	15,003	19,367
Holmes Master Issuer PLC 0.635% due 10/15/2054 •		$937	937
Impac CMB Trust 1.148% due 07/25/2033 •		53	51
JPMorgan Chase Commercial Mortgage Securities Trust 1.918% due 10/15/2045 ~(a)		12,343	345
JPMorgan Mortgage Trust 5.750% due 01/25/2036 ^		13	10
Merrill Lynch Mortgage Investors Trust
0.398% due 11/25/2035 •		59	57
0.808% due 09/25/2029 •		352	347
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.428% due 12/25/2035 •		289	272
PHHMC Trust 5.318% due 07/18/2035 ~		106	110
Prime Mortgage Trust 0.548% due 02/25/2034 •		3	3
Residential Funding Mortgage Securities, Inc. Trust 3.296% due 09/25/2035 ^~		480	367
Residential Mortgage Securities PLC 0.000% due 06/20/2070 •	GBP	6,400	8,309
Ripon Mortgages PLC 0.868% due 08/20/2056 •		5,224	6,734
RMAC PLC 0.760% due 06/12/2046 •		4,231	5,402
Silverstone Master Issuer PLC 0.841% due 01/21/2070 •		$2,592	2,596
Structured Adjustable Rate Mortgage Loan Trust
2.419% due 01/25/2035 ^•		126	117
3.170% due 02/25/2034 ~		96	95
3.239% due 08/25/2035 ~		112	109
Structured Asset Mortgage Investments Trust
0.428% due 02/25/2036 ^•		89	83
0.816% due 09/19/2032 •		1	1

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2020 (Unaudited)

Towd Point Mortgage Funding 0.965% due 07/20/2045 •	GBP	4,261	5,481
Towd Point Mortgage Funding PLC
0.963% due 05/20/2045 •		10,522	13,539
1.101% due 10/20/2051 •		8,768	11,344
Tower Bridge Funding PLC 1.257% due 12/20/2061 •		2,989	3,861
WaMu Mortgage Pass-Through Certificates Trust
0.418% due 12/25/2045 •		$55	54
0.828% due 01/25/2045 •		360	353
2.419% due 06/25/2042 •		11	10
Wells Fargo Commercial Mortgage Trust 1.903% due 10/15/2045 ~(a)		3,195	90
Total Non-Agency Mortgage-Backed Securities (Cost $111,386)			109,953
ASSET-BACKED SECURITIES 5.4%
ACE Securities Corp. Home Equity Loan Trust
0.208% due 10/25/2036 •		58	33
1.048% due 12/25/2034 •		1,122	1,081
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.648% due 09/25/2035 •		4,194	4,193
Asset-Backed Funding Certificates Trust 0.823% due 06/25/2035 •		683	691
Asset-Backed Securities Corp. Home Equity Loan Trust 1.802% due 03/15/2032 •		58	58
Bear Stearns Asset-Backed Securities Trust 1.148% due 10/25/2037 •		596	596
Carrington Mortgage Loan Trust 1.513% due 10/17/2029 •		4,800	4,793
Chesapeake Funding LLC
0.522% due 08/15/2030 •		3,955	3,918
3.230% due 08/15/2030		2,966	3,010
Countrywide Asset-Backed Certificates 0.848% due 12/25/2033 •		788	775
Credit Suisse First Boston Mortgage Securities Corp. 0.768% due 01/25/2032 •		4	4
Crown Point CLO Ltd. 1.213% due 07/17/2028 •		2,961	2,931
Edsouth Indenture LLC 1.298% due 09/25/2040 •		439	439
Enterprise Fleet Financing LLC 3.380% due 05/20/2024		2,487	2,530
Evans Grove CLO Ltd. 1.176% due 05/28/2028 •		4,762	4,729
Figueroa CLO Ltd. 1.175% due 01/15/2027 •		1,367	1,367
Ford Credit Floorplan Master Owner Trust
0.432% due 05/15/2023 •		5,100	5,099
2.840% due 03/15/2024		4,700	4,863
Gallatin CLO Ltd. 1.321% due 01/21/2028 •		4,949	4,915
GE-WMC Mortgage Securities Trust 0.188% due 08/25/2036 •		8	5
GMF Floorplan Owner Revolving Trust 0.532% due 03/15/2023 •		3,900	3,903
GSAMP Trust 0.538% due 01/25/2036 •		836	833
Hertz Fleet Lease Funding LP 3.230% due 05/10/2032		2,364	2,376
Loomis Sayles CLO Ltd. 1.175% due 04/15/2028 •		1,680	1,666
Massachusetts Educational Financing Authority 1.195% due 04/25/2038 •		183	182
MidOcean Credit CLO 1.522% due 01/20/2029 •		3,800	3,786
NovaStar Mortgage Funding Trust 0.468% due 05/25/2036 •		2,994	2,945
OCP CLO Ltd. 1.123% due 04/17/2027 •		521	521
Palmer Square CLO Ltd. 1.130% due 08/15/2026 •		2,328	2,324
Palmer Square Loan Funding Ltd. 0.925% due 07/15/2026 •		2,137	2,130
RAAC Trust 0.628% due 03/25/2037 •		59	59
Residential Asset Securities Corp. Trust 1.033% due 01/25/2034 •		1,748	1,740
Santander Drive Auto Receivables Trust 0.502% due 05/15/2023 •		3,600	3,602
SLC Student Loan Trust
0.350% due 09/15/2026 •		479	479
0.360% due 03/15/2027 •		2,212	2,198
SLM Student Loan Trust 0.395% due 10/25/2029 •		2,910	2,863

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2020 (Unaudited)

Sound Point CLO Ltd. 1.162% due 01/20/2028 •		2,236	2,223
SP-STATIC CLO Ltd. 1.635% due 07/22/2028 •		5,500	5,497
Structured Asset Investment Loan Trust
0.853% due 03/25/2034 •		356	345
1.123% due 10/25/2033 •		136	136
Symphony CLO Ltd. 1.155% due 04/15/2028 •		1,789	1,777
TICP CLO Ltd. 1.112% due 04/20/2028 •		5,912	5,821
TPG Real Estate Finance 1.301% due 10/15/2034 •		3,600	3,542
Venture CLO Ltd. 1.095% due 04/15/2027 •		893	889
WhiteHorse Ltd. 1.203% due 04/17/2027 •		1,742	1,738
Zais CLO Ltd. 1.425% due 04/15/2028 •		4,579	4,578
Total Asset-Backed Securities (Cost $103,120)			104,183
SOVEREIGN ISSUES 2.9%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2021 (d)	BRL	265,500	46,759
Peru Government International Bond 8.200% due 08/12/2026	PEN	26,000	9,584
Provincia de Buenos Aires 33.378% due 04/12/2025	ARS	3,463	20
Total Sovereign Issues (Cost $59,529)			56,363
		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co. 5.250% due 03/06/2032 «(b)		4,000	0
Total Convertible Preferred Securities (Cost $0)			0
SHORT-TERM INSTRUMENTS 16.5%
REPURCHASE AGREEMENTS (f) 2.4%			46,437
		PRINCIPAL AMOUNT (000s)
JAPAN TREASURY BILLS 5.9%
(0.081)% due 11/02/2020 (c)(d)	JPY	11,950,000	113,320
U.S. TREASURY BILLS 8.2%
0.107% due 10/22/2020 - 01/21/2021 (c)(d)(h)(j)		$156,600	156,584
Total Short-Term Instruments (Cost $316,103)			316,341
Total Investments in Securities (Cost $1,704,767)			1,722,519
		SHARES
INVESTMENTS IN AFFILIATES 24.8%
SHORT-TERM INSTRUMENTS 24.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.8%
PIMCO Short Asset Portfolio		37,831,439	378,806
PIMCO Short-Term Floating NAV Portfolio III		9,685,674	95,511
Total Short-Term Instruments (Cost $470,464)			474,317
Total Investments in Affiliates (Cost $470,464)			474,317
Total Investments 114.6% (Cost $2,175,231)			$2,196,836
Financial Derivative Instruments (g)(i) 0.2%(Cost or Premiums, net $457)			4,657

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2020 (Unaudited)

Other Assets and Liabilities, net (14.8)%	(285,203)
Net Assets 100.0%	$1,916,290

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	0.000%	09/30/2020	10/01/2020	$4,637	U.S. Treasury Notes 1.750% due 07/31/2021	$(4,730)	$4,637	$4,637
MBC	0.110	09/30/2020	10/01/2020	41,800	U.S. Treasury Notes 1.500% due 11/30/2024	(43,094)	41,800	41,800
Total Repurchase Agreements	$(47,824)	$46,437	$46,437
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (5.0)%
Ginnie Mae, TBA	4.000%	11/19/2050	$200	$(213)	$(213)
Uniform Mortgage-Backed Security, TBA	3.500	11/01/2050	3,500	(3,692)	(3,695)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2050	84,500	(90,247)	(90,210)
Uniform Mortgage-Backed Security, TBA	6.000	10/01/2050	1,500	(1,717)	(1,675)
Total Short Sales (5.0)%	$(95,869)	$(95,793)
(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(56,107) at a weighted average interest rate of 1.749%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2020	52	$10,640	$58	$15	$(21)
U.S. Treasury 2-Year Note December Futures	12/2020	3,102	685,421	288	0	(24)
U.S. Treasury 5-Year Note December Futures	12/2020	1,998	251,810	325	0	(203)
$671	$15	$(248)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 10-Year Note December Futures	12/2020	878	$(122,508)	$(323)	$220	$0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2020 (Unaudited)

United Kingdom Long Gilt December Futures	12/2020	181	(31,789)	31	105	(54)
$(292)	$325	$(54)
Total Futures Contracts	$379	$340	$(302)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
General Electric Co.	1.000%	Quarterly	12/20/2020	0.570%	$2,000	$(59)	$61	$2	$0	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	6-Month JPY-LIBOR	0.100%	Semi-Annual	03/20/2024	JPY	10,270,000	$321	$250	$571	$40	$0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	7,240,000	(87)	(1,255)	(1,342)	0	(32)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	1,640,000	201	304	505	6	0
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038	390,000	0	(95)	(95)	4	0
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038	390,000	0	(92)	(92)	4	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	3,120,000	69	(2,994)	(2,925)	0	(31)
Receive	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	340,000	(11)	(586)	(597)	0	(7)
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020	MXN	244,900	(14)	86	72	1	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020	222,200	0	65	65	1	0
Pay	28-Day MXN-TIIE	8.748	Lunar	11/06/2020	988,300	0	289	289	5	0
Receive	28-Day MXN-TIIE	8.720	Lunar	11/13/2020	432,700	49	(175)	(126)	0	(2)
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020	453,700	0	(197)	(197)	0	(2)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020	524,200	0	(237)	(237)	0	(2)
$528	$(4,637)	$(4,109)	$61	$(76)
Total Swap Agreements	$469	$(4,576)	$(4,107)	$61	$(76)
(h)

Securities with an aggregate market value of $4,047 and cash of $4,147 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	11/2020	EUR	6,277	$7,425	$59	$0
11/2020	JPY	83,095	779	0	(9)
BPS	04/2021	BRL	27,800	5,048	126	0
BSH	04/2021	237,700	44,909	2,827	(1)
CBK	10/2020	MXN	2,230	101	0	0
10/2020	$19,204	GBP	14,530	0	(455)
11/2020	EUR	5,960	$7,063	69	0
11/2020	GBP	11,451	15,027	248	0
11/2020	$1,054	EUR	891	0	(8)
11/2020	1,180	GBP	894	0	(26)
03/2021	99	MXN	2,230	0	0
DUB	03/2021	PEN	34,363	$9,590	66	0
GLM	11/2020	JPY	11,950,000	113,694	377	(30)
12/2020	$123	MYR	520	2	0
HUS	10/2020	AUD	139	$103	3	0
10/2020	GBP	14,530	18,692	0	(56)
11/2020	EUR	4,004	4,758	59	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	September 30, 2020 (Unaudited)

11/2020	GBP	69,102	90,370	1,184	0
11/2020	$18,696	GBP	14,530	56	0
JPM	10/2020	98	MXN	2,230	3	0
11/2020	EUR	6,108	$7,230	62	0
MYI	10/2020	AUD	3,133	2,254	10	0
10/2020	$1,893	AUD	2,680	26	0
11/2020	AUD	2,680	$1,894	0	(26)
SSB	10/2020	$137	BRL	771	0	0
TOR	10/2020	AUD	363	$263	3	0
UAG	10/2020	11,485	8,295	69	0
10/2020	$6,395	AUD	9,078	107	0
11/2020	AUD	9,078	$6,396	0	(107)
Total Forward Foreign Currency Contracts	$5,356	$(718)
WRITTEN OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 11/01/2050	$103.969	11/05/2020	3,600	$(12)	$(4)
Total Written Options	$(12)	$(4)
(j)

Securities with an aggregate market value of $66 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,006	$6,006
Corporate Bonds & Notes
Banking & Finance	0	302,084	0	302,084
Industrials	0	171,063	0	171,063
Utilities	0	35,922	0	35,922
U.S. Government Agencies	0	617,332	0	617,332
U.S. Treasury Obligations	0	3,272	0	3,272
Non-Agency Mortgage-Backed Securities	0	109,953	0	109,953
Asset-Backed Securities	0	104,183	0	104,183
Sovereign Issues	0	56,363	0	56,363
Short-Term Instruments
Repurchase Agreements	0	46,437	0	46,437
Japan Treasury Bills	0	113,320	0	113,320
U.S. Treasury Bills	0	156,584	0	156,584
$0	$1,716,513	$6,006	$1,722,519
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$474,317	$0	$0	$474,317
Total Investments	$474,317	$1,716,513	$6,006	$2,196,836
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(95,793)	$0	$(95,793)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	340	61	0	401
Over the counter	0	5,356	0	5,356
$340	$5,417	$0	$5,757
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(302)	(76)	0	(378)
Over the counter	0	(722)	0	(722)
$(302)	$(798)	$0	$(1,100)
Total Financial Derivative Instruments	$38	$4,619	$0	$4,657
Totals	$474,355	$1,625,339	$6,006	$2,105,700

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Real Return Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Hilton Worldwide Finance LLC 1.898% (LIBOR03M + 1.750%) due 06/22/2026 ~		$77	$74
Total Loan Participations and Assignments (Cost $77)			74
CORPORATE BONDS & NOTES 3.6%
BANKING & FINANCE 2.2%
Ally Financial, Inc. 4.250% due 04/15/2021		50	51
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023		200	202
British Transco International Finance BV 0.000% due 11/04/2021 (b)		580	576
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(d)(e)	EUR	600	727
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		$2,600	2,750
Deutsche Bank AG 4.250% due 10/14/2021		10,200	10,491
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		1,800	1,785
ING Bank NV 2.625% due 12/05/2022		3,200	3,354
Jackson National Life Global Funding 2.375% due 09/15/2022		500	517
Lloyds Banking Group PLC
1.027% (US0003M + 0.800%) due 06/21/2021 ~		2,800	2,812
4.947% due 06/27/2025 •(d)(e)	EUR	600	698
Mitsubishi UFJ Financial Group, Inc. 2.126% (US0003M + 1.880%) due 03/01/2021 ~		$1,097	1,105
Mitsubishi UFJ Lease & Finance Co. Ltd. 3.960% due 09/19/2023		400	433
Natwest Group PLC
1.775% (US0003M + 1.550%) due 06/25/2024 ~		2,100	2,110
4.519% due 06/25/2024 •		1,400	1,510
8.625% due 08/15/2021 •(d)(e)		400	411
Nissan Motor Acceptance Corp.
1.900% due 09/14/2021		100	101
2.650% due 07/13/2022		200	202
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		200	201
UniCredit SpA 7.830% due 12/04/2023		8,450	9,907
			39,943
INDUSTRIALS 1.1%
AbbVie, Inc. 5.000% due 12/15/2021		1,540	1,606
Central Nippon Expressway Co. Ltd. 2.362% due 05/28/2021		200	202
Charter Communications Operating LLC 4.464% due 07/23/2022		140	148
Danone S.A. 2.077% due 11/02/2021		500	508
Dell International LLC 4.420% due 06/15/2021		375	384
eBay, Inc. 2.600% due 07/15/2022		100	103
ERAC USA Finance LLC 4.500% due 08/16/2021		480	496
Flex Ltd. 5.000% due 02/15/2023		100	109
Hewlett Packard Enterprise Co. 1.024% (US0003M + 0.720%) due 10/05/2021 ~		3,100	3,101
JT International Financial Services BV 3.500% due 09/28/2023		200	217
McDonald's Corp. 0.677% (US0003M + 0.430%) due 10/28/2021 ~		5,400	5,416
Mondelez International Holdings Netherlands BV 2.000% due 10/28/2021		1,700	1,727

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

NXP BV 3.875% due 09/01/2022		200	211
Penske Truck Leasing Co. LP 3.375% due 02/01/2022		100	103
Sprint Spectrum Co. LLC 3.360% due 03/20/2023		25	25
Sunoco Logistics Partners Operations LP 4.400% due 04/01/2021		500	507
Textron, Inc. 0.793% (US0003M + 0.550%) due 11/10/2020 ~		3,650	3,650
Toyota Tsusho Corp. 3.625% due 09/13/2023		200	216
VMware, Inc. 3.900% due 08/21/2027		190	212
YPF S.A. 35.642% (BADLARPP + 6.000%) due 03/04/2021 ~	ARS	12,930	83
			19,024
UTILITIES 0.3%
Eversource Energy 2.900% due 10/01/2024		$100	108
Petrobras Global Finance BV 5.093% due 01/15/2030		3,558	3,744
Sempra Energy
0.700% (US0003M + 0.450%) due 03/15/2021 ~		1,550	1,552
2.900% due 02/01/2023		500	524
Southern Co. Gas Capital Corp. 2.450% due 10/01/2023		100	105
Sprint Corp. 7.250% due 09/15/2021		100	105
			6,138
Total Corporate Bonds & Notes (Cost $62,774)			65,105
MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 7.467% due 06/01/2047		560	600
Total Municipal Bonds & Notes (Cost $536)			600
U.S. GOVERNMENT AGENCIES 20.6%
Fannie Mae
0.235% due 12/25/2036 •		20	19
0.298% due 08/25/2034 •		20	19
0.498% due 07/25/2037 - 05/25/2042 •		37	38
0.548% due 03/25/2049 •		7,020	7,058
0.588% due 05/25/2036 •		8	8
2.371% due 07/01/2044 - 09/01/2044 •		18	18
3.084% due 10/01/2035 •		33	33
3.141% due 05/25/2035 ~		131	134
Freddie Mac
0.278% due 08/25/2031 •		25	24
0.506% due 07/15/2044 •		1,984	1,994
0.602% due 09/15/2042 •		3,848	3,900
2.219% due 10/25/2044 •		1,418	1,460
2.371% due 02/25/2045 •		430	437
2.626% due 12/01/2035 •		22	22
3.945% due 01/01/2034 •		33	35
Ginnie Mae
0.599% due 08/20/2068 •		3,020	2,992
1.904% due 04/20/2067 •		2,301	2,351
Ginnie Mae, TBA 2.500% due 11/01/2050 - 12/01/2050		30,300	31,706
NCUA Guaranteed Notes
0.605% due 10/07/2020 •		465	465
0.715% due 12/08/2020 •		2,021	2,021
Small Business Administration 6.020% due 08/01/2028		235	260
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050		26,000	26,767
2.500% due 11/01/2050		67,400	70,551
3.000% due 11/01/2050		37,100	38,875
3.500% due 11/01/2050		42,440	44,802
4.000% due 11/01/2050		126,200	134,728
Total U.S. Government Agencies (Cost $370,534)			370,717
U.S. TREASURY OBLIGATIONS 100.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2021 (h)		91,912	92,311
0.125% due 01/15/2022		33,284	33,812

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

0.125% due 04/15/2022 (j)	22,150	22,543
0.125% due 07/15/2022 (h)	33,194	34,055
0.125% due 01/15/2023	23,974	24,706
0.125% due 10/15/2024 (h)	29,484	31,302
0.125% due 04/15/2025	20,971	22,325
0.125% due 07/15/2026 (h)	112,917	122,473
0.125% due 01/15/2030	16,453	18,186
0.125% due 07/15/2030	33,747	37,531
0.250% due 07/15/2029 (h)	87,783	98,225
0.250% due 02/15/2050	8,535	10,066
0.375% due 07/15/2023	55,588	58,313
0.375% due 07/15/2025	31,060	33,728
0.375% due 01/15/2027	28,420	31,280
0.375% due 07/15/2027 (h)	34,164	37,991
0.500% due 04/15/2024 (j)	38,560	40,947
0.500% due 01/15/2028 (h)	66,458	74,604
0.625% due 04/15/2023 (j)	23,414	24,492
0.625% due 01/15/2024	32,531	34,574
0.625% due 01/15/2026 (h)	109,033	120,220
0.625% due 02/15/2043 (l)	5,656	6,967
0.750% due 07/15/2028	27,751	31,981
0.750% due 02/15/2042	43,967	55,291
0.750% due 02/15/2045	51,972	66,133
0.875% due 01/15/2029	15,389	17,931
0.875% due 02/15/2047	19,537	25,973
1.000% due 02/15/2046	25,455	34,320
1.000% due 02/15/2048	5,701	7,858
1.375% due 02/15/2044 (h)	68,071	96,757
1.750% due 01/15/2028 (h)	71,000	86,501
2.000% due 01/15/2026	48,390	57,018
2.125% due 02/15/2040	19,201	29,413
2.125% due 02/15/2041	7,748	12,033
2.375% due 01/15/2025	60,347	70,065
2.375% due 01/15/2027	398	491
2.500% due 01/15/2029 (h)	58,494	76,429
3.375% due 04/15/2032 (l)	2,198	3,336
3.625% due 04/15/2028	40,590	55,669
3.875% due 04/15/2029	47,729	68,636
U.S. Treasury Notes
1.750% due 12/31/2024 (h)(j)	2,120	2,257
Total U.S. Treasury Obligations (Cost $1,641,421)		1,808,743
NON-AGENCY MORTGAGE-BACKED SECURITIES 4.1%
Adjustable Rate Mortgage Trust 3.922% due 05/25/2036 ^~	110	106
Alliance Bancorp Trust 0.388% due 07/25/2037 •	868	758
American Home Mortgage Investment Trust 1.810% due 09/25/2045 •	47	47
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	568	572
AREIT Trust 2.772% due 04/14/2037 •	2,800	2,840
Banc of America Funding Trust
0.596% due 07/20/2036 •	20	20
3.895% due 02/20/2036 ~	197	191
4.199% due 01/20/2047 ^~	140	136
Banc of America Mortgage Trust
3.212% due 06/25/2035 ~	29	26
3.688% due 02/25/2036 ^~	164	155
Bancorp Commercial Mortgage Trust 1.202% due 09/15/2036 •	1,644	1,626
Bear Stearns Adjustable Rate Mortgage Trust
2.410% due 10/25/2035 •	231	233
3.162% due 02/25/2036 ^~	42	41
3.383% due 07/25/2036 ^~	174	166
3.506% due 03/25/2035 ~	185	179
3.696% due 01/25/2035 ~	141	139
Bear Stearns ALT-A Trust
3.251% due 09/25/2035 ^~	790	624
3.479% due 03/25/2036 ^~	315	265
Chase Mortgage Finance Trust 3.490% due 02/25/2037 ~	11	11
ChaseFlex Trust 6.000% due 02/25/2037 ^	325	205
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.428% due 01/25/2035 •	4	4
Citigroup Mortgage Loan Trust
2.570% due 05/25/2035 •	10	10
3.228% due 09/25/2059 þ	811	819
3.258% due 04/25/2066 ~	627	635
3.355% due 09/25/2037 ^~	383	369
3.921% due 03/25/2037 ^~	2,011	1,941
4.140% due 03/25/2036 ^•	255	250

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Citigroup Mortgage Loan Trust, Inc.
1.940% due 09/25/2035 •		7	7
5.500% due 08/25/2034		51	52
Countrywide Alternative Loan Trust
0.258% due 06/25/2046 •		37	43
0.328% due 05/25/2047 •		92	85
0.336% due 02/20/2047 ^•		321	244
0.338% due 09/25/2046 ^•		2,286	2,141
0.428% due 12/25/2035 •		22	21
2.019% due 12/25/2035 •		53	48
6.000% due 03/25/2037 ^		3,433	2,213
6.000% due 04/25/2037		430	438
Countrywide Home Loan Mortgage Pass-Through Trust
2.934% due 10/20/2035 ~		1,183	1,169
3.205% due 05/20/2036 ^~		61	61
5.500% due 08/25/2035 ^		42	38
6.000% due 04/25/2036		365	284
6.000% due 03/25/2037 ^		1,247	1,016
Credit Suisse Mortgage Capital Certificates
3.507% due 08/26/2058		726	732
6.062% due 10/26/2036 ~		183	179
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.248% due 10/25/2036 ^•		8	6
Eurosail PLC 1.010% due 06/13/2045 •	GBP	1,950	2,500
First Horizon Alternative Mortgage Securities Trust
3.014% due 06/25/2034 ~		$102	101
6.000% due 02/25/2037 ^		345	235
First Horizon Mortgage Pass-Through Trust 3.094% due 08/25/2035 ~		168	142
Great Hall Mortgages PLC
0.182% due 03/18/2039 •	GBP	88	112
0.202% due 06/18/2038 •		81	103
GreenPoint Mortgage Funding Trust
0.328% due 09/25/2046 •		$309	285
0.588% due 06/25/2045 •		162	143
0.688% due 11/25/2045 •		124	107
GS Mortgage Securities Trust 4.592% due 08/10/2043		1,110	1,111
GSR Mortgage Loan Trust
2.788% due 12/25/2034 ~		167	164
3.341% due 07/25/2035 ~		133	134
3.681% due 09/25/2035 ~		107	109
4.024% due 01/25/2035 ~		55	53
HarborView Mortgage Loan Trust
0.346% due 09/19/2037 •		55	52
0.496% due 06/20/2035 •		57	56
0.596% due 05/19/2035 •		42	39
0.716% due 02/19/2036 •		103	76
Hawksmoor Mortgages 1.112% due 05/25/2053 •	GBP	6,542	8,445
IndyMac Mortgage Loan Trust
0.428% due 07/25/2035 •		$180	150
0.928% due 05/25/2034 •		15	14
3.716% due 12/25/2034 ~		69	69
3.753% due 11/25/2035 ^~		52	50
JPMorgan Mortgage Trust
2.919% due 09/25/2035 ~		18	17
2.990% due 08/25/2035 ~		104	102
3.090% due 08/25/2035 ^~		89	81
3.205% due 07/27/2037 ~		401	405
3.215% due 07/25/2035 ~		73	73
3.358% due 02/25/2035 ~		68	65
3.462% due 07/25/2035 ~		185	184
Lehman XS Trust 1.298% due 12/25/2037 •		3,239	3,028
MASTR Adjustable Rate Mortgages Trust 3.230% due 11/21/2034 ~		75	76
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.852% due 11/15/2031 •		56	56
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.592% due 12/15/2030 •		64	62
Merrill Lynch Mortgage Investors Trust
0.398% due 11/25/2035 •		59	57
2.998% due 12/25/2035 ~		80	70
Morgan Stanley Mortgage Loan Trust 2.746% due 06/25/2036 ~		157	161
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		6,771	7,130
Residential Accredit Loans, Inc. Trust
0.448% due 08/25/2035 •		65	55
2.029% due 10/25/2037 ~		1,089	988
Residential Asset Securitization Trust
0.548% due 05/25/2035 •		595	440
6.500% due 09/25/2036 ^		243	151

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		202	200
Residential Mortgage Securities PLC 0.000% due 06/20/2070 •	GBP	2,700	3,505
Sequoia Mortgage Trust
0.356% due 07/20/2036 •		$389	373
0.506% due 10/19/2026 •		20	19
Stratton Mortgage Funding PLC 1.262% due 05/25/2051 •	GBP	1,605	2,073
Structured Adjustable Rate Mortgage Loan Trust
2.419% due 01/25/2035 ^•		$65	60
3.170% due 02/25/2034 ~		63	62
3.239% due 08/25/2035 ~		79	77
Structured Asset Mortgage Investments Trust
0.338% due 06/25/2036 •		35	35
0.358% due 04/25/2036 •		131	112
0.406% due 07/19/2035 •		411	397
0.816% due 10/19/2034 •		39	39
Structured Asset Securities Corp. Mortgage Loan Trust 0.358% due 11/25/2035 •		5,186	5,144
Thornburg Mortgage Securities Trust 0.768% due 06/25/2044 •		4,400	4,254
Towd Point Mortgage Funding PLC 1.101% due 10/20/2051 •	GBP	5,642	7,300
Wachovia Mortgage Loan Trust 0.378% due 01/25/2037 •		$1,637	933
WaMu Mortgage Pass-Through Certificates Trust
1.749% due 01/25/2047 •		364	356
1.789% due 05/25/2047 •		231	208
1.981% due 12/25/2046 •		55	51
2.019% due 02/25/2046 •		79	78
2.182% due 07/25/2046 •		440	411
2.182% due 11/25/2046 •		56	53
2.219% due 11/25/2042 •		8	8
2.369% due 08/25/2035 ~		10	10
3.520% due 12/25/2035 ~		82	79
Total Non-Agency Mortgage-Backed Securities (Cost $74,040)			74,433
ASSET-BACKED SECURITIES 6.2%
ACE Securities Corp. Home Equity Loan Trust 0.348% due 03/25/2037 •		417	258
Adagio CLO Ltd. 0.660% due 10/15/2029 •	EUR	470	550
AlbaCore EURO CLO DAC 1.530% due 07/18/2031 •		900	1,063
Anchorage Capital CLO Ltd. 0.000% due 10/20/2031 •(a)		$100	100
Argent Mortgage Loan Trust 0.628% due 05/25/2035 •		655	600
Argent Securities Trust 0.308% due 05/25/2036 •		128	51
Atrium Corp. 1.088% due 04/22/2027 •		1,977	1,969
Babson Euro CLO BV 0.367% due 10/25/2029 •	EUR	523	608
Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		$110	111
Benefit Street Partners CLO Ltd. 1.052% due 07/18/2027 •		644	641
Black Diamond CLO Designated Activity Co.
0.650% due 10/03/2029 •	EUR	1,352	1,585
1.349% due 10/03/2029 •		$913	911
Brookside Mill CLO Ltd. 1.093% due 01/17/2028 •		1,925	1,910
Carlyle Global Market Strategies Euro CLO DAC 0.730% due 09/21/2029 •	EUR	260	304
Catamaran CLO Ltd. 1.095% due 01/27/2028 •		$3,902	3,864
CIT Mortgage Loan Trust
1.498% due 10/25/2037 •		415	417
1.648% due 10/25/2037 •		3,400	3,398
Citigroup Mortgage Loan Trust 0.228% due 01/25/2037 •		108	90
Citigroup Mortgage Loan Trust, Inc. 0.398% due 06/25/2037 •		3,023	3,008
College Loan Corp. Trust 0.495% due 01/25/2024 •		800	781
CoreVest American Finance Trust 2.968% due 10/15/2049		462	472
Countrywide Asset-Backed Certificates
0.338% due 11/25/2037 •		4,166	3,912
0.398% due 03/25/2037 •		1,260	1,168
Countrywide Asset-Backed Certificates Trust 0.888% due 08/25/2047 •		214	208

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Credit-Based Asset Servicing & Securitization LLC
0.368% due 07/25/2037 •		894	712
1.198% due 06/25/2035 •		386	364
Credit-Based Asset Servicing & Securitization Trust 0.208% due 11/25/2036 •		62	38
CVP Cascade CLO Ltd. 1.421% due 01/16/2026 •		41	41
Ellington Loan Acquisition Trust 1.248% due 05/25/2037 •		443	440
First Franklin Mortgage Loan Trust 0.618% due 11/25/2036 •		2,400	2,207
Fremont Home Loan Trust 0.283% due 10/25/2036 •		911	824
GSAA Home Equity Trust 6.220% due 03/25/2046 þ		352	274
GSAMP Trust
0.218% due 12/25/2036 •		76	46
0.883% due 09/25/2035 ^•		63	63
1.123% due 03/25/2035 ^•		53	49
Halcyon Loan Advisors Funding Ltd. 1.192% due 04/20/2027 •		837	835
Home Equity Asset Trust
0.598% due 02/25/2036 •		2,200	2,103
0.943% due 07/25/2034 •		189	187
HSI Asset Securitization Corp. Trust 0.198% due 10/25/2036 •		5	3
ICG U.S. CLO Ltd. 0.000% due 10/22/2031 •(a)		4,500	4,500
IndyMac Mortgage Loan Trust 0.218% due 07/25/2036 •		649	261
Jamestown CLO Ltd.
0.965% due 07/15/2026 •		507	507
1.493% due 01/17/2027 •		2,315	2,313
JPMorgan Mortgage Acquisition Trust 0.358% due 10/25/2036 •		78	76
Jubilee CLO BV
0.316% due 12/15/2029 •	EUR	2,400	2,787
0.402% due 07/12/2028 •		1,100	1,281
KVK CLO Ltd. 1.168% due 01/14/2028 •		$456	452
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		597	614
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		1,035	858
Lehman XS Trust
0.308% due 05/25/2036 •		1,050	1,084
4.821% due 06/25/2036 þ		747	768
LoanCore Issuer Ltd. 1.282% due 05/15/2036 •		2,700	2,673
Long Beach Mortgage Loan Trust 0.268% due 08/25/2036 •		1,163	616
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	750	884
Man GLG Euro CLO DAC 0.870% due 01/15/2030 •		800	934
Marathon CLO Ltd. 1.117% due 11/21/2027 •		$1,345	1,334
Marlette Funding Trust 2.690% due 09/17/2029		303	306
MASTR Asset-Backed Securities Trust 0.648% due 10/25/2035 ^•		64	61
Merrill Lynch Mortgage Investors Trust
0.228% due 09/25/2037 •		22	13
0.268% due 02/25/2037 •		290	121
MidOcean Credit CLO 1.522% due 01/20/2029 •		4,400	4,384
Morgan Stanley IXIS Real Estate Capital Trust 0.198% due 11/25/2036 •		10	5
Nassau Ltd. 2.383% due 07/20/2029 •		1,700	1,703
New Century Home Equity Loan Trust 0.913% due 02/25/2035 •		109	106
NovaStar Mortgage Funding Trust 0.853% due 01/25/2036 •		2,025	2,001
OCP CLO Ltd.
1.065% due 10/26/2027 •		1,254	1,248
1.075% due 07/15/2027 •		960	957
1.123% due 04/17/2027 •		429	429
OZLM Ltd. 1.745% due 04/15/2032 •		4,700	4,688
Park Place Securities, Inc. 0.618% due 09/25/2035 •		1,935	1,932
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
0.638% due 09/25/2035 •		775	765
1.198% due 10/25/2034 •		3,850	3,794

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

RAAC Trust 0.488% due 08/25/2036 •		365	368
Renaissance Home Equity Loan Trust 0.908% due 12/25/2032 •		60	58
Residential Asset Securities Corp. Trust 0.378% due 06/25/2036 •		3,864	3,758
Saxon Asset Securities Trust 0.458% due 09/25/2037 •		814	789
Securitized Asset-Backed Receivables LLC Trust
0.208% due 12/25/2036 ^•		289	95
0.298% due 07/25/2036 •		227	133
0.308% due 07/25/2036 •		3,164	1,594
SLM Private Education Loan Trust 2.402% due 06/16/2042 •		178	178
SLM Student Loan Trust
0.000% due 01/25/2024 •	EUR	284	333
0.000% due 06/17/2024 •		114	134
0.795% due 10/25/2064 •		$2,815	2,727
1.745% due 04/25/2023 •		2,122	2,084
Soundview Home Loan Trust
0.208% due 11/25/2036 •		44	19
0.328% due 07/25/2037 •		1,057	1,004
0.348% due 06/25/2037 •		1,859	1,548
SP-STATIC CLO Ltd. 1.635% due 07/22/2028 •		2,500	2,499
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		303	301
Structured Asset Securities Corp. Mortgage Loan Trust 1.657% due 04/25/2035 •		157	154
Symphony CLO Ltd. 1.218% due 07/14/2026 •		1,064	1,058
THL Credit Wind River CLO Ltd.
1.145% due 10/15/2027 •		278	276
1.155% due 01/15/2026 •		341	340
Tralee CLO Ltd. 1.302% due 10/20/2027 •		1,658	1,655
Venture CLO Ltd.
1.095% due 04/15/2027 •		3,623	3,606
1.155% due 07/15/2027 •		1,746	1,737
Voya CLO Ltd. 0.965% due 07/25/2026 •		1,176	1,175
Z Capital Credit Partners CLO Ltd. 1.221% due 07/16/2027 •		2,802	2,795
Total Asset-Backed Securities (Cost $109,946)			111,038
SOVEREIGN ISSUES 7.9%
Argentina Government International Bond
29.406% (BADLARPP + 0.000%) due 10/04/2022 ~	ARS	300	3
31.641% (BADLARPP + 2.000%) due 04/03/2022 ~		16,489	111
Australia Government International Bond
1.250% due 02/21/2022 (c)	AUD	6,999	5,146
3.000% due 09/20/2025 (c)		11,188	9,531
Canada Government Real Return Bond 4.250% due 12/01/2026 (c)	CAD	5,874	5,821
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	12,574	15,685
0.250% due 07/25/2024 (c)		7,552	9,318
Italy Buoni Poliennali Del Tesoro 1.400% due 05/26/2025 (c)		35,703	43,735
Japan Government International Bond
0.100% due 03/10/2028	JPY	1,193,576	11,306
0.100% due 03/10/2029		1,229,417	11,657
Mexico Government International Bond 7.750% due 05/29/2031	MXN	53,861	2,748
New Zealand Government International Bond
2.000% due 09/20/2025 (c)	NZD	7,056	5,282
3.000% due 09/20/2030 (c)		15,681	14,106
Peru Government International Bond 5.940% due 02/12/2029	PEN	5,300	1,729
Qatar Government International Bond 3.875% due 04/23/2023		$2,000	2,151
Saudi Government International Bond 4.000% due 04/17/2025		3,170	3,528
Total Sovereign Issues (Cost $138,538)			141,857
		SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.1%
Banco Santander S.A. 6.250% due 09/11/2021 •(d)(e)		100,000	118

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Bank of America Corp. 5.875% due 03/15/2028 •(d)	1,220,000	1,318
		1,436
UTILITIES 0.5%
AT&T Mobility LLC 7.000% due 10/20/2022 «(d)(f)	360,018	9,739
Total Preferred Securities (Cost $11,071)		11,175
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (g) 0.1%		2,136
Total Short-Term Instruments (Cost $2,136)		2,136
Total Investments in Securities (Cost $2,411,073)		2,585,878
	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	622,327	6,137
Total Short-Term Instruments (Cost $6,136)		6,137
Total Investments in Affiliates (Cost $6,136)		6,137
Total Investments 143.7% (Cost $2,417,209)		$2,592,015
Financial Derivative Instruments (i)(k) 0.1%(Cost or Premiums, net $(2,683))		2,375
Other Assets and Liabilities, net (43.8)%		(791,102)
Net Assets 100.0%		$1,803,288

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$9,738	$9,739	0.54%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$2,136	U.S. Treasury Bills 0.000% due 09/09/2021	$(2,179)	$2,136	$2,136
Total Repurchase Agreements	$(2,179)	$2,136	$2,136
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)
BOS	0.170%	09/17/2020	10/01/2020	$(1,365)	$(1,365)
BPG	0.160	09/22/2020	10/06/2020	(10,179)	(10,180)
0.170	08/26/2020	10/07/2020	(22,708)	(22,712)
0.170	09/23/2020	10/07/2020	(5,215)	(5,215)
0.180	08/13/2020	10/13/2020	(9,803)	(9,805)
0.180	08/18/2020	10/19/2020	(185,402)	(185,443)
0.180	08/26/2020	10/13/2020	(585)	(585)
0.180	09/08/2020	10/08/2020	(22,701)	(22,704)
0.180	10/01/2020	10/02/2020	(267,672)	(267,671)
0.180	10/02/2020	10/05/2020	(54,955)	(54,954)
0.200	07/22/2020	10/22/2020	(5,995)	(5,997)
0.200	08/26/2020	10/22/2020	(1,287)	(1,287)
0.220	07/20/2020	10/20/2020	(152,616)	(152,684)
MSC	0.180	10/01/2020	10/02/2020	(54,949)	(54,949)
0.190	08/03/2020	10/02/2020	(13,743)	(13,747)
0.190	08/26/2020	10/02/2020	(1,637)	(1,638)
TDL	0.170	09/10/2020	10/13/2020	(3,401)	(3,401)
0.190	07/31/2020	10/08/2020	(784)	(785)
0.200	07/31/2020	10/27/2020	(896)	(897)
Total Sale-Buyback Transactions	$(816,019)
(h)	Securities with an aggregate market value of $820,113 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(455,782) at a weighted average interest rate of 0.882%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(41) of deferred price drop.

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Call Options Strike @ EUR 115.500 on Euro-Schatz December 2020 Futures (1)	11/2020	318	2	$0	$0	$0
Euro-Bobl December Futures	12/2020	321	50,872	52	23	(41)
Euro-Bund 10-Year Bond December Futures	12/2020	433	88,599	502	127	(178)
Put Options Strike @ EUR 130.500 on Euro-Bobl December 2020 Futures (1)	11/2020	321	2	0	0	0
Put Options Strike @ EUR 157.000 on Euro-Bund December 2020 Futures (1)	11/2020	101	1	0	0	0
U.S. Treasury 5-Year Note December Futures	12/2020	895	112,798	101	0	(91)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2020	333	53,254	(58)	0	(156)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	72	15,971	(248)	0	(144)
$349	$150	$(610)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Australia Government 3-Year Bond December Futures	12/2020	85	(7,142)	$(20)	$2	$0
Australia Government 10-Year Bond December Futures	12/2020	46	(4,922)	(44)	6	0
Euro-BTP Italy Government Bond December Futures	12/2020	174	(30,107)	(285)	104	(110)
Euro-Buxl 30-Year Bond December Futures	12/2020	79	(20,625)	(336)	106	(109)
Euro-OAT France Government 10-Year Bond December Futures	12/2020	4	(790)	(3)	2	(2)
Euro-Schatz December Futures	12/2020	2,831	(372,714)	(111)	50	(17)
Japan Government 10-Year Bond December Futures	12/2020	17	(24,519)	(60)	0	(8)
U.S. Treasury 2-Year Note December Futures	12/2020	145	(32,039)	(2)	1	0
U.S. Treasury 10-Year Note December Futures	12/2020	2,229	(311,015)	(530)	547	(1)
U.S. Treasury 30-Year Bond December Futures	12/2020	519	(91,490)	778	486	0
United Kingdom Long Gilt December Futures	12/2020	1	(176)	(1)	1	0
$(614)	$1,305	$(247)
Total Futures Contracts	$(265)	$1,455	$(857)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
Daimler AG	1.000%	Quarterly	12/20/2020	0.207%	EUR	720	$12	$(10)	$2	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2020	0.570	$400	(10)	11	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2023	1.070	800	(45)	43	(2)	0	0
$(43)	$44	$1	$0	$0
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(3)
Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$9,200	$646	$(1,108)	$(462)	$0	$(17)
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	4,800	(204)	(1)	(205)	7	(1)
$442	$(1,109)	$(667)	$7	$(18)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month NZD-BBR	3.250%	Semi-Annual	03/21/2028	NZD	11,800	$36	$(1,748)	$(1,712)	$14	$0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	(83)	(90)	0	(2)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028		118,480	(2)	(26)	(28)	0	(1)
Receive	CPTFEMU	0.090	Maturity	05/15/2022	EUR	20,900	0	33	33	0	(20)
Receive	CPTFEMU	0.330	Maturity	07/15/2022		5,100	(1)	13	12	0	(3)
Pay	CPURNSA	1.030	Maturity	06/18/2021		$16,400	0	(140)	(140)	0	(11)
Pay	CPURNSA	1.335	Maturity	07/01/2021		4,700	0	(43)	(43)	0	(2)
Pay	CPURNSA	1.690	Maturity	08/07/2021		14,500	(1)	(93)	(94)	4	0
Pay	CPURNSA	1.840	Maturity	08/14/2021		13,400	0	(54)	(54)	5	0
Pay	CPURNSA	1.863	Maturity	08/26/2021		5,000	(1)	(10)	(11)	3	0
Receive	CPURNSA	1.580	Maturity	09/20/2021		700	0	(4)	(4)	0	(1)
Receive	CPURNSA	1.592	Maturity	09/20/2021		9,700	(2)	(59)	(61)	0	(10)
Receive	CPURNSA	2.069	Maturity	07/15/2022		3,700	0	(68)	(68)	0	(3)
Receive	CPURNSA	2.500	Maturity	07/15/2022		30,300	(2,696)	(975)	(3,671)	0	(28)
Receive	CPURNSA	2.210	Maturity	02/05/2023		20,900	0	(656)	(656)	0	(31)
Receive	CPURNSA	2.263	Maturity	04/27/2023		14,090	(2)	(538)	(540)	0	(14)
Receive	CPURNSA	2.263	Maturity	05/09/2023		3,250	0	(123)	(123)	0	(3)
Receive	CPURNSA	2.281	Maturity	05/10/2023		4,970	0	(202)	(202)	0	(14)
Receive	CPURNSA	1.798	Maturity	08/25/2027		7,000	0	58	58	1	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		7,100	0	7	7	1	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,700	(2)	265	263	0	(1)
Pay	CPURNSA	2.165	Maturity	04/16/2029		18,000	0	719	719	0	(4)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,450	0	114	114	1	0
Pay	CPURNSA	1.998	Maturity	07/25/2029		20,100	0	485	485	0	(6)
Pay	CPURNSA	1.760	Maturity	11/04/2029		12,300	(11)	(56)	(67)	0	(2)
Receive	FRCPXTOB	1.345	Maturity	06/15/2021	EUR	3,900	0	(118)	(118)	4	0
Pay	UKRPI	3.850	Maturity	09/15/2024	GBP	10,900	0	700	700	10	0
Pay	UKRPI	3.330	Maturity	01/15/2025		17,800	530	(248)	282	9	0
Pay	UKRPI	3.438	Maturity	01/15/2030		12,100	0	120	120	0	(35)
Pay	UKRPI	3.480	Maturity	01/15/2030		1,400	19	5	24	0	(4)
Pay	UKRPI	3.400	Maturity	06/15/2030		4,400	157	137	294	0	(14)
Pay	UKRPI	3.325	Maturity	08/15/2030		18,600	132	579	711	0	(71)
							$(1,851)	$(2,009)	$(3,860)	$52	$(280)
Total Swap Agreements							$(1,452)	$(3,074)	$(4,526)	$59	$(298)
(j)

Securities with an aggregate market value of $12,732 and cash of $2,424 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)	Future styled option.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	Unsettled variation margin liability of $(8) for closed swap agreements is outstanding at period end.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability
BPS		10/2020		EUR	26,460		$31,417		$394		$0
		10/2020		JPY	494,614		4,665		0		(24)
		10/2020			$9,325		GBP	7,232	7		0
		10/2020			8,235		JPY	869,489	9		0
		11/2020		JPY	869,489		$8,238		0		(9)
		11/2020		NZD	27,610		18,156		0		(109)
CBK		10/2020		CAD	426		324		4		0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

10/2020	EUR	3,873	4,553	12	0
10/2020	MXN	2,122	96	0	0
10/2020	PEN	5,663	1,598	27	0
10/2020	$5,378	CAD	7,195	25	0
10/2020	1,023	GBP	761	0	(41)
10/2020	1,585	PEN	5,663	0	(14)
11/2020	CAD	7,195	$5,379	0	(25)
02/2021	PEN	5,663	1,580	10	0
03/2021	$94	MXN	2,122	0	0
FBF	12/2020	195	IDR	2,927,945	0	0
GLM	10/2020	GBP	295	$383	2	0
10/2020	$8	RUB	572	0	(1)
12/2020	154	MYR	650	2	0
HUS	10/2020	AUD	1,048	$766	15	0
10/2020	CAD	3,329	2,529	28	0
10/2020	EUR	40,310	48,014	752	0
10/2020	GBP	277	358	1	0
10/2020	JPY	386,527	3,636	0	(28)
10/2020	$24,569	GBP	19,098	74	0
10/2020	101	MXN	2,122	0	(5)
10/2020	11	RUB	813	0	(1)
11/2020	GBP	19,098	$24,573	0	(74)
JPM	11/2020	MXN	55,105	2,421	0	(57)
MYI	10/2020	AUD	4,156	2,991	14	0
10/2020	BRL	945	168	0	0
10/2020	CAD	1,781	1,350	13	0
10/2020	JPY	478,542	4,513	0	(25)
10/2020	NZD	27,610	18,559	294	0
10/2020	$2,620	AUD	3,708	36	0
10/2020	167	BRL	945	1	0
10/2020	4,101	JPY	432,223	0	(2)
11/2020	AUD	3,708	$2,620	0	(36)
11/2020	JPY	432,223	4,102	3	0
SCX	11/2020	EUR	70,643	82,894	14	0
02/2021	$719	ILS	2,470	3	0
SOG	11/2020	24	RUB	1,760	0	(1)
SSB	10/2020	GBP	26,519	$35,232	1,014	0
10/2020	$169	BRL	945	0	(1)
10/2020	8,635	JPY	909,400	0	(12)
11/2020	BRL	945	$169	1	0
11/2020	JPY	909,400	8,638	12	0
TOR	10/2020	AUD	481	349	4	0
10/2020	CAD	1,659	1,268	22	0
10/2020	JPY	438,153	4,133	0	(21)
10/2020	$2,421	JPY	255,489	2	0
11/2020	JPY	255,489	$2,422	0	(2)
UAG	10/2020	AUD	15,236	11,005	92	0
10/2020	JPY	668,763	6,293	0	(48)
10/2020	$8,849	AUD	12,562	148	0
11/2020	AUD	12,562	$8,850	0	(148)
11/2020	$34	RUB	2,545	0	(2)
Total Forward Foreign Currency Contracts	$3,035	$(686)
PURCHASED OPTIONS:
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050	$72.000	10/07/2020	11,100	$0	$0
Total Purchased Options	$0	$0
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
BOA	Put - OTC CDX.IG-34 5-Year Index	Sell	0.900%	10/21/2020	6,000	$(6)	$(14)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	11/18/2020	5,600	(10)	(16)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	11/18/2020	1,900	(1)	0
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.900	11/18/2020	1,900	(2)	(2)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.450	12/16/2020	3,900	(3)	(1)
Call - OTC iTraxx Europe 33 5-Year Index	Buy	0.475	12/16/2020	5,900	(5)	(2)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.800	12/16/2020	3,900	(6)	(11)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.850	12/16/2020	5,900	(8)	(14)
Put - OTC iTraxx Europe 34 5-Year Index	Sell	0.950	12/16/2020	1,400	(2)	(2)
BPS	Put - OTC CDX.IG-34 5-Year Index	Sell	0.950	11/18/2020	5,100	(6)	(17)
Put - OTC CDX.IG-34 5-Year Index	Sell	1.000	12/16/2020	5,600	(11)	(23)
Put - OTC iTraxx Europe 33 5-Year Index	Sell	0.750	10/21/2020	1,800	(2)	(1)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	11/18/2020	3,700	(3)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.900	11/18/2020	3,700	(4)	(4)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.450	12/16/2020	2,200	(2)	(1)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	12/16/2020	3,000	(2)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.800	12/16/2020	2,200	(3)	(6)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.850	12/16/2020	3,000	(4)	(7)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	12/16/2020	2,500	(5)	(5)
BRC	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	12/16/2020	6,200	(8)	(26)
DUB	Put - OTC CDX.IG-34 5-Year Index		Sell	1.050	11/18/2020	2,400	(3)	(6)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	12/16/2020	3,800	(7)	(16)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	4,000	(4)	0
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	4,000	(10)	0
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.450	12/16/2020	3,000	(3)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.800	12/16/2020	3,000	(4)	(8)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.900	12/16/2020	600	(1)	(1)
FBF	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.450	12/16/2020	4,000	(2)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.800	12/16/2020	4,000	(6)	(11)
GST	Put - OTC CDX.HY-35 5-Year Index		Sell	98.000	11/18/2020	1,000	(6)	(6)
	Put - OTC CDX.IG-33 5-Year Index		Sell	2.500	03/17/2021	5,800	(4)	(7)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	11/18/2020	2,400	(2)	(7)
	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	12/16/2020	12,600	(25)	(53)
	Put - OTC iTraxx Europe 32 5-Year Index		Sell	2.500	03/17/2021	4,600	(4)	(1)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.475	11/18/2020	3,400	(3)	(1)
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	0.900	11/18/2020	3,400	(4)	(4)
	Put - OTC iTraxx Europe 34 5-Year Index		Sell	0.850	12/16/2020	4,600	(8)	(10)
JPM	Put - OTC CDX.IG-34 5-Year Index		Sell	1.000	12/16/2020	3,500	(5)	(15)
	Call - OTC iTraxx Europe 33 5-Year Index		Buy	0.500	10/21/2020	4,500	(4)	0
	Put - OTC iTraxx Europe 33 5-Year Index		Sell	1.200	10/21/2020	4,500	(11)	0
MYC	Put - OTC CDX.IG-34 5-Year Index		Sell	0.950	12/16/2020	2,300	(5)	(11)
							$(214)	$(313)
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate		Expiration Date(2)	Notional Amount(1)	Premiums (Received)	Market Value
GLM	Cap - OTC CPALEMU	100.152	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0		06/22/2035	8,600	$(391)	$(4)
JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		04/22/2024	34,300	(250)	0
	Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0		05/16/2024	2,900	(20)	0
	Floor - OTC YOY CPURNSA	238.654	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0		10/02/2020	14,800	(273)	0
							$(934)	$(4)
OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		$101.438	10/07/2020		2,400	$(10)	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		101.953	10/07/2020		2,200	(7)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		102.078	10/07/2020		2,200	(7)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		102.141	10/07/2020		3,700	(12)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		102.188	10/07/2020		5,300	(17)	(1)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050		104.500	10/07/2020		1,000	(2)	0
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		101.602	10/07/2020		2,700	(10)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		101.836	10/07/2020		1,300	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		101.984	10/07/2020		1,400	(5)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		102.293	10/07/2020		1,000	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050		103.602	10/07/2020		2,700	(6)	0
							$(83)	$(2)
Total Written Options							$(1,231)	$(319)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Pay	CPURNSA	1.570%	Maturity	11/23/2020	$1,500	$0	$20	$20	$0
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	United States Treasury Inflation Indexed Bonds	N/A	0.180%	Maturity	10/05/2020	$80,000	$0	$(26)	$0	$(26)
Total Swap Agreements	$0	$(6)	$20	$(26)
(l)

Securities with an aggregate market value of $253 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)	YOY options may have a series of expirations.
(3)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$74	$0	$74
Corporate Bonds & Notes
Banking & Finance	0	39,943	0	39,943
Industrials	0	19,024	0	19,024
Utilities	0	6,138	0	6,138
Municipal Bonds & Notes
West Virginia	0	600	0	600
U.S. Government Agencies	0	370,717	0	370,717
U.S. Treasury Obligations	0	1,808,743	0	1,808,743
Non-Agency Mortgage-Backed Securities	0	74,433	0	74,433
Asset-Backed Securities	0	111,038	0	111,038
Sovereign Issues	0	141,857	0	141,857
Preferred Securities
Banking & Finance	0	1,436	0	1,436
Utilities	0	0	9,739	9,739
Short-Term Instruments
Repurchase Agreements	0	2,136	0	2,136
$0	$2,576,139	$9,739	$2,585,878
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,137	$0	$0	$6,137
Total Investments	$6,137	$2,576,139	$9,739	$2,592,015
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,455	59	0	1,514
Over the counter	0	3,055	0	3,055
$1,455	$3,114	$0	$4,569
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(857)	(298)	0	(1,155)
Over the counter	(6)	(1,025)	0	(1,031)
$(863)	$(1,323)	$0	$(2,186)
Total Financial Derivative Instruments	$592	$1,791	$0	$2,383
Totals	$6,729	$2,577,930	$9,739	$2,594,398

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Schedule of Investments PIMCO Short-Term Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
American Honda Finance Corp. 1.068% (LIBOR03M + 0.850%) due 03/29/2021 «~		$700	$699
Toyota Motor Credit Corp. 1.063% - 1.114% (LIBOR03M + 0.830%) due 03/29/2021 «~		1,900	1,897
Total Loan Participations and Assignments (Cost $2,600)			2,596
CORPORATE BONDS & NOTES 54.6%
BANKING & FINANCE 33.1%
ADCB Finance Cayman Ltd. 1.400% due 06/14/2021	GBP	500	644
AerCap Ireland Capital DAC
4.450% due 12/16/2021		$1,600	1,635
4.500% due 05/15/2021		500	510
5.000% due 10/01/2021		500	516
AIA Group Ltd. 0.747% (US0003M + 0.520%) due 09/20/2021 ~		1,800	1,802
Air Lease Corp.
2.250% due 01/15/2023		400	401
2.750% due 01/15/2023		700	714
3.500% due 01/15/2022		400	410
Aircastle Ltd.
5.125% due 03/15/2021		1,200	1,218
5.500% due 02/15/2022		300	307
Ally Financial, Inc. 4.125% due 02/13/2022		800	830
Aozora Bank Ltd. 2.550% due 09/09/2022		700	720
Athene Global Funding 1.534% (US0003M + 1.230%) due 07/01/2022 ~		4,900	4,939
Aviation Capital Group LLC
0.938% (US0003M + 0.670%) due 07/30/2021 ~		1,500	1,460
1.196% (US0003M + 0.950%) due 06/01/2021 ~		200	196
2.875% due 01/20/2022		800	794
6.750% due 04/06/2021		1,600	1,635
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025		1,400	1,286
5.500% due 01/15/2023		300	303
Bangkok Bank PCL 4.800% due 10/18/2020		400	401
Bank of America Corp.
1.038% (US0003M + 0.790%) due 03/05/2024 ~		3,200	3,215
1.451% (US0003M + 1.180%) due 10/21/2022 ~		300	303
Barclays PLC
1.660% (US0003M + 1.380%) due 05/16/2024 ~		2,900	2,909
1.710% (US0003M + 1.430%) due 02/15/2023 ~		200	201
1.898% (US0003M + 1.625%) due 01/10/2023 ~		1,730	1,743
BOC Aviation Ltd.
1.301% (US0003M + 1.050%) due 05/02/2021 ~		2,700	2,694
2.375% due 09/15/2021		700	705
2.750% due 09/18/2022		900	919
3.000% due 05/23/2022		500	511
Boston Properties LP 4.125% due 05/15/2021		500	507
Brixmor Operating Partnership LP 1.301% (US0003M + 1.050%) due 02/01/2022 ~		600	593
Citigroup, Inc.
1.214% (US0003M + 0.950%) due 07/24/2023 ~		3,200	3,224
1.269% (US0003M + 1.023%) due 06/01/2024 ~		400	402
1.380% (US0003M + 1.100%) due 05/17/2024 ~		1,100	1,110
1.676% (US0003M + 1.430%) due 09/01/2023 ~		1,700	1,729
CNH Industrial Capital LLC 3.875% due 10/15/2021		400	411
Credit Suisse Group AG
1.489% (US0003M + 1.240%) due 06/12/2024 ~		500	504
1.489% due 06/12/2024 ~		1,258	1,269
Danske Bank A/S
1.171% due 12/08/2023 •		800	800
1.309% (US0003M + 1.060%) due 09/12/2023 ~		400	397
1.309% due 09/12/2023 ~		500	496
3.001% due 09/20/2022 •		1,900	1,938

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

DBS Group Holdings Ltd. 0.865% (US0003M + 0.620%) due 07/25/2022 ~	700	702
Eksportfinans ASA 1.043% (US0003M + 0.800%) due 11/10/2020 ~	1,000	1,000
First Abu Dhabi Bank PJSC 1.221% (US0003M + 0.950%) due 04/16/2022 ~	2,600	2,609
Ford Motor Credit Co. LLC
0.681% (US0003M + 0.430%) due 11/02/2020 ~	300	299
1.114% (US0003M + 0.810%) due 04/05/2021 ~	2,800	2,759
2.343% due 11/02/2020	1,000	1,001
General Motors Financial Co., Inc.
1.118% (US0003M + 0.850%) due 04/09/2021 ~	3,100	3,099
1.349% (US0003M + 1.100%) due 11/06/2021 ~	500	500
1.530% (US0003M + 1.310%) due 06/30/2022 ~	1,000	997
1.818% (US0003M + 1.550%) due 01/14/2022 ~	1,199	1,205
4.200% due 11/06/2021	1,000	1,033
Goldman Sachs Group, Inc. 1.450% (US0003M + 1.170%) due 11/15/2021 ~	2,400	2,403
Goodman U.S. Finance Two LLC 6.000% due 03/22/2022	500	532
Harley-Davidson Financial Services, Inc.
1.181% (US0003M + 0.940%) due 03/02/2021 ~	1,700	1,698
3.550% due 05/21/2021	500	507
HSBC Holdings PLC
1.270% (US0003M + 1.000%) due 05/18/2024 ~	3,058	3,048
1.480% (US0003M + 1.230%) due 03/11/2025 ~	4,000	4,037
ICICI Bank Ltd. 5.750% due 11/16/2020	450	452
ING Groep NV
1.234% (US0003M + 1.000%) due 10/02/2023 ~	1,000	1,013
1.368% (US0003M + 1.150%) due 03/29/2022 ~	600	606
Intercontinental Exchange, Inc. 0.903% (US0003M + 0.650%) due 06/15/2023 ~	2,100	2,107
International Lease Finance Corp. 8.625% due 01/15/2022	900	968
Jackson National Life Global Funding 0.963% (US0003M + 0.730%) due 06/27/2022 ~	500	504
JPMorgan Chase & Co.
1.146% (US0003M + 0.890%) due 07/23/2024 ~	400	403
1.494% (US0003M + 1.230%) due 10/24/2023 ~	3,200	3,251
KEB Hana Bank
0.925% (US0003M + 0.700%) due 10/02/2022 ~	800	801
1.002% (US0003M + 0.700%) due 10/02/2022 ~	500	501
1.124% (US0003M + 0.875%) due 09/14/2022 ~	500	503
LeasePlan Corp. NV 2.875% due 10/24/2024	500	516
Lloyds Banking Group PLC
2.858% due 03/17/2023 •	2,700	2,777
2.907% due 11/07/2023 •	500	520
Mirae Asset Daewoo Co. Ltd. 4.125% due 11/07/2021	300	308
Mitsubishi UFJ Financial Group, Inc.
1.035% (US0003M + 0.790%) due 07/25/2022 ~	4,450	4,485
1.105% (US0003M + 0.860%) due 07/26/2023 ~	1,700	1,717
Mitsubishi UFJ Lease & Finance Co. Ltd.
2.250% due 09/07/2021	1,700	1,723
3.406% due 02/28/2022	400	413
Mizuho Financial Group, Inc.
0.880% (US0003M + 0.630%) due 05/25/2024 ~	1,200	1,200
1.099% (US0003M + 0.850%) due 09/13/2023 ~	1,300	1,307
1.111% (US0003M + 0.840%) due 07/16/2023 ~	2,000	2,010
1.263% (US0003M + 0.990%) due 07/10/2024 ~	2,600	2,626
Morgan Stanley
1.463% (US0003M + 1.220%) due 05/08/2024 ~	2,300	2,327
1.664% (US0003M + 1.400%) due 10/24/2023 ~	2,100	2,135
Nationwide Building Society 3.622% due 04/26/2023 •	500	520
Natwest Group PLC 1.750% (US0003M + 1.470%) due 05/15/2023 ~	4,900	4,922
NatWest Markets PLC 1.618% (US0003M + 1.400%) due 09/29/2022 ~	2,100	2,118
Navient Corp. 6.625% due 07/26/2021	600	610
Nissan Motor Acceptance Corp.
0.923% due 09/28/2022 •	2,100	2,043
1.156% (US0003M + 0.890%) due 01/13/2022 ~	2,300	2,274
1.900% due 09/14/2021	700	703
Nomura Holdings, Inc.
1.851% due 07/16/2025	1,800	1,834
2.648% due 01/16/2025	500	527
Nordea Bank Abp 1.196% (US0003M + 0.940%) due 08/30/2023 ~	1,000	1,002
OneMain Finance Corp. 7.750% due 10/01/2021	300	314
ORIX Corp. 2.650% due 04/13/2021	3,600	3,635

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

Park Aerospace Holdings Ltd.
3.625% due 03/15/2021	700	697
5.250% due 08/15/2022	1,000	1,004
Piper Jaffray Cos.
4.740% due 10/15/2021	200	200
5.200% due 10/15/2023	700	702
QNB Finance Ltd.
1.251% (US0003M + 1.000%) due 05/02/2022 ~	4,200	4,197
1.308% (SOFRRATE + 1.225%) due 02/12/2022 ~	400	401
1.606% (US0003M + 1.350%) due 05/31/2021 ~	1,500	1,506
1.703% (US0003M + 1.450%) due 08/11/2021 ~	600	604
1.842% (US0003M + 1.570%) due 07/18/2021 ~	400	402
Santander Holdings USA, Inc. 4.450% due 12/03/2021	1,400	1,456
Santander UK Group Holdings PLC 3.373% due 01/05/2024 •	500	523
Santander UK PLC 3.750% due 11/15/2021	500	518
Scentre Group Trust 2.375% due 04/28/2021	1,000	1,007
Sinochem Overseas Capital Co. Ltd. 4.500% due 11/12/2020	1,000	1,005
SL Green Operating Partnership LP 1.260% (US0003M + 0.980%) due 08/16/2021 ~	500	497
SMBC Aviation Capital Finance DAC
2.650% due 07/15/2021	500	504
3.000% due 07/15/2022	2,500	2,552
3.550% due 04/15/2024	1,000	1,050
Standard Chartered PLC 1.450% (US0003M + 1.200%) due 09/10/2022 ~	4,800	4,817
Starwood Property Trust, Inc. 3.625% due 02/01/2021	300	301
Sumitomo Mitsui Financial Group, Inc. 1.012% (US0003M + 0.740%) due 10/18/2022 ~	1,000	1,007
Synchrony Bank 3.650% due 05/24/2021	2,000	2,030
UBS Group AG 1.476% due 05/23/2023 •	400	405
WEA Finance LLC 3.250% due 10/05/2020	349	349
Wells Fargo & Co. 1.491% (US0003M + 1.230%) due 10/31/2023 ~	5,800	5,873
		164,012
INDUSTRIALS 17.3%
AbbVie, Inc.
0.728% (US0003M + 0.460%) due 11/19/2021 ~	400	401
2.150% due 11/19/2021	1,700	1,732
Arrow Electronics, Inc. 3.500% due 04/01/2022	600	621
BAT Capital Corp. 1.160% (US0003M + 0.880%) due 08/15/2022 ~	3,200	3,219
Bayer U.S. Finance LLC
0.855% (US0003M + 0.630%) due 06/25/2021 ~	1,700	1,703
1.260% (US0003M + 1.010%) due 12/15/2023 ~	1,200	1,212
2.750% due 07/15/2021	500	508
3.500% due 06/25/2021	200	204
BMW Finance NV 1.047% (US0003M + 0.790%) due 08/12/2022 ~	2,200	2,211
BMW U.S. Capital LLC 0.754% (US0003M + 0.500%) due 08/13/2021 ~	1,700	1,704
Boeing Co.
2.300% due 08/01/2021	2,000	2,027
2.700% due 05/01/2022	300	306
Broadcom Corp. 2.200% due 01/15/2021	1,480	1,486
Broadcom, Inc. 3.125% due 04/15/2021	3,700	3,741
Campbell Soup Co. 0.880% (US0003M + 0.630%) due 03/15/2021 ~	515	516
Central Nippon Expressway Co. Ltd.
0.811% (US0003M + 0.560%) due 11/02/2021 ~	4,500	4,512
1.061% due 03/03/2022 •	2,500	2,511
1.250% (US0003M + 0.970%) due 02/16/2021 ~	1,000	1,003
2.567% due 11/02/2021	1,000	1,019
Charter Communications Operating LLC
1.901% (US0003M + 1.650%) due 02/01/2024 ~	4,400	4,504
4.464% due 07/23/2022	500	530
Cigna Corp. 0.896% (US0003M + 0.650%) due 09/17/2021 ~	1,300	1,300
CNPC HK Overseas Capital Ltd. 4.500% due 04/28/2021	300	306
Conagra Brands, Inc.
0.768% (US0003M + 0.500%) due 10/09/2020 ~	1,200	1,200
3.800% due 10/22/2021	300	310

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

Continental Airlines Pass-Through Trust 5.500% due 04/29/2022	100	98
D.R. Horton, Inc. 4.375% due 09/15/2022	500	531
Daimler Finance North America LLC
0.687% (US0003M + 0.430%) due 02/12/2021 ~	500	500
0.706% (US0003M + 0.450%) due 02/22/2021 ~	500	500
0.919% (US0003M + 0.670%) due 11/05/2021 ~	600	601
1.180% (US0003M + 0.900%) due 02/15/2022 ~	3,000	3,017
2.550% due 08/15/2022	200	207
3.350% due 05/04/2021	1,200	1,219
Dell International LLC 4.420% due 06/15/2021	1,174	1,202
Enbridge, Inc. 0.770% (US0003M + 0.500%) due 02/18/2022 ~	3,900	3,899
Equifax, Inc.
1.150% (US0003M + 0.870%) due 08/15/2021 ~	1,450	1,456
2.300% due 06/01/2021	400	405
ERAC USA Finance LLC 4.500% due 08/16/2021	400	414
GATX Corp. 0.969% (US0003M + 0.720%) due 11/05/2021 ~	1,000	999
General Mills, Inc. 6.610% due 10/15/2022	500	501
Gilead Sciences, Inc. 0.740% (US0003M + 0.520%) due 09/29/2023 ~	900	901
Heathrow Funding Ltd. 4.875% due 07/15/2023	300	307
Hewlett Packard Enterprise Co. 1.024% (US0003M + 0.720%) due 10/05/2021 ~	1,000	1,000
Hyundai Capital America
1.069% (US0003M + 0.820%) due 03/12/2021 ~	1,788	1,788
1.217% due 07/08/2021 •	400	400
1.217% (US0003M + 0.940%) due 07/08/2021 ~	690	691
2.375% due 02/10/2023	400	411
2.450% due 06/15/2021	500	505
3.750% due 07/08/2021	415	425
Imperial Brands Finance PLC
3.125% due 07/26/2024	1,600	1,694
3.750% due 07/21/2022	1,600	1,673
Japan Tobacco, Inc. 2.000% due 04/13/2021	500	504
Kraft Heinz Foods Co. 1.063% (US0003M + 0.820%) due 08/10/2022 ~	300	298
Marriott International, Inc.
0.898% (US0003M + 0.650%) due 03/08/2021 ~	300	299
3.125% due 10/15/2021	500	507
Mylan NV
3.150% due 06/15/2021	1,400	1,423
3.750% due 12/15/2020	80	80
Nissan Motor Co. Ltd. 3.043% due 09/15/2023	1,000	1,014
NXP BV 3.875% due 09/01/2022	500	529
Occidental Petroleum Corp. 1.730% (US0003M + 1.450%) due 08/15/2022 ~	3,600	3,206
Penske Truck Leasing Co. LP
3.300% due 04/01/2021	1,000	1,012
3.650% due 07/29/2021	200	205
Phillips 66 0.834% (US0003M + 0.600%) due 02/26/2021 ~	600	600
Reckitt Benckiser Treasury Services PLC 0.783% (US0003M + 0.560%) due 06/24/2022 ~	800	803
Reynolds American, Inc.
4.000% due 06/12/2022	100	105
4.450% due 06/12/2025	1,000	1,126
Sabine Pass Liquefaction LLC 6.250% due 03/15/2022	100	106
Spirit AeroSystems, Inc. 1.050% (US0003M + 0.800%) due 06/15/2021 ~	800	757
Textron, Inc. 0.793% (US0003M + 0.550%) due 11/10/2020 ~	600	600
Valero Energy Corp. 1.403% (US0003M + 1.150%) due 09/15/2023 ~	1,400	1,396
VMware, Inc. 2.950% due 08/21/2022	200	208
Volkswagen Group of America Finance LLC
1.024% (US0003M + 0.770%) due 11/13/2020 ~	800	801
1.083% (US0003M + 0.860%) due 09/24/2021 ~	2,200	2,209
3.875% due 11/13/2020	700	703
4.000% due 11/12/2021	650	674
Woodside Finance Ltd. 4.600% due 05/10/2021	1,700	1,721

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

Zimmer Biomet Holdings, Inc. 0.977% (US0003M + 0.750%) due 03/19/2021 ~	700	700
		85,716
SPECIALTY FINANCE 1.1%
CIMIC Group Ltd.
0.000% due 01/11/2021 (b)(e)	1,700	1,680
0.000% due 01/21/2021 (b)(e)	700	691
Greensill Capital UK Ltd. 0.000% due 01/04/2021 «(e)	2,500	2,473
Lloyds Banking Group PLC 3.870% due 09/02/2021 (e)	400	407
		5,251
UTILITIES 3.1%
AT&T, Inc. 1.155% (US0003M + 0.890%) due 02/15/2023 ~	1,100	1,110
CNOOC Finance Ltd. 4.250% due 01/26/2021	400	404
Dominion Energy, Inc. 0.774% (US0003M + 0.530%) due 09/15/2023 ~	1,600	1,603
Israel Electric Corp. Ltd. 6.875% due 06/21/2023	400	459
Pacific Gas & Electric Co.
1.717% (US0003M + 1.480%) due 06/16/2022 ~	1,500	1,504
1.750% due 06/16/2022	2,500	2,503
3.400% due 08/15/2024	300	314
3.750% due 02/15/2024	400	419
3.850% due 11/15/2023	100	106
Sempra Energy 0.700% (US0003M + 0.450%) due 03/15/2021 ~	1,500	1,502
Sinopec Group Overseas Development Ltd. 2.750% due 05/03/2021	500	505
Southern Power Co. 0.777% (US0003M + 0.550%) due 12/20/2020 ~	2,605	2,605
Sprint Corp.
7.250% due 09/15/2021	400	419
7.875% due 09/15/2023	200	230
Verizon Communications, Inc. 1.380% (US0003M + 1.100%) due 05/15/2025 ~	1,600	1,636
		15,319
Total Corporate Bonds & Notes (Cost $268,609)		270,298
MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2017 0.937% (US0001M + 0.780%) due 04/01/2047 ~	1,300	1,299
Orange Unified School District, California Revenue Bonds, Series 2008 1.005% (US0001M + 0.850%) due 05/01/2043 «~(e)	1,000	956
		2,255
LOUISIANA 0.1%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 0.580% (US0003M + 0.300%) due 02/15/2036 ~	385	364
Total Municipal Bonds & Notes (Cost $2,666)		2,619
U.S. GOVERNMENT AGENCIES 6.1%
Fannie Mae
0.235% due 12/25/2036 •	3	3
0.268% due 03/25/2034 •	2	2
0.298% due 08/25/2034 •	1	1
0.348% due 02/25/2037 •	34	34
0.498% due 05/25/2042 •	3	3
0.828% due 12/25/2037 •	28	28
2.371% due 03/01/2044 - 07/01/2044 •	11	11
Freddie Mac
0.602% due 09/15/2041 •	13	13
0.700% due 08/19/2025 - 09/02/2025	10,500	10,507
0.750% due 08/04/2025	5,000	5,006
0.800% due 07/21/2025 - 07/30/2025	4,500	4,502
0.852% due 02/15/2038 •	21	21
2.202% due 07/15/2035 •	800	807
2.219% due 10/25/2044 •	40	42
2.371% due 02/25/2045 •	42	43
2.419% due 07/25/2044 •	15	15
2.500% due 06/25/2034 - 10/25/2048	3,346	3,387
Ginnie Mae
0.705% due 04/20/2062 •	155	156

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

0.755% due 10/20/2065 •		363	365
0.855% due 02/20/2062 •		138	138
0.955% due 01/20/2066 - 05/20/2066 •		488	495
1.005% due 11/20/2066 •		517	526
1.155% due 01/20/2066 - 03/20/2066 •		1,107	1,130
2.500% due 01/20/2049 - 10/20/2049		2,845	2,906
3.000% due 02/20/2032 •		3	3
NCUA Guaranteed Notes 0.506% due 12/07/2020 •		35	35
Uniform Mortgage-Backed Security 4.000% due 01/01/2049 - 08/01/2049		149	159
Total U.S. Government Agencies (Cost $30,233)			30,338
U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Inflation Protected Securities (d)
0.750% due 07/15/2028 (g)		5,418	6,244
U.S. Treasury Notes
0.625% due 05/15/2030 (g)		1,800	1,794
Total U.S. Treasury Obligations (Cost $7,078)			8,038
NON-AGENCY MORTGAGE-BACKED SECURITIES 12.8%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		2,400	2,404
AREIT Trust
1.132% due 11/14/2035 •		359	355
1.172% due 09/14/2036 •		1,000	989
2.772% due 04/14/2037 •		1,200	1,217
Atrium Hotel Portfolio Trust 1.102% due 06/15/2035 •		700	668
Avon Finance PLC 0.000% due 09/20/2048 •	GBP	2,300	2,961
BAMLL Commercial Mortgage Securities Trust
1.202% due 04/15/2036 •		$400	386
1.352% due 03/15/2034 •		400	379
Bancorp Commercial Mortgage Trust
1.052% due 09/15/2035 •		206	204
1.202% due 09/15/2036 •		519	513
Bear Stearns Adjustable Rate Mortgage Trust 3.540% due 01/25/2034 ~		2	2
Bear Stearns ALT-A Trust 3.251% due 09/25/2035 ^~		9	7
Brass PLC 0.980% due 11/16/2066 •		316	317
CD Mortgage Trust 5.648% due 10/15/2048		550	563
Citigroup Mortgage Loan Trust 3.228% due 09/25/2059 þ		270	273
Citigroup Mortgage Loan Trust, Inc. 3.840% due 09/25/2035 •		2	2
COLT Mortgage Loan Trust 1.255% due 09/25/2065 «~		1,000	1,000
Commercial Mortgage Trust 0.781% due 03/10/2046 •		24	24
Countrywide Home Loan Reperforming REMIC Trust 0.488% due 06/25/2035 •		5	5
Credit Suisse First Boston Mortgage Securities Corp.
0.798% due 03/25/2032 ~		2	2
3.505% due 06/25/2033 ~		5	4
Credit Suisse Mortgage Capital Certificates 3.507% due 08/26/2058		454	458
Credit Suisse Mortgage Capital Trust
0.902% due 07/15/2032 •		1,000	970
3.050% due 10/27/2059 ~		675	679
3.322% due 10/25/2058 ~		183	185
Eurohome UK Mortgages PLC 0.209% due 06/15/2044 •	GBP	95	118
European Loan Conduit 1.000% due 02/17/2030 •	EUR	999	1,161
Exantas Capital Corp. 2.675% due 04/17/2037 •		$2,100	2,103
Finsbury Square PLC
1.010% due 09/12/2068 •	GBP	1,562	2,020
1.023% due 06/16/2069 •		824	1,064
1.069% due 12/16/2069 •		749	968
GPMT Ltd. 1.056% due 11/21/2035 •		$68	68
GreenPoint Mortgage Funding Trust 0.588% due 06/25/2045 •		14	13
GS Mortgage Securities Corp. Trust 0.852% due 07/15/2032 •		400	399
GS Mortgage Securities Trust 3.648% due 01/10/2047		337	350
GSR Mortgage Loan Trust 3.681% due 09/25/2035 ~		3	4

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

HarborView Mortgage Loan Trust 0.596% due 05/19/2035 •		16	15
Hawksmoor Mortgage Funding PLC 1.112% due 05/25/2053 •	GBP	785	1,013
Hawksmoor Mortgages 1.112% due 05/25/2053 •		3,925	5,067
Holmes Master Issuer PLC
0.635% due 10/15/2054 •		$229	229
0.695% due 10/15/2054 •		1,684	1,684
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		482	487
HPLY Trust 1.152% due 11/15/2036 •		328	316
Impac CMB Trust 0.788% due 03/25/2035 •		132	130
JPMorgan Chase Commercial Mortgage Securities Trust
1.152% due 06/15/2032 •		303	291
1.602% due 12/15/2031 •		500	485
2.410% due 06/15/2035 •		485	461
Lanark Master Issuer PLC 1.026% due 12/22/2069 •		700	702
Legacy Mortgage Asset Trust 3.000% due 06/25/2059 þ		183	184
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.592% due 12/15/2030 •		2	2
MF1 Ltd. 1.278% due 12/25/2034 •		800	789
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		847	888
Morgan Stanley Capital Trust
1.152% due 05/15/2036 •		800	770
6.215% due 06/11/2042 ~		200	206
MortgageIT Trust 0.788% due 02/25/2035 •		110	111
Motel 6 Trust 1.072% due 08/15/2034 •		308	304
New Century Home Equity Loan Trust 2.750% due 11/25/2059 ~		2,500	2,646
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,673	2,814
3.500% due 12/25/2057 ~		137	148
4.500% due 05/25/2058 ~		272	295
Nomura Resecuritization Trust 0.701% due 12/26/2036 •		116	114
Permanent Master Issuer PLC
0.655% due 07/15/2058 •		150	150
0.825% due 07/15/2058 •		400	401
PFP Ltd.
1.122% due 04/14/2036 •		1,559	1,540
1.202% due 04/14/2037 •		2,500	2,448
Polaris RMBS 1.305% due 04/27/2057 •	GBP	732	944
Residential Mortgage Securities PLC
0.000% due 06/20/2070 •		700	909
1.257% due 09/20/2065 •		232	300
Ripon Mortgages PLC 0.868% due 08/20/2056 •		3,751	4,834
RMAC PLC 0.760% due 06/12/2046 •		371	474
Sequoia Mortgage Trust 0.942% due 02/20/2034 •		$156	149
Silverstone Master Issuer PLC
0.815% due 01/21/2070 •	GBP	462	603
0.841% due 01/21/2070 •		$144	144
Structured Asset Mortgage Investments Trust
0.406% due 07/19/2035 •		2	2
0.608% due 05/25/2045 •		20	20
0.816% due 09/19/2032 •		1	1
Towd Point Mortgage Funding
0.965% due 07/20/2045 •	GBP	1,575	2,026
1.263% due 02/20/2054 •		549	711
Towd Point Mortgage Funding PLC 1.101% due 10/20/2051 •		229	296
Tower Bridge Funding PLC 1.257% due 12/20/2061 •		830	1,073
Trinity Square PLC 1.232% due 07/15/2051 •		254	328
WaMu Mortgage Pass-Through Certificates Trust
2.019% due 02/25/2046 •		$10	10
2.019% due 08/25/2046 •		12	11
2.219% due 11/25/2042 •		4	4
2.419% due 06/25/2042 •		1	1
Wells Fargo Commercial Mortgage Trust
1.001% due 12/13/2031 •		500	481
4.218% due 07/15/2046 ~		400	432

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

Wells Fargo-RBS Commercial Mortgage Trust
0.941% due 12/15/2045 •		622	622
1.351% due 06/15/2045 •		1,200	1,191
Total Non-Agency Mortgage-Backed Securities (Cost $62,319)			63,091
ASSET-BACKED SECURITIES 14.8%
ACE Securities Corp. Home Equity Loan Trust 0.928% due 04/25/2034 •		371	362
AmeriCredit Automobile Receivables Trust 0.600% due 12/18/2023		500	501
Arbor Realty Collateralized Loan Obligation Ltd. 1.142% due 12/15/2027 •		300	296
Arbor Realty Commercial Real Estate Notes Ltd. 1.302% due 05/15/2037 •		400	396
Arbour CLO DAC 0.870% due 01/15/2030 •	EUR	300	351
Arkansas Student Loan Authority 1.150% due 11/25/2043 •		$60	59
Barings BDC Static CLO Ltd. 1.295% due 04/15/2027 •		940	940
Bear Stearns Second Lien Trust 1.498% due 01/25/2036 •		791	789
Chesapeake Funding LLC
0.870% due 08/16/2032		977	980
1.910% due 08/15/2029		147	147
3.230% due 08/15/2030		494	502
CLNC FL1 Ltd. 1.406% due 08/20/2035 •		1,200	1,178
Commonbond Student Loan Trust 2.550% due 05/25/2041		121	125
Countrywide Asset-Backed Certificates
0.888% due 05/25/2032 •		1	1
1.648% due 10/25/2034 •		829	829
Credit Suisse First Boston Mortgage Securities Corp. 0.888% due 08/25/2032 •		2	2
Dell Equipment Finance Trust 2.260% due 06/22/2022		1,000	1,017
Dorchester Park CLO DAC 1.172% due 04/20/2028 •		490	489
Dryden Euro CLO BV 0.880% due 01/15/2030 •	EUR	400	469
ECMC Group Student Loan Trust
0.898% due 02/27/2068 •		$461	445
1.148% due 07/25/2069 •		421	417
Edsouth Indenture LLC 0.878% due 04/25/2039 •		55	54
EFS Volunteer LLC 1.095% due 10/25/2035 •		241	239
Enterprise Fleet Financing LLC 3.140% due 02/20/2024		259	262
Evans Grove CLO Ltd. 1.176% due 05/28/2028 •		1,619	1,608
Figueroa CLO Ltd. 1.175% due 01/15/2027 •		217	217
Finance America Mortgage Loan Trust 0.973% due 08/25/2034 •		215	211
Flagship Credit Auto Trust 2.830% due 10/16/2023		225	228
Ford Auto Securitization Trust 2.321% due 10/15/2023	CAD	1,500	1,143
Ford Credit Floorplan Master Owner Trust
0.552% due 10/15/2023 •		$1,000	1,003
0.752% due 09/15/2024 •		700	704
Fremont Home Loan Trust 0.883% due 01/25/2035 •		337	334
Gallatin CLO Ltd.
1.321% due 01/21/2028 •		1,188	1,180
1.575% (US0003M + 1.050%) due 07/15/2027 ~		1,255	1,252
Golden Credit Card Trust 0.472% due 05/15/2023 •		500	500
GoldentTree Loan Management U.S. CLO Ltd. 1.222% due 04/20/2029 •		1,000	996
Greystone Commercial Real Estate Notes Ltd. 1.332% due 09/15/2037 •		500	489
Hayfin Emerald CLO DAC 1.450% due 02/15/2033 •	EUR	500	587
Hertz Fleet Lease Funding LP 3.230% due 05/10/2032		$236	238
LCM LP 1.312% due 10/20/2027 •		2,000	1,984
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		341	351
LoanCore Issuer Ltd. 1.282% due 05/15/2036 •		900	891

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

Long Beach Mortgage Loan Trust 1.123% due 04/25/2035 •		1,000	997
LP Credit Card ABS Master Trust 1.740% due 08/20/2024 •		640	656
Mackay Shields Euro CLO 1.550% due 08/15/2033 •	EUR	2,100	2,476
Marlette Funding Trust
3.130% due 07/16/2029		$709	716
3.710% due 12/15/2028		161	163
Master Credit Card Trust 0.646% due 07/21/2024 •		500	501
MASTR Asset-Backed Securities Trust
0.198% due 11/25/2036 •		2	1
0.848% due 09/25/2034 •		194	183
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		386	394
Morgan Stanley ABS Capital, Inc. Trust 1.048% due 05/25/2034 •		389	384
Mountain View CLO Ltd.
1.075% due 10/15/2026 •		443	440
1.361% due 10/16/2029 •		800	798
Navient Private Education Loan Trust 2.650% due 12/15/2028		74	75
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		800	802
1.690% due 05/15/2069		4,905	4,973
Navient Student Loan Trust 3.430% due 12/15/2059		52	52
Nelnet Student Loan Trust
0.848% due 09/27/2038 •		1,815	1,784
0.948% due 08/25/2067 •		1,100	1,084
1.075% due 06/27/2067 •		404	402
Northstar Education Finance, Inc. 0.848% due 12/26/2031 •		31	30
NovaStar Mortgage Funding Trust 0.808% due 01/25/2036 •		372	369
Oaktree CLO 1.544% due 05/13/2029 •		2,863	2,846
OneMain Financial Issuance Trust 2.370% due 09/14/2032		158	158
Oscar U.S. Funding LLC 3.100% due 04/11/2022		140	141
Palmer Square CLO Ltd. 1.130% due 08/15/2026 •		466	465
Palmer Square Loan Funding Ltd. 1.164% due 10/24/2027 •		765	763
Penarth Master Issuer PLC 0.690% due 07/18/2023 •		1,200	1,200
PFS Financing Corp.
0.702% due 04/15/2024 •		1,000	999
0.930% due 08/15/2024		500	501
2.230% due 10/15/2024		500	514
Renaissance Home Equity Loan Trust
0.508% due 11/25/2034 •		4	4
1.028% due 08/25/2033 •		3	3
Shackleton CLO Ltd. 1.402% due 10/20/2028 •		1,997	1,989
SLC Student Loan Trust
0.340% due 05/15/2029 •		613	599
0.360% due 03/15/2027 •		637	633
SLM Student Loan Trust
0.355% due 01/25/2027 •		140	139
0.598% due 06/25/2043 •		708	690
0.720% due 12/15/2027 •		244	242
1.745% due 04/25/2023 •		593	584
SMB Private Education Loan Trust
0.448% due 09/15/2054 •		1,040	1,035
1.600% due 09/15/2054		600	605
1.602% due 02/17/2032 •		102	103
SoFi Consumer Loan Program LLC
2.500% due 05/26/2026		116	116
2.770% due 05/25/2026		30	31
SoFi Consumer Loan Program Trust
2.900% due 05/25/2028		384	388
3.010% due 04/25/2028		164	166
3.240% due 02/25/2028		242	244
SoFi Professional Loan Program LLC 2.720% due 10/27/2036		91	93
SoFi Professional Loan Program Trust 3.080% due 01/25/2048		62	62
Sound Point CLO Ltd. 1.406% due 01/23/2029 •		1,500	1,494
Springleaf Funding Trust 2.680% due 07/15/2030		493	494
Stanwich Mortgage Loan Co. LLC 3.375% due 08/15/2024 þ		227	226

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

THL Credit Wind River CLO Ltd. 1.155% due 01/15/2026 •	180	179
Towd Point Mortgage Trust
1.148% due 05/25/2058 •	596	598
1.148% due 10/25/2059 •	619	620
1.636% due 04/25/2060 ~	4,615	4,705
2.710% due 01/25/2060 ~	1,718	1,799
3.750% due 05/25/2058 ~	836	905
TPG Real Estate Finance 1.301% due 10/15/2034 •	1,300	1,279
Upstart Securitization Trust
2.684% due 01/21/2030	297	299
2.897% due 09/20/2029	213	215
Utah State Board of Regents 0.925% due 01/25/2057 •	1,259	1,256
Venture CLO Ltd. 1.155% due 04/15/2027 •	1,631	1,617
Total Asset-Backed Securities (Cost $72,968)		73,045
SOVEREIGN ISSUES 0.8%
Export-Import Bank of India
1.247% (US0003M + 1.000%) due 08/21/2022 ~	1,200	1,189
1.253% (US0003M + 1.020%) due 03/28/2022 ~(e)	1,000	997
Qatar Government International Bond 2.375% due 06/02/2021	1,000	1,012
Saudi Government International Bond 2.375% due 10/26/2021	500	509
Total Sovereign Issues (Cost $3,699)		3,707
SHORT-TERM INSTRUMENTS 2.1%
CERTIFICATES OF DEPOSIT 0.4%
Sumitomo Mitsui Banking Corp. 0.599% (US0003M + 0.350%) due 11/05/2021 ~	1,900	1,901
COMMERCIAL PAPER 1.3%
Schlumberger Investment S.A. 1.950% due 10/27/2020 (c)	1,200	1,200
Shell International Finance B.V.
2.070% due 02/03/2021 (c)	500	499
2.300% due 01/19/2021 (c)	4,600	4,597
		6,296
REPURCHASE AGREEMENTS (f) 0.1%		739
U.S. TREASURY BILLS 0.3%
0.120% due 10/01/2020 - 10/22/2020 (a)(b)(j)	1,424	1,424
Total Short-Term Instruments (Cost $10,325)		10,360
Total Investments in Securities (Cost $460,497)		464,092
	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short-Term Floating NAV Portfolio III	3,184,031	31,398
Total Short-Term Instruments (Cost $31,391)		31,398
Total Investments in Affiliates (Cost $31,391)		31,398
Total Investments 100.1% (Cost $491,888)		$495,490
Financial Derivative Instruments (h)(i) 0.2%(Cost or Premiums, net $(345))		864
Other Assets and Liabilities, net (0.3)%		(1,512)
Net Assets 100.0%		$494,842

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
CIMIC Group Ltd.	0.000%	01/11/2021	07/29/2020	$1,682	$1,680	0.35%
CIMIC Group Ltd.	0.000	01/21/2021	08/06/2020	692	691	0.14
Export-Import Bank of India	1.253	03/28/2022	12/19/2019	994	997	0.20
Greensill Capital UK Ltd.	0.000	01/04/2021	09/28/2020	2,474	2,473	0.50
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	400	407	0.08
Orange Unified School District, California Revenue Bonds, Series 2008	1.005	05/01/2043	11/27/2019	997	956	0.19
$7,239	$7,204	1.46%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$739	U.S. Treasury Notes 1.750% due 07/31/2021	$(754)	$739	$739
Total Repurchase Agreements	$(754)	$739	$739
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
SGY	0.130%	09/30/2020	10/07/2020	$(1,804)	$(1,804)
0.150	09/21/2020	10/21/2020	(6,195)	(6,195)
Total Reverse Repurchase Agreements	$(7,999)
(g)	Securities with an aggregate market value of $7,978 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(17,532) at a weighted average interest rate of 0.738%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month Canada Bankers' Acceptance December Futures	12/2022	378	$70,530	$32	$10	$(7)
3-Month Canada Bankers' Acceptance June Futures	06/2021	356	66,499	114	7	(3)
3-Month Canada Bankers' Acceptance September Futures	09/2022	15	2,800	1	1	0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

U.S. Treasury 10-Year Note December Futures	12/2020	23	3,209	3	0	(6)
U.S. Treasury 10-Year Ultra Long-Term Bond December Futures	12/2020	57	9,116	7	7	(13)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	1	222	(3)	0	(2)
$154	$25	$(31)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 2-Year Note December Futures	12/2020	274	$(60,543)	$(21)	$2	$0
U.S. Treasury 5-Year Note December Futures	12/2020	355	(44,741)	(59)	36	0
$(80)	$38	$0
Total Futures Contracts	$74	$63	$(31)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin(4)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability
CDX.HY-34 5-Year Index	(5.000)%	Quarterly	06/20/2025	$13,708	$421	$(1,109)	$(688)	$0	$(20)
CDX.HY-35 5-Year Index	(5.000)	Quarterly	12/20/2025	14,400	(607)	(8)	(615)	10	(14)
$(186)	$(1,117)	$(1,303)	$10	$(34)
INTEREST RATE SWAPS - BASIS SWAPS
Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
3-Month USD-LIBOR(5)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	$22,400	$0	$2	$2	$0	$0
3-Month USD-LIBOR(5)	01-Month USD-LIBOR + 0.098%	Quarterly	01/13/2023	17,100	0	2	2	0	0
$0	$4	$4	$0	$0
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	3-Month USD-LIBOR	0.650%	Semi-Annual	08/20/2030	24,400	$(6)	$158	$152	$66	$0
Total Swap Agreements	$(192)	$(955)	$(1,147)	$76	$(34)
Cash of $3,939 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Unsettled variation margin liability of $(19) for closed swap agreements is outstanding at period end.
(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	10/2020	$1,285	CAD	1,720	$6	$0
11/2020	CAD	1,720	$1,285	0	(6)
BPS	10/2020	JPY	1,023,900	9,698	0	(11)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

10/2020	$2,253	GBP	1,770	31	0
10/2020	1,937	JPY	205,317	10	0
11/2020	9,702	1,023,900	10	0
CBK	10/2020	CAD	535	$407	5	0
10/2020	GBP	19,606	25,913	614	0
HUS	10/2020	AUD	1,962	1,434	29	0
10/2020	CAD	4,181	3,176	36	0
10/2020	EUR	4,280	5,100	82	0
10/2020	GBP	2,501	3,255	27	0
10/2020	$26,163	GBP	20,337	79	0
10/2020	1,510	JPY	160,450	12	0
11/2020	GBP	20,337	$26,167	0	(79)
IND	11/2020	$144	MXN	3,255	3	0
MYI	10/2020	AUD	1,343	$966	4	0
10/2020	CAD	2,236	1,695	16	0
10/2020	$1,873	JPY	198,646	10	0
RYL	10/2020	3,420	AUD	4,663	0	(80)
SCX	11/2020	EUR	4,280	$5,022	1	0
SSB	10/2020	$2,479	CAD	3,321	15	0
11/2020	CAD	3,321	$2,479	0	(15)
TOR	10/2020	2,083	1,593	28	0
10/2020	$1,716	JPY	181,880	9	0
UAG	10/2020	AUD	3,455	$2,490	16	0
10/2020	$2,613	JPY	277,608	20	0
Total Forward Foreign Currency Contracts	$1,063	$(191)
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
GST	Put - OTC CDX.IG-33 5-Year Index	Sell	2.500%	01/20/2021	1,800	$(1)	$(1)
Put - OTC CDX.IG-33 5-Year Index	Sell	2.500	03/17/2021	1,300	(1)	(2)
$(2)	$(3)
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	$101.438	10/07/2020	1,400	$(6)	$0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.953	10/07/2020	3,100	(10)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.141	10/07/2020	2,200	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.188	10/07/2020	1,700	(5)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.906	11/05/2020	2,100	(9)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.953	11/05/2020	2,100	(8)	(2)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050	104.500	10/07/2020	900	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 10/01/2050	105.320	10/07/2020	1,300	(2)	0
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 11/01/2050	102.156	11/12/2020	800	(3)	(1)
Put - OTC Ginnie Mae, TBA 2.000% due 12/01/2050	102.188	12/14/2020	1,500	(8)	(7)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «	103.367	01/14/2021	1,500	(7)	(15)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «	103.594	01/14/2021	1,300	(5)	(5)
Put - OTC Ginnie Mae, TBA 3.000% due 12/01/2050	104.000	12/14/2020	1,200	(3)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.555	10/07/2020	900	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.602	10/07/2020	1,900	(7)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.836	10/07/2020	900	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.984	10/07/2020	1,000	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.293	10/07/2020	1,700	(5)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	103.602	10/07/2020	1,900	(5)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	103.969	10/07/2020	500	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.922	11/05/2020	1,100	(3)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.375	11/05/2020	1,100	(5)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.438	11/05/2020	800	(6)	(7)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.438	11/05/2020	800	(6)	(1)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.375	11/05/2020	1,100	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.922	11/05/2020	1,100	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050	102.094	12/07/2020	500	(2)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050	104.094	12/07/2020	500	(1)	(1)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.063	11/05/2020	1,900	(11)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.063	11/05/2020	1,900	(9)	(7)
$(151)	$(60)
Total Written Options	$(153)	$(63)
(j)

Securities with an aggregate market value of $170 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$2,596	$2,596
Corporate Bonds & Notes
Banking & Finance	0	164,012	0	164,012
Industrials	0	85,716	0	85,716
Specialty Finance	0	2,778	2,473	5,251
Utilities	0	15,319	0	15,319
Municipal Bonds & Notes
California	0	1,299	956	2,255
Louisiana	0	364	0	364
U.S. Government Agencies	0	30,338	0	30,338
U.S. Treasury Obligations	0	8,038	0	8,038
Non-Agency Mortgage-Backed Securities	0	62,091	1,000	63,091
Asset-Backed Securities	0	73,045	0	73,045
Sovereign Issues	0	3,707	0	3,707
Short-Term Instruments
Certificates of Deposit	0	1,901	0	1,901
Commercial Paper	0	6,296	0	6,296
Repurchase Agreements	0	739	0	739
U.S. Treasury Bills	0	1,424	0	1,424
$0	$457,067	$7,025	$464,092
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$31,398	$0	$0	$31,398
Total Investments	$31,398	$457,067	$7,025	$495,490
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	63	76	0	139
Over the counter	0	1,063	0	1,063
$63	$1,139	$0	$1,202
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(31)	(34)	0	(65)
Over the counter	0	(234)	(20)	(254)
$(31)	$(268)	$(20)	$(319)
Total Financial Derivative Instruments	$32	$871	$(20)	$883
Totals	$31,430	$457,938	$7,005	$496,373

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2020:
Category and Subcategory	Beginning Balance at 12/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)(1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2020(1)
Investments in Securities, at Value
Loan Participations and Assignments	$4,600	$0	$(2,000)	$5	$0	$(9)	$0	$0	$2,596	$(6)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	September 30, 2020 (Unaudited)

Corporate Bonds & Notes
Specialty Finance	0	2,473	0	0	0	0	0	0	2,473	(1)
Municipal Bonds & Notes
California	1,992	0	(1,000)	0	4	(40)	0	0	956	(40)
Non-Agency Mortgage-Backed Securities	0	1,000	0	0	0	0	0	0	1,000	0
	$6,592	$3,473	$(3,000)	$5	$4	$(49)	$0	$0	$7,025	$(47)
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(12)	$0	$0	$(8)	$0	$0	$(20)	$(8)
Totals	$6,592	$3,473	$(3,012)	$5	$4	$(57)	$0	$0	$7,005	$(55)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$2,596	Proxy Pricing			Base Price			99.870 - 99.890	99.885
Corporate Bonds & Notes
Specialty Finance		2,473	Proxy Pricing			Base Price			98.933	—
Municipal Bonds & Notes
California		956	Proxy Pricing			Base Price			95.500	—
Non-Agency Mortgage-Backed Securities		1,000	Proxy Pricing			Base Price			99.999	—
Financial Derivative Instruments - Liabilities
Over the counter		(15)	Indicative Market Quotation			Broker Quote			0.967	—
		(5)	Other Valuation Techniques(2)			—			—	—
Total		$7,005
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Schedule of Investments PIMCO Total Return Portfolio	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Qatar National Bank SAQ 1.153% (LIBOR03M + 0.900%) due 12/22/2020 «~		$9,700	$9,693
State of Qatar
1.097% (LIBOR03M + 0.800%) due 12/21/2020 «~		6,000	6,006
1.156% (LIBOR03M + 0.800%) due 12/21/2020 «~		3,600	3,603
Toyota Motor Credit Corp. 1.063% (LIBOR03M + 0.830%) due 03/29/2021 «~		2,300	2,297
Total Loan Participations and Assignments (Cost $21,580)			21,599
CORPORATE BONDS & NOTES 39.1%
BANKING & FINANCE 19.3%
AerCap Ireland Capital DAC
3.500% due 05/26/2022		4,738	4,786
3.950% due 02/01/2022		2,350	2,380
Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033		9,800	9,600
4.300% due 01/15/2026		11,199	12,950
4.500% due 07/30/2029		4,500	5,424
Ambac LSNI LLC 6.000% due 02/12/2023 •		1,310	1,311
American Express Co.
0.873% (US0003M + 0.620%) due 05/20/2022 ~		16,300	16,405
2.750% due 05/20/2022		6,300	6,517
American Honda Finance Corp. 0.730% (US0003M + 0.450%) due 02/15/2022 ~		2,300	2,306
American Tower Corp.
2.750% due 01/15/2027		13,400	14,460
3.000% due 06/15/2023		1,400	1,483
3.375% due 05/15/2024		5,000	5,416
AvalonBay Communities, Inc. 2.300% due 03/01/2030		3,100	3,300
Aviation Capital Group LLC
4.125% due 08/01/2025		13,600	13,040
6.750% due 04/06/2021		3,400	3,474
Bank of America Corp.
0.981% due 09/25/2025 •		10,000	10,005
1.038% (US0003M + 0.790%) due 03/05/2024 ~		9,600	9,644
1.486% due 05/19/2024 •		10,000	10,178
4.125% due 01/22/2024		4,900	5,431
Banque Federative du Credit Mutuel S.A. 1.232% (US0003M + 0.960%) due 07/20/2023 ~		13,400	13,572
Barclays Bank PLC
7.625% due 11/21/2022 (h)		3,600	3,961
10.179% due 06/12/2021		5,700	5,998
Barclays PLC
1.710% (US0003M + 1.430%) due 02/15/2023 ~		1,000	1,005
1.898% (US0003M + 1.625%) due 01/10/2023 ~		21,700	21,861
3.650% due 03/16/2025		500	540
3.684% due 01/10/2023		2,700	2,785
4.610% due 02/15/2023 •		17,900	18,742
8.000% due 12/15/2020 •(g)(h)	EUR	8,690	10,310
BBVA Bancomer S.A. 6.500% due 03/10/2021		$1,465	1,496
BBVA USA 2.500% due 08/27/2024		13,300	13,846
BNP Paribas S.A. 4.705% due 01/10/2025 •		14,400	15,955
Boston Properties LP 4.500% due 12/01/2028		13,908	16,406
Brixmor Operating Partnership LP 1.301% (US0003M + 1.050%) due 02/01/2022 ~		4,400	4,346
Cantor Fitzgerald LP 6.500% due 06/17/2022		8,200	8,851
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,900	5,341
Citigroup, Inc.
1.269% (US0003M + 1.023%) due 06/01/2024 ~		16,500	16,595
2.572% due 06/03/2031 •(i)		9,500	10,007
Cooperatieve Rabobank UA 6.625% due 06/29/2021 •(g)(h)	EUR	1,800	2,181

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Credit Agricole S.A. 1.907% due 06/16/2026 •		$11,300	11,572
Credit Suisse AG 6.500% due 08/08/2023 (h)		3,800	4,317
Credit Suisse Group AG
2.593% due 09/11/2025 •		15,200	15,870
6.250% due 12/18/2024 •(g)(h)		400	430
7.500% due 12/11/2023 •(g)(h)		1,800	1,970
Credit Suisse Group Funding Guernsey Ltd.
2.562% (US0003M + 2.290%) due 04/16/2021 ~		22,800	23,065
3.450% due 04/16/2021		11,000	11,185
3.800% due 09/15/2022		14,400	15,229
3.800% due 06/09/2023		3,600	3,875
Crown Castle International Corp. 3.150% due 07/15/2023		1,100	1,170
Deutsche Bank AG
3.300% due 11/16/2022		17,000	17,592
3.950% due 02/27/2023		15,415	16,201
3.961% due 11/26/2025 •		25,200	26,816
4.250% due 10/14/2021		11,700	12,033
5.000% due 02/14/2022		9,700	10,151
EPR Properties 3.750% due 08/15/2029		4,300	3,752
Equinix, Inc. 1.000% due 09/15/2025 (b)		9,800	9,720
ERP Operating LP
2.500% due 02/15/2030		500	531
3.000% due 07/01/2029		1,500	1,654
3.500% due 03/01/2028		1,000	1,130
Erste Group Bank AG 8.875% due 10/15/2021 •(g)(h)	EUR	1,800	2,260
European Investment Bank 0.500% due 08/10/2023	AUD	2,600	1,864
Federal Realty Investment Trust 3.500% due 06/01/2030		$6,800	7,373
Ford Motor Credit Co. LLC
0.000% due 05/14/2021 •	EUR	600	692
0.000% due 12/01/2021 •		4,995	5,661
1.146% (US0003M + 0.880%) due 10/12/2021 ~		$8,750	8,408
1.515% (US0003M + 1.235%) due 02/15/2023 ~		13,500	12,427
2.343% due 11/02/2020		2,169	2,172
3.416% (US0003M + 3.140%) due 01/07/2022 ~		12,900	12,743
5.596% due 01/07/2022		8,100	8,302
GE Capital Funding LLC 4.400% due 05/15/2030		19,000	20,463
General Motors Financial Co., Inc.
1.118% (US0003M + 0.850%) due 04/09/2021 ~		10,000	9,996
1.349% (US0003M + 1.100%) due 11/06/2021 ~		700	700
1.530% (US0003M + 1.310%) due 06/30/2022 ~		1,800	1,795
2.450% due 11/06/2020		6,970	6,981
3.700% due 11/24/2020		3,586	3,591
GLP Capital LP
5.250% due 06/01/2025		3,200	3,483
5.750% due 06/01/2028		7,900	9,042
Goldman Sachs Group, Inc.
1.450% (US0003M + 1.170%) due 05/15/2026 ~		8,400	8,489
3.200% due 02/23/2023		5,600	5,931
3.500% due 01/23/2025		3,500	3,845
3.750% due 05/22/2025		11,697	13,006
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	12,265
GSPA Monetization Trust 6.422% due 10/09/2029		6,294	7,041
Harley-Davidson Financial Services, Inc. 3.550% due 05/21/2021		15,600	15,833
Highwoods Realty LP 4.125% due 03/15/2028		3,600	3,975
HSBC Holdings PLC 6.000% due 09/29/2023 •(g)(h)	EUR	1,700	2,106
ING Groep NV
3.150% due 03/29/2022		$5,200	5,397
4.625% due 01/06/2026		4,700	5,519
6.875% due 04/16/2022 •(g)(h)		200	209
Intercontinental Exchange, Inc. 2.100% due 06/15/2030		11,200	11,601
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		19,000	19,852
3.797% due 07/23/2024 •		16,900	18,318
Kilroy Realty LP 3.050% due 02/15/2030		2,200	2,304
LeasePlan Corp. NV 2.875% due 10/24/2024		8,200	8,471
Lloyds Bank PLC 7.500% due 04/02/2032 þ		15,000	12,493
Lloyds Banking Group PLC
2.858% due 03/17/2023 •		5,000	5,142

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

3.000% due 01/11/2022		1,700	1,750
7.625% due 06/27/2023 •(g)(h)	GBP	5,200	6,994
Mid-America Apartments LP 2.750% due 03/15/2030		$5,000	5,396
Mitsubishi UFJ Financial Group, Inc.
0.981% (US0003M + 0.740%) due 03/02/2023 ~		12,800	12,870
1.412% due 07/17/2025		6,600	6,692
3.455% due 03/02/2023		9,200	9,801
Mizuho Financial Group, Inc.
1.263% (US0003M + 0.990%) due 07/10/2024 ~		16,200	16,361
2.201% due 07/10/2031 •		1,700	1,723
2.226% due 05/25/2026 •		12,300	12,800
3.549% due 03/05/2023		5,700	6,091
Morgan Stanley 3.625% due 01/20/2027		6,300	7,127
MPT Operating Partnership LP 2.550% due 12/05/2023	GBP	1,500	1,935
National Australia Bank Ltd. 3.625% due 06/20/2023		$1,700	1,845
Nationwide Building Society 3.960% due 07/18/2030 •		11,500	12,992
Natwest Group PLC
3.073% due 05/22/2028 •		15,800	16,630
4.519% due 06/25/2024 •		2,200	2,373
8.625% due 08/15/2021 •(g)(h)		8,900	9,142
Nissan Motor Acceptance Corp.
0.857% (US0003M + 0.630%) due 09/21/2021 ~		1,100	1,090
1.156% (US0003M + 0.890%) due 01/13/2022 ~		2,800	2,768
2.600% due 09/28/2022		10,300	10,407
3.150% due 03/15/2021		900	907
3.875% due 09/21/2023		7,800	8,084
Nomura Holdings, Inc. 2.679% due 07/16/2030		9,400	9,700
OneMain Finance Corp. 6.125% due 05/15/2022		18,400	19,136
Oversea-Chinese Banking Corp. Ltd. 0.730% (US0003M + 0.450%) due 05/17/2021 ~		11,600	11,613
Park Aerospace Holdings Ltd. 4.500% due 03/15/2023		3,800	3,772
Physicians Realty LP 4.300% due 03/15/2027		2,250	2,362
Piper Jaffray Cos. 5.200% due 10/15/2023		11,300	11,328
PNC Financial Services Group, Inc. 2.200% due 11/01/2024		3,000	3,181
Prologis LP 3.875% due 09/15/2028		2,600	3,071
Public Storage 3.094% due 09/15/2027		12,000	13,476
QNB Finance Ltd. 1.842% (US0003M + 1.570%) due 07/18/2021 ~		16,800	16,888
Realty Income Corp.
3.000% due 01/15/2027		7,300	7,955
3.250% due 06/15/2029		900	996
3.250% due 01/15/2031		4,000	4,416
Regency Centers LP 2.950% due 09/15/2029		600	622
Sabra Health Care LP 4.800% due 06/01/2024		1,500	1,577
Santander Holdings USA, Inc. 3.450% due 06/02/2025		11,900	12,713
Santander UK Group Holdings PLC 2.875% due 08/05/2021		7,100	7,248
Scentre Group Trust 3.625% due 01/28/2026		15,900	17,035
Service Properties Trust
4.250% due 02/15/2021		399	398
4.500% due 06/15/2023		4,500	4,423
4.950% due 02/15/2027		13,100	11,692
Simon Property Group LP 2.750% due 06/01/2023		3,400	3,560
Societe Generale S.A.
4.250% due 09/14/2023		16,300	17,649
6.750% due 04/07/2021 •(g)(h)	EUR	700	832
Society of Lloyd's 4.750% due 10/30/2024	GBP	1,700	2,371
Standard Chartered PLC 3.785% due 05/21/2025 •		$11,000	11,704
Sumitomo Mitsui Financial Group, Inc. 1.474% due 07/08/2025		6,500	6,629
Synchrony Bank 3.650% due 05/24/2021		17,500	17,766
UBS AG 5.125% due 05/15/2024 (h)		1,700	1,876
UBS Group AG
4.125% due 09/24/2025		3,800	4,337

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

4.125% due 04/15/2026		10,300	11,895
5.750% due 02/19/2022 •(g)(h)	EUR	1,400	1,714
6.875% due 03/22/2021 •(g)(h)		$2,100	2,133
7.000% due 02/19/2025 •(g)(h)		300	335
7.125% due 08/10/2021 •(g)(h)		5,200	5,349
UniCredit SpA
2.569% due 09/22/2026 •		13,300	13,151
6.572% due 01/14/2022		14,550	15,445
7.830% due 12/04/2023		18,700	21,925
Ventas Realty LP 3.250% due 10/15/2026		4,100	4,357
VEREIT Operating Partnership LP 4.625% due 11/01/2025		9,600	10,612
Volkswagen Bank GmbH 0.625% due 09/08/2021	EUR	2,500	2,950
Washington Prime Group LP 6.450% due 08/15/2024 (k)		$7,000	3,571
Wells Fargo & Co. 1.741% due 05/04/2030 •	EUR	16,600	20,583
Welltower, Inc. 3.100% due 01/15/2030		$7,000	7,432
			1,287,477
INDUSTRIALS 15.5%
AbbVie, Inc.
2.600% due 11/21/2024		15,200	16,135
2.900% due 11/06/2022		1,190	1,249
2.950% due 11/21/2026		6,200	6,763
3.450% due 03/15/2022		1,400	1,451
Activision Blizzard, Inc. 2.500% due 09/15/2050		5,000	4,602
Adani Ports & Special Economic Zone Ltd. 4.200% due 08/04/2027		2,700	2,714
Alaska Airlines Class A Pass-Through Trust 4.800% due 02/15/2029		8,000	8,407
Amdocs Ltd. 2.538% due 06/15/2030		9,000	9,356
American Airlines Pass-Through Trust
3.000% due 04/15/2030		6,944	6,515
3.250% due 04/15/2030		3,556	2,791
3.500% due 08/15/2033		6,660	5,537
Anheuser-Busch InBev Worldwide, Inc. 4.500% due 06/01/2050		16,100	19,400
Arrow Electronics, Inc. 3.500% due 04/01/2022		1,700	1,758
Bacardi Ltd. 4.450% due 05/15/2025		12,600	14,085
BAE Systems PLC 1.900% due 02/15/2031		5,300	5,258
Baker Hughes a GE Co. LLC 2.773% due 12/15/2022		5,900	6,173
BAT Capital Corp.
2.764% due 08/15/2022		10,350	10,731
3.222% due 08/15/2024		5,400	5,783
3.557% due 08/15/2027		1,200	1,298
Bayer U.S. Finance LLC
1.260% (US0003M + 1.010%) due 12/15/2023 ~		7,700	7,775
4.250% due 12/15/2025		13,200	15,118
Broadcom Corp. 3.875% due 01/15/2027		3,600	3,997
Broadcom, Inc.
3.459% due 09/15/2026		17,198	18,867
4.110% due 09/15/2028		18,057	20,226
5.000% due 04/15/2030		2,800	3,310
Campbell Soup Co. 3.650% due 03/15/2023		3,172	3,397
Centene Corp. 5.375% due 06/01/2026		5,000	5,284
CenterPoint Energy Resources Corp. 3.550% due 04/01/2023		8,600	9,217
Central Nippon Expressway Co. Ltd.
2.091% due 09/14/2021		6,700	6,785
2.362% due 05/28/2021		800	809
Charter Communications Operating LLC
1.901% (US0003M + 1.650%) due 02/01/2024 ~		3,800	3,890
4.464% due 07/23/2022		7,600	8,050
Chevron Corp. 2.236% due 05/11/2030		15,800	16,790
Cigna Corp. 3.050% due 11/30/2022		1,550	1,631
Conagra Brands, Inc. 3.800% due 10/22/2021		6,600	6,827
CVS Health Corp.
2.750% due 12/01/2022		8,511	8,878
3.500% due 07/20/2022		1,619	1,699

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

4.300% due 03/25/2028	21,300	24,949
Daimler Finance North America LLC
0.687% (US0003M + 0.430%) due 02/12/2021 ~	6,500	6,501
1.089% (US0003M + 0.840%) due 05/04/2023 ~	11,900	11,857
2.550% due 08/15/2022	20,100	20,778
3.700% due 05/04/2023	16,900	18,140
Danone S.A.
2.077% due 11/02/2021	4,300	4,367
3.000% due 06/15/2022	4,960	5,148
Dell International LLC
4.420% due 06/15/2021	314	321
5.450% due 06/15/2023	12,600	13,822
5.850% due 07/15/2025	11,150	13,032
Duke University 2.682% due 10/01/2044	18,900	19,705
eBay, Inc. 2.750% due 01/30/2023	3,100	3,252
Emory University 2.143% due 09/01/2030	12,700	13,316
Enbridge, Inc. 0.770% (US0003M + 0.500%) due 02/18/2022 ~	16,000	15,997
ERAC USA Finance LLC 4.500% due 08/16/2021	3,400	3,515
Expedia Group, Inc. 3.250% due 02/15/2030	15,900	15,318
Full House Resorts, Inc.
8.575% due 01/31/2024	3,890	3,739
9.738% due 02/02/2024	327	314
GATX Corp. 4.850% due 06/01/2021	4,500	4,626
General Electric Co. 0.629% (US0003M + 0.380%) due 05/05/2026 ~	4,000	3,699
General Mills, Inc. 6.610% due 10/15/2022	10,000	10,023
General Motors Co.
6.125% due 10/01/2025 (i)	19,900	23,147
6.800% due 10/01/2027 (i)	3,700	4,505
Glencore Finance Canada Ltd. 4.950% due 11/15/2021	5,400	5,639
Gray Oak Pipeline LLC 3.450% due 10/15/2027	13,300	13,629
Hyatt Hotels Corp. 3.246% (US0003M + 3.000%) due 09/01/2022 ~	6,000	6,009
IHS Markit Ltd.
4.250% due 05/01/2029	1,390	1,615
5.000% due 11/01/2022	3,900	4,191
Imperial Brands Finance PLC
3.125% due 07/26/2024	16,000	16,938
3.875% due 07/26/2029	8,000	8,692
Japan Tobacco, Inc. 2.000% due 04/13/2021	1,500	1,511
Johnson & Johnson 0.550% due 09/01/2025	12,100	12,116
Keurig Dr Pepper, Inc.
2.530% due 11/15/2021	3,600	3,676
4.057% due 05/25/2023	7,000	7,616
Marathon Oil Corp. 2.800% due 11/01/2022	8,689	8,903
Marriott International, Inc. 4.150% due 12/01/2023	16,800	17,678
Melco Resorts Finance Ltd. 4.875% due 06/06/2025	1,400	1,432
Microchip Technology, Inc. 3.922% due 06/01/2021	10,105	10,327
Micron Technology, Inc. 4.640% due 02/06/2024	3,200	3,570
MPLX LP 4.000% due 03/15/2028	6,900	7,538
Mylan NV 3.150% due 06/15/2021	5,000	5,081
Nissan Motor Co. Ltd. 4.810% due 09/17/2030	16,600	16,678
Nutrition & Biosciences, Inc. 1.832% due 10/15/2027	15,900	15,983
NXP BV
3.875% due 06/18/2026	12,100	13,576
4.875% due 03/01/2024	6,700	7,537
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050	3,000	2,856
Occidental Petroleum Corp. 1.730% (US0003M + 1.450%) due 08/15/2022 ~	8,250	7,347
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/30/2020 (e)(g)	5,001	18
PayPal Holdings, Inc. 2.400% due 10/01/2024	16,700	17,718

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Penske Truck Leasing Co. LP 4.250% due 01/17/2023		2,200	2,368
Pernod Ricard S.A.
4.450% due 01/15/2022		1,000	1,049
5.750% due 04/07/2021		695	714
Philip Morris International, Inc. 2.375% due 08/17/2022		200	206
Platin 1426 GmbH 6.875% due 06/15/2023	EUR	11,400	13,443
Reckitt Benckiser Treasury Services PLC 2.375% due 06/24/2022		$9,600	9,889
Reliance Industries Ltd. 4.500% due 10/19/2020		4,600	4,608
Royalty Pharma PLC 1.200% due 09/02/2025		3,000	2,994
Ryder System, Inc. 2.875% due 06/01/2022		11,700	12,127
Saudi Arabian Oil Co. 2.750% due 04/16/2022		3,000	3,075
Southern Co. 2.350% due 07/01/2021		14,500	14,693
Sprint Spectrum Co. LLC
3.360% due 03/20/2023		350	355
4.738% due 09/20/2029		13,800	14,964
5.152% due 09/20/2029		10,700	12,633
Syngenta Finance NV 3.933% due 04/23/2021		12,100	12,257
Sysco Corp. 5.650% due 04/01/2025		5,000	5,918
T-Mobile USA, Inc. 2.050% due 02/15/2028		13,000	13,303
Takeda Pharmaceutical Co. Ltd. 4.000% due 11/26/2021		19,600	20,327
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023	EUR	2,290	2,494
4.500% due 03/01/2025		11,400	13,042
Toyota Industries Corp. 3.110% due 03/12/2022		$5,000	5,165
TWDC Enterprises 18 Corp. 2.125% due 09/13/2022		5,000	5,160
United Airlines Pass-Through Trust 3.100% due 01/07/2030		842	827
VMware, Inc. 2.950% due 08/21/2022		19,933	20,763
Volkswagen Group of America Finance LLC
1.083% (US0003M + 0.860%) due 09/24/2021 ~		5,575	5,597
3.200% due 09/26/2026		16,700	18,265
3.875% due 11/13/2020		14,415	14,471
4.000% due 11/12/2021		12,189	12,648
4.750% due 11/13/2028		15,000	17,943
Walt Disney Co. 2.650% due 01/13/2031		13,000	14,033
Wynn Las Vegas LLC 5.500% due 03/01/2025		18,000	17,314
Zoetis, Inc. 0.693% (US0003M + 0.440%) due 08/20/2021 ~		7,500	7,515
			1,030,661
SPECIALTY FINANCE 0.0%
Lloyds Banking Group PLC 3.870% due 09/02/2021 (i)		1,400	1,426
UTILITIES 4.3%
AEP Texas, Inc. 2.400% due 10/01/2022		2,200	2,280
AES Corp. 3.950% due 07/15/2030		6,400	7,084
Alabama Power Co. 1.450% due 09/15/2030		4,800	4,821
AT&T, Inc.
3.300% due 02/01/2052		9,900	9,273
4.500% due 05/15/2035		15,550	18,381
British Telecommunications PLC 4.500% due 12/04/2023		400	443
Duke Energy Corp.
2.400% due 08/15/2022		3,460	3,579
3.050% due 08/15/2022		1,300	1,354
Duke Energy Ohio, Inc. 3.650% due 02/01/2029		5,600	6,512
Edison International 3.125% due 11/15/2022		5,000	5,160
EDP Finance BV 1.710% due 01/24/2028		13,300	13,239

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Enel Finance International NV
2.875% due 05/25/2022	10,120	10,446
4.250% due 09/14/2023	17,500	19,173
Evergy, Inc. 2.450% due 09/15/2024	17,000	18,020
NextEra Energy Capital Holdings, Inc.
0.970% (US0003M + 0.720%) due 02/25/2022 ~	16,200	16,325
2.250% due 06/01/2030	19,000	19,824
3.200% due 02/25/2022	13,200	13,713
3.300% due 08/15/2022	4,400	4,626
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^	1,233	1,141
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(c)	9,022	2,283
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	707	643
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(c)	4,494	506
Pacific Gas & Electric Co.
1.750% due 06/16/2022	12,800	12,816
2.500% due 02/01/2031	2,790	2,665
2.950% due 03/01/2026	1,900	1,938
3.150% due 01/01/2026	2,400	2,466
3.300% due 03/15/2027	3,100	3,164
3.300% due 12/01/2027	200	206
3.300% due 08/01/2040	4,300	3,947
3.400% due 08/15/2024	5,800	6,066
3.500% due 06/15/2025	3,300	3,477
4.250% due 08/01/2023	1,000	1,066
4.250% due 03/15/2046	1,500	1,451
4.550% due 07/01/2030	8,700	9,450
4.650% due 08/01/2028	2,000	2,174
4.750% due 02/15/2044	1,900	1,947
Plains All American Pipeline LP 5.000% due 02/01/2021	1,700	1,706
Sempra Energy 0.700% (US0003M + 0.450%) due 03/15/2021 ~	21,300	21,331
Verizon Communications, Inc. 3.376% due 02/15/2025	27,614	30,778
VTR Comunicaciones SpA 5.125% due 01/15/2028	1,000	1,036
		286,510
Total Corporate Bonds & Notes (Cost $2,507,431)		2,606,074
MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.1%
University of California Revenue Notes, Series 2020 0.883% due 05/15/2025	6,200	6,257
FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	3,000	3,046
2.154% due 07/01/2030	5,000	5,069
		8,115
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	1,367	1,480
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	5,248
3.007% due 01/01/2033	2,000	2,109
		8,837
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023	825	833
NEW YORK 0.1%
New York State Urban Development Corp. Revenue Notes, Series 2020
0.965% due 03/15/2024	3,900	3,910
1.115% due 03/15/2025	2,500	2,508
		6,418
TEXAS 0.1%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	2,500	2,519

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	2,455	2,464
		4,983
Total Municipal Bonds & Notes (Cost $34,717)		35,443
U.S. GOVERNMENT AGENCIES 41.1%
Fannie Mae
0.235% due 12/25/2036 - 07/25/2037 •	470	463
0.398% due 05/25/2037 •	32	32
0.466% due 06/25/2055 •	2,149	2,144
0.498% due 03/25/2044 •	380	381
0.558% due 09/25/2035 •	244	246
0.598% due 06/25/2049 •	26,446	26,607
0.606% due 09/25/2046 •	1,835	1,813
2.131% due 08/01/2035 •	190	193
2.310% due 08/01/2022	4,404	4,510
2.358% due 01/25/2031 ~(a)	15,400	2,356
2.371% due 06/01/2043 - 07/01/2044 •	536	538
2.537% due 08/01/2035 •	21	21
2.571% due 09/01/2040 •	2	2
2.670% due 08/01/2022	678	698
2.760% due 08/25/2055 ~(a)	9,681	577
3.075% due 04/01/2035 •	508	510
3.141% due 05/25/2035 ~	56	57
3.176% due 05/01/2038 •	5,266	5,562
3.700% due 01/01/2025 •	1	1
3.741% due 10/01/2032 •	101	106
3.862% due 09/01/2039 •	15	15
4.007% due 11/01/2035 •	13	14
4.090% due 09/01/2035 •	17	17
4.105% due 12/01/2036 •	99	104
5.000% due 04/25/2033	322	367
5.021% due 09/01/2034 •	45	47
7.000% due 04/25/2023 - 06/01/2032	117	131
Freddie Mac
0.506% due 08/15/2040 - 10/15/2040 •	14,973	14,710
0.602% due 11/15/2030 •	2	2
0.652% due 09/15/2030 •	3	3
0.872% due 05/15/2037 •	374	381
1.352% due 08/25/2022 ~(a)	48,524	896
2.371% due 02/25/2045 •	101	103
3.500% due 02/01/2048 - 10/01/2048	35,227	37,194
4.000% due 04/01/2029 - 10/01/2041	2,787	3,068
4.500% due 03/01/2029 - 09/01/2041	1,307	1,427
5.500% due 10/01/2034 - 07/01/2038	1,273	1,488
6.000% due 02/01/2033 - 05/01/2040	2,457	2,898
6.500% due 04/15/2029 - 10/01/2037	22	24
7.000% due 06/15/2023	54	57
7.500% due 07/15/2030 - 03/01/2032	27	32
8.500% due 08/01/2024	1	1
Ginnie Mae
0.457% due 10/20/2043 •	7,789	7,778
0.605% due 08/20/2066 •	136	136
0.755% due 07/20/2065 - 08/20/2065 •	22,514	22,646
0.805% due 07/20/2063 •	772	772
0.925% due 10/20/2066 •	9,904	10,031
0.955% due 06/20/2066 •	5,472	5,548
0.985% due 08/20/2066 •	15,049	15,279
1.155% due 01/20/2066 •	3,857	3,940
1.586% due 06/20/2067 •	547	558
1.904% due 04/20/2067 •	11,011	11,251
2.875% (H15T1Y + 1.500%) due 04/20/2026 ~	11	12
2.875% due 05/20/2030 •	1	1
3.000% due 02/20/2027 - 02/20/2032 •	78	82
3.000% due 03/15/2045 - 08/15/2045	5,464	5,687
3.125% due 10/20/2029 - 11/20/2029 •	28	29
3.250% due 07/20/2030 •	1	1
3.672% due 09/20/2066 ~	18,110	19,352
4.000% due 10/20/2044 - 06/20/2048	35,460	38,065
4.500% due 04/20/2048 - 01/20/2049	59,508	64,180
5.000% due 08/20/2048 - 12/20/2049	146,851	159,892
6.000% due 12/15/2038 - 11/15/2039	16	19
Ginnie Mae, TBA
3.000% due 12/01/2050	4,600	4,814
3.500% due 11/01/2050 - 12/01/2050	91,900	96,882
4.000% due 11/01/2050	14,000	14,786
4.500% due 10/01/2050 - 11/01/2050	166,900	179,032
Small Business Administration
5.130% due 09/01/2023	2	2
6.290% due 01/01/2021	1	1
Uniform Mortgage-Backed Security
2.000% due 08/01/2050	594	614
2.500% due 07/01/2039 - 03/01/2040	3,220	3,381
3.000% due 12/01/2020 - 06/01/2030	35,984	38,790

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

3.500% due 02/01/2030 - 02/01/2050		71,253	75,725
4.000% due 01/01/2026 - 01/01/2049		72,939	77,967
4.500% due 08/01/2023 - 09/01/2045		13,739	15,165
5.000% due 06/01/2025 - 08/01/2044		4,352	4,913
5.500% due 05/01/2022 - 07/01/2041		11,024	12,803
6.000% due 09/01/2021 - 01/01/2039		8,300	9,404
6.500% due 11/01/2034		22	25
Uniform Mortgage-Backed Security, TBA
2.000% due 12/01/2050		482,900	497,145
2.500% due 11/01/2050 - 12/01/2050		612,500	640,999
3.000% due 10/01/2050 - 11/01/2050		464,300	486,517
3.500% due 10/01/2050 - 11/01/2050		83,695	88,343
5.500% due 11/01/2050		13,000	14,441
Total U.S. Government Agencies (Cost $2,714,197)			2,736,804
U.S. TREASURY OBLIGATIONS 12.2%
U.S. Treasury Bonds
1.375% due 08/15/2050		128,400	125,651
2.000% due 02/15/2050		47,000	53,172
2.500% due 02/15/2045		9,800	12,064
2.750% due 11/15/2042		8,300	10,631
2.875% due 08/15/2045 (m)		10,000	13,141
2.875% due 05/15/2049		31,900	42,720
3.000% due 05/15/2042		4,300	5,718
3.000% due 11/15/2044		155,300	207,550
3.000% due 05/15/2045		41,000	54,905
3.125% due 11/15/2041		20,500	27,709
3.125% due 08/15/2044		35,700	48,588
3.375% due 05/15/2044		63,300	89,340
3.625% due 02/15/2044		2,900	4,238
3.750% due 08/15/2041 (m)		27,700	40,669
U.S. Treasury Inflation Protected Securities (f)
0.125% due 07/15/2026 (m)		6,809	7,385
U.S. Treasury Notes
1.750% due 09/30/2022 (m)(o)		20,665	21,334
1.750% due 06/30/2024 (m)(o)		47,400	50,153
Total U.S. Treasury Obligations (Cost $761,051)			814,968
NON-AGENCY MORTGAGE-BACKED SECURITIES 10.4%
Alba PLC 0.223% due 03/17/2039 •	GBP	9,596	11,681
American Home Mortgage Investment Trust
2.310% due 02/25/2045 •		$182	183
6.700% due 06/25/2036 þ		11,811	3,447
AREIT Trust 2.772% due 04/14/2037 •		13,300	13,488
Banc of America Funding Trust
3.676% due 05/25/2035 ~		223	226
5.000% due 07/26/2036		17,684	3,134
6.000% due 03/25/2037 ^		2,325	2,107
Banc of America Mortgage Trust
4.297% due 05/25/2033 ~		205	206
6.500% due 10/25/2031		45	48
BCAP LLC Trust
0.358% due 05/25/2047 •		2,489	2,292
4.858% due 03/26/2037 þ		415	418
BDS Ltd. 1.450% due 09/15/2035 •		13,300	13,359
Bear Stearns Adjustable Rate Mortgage Trust
2.781% due 11/25/2030 ~		1	1
3.195% due 11/25/2034 ~		908	890
3.398% due 07/25/2034 ~		284	263
3.682% due 02/25/2033 ~		5	5
3.747% due 01/25/2035 ~		79	78
3.751% due 02/25/2033 ~		11	10
3.783% due 04/25/2034 ~		360	349
3.840% due 02/25/2036 •		32	32
4.016% due 04/25/2033 ~		41	42
4.051% due 01/25/2034 ~		173	178
4.379% due 01/25/2035 ~		196	190
Bear Stearns ALT-A Trust
3.251% due 09/25/2035 ^~		564	446
3.502% due 05/25/2035 ~		889	884
3.857% due 05/25/2036 ^~		1,755	1,201
Bear Stearns Structured Products, Inc. Trust
3.072% due 01/26/2036 ^~		1,221	1,014
6.765% due 12/26/2046 ^~		861	765
Business Mortgage Finance PLC 2.073% due 02/15/2041 •	GBP	1,982	2,533
CD Mortgage Trust 3.431% due 08/15/2050		$5,900	6,673
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054		7,037	7,695

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Chase Mortgage Finance Trust 3.594% due 01/25/2036 ^~		1,548	1,383
Citigroup Mortgage Loan Trust
2.530% due 10/25/2035 •		73	72
3.258% due 04/25/2066 ~		5,779	5,854
5.500% due 12/25/2035		2,770	2,174
Citigroup Mortgage Loan Trust, Inc.
2.290% due 09/25/2035 •		3,335	3,381
3.421% due 05/25/2035 ~		336	341
Countrywide Alternative Loan Trust
0.338% due 09/25/2046 ^•		11,554	10,820
0.346% due 09/20/2046 •		4,362	3,844
0.348% due 05/25/2036 •		969	824
1.148% due 08/25/2035 ^•		3,090	1,571
6.000% due 03/25/2035		12,259	11,556
6.000% due 02/25/2037 ^		6,956	4,908
6.000% due 08/25/2037 ^		6,814	5,861
Countrywide Home Loan Mortgage Pass-Through Trust
2.195% due 02/20/2036 ^•		153	134
3.597% due 02/20/2035 ~		419	418
3.735% due 11/25/2034 ~		647	643
Credit Suisse First Boston Mortgage Securities Corp. 4.996% due 06/25/2032 ~		14	14
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052		7,446	8,264
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.298% due 03/25/2037 ^•		3,852	3,690
0.648% due 02/25/2035 •		197	189
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~		3,454	3,504
Eurosail PLC
0.210% due 03/13/2045 •	GBP	1,260	1,592
0.220% due 03/13/2045 •		3,669	4,678
Exantas Capital Corp. 2.675% due 04/17/2037 •		$9,100	9,113
First Horizon Alternative Mortgage Securities Trust 2.841% due 08/25/2035 ^~		1,951	1,756
First Horizon Mortgage Pass-Through Trust 3.097% due 10/25/2035 ^~		1,340	1,309
Great Hall Mortgages PLC 0.363% due 06/18/2039 •		2,752	2,674
GreenPoint Mortgage Funding Trust 0.328% due 09/25/2046 •		174	160
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		10,700	10,532
3.203% due 02/10/2029		5,500	5,495
3.980% due 02/10/2029		17,150	17,143
GS Mortgage Securities Trust
3.120% due 05/10/2050		12,286	12,844
3.722% due 10/10/2049 ~		3,037	2,935
GSR Mortgage Loan Trust
3.350% due 11/25/2035 ~		270	266
3.681% due 09/25/2035 ~		939	956
HarborView Mortgage Loan Trust
0.596% due 05/19/2035 •		216	202
1.656% due 10/19/2035 •		1,943	1,561
3.068% due 12/19/2035 ^~		2,004	1,399
3.572% due 07/19/2035 ^~		789	667
Hawksmoor Mortgages 1.112% due 05/25/2053 •	GBP	55,665	71,854
Hilton USA Trust 2.828% due 11/05/2035		$14,400	14,434
IndyMac Adjustable Rate Mortgage Trust 1.997% due 01/25/2032 ~		1	0
IndyMac Mortgage Loan Trust
0.318% due 01/25/2037 ^•		2,062	1,894
3.310% due 06/25/2036 ~		5,801	4,846
JPMorgan Chase Commercial Mortgage Securities Trust 1.152% due 06/15/2032 •		15,317	14,682
JPMorgan Mortgage Trust
2.970% due 08/25/2034 ~		1,241	1,204
3.204% due 06/25/2035 ~		154	153
3.343% due 12/26/2037 ~		10,439	9,496
3.382% due 10/25/2036 ^~		2,161	1,894
5.750% due 01/25/2036 ^		402	290
JPMorgan Resecuritization Trust 3.576% due 05/26/2036 ~		12,509	10,013
Landmark Mortgage Securities PLC 0.358% due 04/17/2044 •	GBP	17,164	20,975
Manhattan West 2.130% due 09/10/2039		$16,100	16,768
MASTR Adjustable Rate Mortgages Trust
1.759% due 01/25/2047 ^•		2,215	3,911
2.790% due 08/25/2034 ~		2,282	1,996
Merrill Lynch Mortgage Investors Trust 2.688% due 04/25/2035 ~		1,664	1,615

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

MFA Trust 1.479% due 08/25/2049 ~		14,900	15,014
Morgan Stanley Bank of America Merrill Lynch Trust
3.069% due 02/15/2048		2,726	2,860
3.557% due 12/15/2047		7,200	7,664
Morgan Stanley Mortgage Loan Trust 3.243% due 07/25/2035 ^~		2,139	1,968
MortgageIT Trust 0.768% due 12/25/2035 •		1,705	1,640
MSSG Trust 3.397% due 09/13/2039		17,400	18,877
Nomura Resecuritization Trust 0.421% due 11/26/2036 •		10,572	8,502
Prime Mortgage Trust
0.548% due 02/25/2034 •		46	44
0.648% due 02/25/2035 •		2,139	2,039
RBSSP Resecuritization Trust 3.317% due 12/25/2035 ~		3,684	3,686
Residential Accredit Loans, Inc. Trust
0.248% due 05/25/2037 •		6,687	6,151
1.548% due 08/25/2036 ^•		1,294	1,277
4.370% due 12/25/2035 ^~		312	281
6.000% due 09/25/2036		810	754
6.500% due 09/25/2036 ^		5,265	3,795
Residential Asset Securitization Trust 0.598% due 10/25/2035 •		1,328	908
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037 ^		1,912	1,893
Ripon Mortgages PLC 0.868% due 08/20/2056 •	GBP	19,557	25,208
Structured Adjustable Rate Mortgage Loan Trust
0.348% due 04/25/2047 •		$1,472	1,354
3.219% due 01/25/2035 ~		1,217	1,208
3.694% due 11/25/2035 ~		5,553	4,430
Structured Asset Mortgage Investments Trust
0.406% due 07/19/2035 •		953	932
0.816% due 09/19/2032 •		12	11
SunTrust Adjustable Rate Mortgage Loan Trust 3.853% due 02/25/2037 ^~		1,423	1,317
Tharaldson Hotel Portfolio Trust 0.909% due 11/11/2034 •		7,939	7,635
Thornburg Mortgage Securities Trust
1.622% due 06/25/2047 ^•		7,228	6,318
1.672% due 03/25/2037 ^•		1,012	921
Towd Point Mortgage Funding 0.965% due 07/20/2045 •	GBP	53,723	69,107
Towd Point Mortgage Funding PLC 1.101% due 10/20/2051 •		29,736	38,471
Wachovia Mortgage Loan Trust LLC 3.898% due 05/20/2036 ^~		$1,454	1,442
WaMu Mortgage Pass-Through Certificates Trust
0.438% due 10/25/2045 •		202	200
0.648% due 02/25/2045 •		8,028	7,862
3.306% due 07/25/2037 ^~		3,583	3,478
3.325% due 05/25/2037 ^~		2,971	2,516
3.333% due 12/25/2036 ^~		7,053	6,653
3.545% due 12/25/2036 ^~		240	225
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	883
0.982% due 12/21/2049 •		18,509	23,838
1.682% due 12/21/2049 •		2,259	2,914
2.182% due 12/21/2049 •		1,179	1,517
2.682% due 12/21/2049 •		674	863
3.182% due 12/21/2049 •		674	852
Worldwide Plaza Trust 3.526% due 11/10/2036		$6,000	6,612
Total Non-Agency Mortgage-Backed Securities (Cost $677,006)			688,710
ASSET-BACKED SECURITIES 10.8%
Accredited Mortgage Loan Trust 0.408% due 09/25/2036 •		5,465	5,338
ACE Securities Corp. Home Equity Loan Trust
0.268% due 12/25/2036 •		2,434	1,759
0.298% due 07/25/2036 •		5,390	2,718
0.368% due 08/25/2036 ^•		10,442	3,721
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 0.618% due 11/25/2035 •		7,393	7,398
Anchorage Capital CLO Ltd. 0.000% due 10/20/2031 •(b)		13,300	13,300
Argent Securities Trust
0.298% due 07/25/2036 •		17,849	7,852
0.338% due 03/25/2036 •		5,891	3,966
Atrium Corp. 1.088% due 04/22/2027 •		15,819	15,752

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Avery Point CLO Ltd. 1.345% due 04/25/2026 •	2,317	2,318
Bear Stearns Asset-Backed Securities Trust
0.298% due 11/25/2036 •	7,420	7,016
0.308% due 08/25/2036 •	1,002	1,244
1.273% due 02/25/2035 •	5,043	5,047
California Street CLO Ltd. 1.305% due 10/15/2025 •	7,538	7,525
Carrington Mortgage Loan Trust 1.503% due 10/17/2029 •	10,000	9,986
Cent CLO Ltd. 1.345% due 10/15/2026 •	16,245	16,189
Chesapeake Funding LLC 3.230% due 08/15/2030	6,773	6,873
Citigroup Mortgage Loan Trust 6.750% due 05/25/2036 þ	3,541	2,559
Countrywide Asset-Backed Certificates
0.288% due 06/25/2047 ^•	2,709	2,495
0.318% due 09/25/2036 •	11,556	11,445
0.378% due 05/25/2037 •	7,400	6,841
0.548% due 06/25/2036 •	6,600	6,473
0.598% due 09/25/2036 •	2,946	2,723
0.898% due 05/25/2034 •	1,221	1,217
4.538% due 10/25/2046 þ	8,183	7,516
Countrywide Asset-Backed Certificates Trust 0.948% due 08/25/2047 •	1,007	995
Credit-Based Asset Servicing & Securitization Trust 0.208% due 11/25/2036 •	363	221
EMC Mortgage Loan Trust 0.888% due 05/25/2040 •	96	94
Evergreen Credit Card Trust 1.900% due 09/16/2024	20,300	20,870
Figueroa CLO Ltd. 1.175% due 01/15/2027 •	3,646	3,646
First Franklin Mortgage Loan Trust 0.883% due 09/25/2035 •	191	192
Ford Credit Floorplan Master Owner Trust
0.432% due 05/15/2023 •	28,800	28,795
2.840% due 03/15/2024	16,200	16,761
Fremont Home Loan Trust
0.208% due 01/25/2037 •	70	39
0.558% due 11/25/2035 •	9,900	9,056
GSAA Home Equity Trust
5.995% due 03/25/2046 ^~	7,830	4,851
6.500% due 08/25/2047	11,103	7,859
GSAMP Trust 0.238% due 06/25/2036 •	3,813	2,695
Halcyon Loan Advisors Funding Ltd. 1.358% due 10/22/2025 •	4,206	4,202
Home Equity Loan Trust 0.378% due 04/25/2037 •	16,528	15,797
Jamestown CLO Ltd. 1.075% due 07/25/2027 •	4,337	4,303
JMP Credit Advisors CLO Ltd. 1.123% due 01/17/2028 •	18,319	18,208
JPMorgan Mortgage Acquisition Corp.
0.538% due 05/25/2035 •	4,500	4,461
0.558% due 10/25/2035 ^•	7,200	7,019
JPMorgan Mortgage Acquisition Trust
0.258% due 08/25/2036 •	2,731	2,222
0.388% due 08/25/2036 •	1,406	1,169
0.408% due 03/25/2037 •	1,876	1,849
Lehman XS Trust 0.328% due 06/25/2036 •	1,469	1,348
LoanCore Issuer Ltd. 1.282% due 05/15/2028 •	14,938	14,882
LP Credit Card ABS Master Trust 1.740% due 08/20/2024 •	14,224	14,581
MASTR Asset-Backed Securities Trust
0.388% due 03/25/2036 •	5,034	4,104
0.728% due 12/25/2035 •	3,145	3,123
Merrill Lynch Mortgage Investors Trust
0.258% due 07/25/2037 •	3,010	1,790
0.388% due 08/25/2037 •	2,869	1,980
5.609% due 03/25/2037 þ	4,597	1,490
MidOcean Credit CLO
1.075% due 04/15/2027 •	2,541	2,527
1.522% due 01/20/2029 •	13,300	13,252
Monarch Grove CLO 1.125% due 01/25/2028 •	8,928	8,843
Morgan Stanley ABS Capital, Inc. Trust
0.298% due 07/25/2036 •	7,202	3,900
0.328% due 05/25/2037 •	10,842	9,449
0.398% due 08/25/2036 •	13,331	8,440
0.448% due 06/25/2036 •	5,058	3,350

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Mountain Hawk CLO Ltd. 1.472% due 04/18/2025 •		2,242	2,239
NovaStar Mortgage Funding Trust 0.388% due 11/25/2036 •		2,933	1,368
OCP CLO Ltd. 1.075% due 07/15/2027 •		5,567	5,550
OneMain Direct Auto Receivables Trust 3.430% due 12/16/2024		14,065	14,243
Option One Mortgage Loan Trust
0.288% due 03/25/2037 •		5,532	5,036
0.368% due 05/25/2037 •		10,584	7,854
Option One Mortgage Loan Trust Asset-Backed Certificates 0.838% due 11/25/2035 •		14,900	14,438
Ownit Mortgage Loan Trust
0.258% due 09/25/2037 •		2,598	1,566
0.298% due 05/25/2037 •		26,061	22,596
0.388% due 09/25/2037 •		12,773	7,955
Palmer Square CLO Ltd. 1.130% due 08/15/2026 •		6,240	6,228
Palmer Square Loan Funding Ltd. 1.242% due 04/20/2027 •		11,912	11,892
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.273% due 03/25/2035 •		4,366	4,339
RAAC Trust 0.488% due 02/25/2036 •		1,244	1,236
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		12,719	6,397
Residential Asset Mortgage Products Trust 0.828% due 04/25/2035 •		7,300	7,227
Residential Asset Securities Corp. Trust
0.388% due 09/25/2036 •		4,955	4,922
0.398% due 04/25/2037 •		1,924	1,913
0.548% due 02/25/2036 •		6,044	5,978
0.808% due 12/25/2035 •		3,825	3,272
Securitized Asset-Backed Receivables LLC Trust 0.278% due 05/25/2037 ^•		1,068	882
SG Mortgage Securities Trust 0.418% due 02/25/2036 •		2,425	1,787
SLM Student Loan Trust
0.720% due 12/15/2027 •		5,285	5,256
0.800% due 12/15/2025 •		8,198	8,168
SoFi Consumer Loan Program Trust 3.010% due 04/25/2028		5,328	5,396
Soundview Home Loan Trust
0.258% due 02/25/2037 •		1,770	663
1.048% due 10/25/2037 •		18,080	15,796
Specialty Underwriting & Residential Finance Trust 0.298% due 11/25/2037 •		15,288	10,518
Starwood Commercial Mortgage Trust 1.232% due 07/15/2038 •		14,500	14,328
Structured Asset Securities Corp. Mortgage Loan Trust 0.598% due 05/25/2037 •		6,600	6,349
Sudbury Mill CLO Ltd.
1.423% due 01/17/2026 •		2,618	2,613
1.443% due 01/17/2026 •		2,618	2,611
Telos CLO Ltd. 1.543% due 01/17/2027 •		3,721	3,712
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		36,851	39,088
Tralee CLO Ltd. 1.382% due 10/20/2028 •		15,100	14,973
Venture CLO Ltd.
1.095% due 04/15/2027 •		8,038	8,000
1.125% due 01/15/2028 •		8,209	8,157
Voya CLO Ltd. 0.965% due 07/25/2026 •		2,171	2,169
WaMu Asset-Backed Certificates WaMu Trust
0.298% due 01/25/2037 •		3,315	2,137
0.398% due 04/25/2037 •		5,949	3,137
Zais CLO Ltd. 1.425% due 04/15/2028 •		16,209	16,207
Total Asset-Backed Securities (Cost $692,298)			715,830
SOVEREIGN ISSUES 4.3%
Brazil Letras do Tesouro Nacional 0.000% due 04/01/2021 (e)	BRL	927,200	163,297
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$12,300	13,811
Israel Government International Bond 2.750% due 07/03/2030		17,900	19,843
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	6,200	6,608
Korea International Bond 2.000% due 06/19/2024		$1,200	1,258

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Peru Government International Bond
5.400% due 08/12/2034	PEN	2,000	582
5.940% due 02/12/2029		45,100	14,712
6.350% due 08/12/2028		50,200	16,807
6.950% due 08/12/2031		4,000	1,359
8.200% due 08/12/2026		32,000	11,795
Provincia de Buenos Aires 33.378% due 04/12/2025	ARS	35,575	210
Qatar Government International Bond
3.375% due 03/14/2024		$12,500	13,487
3.875% due 04/23/2023		18,100	19,465
4.000% due 03/14/2029		4,000	4,685
Total Sovereign Issues (Cost $292,537)			287,919
		SHARES
PREFERRED SECURITIES 1.1%
BANKING & FINANCE 0.2%
Banco Bilbao Vizcaya Argentaria S.A. 8.875% due 04/14/2021 •(g)(h)		2,800,000	3,397
Discover Financial Services 6.125% due 06/23/2025 •(g)		5,500	5,832
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)		6,600,000	6,947
			16,176
UTILITIES 0.9%
AT&T Mobility LLC 7.000% due 10/20/2022 «(g)(i)		2,136,108	57,785
Total Preferred Securities (Cost $73,121)			73,961
SHORT-TERM INSTRUMENTS 4.3%
REPURCHASE AGREEMENTS (j) 3.4%			228,496
		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.9%
0.128% due 10/22/2020 - 01/21/2021 (d)(e)(m)(o)		57,400	57,392
Total Short-Term Instruments (Cost $285,884)			285,888
Total Investments in Securities (Cost $8,059,822)			8,267,196
		SHARES
INVESTMENTS IN AFFILIATES 8.4%
SHORT-TERM INSTRUMENTS 8.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.4%
PIMCO Short Asset Portfolio		22,318,864	223,479
PIMCO Short-Term Floating NAV Portfolio III		33,776,735	333,072
Total Short-Term Instruments (Cost $555,346)			556,551
Total Investments in Affiliates (Cost $555,346)			556,551
Total Investments 132.5% (Cost $8,615,168)			$8,823,747
Financial Derivative Instruments (l)(n) 0.1%(Cost or Premiums, net $(13,764))			9,349
Other Assets and Liabilities, net (32.6)%			(2,172,609)
Net Assets 100.0%			$6,660,487

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Contingent convertible security.
(i)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$57,777	$57,785	0.87%
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	9,500	10,007	0.15
General Motors Co.	6.125	10/01/2025	05/07/2020	19,885	23,147	0.34
General Motors Co.	6.800	10/01/2027	05/07/2020	3,692	4,505	0.07
Lloyds Banking Group PLC	3.870	09/02/2021	05/22/2018	1,400	1,426	0.02
$92,254	$96,870	1.45%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
DEU	0.110%	09/30/2020	10/01/2020	$76,800	U.S. Treasury Bonds 3.000% due 02/15/2049	$(77,623)	$76,800	$76,800
0.110	10/01/2020	10/02/2020	75,900	U.S. Treasury Inflation Protected Securities 0.125% due 01/15/2030	(77,561)	75,900	75,900
FICC	0.000	09/30/2020	10/01/2020	6,796	U.S. Treasury Notes 1.750% due 07/31/2021	(6,932)	6,796	6,796
RDR	0.100	09/30/2020	10/01/2020	69,000	U.S. Treasury Notes 1.750% - 2.875% due 05/31/2023 - 08/15/2028	(70,412)	69,000	69,000
Total Repurchase Agreements	$(232,528)	$228,496	$228,496
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BRC	(1.500)%	07/06/2020	TBD(3)	$(1,914)	$(1,907)
Total Reverse Repurchase Agreements	$(1,907)
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	3.500%	10/01/2035	$10,000	$(10,580)	$(10,576)
Uniform Mortgage-Backed Security, TBA	4.000	11/01/2050	600	(640)	(640)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Total Short Sales (0.2)%	$(11,220)	$(11,216)
(k)	Securities with an aggregate market value of $3,034 and cash of $40 have been pledged as collateral under the terms of master agreements as of September 30, 2020.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2020 was $(248,198) at a weighted average interest rate of 1.375%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Euro-Bund 10-Year Bond December Futures	12/2020	45	$9,208	$51	$13	$(19)
Euro-Buxl 30-Year Bond December Futures	12/2020	31	8,094	316	43	(41)
U.S. Treasury 5-Year Note December Futures	12/2020	1,962	247,273	319	0	(199)
U.S. Treasury 10-Year Note December Futures	12/2020	3,199	446,360	798	0	(800)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2020	296	65,657	(658)	0	(592)
$826	$56	$(1,651)
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
U.S. Treasury 30-Year Bond December Futures	12/2020	64	$(11,282)	$38	$60	$0
Total Futures Contracts	$864	$116	$(1,651)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.826%	$2,400	$(61)	$81	$20	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2023	1.070	6,100	(428)	416	(12)	2	0
General Electric Co.	1.000	Quarterly	06/20/2024	1.269	5,400	(66)	15	(51)	0	(4)
General Electric Co.	1.000	Quarterly	12/20/2024	1.419	5,000	(78)	(7)	(85)	2	0
Morgan Stanley	1.000	Quarterly	12/20/2020	0.264	12,100	201	(178)	23	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2024	4.761	EUR	14,400	25	(2,138)	(2,113)	0	(69)
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	5.037	1,300	(199)	(50)	(249)	0	(6)
Tesco PLC	1.000	Quarterly	06/20/2022	0.221	15,000	(732)	977	245	0	(1)
$(1,338)	$(884)	$(2,222)	$4	$(81)
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	12/16/2050	GBP	85,700	$(8,714)	$2,220	$(6,494)	$702	$0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025	CAD	25,600	28	421	449	0	(8)
Pay	3-Month USD-LIBOR	2.800	Semi-Annual	08/22/2023	$66,200	(1,486)	6,560	5,074	0	(3)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	JPY	11,160,000	(639)	(1,430)	(2,069)	0	(49)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/18/2026	33,110,000	(1,930)	(4,209)	(6,139)	0	(120)
Pay	6-Month JPY-LIBOR	0.095	Semi-Annual	09/13/2026	4,100,000	0	(104)	(104)	18	0
Pay	6-Month JPY-LIBOR	0.092	Semi-Annual	09/13/2026	2,050,000	0	(48)	(48)	9	0
Pay	6-Month JPY-LIBOR	0.068	Semi-Annual	09/18/2026	3,410,000	0	(37)	(37)	15	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

Pay	6-Month JPY-LIBOR	0.062	Semi-Annual	09/18/2026	5,460,000	(3)	(37)	(40)	24	0
Pay	6-Month JPY-LIBOR	0.064	Semi-Annual	09/19/2026	2,050,000	0	(18)	(18)	9	0
Pay	6-Month JPY-LIBOR	0.063	Semi-Annual	09/19/2026	2,050,000	0	(16)	(16)	9	0
Pay	6-Month JPY-LIBOR	0.087	Semi-Annual	09/20/2026	1,025,000	0	(22)	(22)	4	0
Pay	6-Month JPY-LIBOR	0.097	Semi-Annual	09/24/2026	2,495,000	3	(71)	(68)	11	0
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	09/20/2027	7,200,000	(375)	(1,239)	(1,614)	0	(30)
Receive	6-Month JPY-LIBOR	0.300	Semi-Annual	03/20/2028	1,700,000	118	(517)	(399)	0	(7)
Pay	6-Month JPY-LIBOR	0.380	Semi-Annual	06/18/2028	17,350,000	663	4,673	5,336	68	0
Receive	6-Month JPY-LIBOR	0.399	Semi-Annual	06/18/2028	2,750,000	(2)	(884)	(886)	0	(11)
Receive	6-Month JPY-LIBOR	0.450	Semi-Annual	03/20/2029	2,870,000	(212)	(860)	(1,072)	0	(15)
Pay	6-Month JPY-LIBOR	0.036	Semi-Annual	03/10/2038	1,012,000	0	(246)	(246)	10	0
Pay	6-Month JPY-LIBOR	0.040	Semi-Annual	03/10/2038	1,012,000	0	(239)	(239)	10	0
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	03/20/2038	6,502,000	184	(6,280)	(6,096)	0	(64)
Receive	6-Month JPY-LIBOR	0.800	Semi-Annual	10/22/2038	690,000	0	(736)	(736)	0	(7)
Receive	6-Month JPY-LIBOR	0.705	Semi-Annual	10/31/2038	2,050,000	131	(1,975)	(1,844)	0	(21)
Receive	6-Month JPY-LIBOR	0.785	Semi-Annual	11/12/2038	1,050,000	4	(1,094)	(1,090)	0	(11)
Receive	6-Month JPY-LIBOR	0.750	Semi-Annual	12/20/2038	5,544,600	294	(5,678)	(5,384)	0	(57)
Pay	6-Month JPY-LIBOR	0.122	Semi-Annual	08/22/2039	4,060,000	366	(990)	(624)	47	0
Pay	6-Month JPY-LIBOR	0.123	Semi-Annual	08/22/2039	2,680,000	71	(481)	(410)	31	0
Pay	6-Month JPY-LIBOR	0.103	Semi-Annual	08/28/2039	660,000	0	(124)	(124)	8	0
Pay	6-Month JPY-LIBOR	1.000	Semi-Annual	03/21/2048	690,000	1,686	(475)	1,211	13	0
Pay	28-Day MXN-TIIE	8.700	Lunar	11/02/2020	MXN	1,954,600	(113)	688	575	10	0
Pay	28-Day MXN-TIIE	8.735	Lunar	11/06/2020	154,800	0	45	45	1	0
Pay	28-Day MXN-TIIE	8.720	Lunar	11/13/2020	50,600	(3)	18	15	0	0
Receive	28-Day MXN-TIIE	8.683	Lunar	11/27/2020	1,384,600	0	(600)	(600)	0	(7)
Receive	28-Day MXN-TIIE	8.855	Lunar	12/03/2020	2,757,900	51	(1,298)	(1,247)	0	(13)
$(9,878)	$(15,083)	$(24,961)	$999	$(423)
Total Swap Agreements	$(11,216)	$(15,967)	$(27,183)	$1,003	$(504)
(m)

Securities with an aggregate market value of $35,689 and cash of $20,776 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2020.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability
BOA	11/2020	EUR	33,924	$40,182	$370	$0
BPS	10/2020	CZK	2,106	93	2	0
12/2020	$366	KRW	433,985	6	0
04/2021	BRL	148,400	$26,969	697	0
BRC	11/2020	$4,858	GBP	3,706	0	(75)
12/2020	MXN	10,702	$484	3	0
BSH	04/2021	BRL	555,800	103,419	5,025	(4)
CBK	11/2020	EUR	17,148	20,323	199	0
11/2020	GBP	10,778	14,087	177	0
11/2020	NOK	1,090	122	5	0
12/2020	PEN	7,339	2,076	40	0
DUB	03/2021	32,479	9,065	62	0
GLM	10/2020	CZK	2,156	96	2	0
10/2020	HUF	2,047,930	6,885	280	0
10/2020	$18,622	HUF	5,471,342	0	(975)
HUS	10/2020	AUD	2,367	$1,730	35	0
10/2020	HUF	1,071,421	3,519	63	0
11/2020	GBP	229,155	299,684	3,927	0
11/2020	$1,569	GBP	1,208	0	(10)
JPM	11/2020	EUR	20,183	$23,891	205	0
11/2020	JPY	359,600	3,388	0	(24)
04/2021	BRL	223,000	41,554	2,074	0
MYI	10/2020	HUF	2,323,946	7,707	211	0
11/2020	$2,840	GBP	2,158	0	(55)
SCX	11/2020	2,260	1,702	0	(63)
12/2020	INR	14,380	$189	0	(5)
02/2021	ILS	1,658	483	0	(2)
TOR	10/2020	CAD	2,901	2,218	39	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

UAG	11/2020	EUR	10,077	11,940	114	0
Total Forward Foreign Currency Contracts	$13,536	$(1,213)
WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
DUB	Floor - OTC CPURNSA	218.011	Maximum of [0.000% - (Final Index/Initial Index - 1)] or 0	10/13/2020	15,400	$(151)	$0
OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
FAR	Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050	$102.141	11/05/2020	16,600	$(127)	$(40)
Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 11/01/2050	102.219	11/05/2020	19,500	(128)	(46)
Put - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 12/01/2050	99.219	12/07/2020	20,000	(147)	(143)
Call - OTC Uniform Mortgage-Backed Security, TBA 1.500% due 12/01/2050	101.172	12/07/2020	20,000	(157)	(119)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.438	10/07/2020	12,700	(54)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.953	10/07/2020	31,700	(104)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.141	10/07/2020	20,000	(62)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.953	11/05/2020	28,600	(115)	(27)
JPM	Put - OTC Ginnie Mae, TBA 2.000% due 12/01/2050	102.188	12/14/2020	20,000	(113)	(90)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2050 «	103.594	01/14/2021	20,000	(77)	(77)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.555	10/07/2020	8,000	(36)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	101.602	10/07/2020	13,900	(50)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	102.293	10/07/2020	20,000	(62)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	103.102	10/07/2020	10,000	(27)	(37)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 10/01/2050	103.602	10/07/2020	13,900	(33)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	101.922	11/05/2020	9,000	(27)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.375	11/05/2020	19,900	(87)	(24)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.438	11/05/2020	19,900	(146)	(181)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	102.438	11/05/2020	19,900	(146)	(25)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.375	11/05/2020	19,900	(56)	(41)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2050	103.922	11/05/2020	9,000	(18)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050	101.938	12/07/2020	6,200	(23)	(25)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 12/01/2050	103.938	12/07/2020	6,200	(13)	(13)
$(1,808)	$(909)
Total Written Options	$(1,959)	$(909)
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2020(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Russia Government International Bond	1.000%	Quarterly	12/20/2024	1.063%	$14,800	$95	$(130)	$0	$(35)
South Africa Government International Bond	1.000	Quarterly	06/20/2024	2.761	15,900	(680)	(308)	0	(988)
JPM	Russia Government International Bond	1.000	Quarterly	12/20/2024	1.063	300	1	(2)	0	(1)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

South Africa Government International Bond	1.000	Quarterly	12/20/2023	2.596	100	(5)	0	0	(5)
Total Swap Agreements	$(589)	$(440)	$0	$(1,029)
(o)

Securities with an aggregate market value of $1,996 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2020.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$21,599	$21,599
Corporate Bonds & Notes
Banking & Finance	0	1,287,477	0	1,287,477
Industrials	0	1,030,661	0	1,030,661
Specialty Finance	0	1,426	0	1,426
Utilities	0	286,510	0	286,510
Municipal Bonds & Notes
California	0	6,257	0	6,257
Florida	0	8,115	0	8,115
Illinois	0	8,837	0	8,837
Iowa	0	833	0	833
New York	0	6,418	0	6,418
Texas	0	4,983	0	4,983
U.S. Government Agencies	0	2,736,804	0	2,736,804
U.S. Treasury Obligations	0	814,968	0	814,968
Non-Agency Mortgage-Backed Securities	0	688,710	0	688,710
Asset-Backed Securities	1,490	714,340	0	715,830
Sovereign Issues	0	287,919	0	287,919
Preferred Securities
Banking & Finance	0	16,176	0	16,176
Utilities	0	0	57,785	57,785
Short-Term Instruments
Repurchase Agreements	0	228,496	0	228,496
U.S. Treasury Bills	0	57,392	0	57,392
$1,490	$8,186,322	$79,384	$8,267,196
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$556,551	$0	$0	$556,551
Total Investments	$558,041	$8,186,322	$79,384	$8,823,747
Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(11,216)	$0	$(11,216)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	116	1,003	0	1,119
Over the counter	0	13,536	0	13,536
$116	$14,539	$0	$14,655
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1,651)	(504)	0	(2,155)
Over the counter	0	(3,074)	(77)	(3,151)
$(1,651)	$(3,578)	$(77)	$(5,306)
Total Financial Derivative Instruments	$(1,535)	$10,961	$(77)	$9,349
Totals	$556,506	$8,186,067	$79,307	$8,821,880

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	September 30, 2020 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended September 30, 2020:
Category and Subcategory	Beginning Balance at 12/31/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2020	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2020 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$45,516	$0	$(23,884)	$110	$3	$(146)	$0	$0	$21,599	$(99)
Preferred Securities
Utilities	0	57,777	0	0	0	8	0	0	57,785	8
	$45,516	$57,777	$(23,884)	$110	$3	$(138)	$0	$0	$79,384	$(91)
Financial Derivative Instruments - Liabilities
Over the counter	$0	$0	$(77)	$0	$0	$0	$0	$0	$(77)	$0
Totals	$45,516	$57,777	$(23,961)	$110	$3	$(138)	$0	$0	$79,307	$(91)
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2020	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments		$2,297	Proxy Pricing			Base Price			99.890	—
		19,302	Third Party Vendor			Broker Quote			99.925 - 100.100	100.012
Preferred Securities
Utilities		57,785	Recent Transaction			Purchase Price			$27.048	—
Financial Derivative Instruments - Liabilities
Over the counter		(77)	Other Valuation Techniques(2)			—			—	—
Total		$79,307
(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2020 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Portfolio I and II, Ltd. (each a “Commodity Subsidiary”), the Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO CommodityRealReturn® Strategy Portfolio and PIMCO Global Managed Asset Allocation Portfolio (“Commodity Portfolios”) respectively in order to effect certain investments for the Commodity Portfolios consistent with each Commodity Portfolio’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Commodity Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Commodity Portfolio and its respective Commodity Subsidiary. The consolidated financial statements include the accounts of the Commodity Portfolios and their respective Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Commodity Portfolios and their respective Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary with the intent that each Commodity Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Commodity Subsidiary, shares issued by each Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Commodity Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Commodity Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Commodity Subsidiary to its respective Commodity Portfolio.

		Date of	Subscription	% of Portfolio
Portfolio Name	Subsidiary	Incorporation	Agreement	Net Assets
PIMCO CommodityRealReturn® Strategy Portfolio	PIMCO Cayman Commodity Portfolio I, Ltd.	07/21/2006	08/01/2006	25.5%
PIMCO Global Managed Asset Allocation Portfolio	PIMCO Cayman Commodity Portfolio II, Ltd.	11/21/2008	01/14/2009	7.4%

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio’s shares is based on the Portfolio’s net asset value (“NAV”). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets less any liabilities attributable to that Portfolio or class by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Portfolios generally do not calculate their NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has, delegated to the Adviser, the responsibility for monitoring significant events that may materially affect the values of a Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio (or, in each instance in this paragraph, as applicable, an Underlying PIMCO Fund or Acquired Fund) uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Frequent or Excessive Purchases, Exchanges and Redemptions" section in each Portfolio's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider

Notes to Financial Statements (Cont.)

tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Security may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of September 30, 2020, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Notes to Financial Statements (Cont.)

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The Portfolios may also gain exposure indirectly to commodity markets by investing in the Commodity Subsidiary, which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (IRS) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, that provides commodity-linked exposure through its investments, will be qualifying income. Based on the reasoning in such rulings, a Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the 1940 Act.

The IRS issued in September 2016 proposed regulations that would have generally treated the Portfolio’s income inclusion (under Subpart F of the Code) with respect to the Commodity Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Commodity Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the 1940 Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Commodity Subsidiary’s earnings would be treated as other qualifying income if derived with respect to the Portfolio’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and the Portfolio's investments in the Commodity Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio's taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in its prospectus.

If, during a taxable year, the Commodity Subsidiary's taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the Portfolio as a deductible amount for income tax purposes. In the event the Commodity Subsidiary's taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the Portfolio as ordinary income for Federal income tax purposes.

Shares of the Portfolios currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

4. INVESTMENTS IN AFFILIATES

The Portfolios listed below may invest substantially all or significant portion of their assets in Institutional Class Shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series and PIMCO ETF Trust, affiliated open-end investment companies. The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may also invest in PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC’s”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the Underlying PIMCO Funds or Central Funds for the period ended September 30, 2020 (amounts in thousands†):

PIMCO All Asset Portfolio

Underlying PIMCO Funds	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset Multi-Real Fund	$0	$22,100	$0	$0	$221	$22,321	$0	$0
PIMCO CommoditiesPLUS® Strategy Fund	30,718	44,830	(40,301)	(7,219)	3,576	31,604	287	0
PIMCO CommodityRealReturn Strategy Fund®	6,947	79	(5,139)	(5,333)	3,446	0	20	0
PIMCO Dynamic Bond Fund	6,794	301	(1,034)	(26)	77	6,112	127	0
PIMCO Emerging Markets Bond Fund	0	9,606	(1,844)	84	660	8,506	140	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	79,977	1,283	(57,289)	(13,130)	5,504	16,345	898	0
PIMCO Emerging Markets Local Currency and Bond Fund	17,409	2,455	(6,260)	(2,264)	237	11,577	510	0

Notes to Financial Statements (Cont.)

PIMCO Extended Duration Fund	28,654	35,490	(50,235)	8,492	(674)	21,727	573	0
PIMCO Government Money Market Fund	3,785	92,809	(92,495)	0	0	4,099	6	0
PIMCO High Yield Fund	0	29,042	(12,165)	251	822	17,950	288	0
PIMCO High Yield Spectrum Fund	6,741	0	(6,755)	626	(612)	0	13	0
PIMCO Income Fund	32,020	36,130	(36,760)	1,203	(2,134)	30,459	1,305	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	0	12,462	(2,130)	(1)	193	10,524	54	0
PIMCO Investment Grade Credit Bond Fund	11,636	10,651	(14,443)	179	(270)	7,753	273	0
PIMCO Long Duration Total Return Fund	6,742	6,432	(13,557)	230	153	0	91	0
PIMCO Long-Term Real Return Fund	43,063	19,765	(57,186)	8,462	220	14,324	215	0
PIMCO Long-Term U.S. Government Fund	11,739	22,149	(29,669)	2,832	(877)	6,174	161	0
PIMCO Low Duration Fund	19,481	31,194	(40,117)	87	17	10,662	245	0
PIMCO Mortgage Opportunities and Bond Fund	5,550	211	(857)	(9)	49	4,944	129	0
PIMCO RAE Emerging Markets Fund	79,274	19,253	(49,929)	(13,101)	(8,231)	27,266	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	63,094	43,403	(53,823)	(6,440)	(2,841)	43,393	161	0
PIMCO RAE International Fund	0	23,653	(7,918)	0	1,566	17,301	0	0
PIMCO RAE Low Volatility PLUS EMG Fund	19,616	0	(18,655)	(439)	(522)	0	0	0
PIMCO RAE Low Volatility PLUS International Fund	13,237	0	(13,266)	(224)	253	0	0	0
PIMCO RAE PLUS EMG Fund	71,677	23,635	(43,590)	(8,050)	(9,578)	34,094	2,029	0
PIMCO RAE PLUS International Fund	8,235	56,021	(16,955)	(1,818)	4,471	49,954	2,782	0
PIMCO RAE PLUS Small Fund	0	33,373	(19,322)	2,892	2,291	19,234	1,666	0
PIMCO RAE US Small Fund	0	15,149	(8,049)	583	1,942	9,625	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	46,193	26,368	(27,971)	(3,938)	(6,093)	34,559	2,072	0
PIMCO RAFI Dynamic Multi-Factor Emerging Markets Equity ETF	12,385	7,618	(863)	(149)	(749)	18,242	131	0
PIMCO Real Return Fund	12,570	34,791	(27,493)	508	1,048	21,424	153	0
PIMCO RealEstateRealReturn Strategy Fund	18,362	54,820	(42,544)	1,246	(656)	31,228	1,377	0
PIMCO Senior Floating Rate Fund	0	16,553	(10,125)	220	392	7,040	175	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	19,207	9,969	(12,347)	(624)	(2,587)	13,618	336	0
PIMCO StocksPLUS® International Fund (Unhedged)	0	12,581	(13,218)	637	0	0	52	0
PIMCO Total Return Fund	12,109	45,496	(32,250)	360	830	26,545	408	0
PIMCO TRENDS Managed Futures Strategy Fund	6,812	409	(1,088)	4	(81)	6,056	219	0
Totals	$694,027	$800,081	$(867,642)	$(33,869)	$(7,937)	$584,660	$16,896	$0

PIMCO Balanced Allocation Portfolio

Notes to Financial Statements (Cont.)

Underlying PIMCO Funds	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$4,416	$428	$0	$0	$(119)	$4,725	$175	$0
PIMCO Short-Term Floating NAV Portfolio III	23,359	15,304	(25,500)	(12)	(27)	13,124	105	0
Totals	$27,775	$15,732	$(25,500)	$(12)	$(146)	$17,849	$280	$0

PIMCO Global Diversified Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$27,414	$6,485	$(5,177)	$(160)	$(636)	$27,926	$928	$0
PIMCO Global Advantage® Strategy Bond Fund	41,768	1,311	(6,727)	(155)	912	37,109	627	0
PIMCO Income Fund	49,807	4,350	(6,260)	(232)	(1,151)	46,514	1,910	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	34,065	1,594	(8,532)	(153)	832	27,806	396	0
PIMCO Investment Grade Credit Bond Fund	53,920	2,322	(10,564)	89	591	46,358	1,264	0
PIMCO RAE International Fund	47,438	11,225	(4,511)	(1,100)	(6,905)	46,147	0	0
PIMCO RAE PLUS EMG Fund	24,542	43,234	(10,499)	(3,646)	(7,093)	46,538	2,420	0
PIMCO RAE PLUS Small Fund	46,138	25,805	(13,094)	(4,073)	(8,348)	46,428	4,521	0
PIMCO Real Return Fund	55,324	1,335	(14,396)	81	3,890	46,234	447	0
PIMCO Short-Term Fund	166,138	7,886	(36,488)	(454)	1,968	139,050	1,607	0
PIMCO Short-Term Floating NAV Portfolio III	72,875	250,097	(252,700)	(482)	106	69,896	498	0
PIMCO StocksPLUS® Fund	44,209	13,704	(12,500)	(246)	1,499	46,666	1,405	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	48,712	8,903	(7,368)	(1,239)	(3,016)	45,992	751	0
PIMCO StocksPLUS® International Fund (Unhedged)	91,091	24,022	(15,908)	(3,023)	(4,048)	92,134	672	0
PIMCO Total Return Fund IV	168,881	8,282	(44,307)	798	5,419	139,073	2,579	0
Totals	$972,322	$410,555	$(449,031)	$(13,995)	$(15,980)	$903,871	$20,025	$0

PIMCO Global Managed Asset Allocation Portfolio

Underlying PIMCO Funds	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Investment Grade Credit Bond Fund	$0	$81,661	$(4,600)	$205	$4,607	$81,873	$1,265	$0
PIMCO Mortgage Opportunities and Bond Fund	90,572	2,255	0	0	871	93,698	2,247	0

Notes to Financial Statements (Cont.)

PIMCO Short Asset Portfolio	0	28,976	0	0	38	29,014	47	0
PIMCO Short-Term Floating NAV Portfolio III	112,748	561,429	(491,430)	(786)	276	182,237	1,029	0
Totals	$203,320	$674,321	$(496,030)	$(581)	$5,792	$386,822	$4,588	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. The tables below show the Portfolio's transactions in and earnings from investments in the affiliated Funds for the period ended September 30, 2020 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Portfolio Name	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Global Bond Opportunities Portfolio (Unhedged)	$6,955	$69	$(3,220)	$(67)	$39	$3,776	$69	$0
PIMCO Global Core Bond (Hedged) Portfolio	4,190	31	(3,490)	(76)	27	682	31	0
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	28,888	177	(28,380)	(458)	72	299	177	0
PIMCO International Bond Portfolio (Unhedged)	14	0	0	0	0	14	0	0
PIMCO Long-Term U.S. Government Portfolio	12,047	159	0	0	70	12,276	159	0
PIMCO Low Duration Portfolio	212,514	248,254	(86,400)	(381)	4,819	378,806	3,154	0
PIMCO Short-Term Portfolio	5,114	13,043	(17,833)	(319)	(5)	0	49	0
PIMCO Total Return Portfolio	384,921	3,941	(164,000)	(3,681)	2,298	223,479	3,941	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 12/31/2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2020	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommodityRealReturn® Strategy Portfolio	$6,714	$77,909	$(84,500)	$0	$(1)	$122	$8	$0
PIMCO Dynamic Bond Portfolio	1,711	53,629	(53,100)	2	0	2,242	29	0
PIMCO Emerging Markets Bond Portfolio	9,204	110,007	(113,000)	(109)	25	6,127	108	0
PIMCO Global Bond Opportunities Portfolio (Unhedged)	2,317	65,322	(64,250)	21	0	3,410	21	0
PIMCO Global Core Bond (Hedged) Portfolio	404	15,904	(16,000)	3	0	311	4	0

Notes to Financial Statements (Cont.)

PIMCO High Yield Portfolio	53,790	373,710	(397,700)	(158)	25	29,667	310	0
PIMCO Income Portfolio	6,237	76,111	(82,200)	(8)	0	140	13	0
PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	5,797	66,310	(67,780)	2	(1)	4,328	10	0
PIMCO International Bond Portfolio (Unhedged)	310	4,302	(4,580)	(1)	0	31	2	0
PIMCO Long-Term U.S. Government Portfolio	15,017	962,977	(977,200)	0	(1)	793	76	0
PIMCO Low Duration Portfolio	22,939	667,215	(593,400)	(1,301)	58	95,511	714	0
PIMCO Real Return Portfolio	33,991	1,454,657	(1,482,500)	(10)	(1)	6,137	157	0
PIMCO Short-Term Portfolio	13,127	335,221	(316,900)	(57)	7	31,398	122	0
PIMCO Total Return Portfolio	189,532	1,299,190	(1,157,100)	526	924	333,072	1,090	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC	Fixed Income Clearing Corporation	MYI	Morgan Stanley & Co. International PLC
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BOS	BofA Securities, Inc.	GRE	NatWest Markets Securities Inc.	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	SAL	Citigroup Global Markets, Inc.
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BSN	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
CBK	Citibank N.A.	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CFR	Credit Suisse Securities (Europe) Ltd.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MAC	Macquarie Bank Limited	TDL	Toronto Dominion Bank London
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
FAR	Wells Fargo Bank National Association	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	NZD	New Zealand Dollar
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	HKD	Hong Kong Dollar	PLN	Polish Zloty
CAD	Canadian Dollar	HUF	Hungarian Forint	RON	Romanian New Leu
CHF	Swiss Franc	IDR	Indonesian Rupiah	RUB	Russian Ruble
CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	USD (or $)	United States Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	ZAR	South African Rand
DOP	Dominican Peso	NOK	Norwegian Krone

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	CMX	Commodity Exchange, Inc.	MSE	Montreal Stock Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYMEX	New York Mercantile Exchange
CME	Chicago Mercantile Exchange	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EAFE	Europe, Australasia, and Far East Stock Index	MEHCO	Magellan East Houston WTI Crude Oil Options
BADLARPP	Argentina Badlar Floating Rate Notes	EBOBFUEL	Argus Eurobob Oxy Gasoline	MEHDUB	Magellan East Houston WTI Crude Oil vs. Dubai Crude Oil
BBSW3M	3 Month Bank Bill Swap Rate	EUR003M	3 Month EUR Swap Rate	MEHMID	Magellan East Houston WTI Crude Oil vs. WTI Midland Crude Oil
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EURMARGIN	European Refined Margin	NAPHTHACO	Naphtha (Platts) Crude Oil
BCOMTR	Bloomberg Commodity Index Total Return	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	OBX	Oslo Stock Exchange Index
BP0003M	3 Month GBP-LIBOR	FRCPXTOB	France Consumer Price ex-Tobacco Index	PIMCODB	PIMCO Custom Commodity Basket
BRENT	Brent Crude	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	Prime	Daily US Prime Rate
CAC	Cotation Assistée en Continu	GCZ0 Index	100 oz. Gold December Future	RAFI	Research Affiliates Fundamental Index
CDOR03	3 month CDN Swap Rate	GOLDLNPM	London Gold Market Fixing Ltd. PM	RBCAEC0T	Custom Commodity Forward Index
CDX.EM	Credit Derivatives Index - Emerging Markets	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	RUONIA	Ruble Overnight Index Average
CDX.HY	Credit Derivatives Index - High Yield	HOBR	Heating Oil Brent Crude	S&P 500	Standard & Poor's 500 Index
CDX.IG	Credit Derivatives Index - Investment Grade	IBEX 35	Spanish Continuous Exchange Index	SOFRRATE	Secured Overnight Financing Rate
CIXBSTR3	Custom Commodity Index	IBR	Indicador Bancario de Referencia	SONIO	Sterling Overnight Interbank Average Rate
CMBX	Commercial Mortgage-Backed Index	IXITR	S&P’s Industrials Select Sector Index	SPI 200	Australian Equity Futures Index
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JMABDEWE	J.P. Morgan Custom Commodity Index	TOPIX	Tokyo Price Index
CNREPOFIX	China Fixing Repo Rates 7-Day	JMABFNC2	J.P. Morgan Custom Commodity Index	UKRPI	United Kingdom Retail Prices Index
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	LIBOR03M	3 Month USD-LIBOR	ULSDCO	Ultra-Low Sulfur Diesel Crude
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	LLSCO	Light Louisiana Sweet WTI Crude Oil Options	US0001M	1 Month USD Swap Rate
DAX	Deutscher Aktien Index 30	LLSDUB	Light Louisiana Sweet Crude Oil vs. Calendar Dubai	US0003M	3 Month USD Swap Rate
DWRTFT	Dow Jones Wilshire REIT Total Return Index

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	KORIBOR	Korea Interbank Offered Rate	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	SOR	Swap Offer Rate
BBR	Bank Bill Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MSCI	Morgan Stanley Capital International	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	NCUA	National Credit Union Administration	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	PIK	Payment-in-Kind	WTI	West Texas Intermediate
JIBAR	Johannesburg Interbank Agreed Rate	PRIBOR	Prague Interbank Offered Rate	YOY	Year-Over-Year
JSC	Joint Stock Company	RBOB	Reformulated Blendstock for Oxygenate Blending